American Funds Insurance Series®
Global Growth Fund
Investment portfolio
September 30, 2025
unaudited
Common stocks 96.24% Information technology 27.06%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	10,705,200	$458,373
Microsoft Corp.	769,664	398,648
Broadcom, Inc.	1,058,323	349,151
NVIDIA Corp.	1,437,636	268,234
ASML Holding NV (ADR)	128,874	124,761
ASML Holding NV	105,955	103,013
NEC Corp.	2,967,871	95,106
Micron Technology, Inc.	433,659	72,560
Cloudflare, Inc., Class A (a)	336,935	72,303
Samsung Electronics Co., Ltd.	1,068,680	63,905
AppLovin Corp., Class A (a)	85,473	61,416
Shopify, Inc., Class A, subordinate voting shares (a)	278,761	41,427
International Business Machines Corp.	131,299	37,047
Ubiquiti, Inc.	51,660	34,126
SAP SE	122,929	32,892
Intel Corp. (a)	902,119	30,266
Salesforce, Inc.	126,566	29,996
Oracle Corp.	102,383	28,794
Apple, Inc.	107,144	27,282
Capgemini SE	176,911	25,662
Synopsys, Inc. (a)	48,065	23,715
Nemetschek SE	140,877	18,326
Check Point Software Technologies Ltd. (a)	79,736	16,498
EPAM Systems, Inc. (a)	60,723	9,156
		2,422,657
Industrials 16.78%
Airbus SE, non-registered shares	640,525	148,446
Comfort Systems USA, Inc.	154,869	127,795
Safran SA	327,660	115,445
Siemens AG	330,684	88,984
General Aerospace Co.	268,357	80,727
Boeing Co. (The) (a)	372,821	80,466
Saab AB, Class B	1,217,750	74,311
Ryanair Holdings PLC (ADR)	1,180,370	71,082
BAE Systems PLC	2,424,921	67,150
GT Capital Holdings, Inc.	5,411,899	53,515
TransDigm Group, Inc.	38,430	50,652
Howmet Aerospace, Inc.	212,197	41,639
Core & Main, Inc., Class A (a)	740,933	39,884
Copart, Inc. (a)	878,862	39,522
ATI, Inc. (a)	476,446	38,754
ASSA ABLOY AB, Class B	1,034,590	35,892
Crane Co.	178,460	32,862
RS Group PLC	4,265,517	32,613
Hanwha Aerospace Co., Ltd.	40,475	31,935
DSV A/S	153,094	30,448
American Funds Insurance Series — Page 1 of 319

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Hitachi, Ltd.	1,115,800	$29,652
Compagnie de Saint-Gobain SA, non-registered shares	270,675	29,128
The Toro Co.	373,724	28,478
PACCAR, Inc.	286,995	28,217
Alliance Global Group, Inc.	156,400,700	20,423
Deere & Co.	39,278	17,960
FTAI Aviation, Ltd.	102,740	17,143
Mitsui & Co., Ltd.	676,500	16,834
GE Vernova, Inc.	24,758	15,224
Daikin Industries, Ltd.	76,900	8,882
Ingersoll-Rand, Inc.	96,000	7,932
Honeywell International, Inc.	1,035	218
		1,502,213
Consumer discretionary 15.48%
Prosus NV, Class N	1,846,586	129,949
MercadoLibre, Inc. (a)	40,426	94,473
Renault SA	1,688,781	68,998
Trip.com Group, Ltd. (ADR)	861,800	64,807
Booking Holdings, Inc.	11,574	62,491
Starbucks Corp.	729,678	61,731
MGM China Holdings, Ltd.	28,793,200	61,531
Inchcape PLC	6,234,573	58,065
Chipotle Mexican Grill, Inc. (a)	1,459,337	57,191
Amazon.com, Inc. (a)	239,344	52,553
Compagnie Financiere Richemont SA, Class A	255,613	48,679
Alibaba Group Holding, Ltd. (ADR)	268,854	48,052
Sanrio Co., Ltd. (b)	912,300	42,881
LVMH Moet Hennessy-Louis Vuitton SE	64,729	39,556
Entain PLC	3,341,847	39,273
Hyundai Motor Co.	254,391	38,982
Restaurant Brands International, Inc. (CAD denominated)	607,375	38,964
Ferrari NV (EUR denominated)	76,323	36,882
InterContinental Hotels Group PLC	299,249	36,117
Urban Outfitters, Inc. (a)	455,688	32,550
LKQ Corp.	1,041,420	31,805
General Motors Co.	519,771	31,690
Hermes International	12,384	30,286
D.R. Horton, Inc.	173,953	29,480
Tesla, Inc. (a)	66,138	29,413
Industria de Diseno Textil SA	501,952	27,680
Toll Brothers, Inc.	167,692	23,165
Carvana Co., Class A (a)	54,306	20,486
Wynn Macau, Ltd.	21,430,000	19,883
O’Reilly Automotive, Inc. (a)	134,120	14,460
YUM! Brands, Inc.	94,493	14,363
		1,386,436
Financials 13.63%
Citigroup, Inc.	1,215,819	123,406
Fiserv, Inc. (a)	897,331	115,693
Banco Bilbao Vizcaya Argentaria SA	5,583,293	107,110
3i Group PLC	1,741,223	95,755
Aon PLC, Class A	244,466	87,172
Brookfield Corp., Class A	1,250,068	85,730
American Funds Insurance Series — Page 2 of 319

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Visa, Inc., Class A	237,305	$81,011
Prudential PLC	5,215,411	73,018
Societe Generale	809,341	53,554
Ameriprise Financial, Inc.	104,697	51,432
Aviva PLC	4,545,916	41,928
Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,445,830	36,363
Coinbase Global, Inc., Class A (a)	97,796	33,005
Japan Post Insurance Co., Ltd.	1,156,950	32,803
CME Group, Inc., Class A	103,473	27,957
UniCredit SpA	359,971	27,246
Allianz SE	58,078	24,370
AXA SA	433,077	20,664
Swissquote Group Holding, Ltd.	26,628	18,581
CaixaBank SA, non-registered shares	1,557,890	16,363
HSBC Holdings PLC (GBP denominated)	1,163,368	16,350
HDFC Bank, Ltd.	1,328,758	14,232
Blackstone, Inc.	81,283	13,887
Eurobank Ergasias Services and Holdings SA	3,558,529	13,712
CVC Capital Partners PLC	542,527	9,440
		1,220,782
Health care 7.43%
Vertex Pharmaceuticals, Inc. (a)	213,771	83,721
UnitedHealth Group, Inc.	179,184	61,872
Argenx SE (ADR) (a)	80,747	59,556
Thermo Fisher Scientific, Inc.	103,186	50,047
AstraZeneca PLC	194,247	29,212
AstraZeneca PLC (ADR)	241,523	18,530
Regeneron Pharmaceuticals, Inc.	83,600	47,006
EssilorLuxottica SA	144,508	46,826
Cigna Group (The)	132,736	38,261
Pfizer, Inc.	1,418,993	36,156
Sanofi	378,504	34,906
Eli Lilly and Co.	43,922	33,513
Haleon PLC	6,192,098	27,681
Pro Medicus, Ltd.	115,122	23,484
Alnylam Pharmaceuticals, Inc. (a)	50,179	22,882
Centene Corp. (a)	580,852	20,725
Bayer AG	537,074	17,801
Novo Nordisk AS, Class B	237,847	12,893
		665,072
Communication services 5.75%
Meta Platforms, Inc., Class A	213,121	156,512
Spotify Technology SA (a)	113,423	79,169
Alphabet, Inc., Class A	269,199	65,442
Publicis Groupe SA	549,935	52,737
Netflix, Inc. (a)	41,934	50,275
Nintendo Co., Ltd.	566,253	49,030
Bharti Airtel, Ltd.	2,029,589	42,938
Tencent Holdings, Ltd.	213,900	18,224
		514,327
American Funds Insurance Series — Page 3 of 319

unaudited
Common stocks (continued) Consumer staples 3.62%	Shares	Value (000)
Costco Wholesale Corp.	75,693	$70,064
Nestle SA	695,583	63,848
Pernod Ricard SA	489,386	47,999
Dollar General Corp.	408,173	42,185
Carrefour SA, non-registered shares	2,201,230	33,325
Coca-Cola HBC AG (CDI) (a)	445,087	20,975
Philip Morris International, Inc.	121,081	19,639
Monster Beverage Corp. (a)	239,297	16,107
Loblaw Cos., Ltd.	267,760	10,357
		324,499
Materials 2.95%
Linde PLC	165,188	78,464
Lynas Rare Earths, Ltd. (a)	5,358,289	59,601
Amcor PLC (CDI)	3,567,000	29,008
Sherwin-Williams Co.	81,338	28,164
Agnico Eagle Mines, Ltd.	149,601	25,197
First Quantum Minerals, Ltd. (a)	802,920	18,162
Syensqo SA	168,919	13,625
LyondellBasell Industries NV	250,227	12,271
		264,492
Energy 1.60%
NAC Kazatomprom JSC (GDR)	1,010,678	53,869
Canadian Natural Resources, Ltd. (CAD denominated)	1,066,948	34,116
Tourmaline Oil Corp. (b)	612,792	26,428
Reliance Industries, Ltd.	789,344	12,126
Schlumberger NV	286,688	9,853
TotalEnergies SE	112,486	6,832
		143,224
Real estate 1.31%
Mirvac Group REIT	25,439,540	38,212
Simon Property Group, Inc. REIT	168,674	31,655
Sun Hung Kai Properties, Ltd.	2,378,500	28,486
Dexus REIT	3,935,855	18,699
		117,052
Utilities 0.63%
Oklo, Inc., Class A (a)(b)	258,331	28,837
Veolia Environnement SA	429,985	14,630
FirstEnergy Corp.	286,296	13,118
		56,585
Total common stocks (cost: $5,495,510,000)		8,617,339
Preferred securities 0.24% Information technology 0.24%
Samsung Electronics Co., Ltd., nonvoting preferred shares	460,450	21,791
Total preferred securities (cost: $12,816,000)		21,791
American Funds Insurance Series — Page 4 of 319

unaudited
Short-term securities 3.93% Money market investments 3.57%	Shares	Value (000)
Capital Group Central Cash Fund 4.17% (c)(d)	3,196,680	$319,668
Money market investments purchased with collateral from securities on loan 0.36%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.05% (c)(e)	31,824,298	31,824
Total short-term securities (cost: $351,521,000)		351,492
Total investment securities 100.41% (cost: $5,859,847,000)		8,990,622
Other assets less liabilities (0.41)%		(36,672)
Net assets 100.00%		$8,953,950
Investments in affiliates (d)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.57%
Money market investments 3.57%
Capital Group Central Cash Fund 4.17% (c)	$283,574	$1,496,581	$1,460,350	$(56)	$(81)	$319,668	$9,342

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan.
(c)	Rate represents the seven-day yield at 9/30/2025.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 5 of 319

Global Small Capitalization Fund
Investment portfolio
September 30, 2025
unaudited

Common stocks 96.69% Industrials 20.77%	Shares	Value (000)
International Container Terminal Services, Inc.	3,775,560	$30,594
Cleanaway Waste Management, Ltd.	16,584,661	30,398
Takasago Thermal Engineering Co., Ltd.	840,548	23,400
Diploma PLC	327,432	23,361
Trelleborg AB, Class B	614,656	22,884
ATI, Inc. (a)	273,691	22,262
Nexans SA	144,359	21,355
Adecco Group AG	705,240	19,756
Comfort Systems USA, Inc.	22,756	18,778
Qantas Airways, Ltd.	2,581,896	18,656
CBIZ, Inc. (a)	346,801	18,367
UL Solutions, Inc., Class A	258,963	18,350
Casella Waste Systems, Inc., Class A (a)	185,415	17,592
Carel Industries SpA	569,940	14,955
VSE Corp.	82,900	13,781
Rumo SA	4,466,646	13,403
ICF International, Inc.	136,636	12,680
Inox Wind, Ltd. (a)	8,025,554	12,676
LS Electric Co., Ltd.	60,272	12,222
Sinfonia Technology Co., Ltd.	189,486	11,686
Bombardier, Inc., Class B (a)	75,000	10,510
Kandenko Co., Ltd.	363,300	9,964
Alaska Air Group, Inc. (a)	200,000	9,956
Godrej Industries, Ltd. (a)	723,053	9,786
Applied Industrial Technologies, Inc.	37,155	9,699
dormakaba Holding AG	9,722	8,915
Howden Joinery Group PLC	776,568	8,810
Sterling Infrastructure, Inc. (a)	25,735	8,742
First Advantage Corp. (a)	545,156	8,390
RENK Group AG	80,081	8,237
Visional, Inc. (a)	105,238	8,048
Air Lease Corp., Class A	125,000	7,956
Addtech AB, Class B	245,222	7,950
REV Group, Inc.	138,900	7,871
IMCD NV	71,833	7,422
Reliance Worldwide Corp., Ltd.	2,633,607	7,127
Hensoldt AG (b)	54,720	7,086
Beijer Ref AB, Class B	445,805	6,944
Tetra Tech, Inc.	197,183	6,582
Localiza Rent a Car SA, ordinary nominative shares	855,885	6,344
Huber + Suhner AG	35,267	6,043
Rosebank Industries PLC (a)	1,183,000	5,775
SPIE SA	103,175	5,548
Trex Co., Inc. (a)	102,977	5,321
Engcon AB, Class B	674,765	5,318
SATS, Ltd.	1,943,400	5,107
American Funds Insurance Series — Page 6 of 319

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
XPO, Inc. (a)	37,315	$4,824
WESCO International, Inc.	20,529	4,342
Oshkosh Corp.	31,942	4,143
Huaming Power Equipment Co., Ltd., Class A	1,403,100	3,905
KEI Industries, Ltd.	84,089	3,847
Byrna Technologies, Inc. (a)(b)	166,228	3,684
IndiaMart InterMesh, Ltd.	123,146	3,268
Matson, Inc.	30,728	3,030
FTI Consulting, Inc. (a)	15,646	2,529
Delhivery Ltd. (a)	433,780	2,199
Voyager Technologies, Inc., Class A (a)	61,500	1,831
Firefly Aerospace, Inc. (a)	17,600	516
McGrath RentCorp	4,336	509
		615,234
Financials 16.50%
Glacier Bancorp, Inc.	648,739	31,574
Cholamandalam Investment and Finance Co., Ltd.	1,576,928	28,609
HDFC Asset Management Co., Ltd.	453,566	28,262
SLM Corp.	950,948	26,322
Stifel Financial Corp.	229,857	26,082
First American Financial Corp.	379,577	24,384
Eurobank Ergasias Services and Holdings SA	6,000,458	23,121
Vontobel Holding AG	305,281	22,971
IIFL Finance, Ltd. (a)	4,298,688	21,879
Janus Henderson Group PLC	422,023	18,784
Max Financial Services, Ltd. (a)	989,050	17,555
Porto Seguro SA	1,711,732	16,036
Kyoto Financial Group, Inc.	750,000	15,955
Asia Commercial Joint Stock Bank	15,080,250	14,550
Lazard, Inc., Class A	263,022	13,882
Pluxee NV	742,682	13,175
Home BancShares, Inc.	462,484	13,088
SiriusPoint, Ltd. (a)	700,000	12,663
Baldwin Insurance Group, Inc. (The), Class A (a)	436,452	12,312
Gunma Bank, Ltd. (The) (b)	988,400	11,038
Banco del Bajio, SA	4,062,979	10,232
SouthState Bank Corp.	96,613	9,552
Essent Group, Ltd.	150,000	9,534
EFG International AG	334,117	6,791
Patria Investments, Ltd., Class A	429,310	6,268
Hokuhoku Financial Group, Inc.	228,875	5,994
FirstCash Holdings, Inc.	37,480	5,938
PJT Partners, Inc., Class A	28,318	5,033
JB Financial Group Co., Ltd.	294,756	4,821
Discovery, Ltd.	410,421	4,682
CVB Financial Corp.	243,840	4,611
360 ONE WAM, Ltd.	382,790	4,415
Sprott, Inc.	51,462	4,277
Root, Inc., Class A (a)	35,560	3,183
Haci Omer Sabanci Holding AS	1,477,665	3,085
Bridgepoint Group PLC	597,028	2,449
IG Group Holdings PLC	134,590	1,949
American Funds Insurance Series — Page 7 of 319

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Capitec Bank Holdings, Ltd.	9,438	$1,899
BNK Financial Group, Inc.	173,416	1,803
		488,758
Information technology 14.22%
King Slide Works Co., Ltd.	361,784	39,053
Allegro MicroSystems, Inc. (a)	974,214	28,447
Semtech Corp. (a)	391,320	27,960
Lattice Semiconductor Corp. (a)	371,183	27,215
MACOM Technology Solutions Holdings, Inc. (a)	185,668	23,114
Lumentum Holdings, Inc. (a)	135,733	22,085
PAR Technology Corp. (a)	497,881	19,706
Kokusai Electric Corp.	672,691	19,100
Credo Technology Group Holding, Ltd. (a)	121,157	17,642
Silicon Laboratories, Inc. (a)	116,697	15,302
Q2 Holdings, Inc. (a)	198,415	14,363
Pegasystems, Inc.	232,037	13,342
Unity Software, Inc. (a)	302,073	12,095
Riken Keiki Co., Ltd.	543,100	11,476
eMemory Technology, Inc.	168,430	11,135
Rogers Corp. (a)	125,624	10,108
Maruwa Co., Ltd.	38,054	9,958
Insight Enterprises, Inc. (a)	78,993	8,959
Tokyo Seimitsu Co., Ltd. (b)	124,023	8,433
Klaviyo, Inc., Class A (a)	299,960	8,306
MKS, Inc.	56,170	6,952
Ncino, Inc. (a)	250,605	6,794
MARA Holdings, Inc. (a)	356,957	6,518
Fabrinet, non-registered shares (a)	16,296	5,942
Netskope, Inc., Class A (a)	242,300	5,508
Cellebrite DI, Ltd. (a)	273,780	5,073
Domo, Inc., Class B (a)	300,719	4,763
Softcat PLC	211,275	4,484
Topicus.com, Inc., subordinate voting shares (a)	41,117	4,410
HPSP Co., Ltd.	142,882	3,437
Via Transportation, Inc., Class A (a)(b)	70,900	3,409
ASMPT, Ltd.	316,400	3,336
Confluent, Inc., Class A (a)	157,073	3,110
OBIC Business Consultants Co., Ltd.	46,700	2,874
MongoDB, Inc., Class A (a)	9,118	2,830
Wolfspeed, Inc. (a)	97,124	2,778
Hexaware Technologies, Ltd.	135,896	1,026
Yotpo, Ltd. (a)(c)(d)	678,736	333
		421,376
Consumer discretionary 11.70%
Entain PLC	2,730,529	32,089
DraftKings, Inc., Class A (a)	545,749	20,411
TopBuild Corp. (a)	52,196	20,401
CAVA Group, Inc. (a)	320,547	19,364
Thor Industries, Inc.	181,406	18,810
Sega Sammy Holdings, Inc.	886,100	18,671
Modine Manufacturing Co. (a)	128,520	18,270
Light & Wonder, Inc. (a)	99,880	8,384
Light & Wonder, Inc. CHESS Depositary Interest (a)	75,431	6,471
American Funds Insurance Series — Page 8 of 319

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Wyndham Hotels & Resorts, Inc.	180,987	$14,461
Champion Homes, Inc. (a)	187,166	14,294
Acushnet Holdings Corp.	150,000	11,774
Guzman y Gomez, Ltd.	626,907	10,777
Grand Canyon Education, Inc. (a)	46,979	10,313
Genius Sports, Ltd. (a)	806,826	9,989
Food & Life Cos., Ltd.	190,000	9,940
Steven Madden, Ltd.	286,300	9,585
Boot Barn Holdings, Inc. (a)	57,017	9,449
Aditya Vision, Ltd.	1,409,045	8,966
Yonex Co., Ltd.	300,000	7,688
Patrick Industries, Inc.	73,088	7,560
Lottomatica Group SpA	274,556	7,388
Inchcape PLC	721,957	6,724
Camping World Holdings, Inc., Class A	417,950	6,600
MRF, Ltd.	4,006	6,579
Ollies Bargain Outlet Holdings, Inc. (a)	45,735	5,872
tonies SE, Class A (a)	612,635	5,467
Smartfit Escola de Ginastica e Danca SA	980,320	4,914
Cairn Homes PLC (EUR denominated)	1,726,176	3,883
Zalando SE, non-registered shares (a)	124,910	3,814
Savers Value Village, Inc. (a)	220,701	2,924
Coats Group PLC	2,410,912	2,701
Shoei Co., Ltd.	127,478	1,516
Metaplanet, Inc. (a)	157,950	614
		346,663
Health care 11.69%
Ensign Group, Inc. (The)	201,436	34,802
Insulet Corp. (a)	106,257	32,805
Masimo Corp. (a)	180,691	26,661
DiaSorin SpA	218,636	19,385
IDEAYA Biosciences, Inc. (a)	683,100	18,587
Carl Zeiss Meditec AG, non-registered shares (b)	326,744	16,173
Max Healthcare Institute, Ltd.	1,220,256	15,320
Glenmark Pharmaceuticals, Ltd.	653,989	14,383
Bio-Rad Laboratories, Inc., Class A (a)	50,048	14,033
Addus HomeCare Corp. (a)	112,270	13,247
Ambu AS, Class B, non-registered shares	833,066	12,133
Bio-Techne Corp.	184,985	10,291
Asker Healthcare Group AB (a)	964,065	8,725
Encompass Health Corp.	67,990	8,636
iRhythm Technologies, Inc. (a)	49,337	8,486
Kymera Therapeutics, Inc. (a)	149,795	8,478
Vimian Group AB (publ) (a)(b)	2,801,777	8,476
Zealand Pharma AS (a)	116,209	8,428
Rhythm Pharmaceuticals, Inc. (a)	67,842	6,851
Denali Therapeutics, Inc. (a)	454,147	6,594
CONMED Corp.	135,282	6,362
Indegene, Ltd.	965,116	6,098
Dr. Lal PathLabs, Ltd.	158,160	5,554
Aster DM Healthcare, Ltd.	739,863	5,224
AddLife AB, Class B	267,384	5,039
BridgeBio Pharma, Inc. (a)	92,923	4,826
Vitrolife AB	313,852	4,324
American Funds Insurance Series — Page 9 of 319

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Establishment Labs Holdings, Inc. (a)(b)	92,322	$3,784
Vericel Corp. (a)	97,455	3,067
Enliven Therapeutics, Inc. (a)	149,388	3,058
ADMA Biologics, Inc. (a)	200,526	2,940
Biohaven, Ltd. (a)	129,570	1,945
Prestige Consumer Healthcare, Inc. (a)	27,810	1,735
		346,450
Materials 7.41%
Resonac Holdings Co., Ltd.	1,183,614	40,186
Materion Corp.	255,673	30,888
Sumitomo Bakelite Co., Ltd.	839,559	28,176
Celanese Corp.	476,316	20,043
Knife River Corp. (a)	233,945	17,983
Lundin Gold, Inc.	250,000	16,198
Lundin Mining Corp.	1,000,000	14,917
Dyno Nobel, Ltd.	5,276,174	10,823
Huhtamaki OYJ	261,863	9,063
Acerinox, SA	458,381	5,974
Cabot Corp.	48,229	3,668
Mitsui Mining and Smelting Co.,Ltd.	44,800	3,485
Umicore SA	181,924	3,227
Vicat SACA	43,191	3,027
Osaka Soda Co., Ltd.	267,800	3,001
NV Bekaert SA	53,808	2,457
Arkema SA	37,056	2,332
ASP Isotopes Inc. (a)(b)	187,486	1,804
Mayr-Melnhof Karton AG, non-registered shares	17,249	1,602
LANXESS AG	32,781	812
		219,666
Communication services 3.56%
Nippon Television Holdings, Inc.	1,000,400	26,694
Magnite, Inc. (a)	797,332	17,366
Springer Nature AG & Co. KGaA, non-registered shares	609,415	16,599
Rightmove PLC	1,117,291	10,648
New York Times Co., Class A	175,000	10,045
Indosat Tbk PT	87,957,409	9,236
Kadokawa Corp.	283,700	6,920
Lionsgate Studios Corp. (a)	660,496	4,557
Starz Entertainment Corp. (a)	151,869	2,237
Bharti Hexacom, Ltd.	68,127	1,274
		105,576
Consumer staples 3.34%
Raia Drogasil SA, ordinary nominative shares	7,734,152	26,767
BBB Foods, Inc., Class A (a)	813,564	21,934
Lamb Weston Holdings, Inc.	250,000	14,520
Universal Robina Corp.	11,735,715	14,296
BellRing Brands, Inc. (a)	328,821	11,953
Apotea Sverige AB (a)	593,629	5,651
e.l.f. Beauty, Inc. (a)	29,174	3,865
		98,986
American Funds Insurance Series — Page 10 of 319

unaudited
Common stocks (continued) Energy 3.06%	Shares	Value (000)
Weatherford International	500,595	$34,256
NuVista Energy, Ltd. (a)	1,287,545	14,876
CNX Resources Corp. (a)	450,000	14,454
Vista Energy, SAB de CV, Class A (ADR) (a)	202,376	6,962
Aegis Logistics Ltd.	790,464	6,817
Aegis Vopak Terminals, Ltd. (a)	953,011	2,796
Energy Fuels Inc. (a)(b)	167,531	2,572
Cactus, Inc., Class A	57,874	2,284
Denison Mines Corp. (a)	740,993	2,039
Secure Waste Infrastructure Corp.	128,200	1,826
NexGen Energy, Ltd. (a)	199,574	1,786
		90,668
Real estate 2.38%
Charter Hall Group REIT	1,524,887	22,955
Embassy Office Parks REIT	4,429,528	21,049
Mindspace Business Parks REIT	1,250,000	6,403
NTT DC REIT (a)	6,000,000	6,000
Lodha Developers, Ltd.	442,564	5,661
St. Joe Co.	87,085	4,309
Altus Group, Ltd.	57,062	2,437
UMH Properties, Inc. REIT	110,600	1,643
		70,457
Utilities 2.06%
Neoenergia SA	3,751,908	20,232
Talen Energy Corp. (a)	34,414	14,639
Black Hills Corp.	197,486	12,163
Nippon Gas Co., Ltd. (b)	380,500	7,122
SembCorp Industries, Ltd.	1,494,100	6,973
		61,129
Total common stocks (cost: $2,096,108,000)		2,864,963
Preferred securities 0.84% Information technology 0.50%
SmartHR, Inc., Series D, preferred shares (a)(c)(d)	3,006	12,394
Yotpo, Ltd., Series F, preferred shares (a)(c)(d)	2,158,609	1,058
Yotpo, Ltd., Series B, preferred shares (a)(c)(d)	287,894	141
Yotpo, Ltd., Series C, preferred shares (a)(c)(d)	274,070	134
Yotpo, Ltd., Series A-1, preferred shares (a)(c)(d)	183,819	90
Yotpo, Ltd., Series A, preferred shares (a)(c)(d)	89,605	44
Yotpo, Ltd., Series C-1, preferred shares (a)(c)(d)	75,980	37
Yotpo, Ltd., Series D, preferred shares (a)(c)(d)	42,368	21
Yotpo, Ltd., Series B-1, preferred shares (a)(c)(d)	33,838	17
Outreach Corp., Series G, preferred shares (a)(c)(d)	154,354	891
		14,827
Financials 0.34%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	641,250	10,029
Total preferred securities (cost: $28,669,000)		24,856
American Funds Insurance Series — Page 11 of 319

unaudited
Convertible stocks 0.52% Materials 0.52%	Shares	Value (000)
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	406,409	$15,395
Total convertible stocks (cost: $12,427,000)		15,395
Convertible bonds & notes 0.09% Information technology 0.09%	Principal amount (000)
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (c)	USD773	1,847
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (e)	291	698
Total convertible bonds & notes (cost: $918,000)		2,545
Bonds, notes & other debt instruments 0.03% Corporate bonds, notes & loans 0.03% Information technology 0.03%
Wolfspeed, Inc. 12.00% PIK or 7.00% Cash 6/15/2031 (7.00% on 12/15/2030) (f)(g)	1,173	1,038
Total bonds, notes & other debt instruments (cost: $1,369,000)		1,038
Short-term securities 3.06% Money market investments 2.34%	Shares
Capital Group Central Cash Fund 4.17% (h)(i)	695,134	69,513
Money market investments purchased with collateral from securities on loan 0.72%
Capital Group Central Cash Fund 4.17% (h)(i)(j)	138,096	13,810
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.05% (h)(j)	7,502,169	7,502
		21,312
Total short-term securities (cost: $90,821,000)		90,825
Total investment securities 101.23% (cost: $2,230,312,000)		2,999,622
Other assets less liabilities (1.23)%		(36,573)
Net assets 100.00%		$2,963,049
Investments in affiliates (i)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Common stocks 0.00%
Consumer discretionary 0.00%
Lands’ End, Inc. (a)(k)	$27,594	$—	$16,981	$2,176	$(12,789)	$—	$—
Short-term securities 2.81%
Money market investments 2.34%
Capital Group Central Cash Fund 4.17% (h)	16,001	589,001	535,493	3	1	69,513	3,534
American Funds Insurance Series — Page 12 of 319

unaudited
Investments in affiliates (i) (continued)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.47%
Capital Group Central Cash Fund 4.17% (h)(j)	$19,927		$$6,117 (l)	$		$$13,810	$— (m)
Total short-term securities						83,323
Total 2.81%				$2,179	$(12,788)	$83,323	$3,534
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
SmartHR, Inc., Series D, preferred shares (a)(c)	5/28/2021	$14,344	$12,394	0.42%
Yotpo, Ltd., Series F, preferred shares (a)(c)	2/25/2021	4,748	1,058	0.04
Yotpo, Ltd. (a)(c)	3/16/2021	1,418	333	0.01
Yotpo, Ltd., Series B, preferred shares (a)(c)	3/16/2021	602	141	0.01
Yotpo, Ltd., Series C, preferred shares (a)(c)	3/16/2021	573	134	0.00 (n)
Yotpo, Ltd., Series A-1, preferred shares (a)(c)	3/16/2021	384	90	0.00 (n)
Yotpo, Ltd., Series A, preferred shares (a)(c)	3/16/2021	187	44	0.00 (n)
Yotpo, Ltd., Series C-1, preferred shares (a)(c)	3/16/2021	159	37	0.00 (n)
Yotpo, Ltd., Series D, preferred shares (a)(c)	3/16/2021	88	21	0.00 (n)
Yotpo, Ltd., Series B-1, preferred shares (a)(c)	3/16/2021	71	17	0.00 (n)
Outreach Corp., Series G, preferred shares (a)(c)	5/27/2021	4,517	891	0.03
Total		$27,091	$15,160	0.51%

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $698,000, which represented 0.02% of the net assets of the fund.

(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(g)	Step bond; coupon rate may change at a later date.
(h)	Rate represents the seven-day yield at 9/30/2025.
(i)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(j)	Security purchased with cash collateral from securities on loan.
(k)	Affiliated issuer during the reporting period but no longer held at 9/30/2025.
(l)	Represents net activity.
(m)	Dividend income is included with securities lending income and is not shown in this table.
(n)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
EUR = Euros
PIK = Payment In Kind
REIT = Real Estate Investment Trust
USD = U.S. dollars
American Funds Insurance Series — Page 13 of 319

Growth Fund
Investment portfolio
September 30, 2025
unaudited

Common stocks 97.98% Information technology 29.45%	Shares	Value (000)
NVIDIA Corp.	15,650,681	$2,920,104
Broadcom, Inc.	7,611,056	2,510,962
Microsoft Corp.	4,705,891	2,437,416
Shopify, Inc., Class A, subordinate voting shares (a)	7,554,237	1,122,635
Cloudflare, Inc., Class A (a)	4,644,781	996,724
Micron Technology, Inc.	4,269,870	714,435
Apple, Inc.	2,160,442	550,113
Salesforce, Inc.	2,200,596	521,541
Strategy, Inc., Class A (a)	1,507,861	485,848
Taiwan Semiconductor Manufacturing Co., Ltd.	9,953,699	426,195
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	178,139	49,753
SK hynix, Inc.	1,164,664	288,458
Synopsys, Inc. (a)	548,921	270,832
Constellation Software, Inc.	98,932	268,566
Fair Isaac Corp. (a)	158,540	237,260
Unity Software, Inc. (a)	4,929,303	197,369
AppLovin Corp., Class A (a)	270,000	194,006
Motorola Solutions, Inc.	392,000	179,258
ASML Holding NV (ADR)	159,102	154,025
ASML Holding NV	25,261	24,560
KLA Corp.	159,061	171,563
Adobe, Inc. (a)	470,568	165,993
Oracle Corp.	588,434	165,491
Palantir Technologies, Inc., Class A (a)	809,801	147,724
Amphenol Corp., Class A	989,238	122,418
Intel Corp. (a)	3,292,963	110,479
Gartner, Inc. (a)	368,027	96,743
Datadog, Inc., Class A (a)	617,418	87,920
DocuSign, Inc. (a)	922,000	66,467
ARM Holdings PLC (ADR) (a)	437,756	61,938
Accenture PLC, Class A	189,363	46,697
Monday.com, Ltd. (a)	228,636	44,285
RingCentral, Inc., Class A (a)	1,465,500	41,532
ServiceNow, Inc. (a)	31,490	28,980
Atlassian Corp., Class A (a)	175,462	28,021
Applied Materials, Inc.	102,877	21,063
MKS, Inc.	101,047	12,507
TE Connectivity PLC	53,662	11,780
Figma, Inc. (a)(b)	181,900	9,435
Stripe, Inc., Class B (a)(c)(d)	168,598	5,985
		15,997,081
Communication services 18.24%
Meta Platforms, Inc., Class A	6,338,307	4,654,726
Alphabet, Inc., Class C	5,366,020	1,306,894
Alphabet, Inc., Class A	5,200,382	1,264,213
American Funds Insurance Series — Page 14 of 319

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Netflix, Inc. (a)	1,301,505	$1,560,401
ROBLOX Corp., Class A (a)	1,951,083	270,264
Charter Communications, Inc., Class A (a)	831,832	228,841
Live Nation Entertainment, Inc. (a)	1,297,347	211,987
Snap, Inc., Class A, nonvoting shares (a)	27,200,000	209,712
Take-Two Interactive Software, Inc. (a)	341,997	88,358
Comcast Corp., Class A	1,343,725	42,220
Nintendo Co., Ltd.	411,400	35,622
T-Mobile US, Inc.	99,374	23,788
Pinterest, Inc., Class A (a)	352,109	11,327
		9,908,353
Consumer discretionary 15.92%
Tesla, Inc. (a)	7,582,601	3,372,134
Amazon.com, Inc. (a)	5,500,376	1,207,718
Royal Caribbean Cruises, Ltd.	1,873,957	606,375
DoorDash, Inc., Class A (a)	1,700,000	462,383
D.R. Horton, Inc.	2,601,252	440,834
Chipotle Mexican Grill, Inc. (a)	8,243,104	323,047
NIKE, Inc., Class B	3,183,461	221,983
Tractor Supply Co.	3,325,000	189,093
Norwegian Cruise Line Holdings, Ltd. (a)	6,094,950	150,119
Hermes International	61,000	149,178
Burlington Stores, Inc. (a)	571,948	145,561
Home Depot, Inc.	315,781	127,951
Wayfair, Inc., Class A (a)	1,406,061	125,603
Aramark	3,218,114	123,576
Booking Holdings, Inc.	21,261	114,794
Duolingo, Inc., Class A (a)	267,716	86,162
Texas Roadhouse, Inc.	508,093	84,420
Flutter Entertainment PLC (a)	330,165	83,862
Rivian Automotive, Inc., Class A (a)	5,693,160	83,576
Service Corp. International	848,647	70,624
LVMH Moet Hennessy-Louis Vuitton SE	103,754	63,403
Amadeus IT Group SA, Class A, non-registered shares	661,683	52,437
Floor & Decor Holdings, Inc., Class A (a)	690,678	50,903
Five Below, Inc. (a)	252,000	38,984
Churchill Downs, Inc.	393,735	38,196
YUM! Brands, Inc.	246,744	37,505
DraftKings, Inc., Class A (a)	908,357	33,973
Starbucks Corp.	381,976	32,315
CAVA Group, Inc. (a)	510,938	30,866
O’Reilly Automotive, Inc. (a)	223,587	24,105
Polaris, Inc.	371,000	21,566
Wingstop, Inc.	68,419	17,220
Marriott International, Inc., Class A	47,900	12,475
Caesars Entertainment, Inc. (a)	356,300	9,629
Helen of Troy, Ltd. (a)	269,597	6,794
Stubhub Holdings, Inc., Class A (a)(b)	289,405	4,874
Hilton Worldwide Holdings, Inc.	15,319	3,974
		8,648,212
American Funds Insurance Series — Page 15 of 319

unaudited
Common stocks (continued) Industrials 10.22%	Shares	Value (000)
TransDigm Group, Inc.	716,472	$944,324
General Aerospace Co.	1,466,452	441,138
Uber Technologies, Inc. (a)	3,500,000	342,895
Quanta Services, Inc.	807,367	334,589
United Rentals, Inc.	345,427	329,765
Ingersoll-Rand, Inc.	3,098,263	255,979
United Airlines Holdings, Inc. (a)	2,300,410	221,990
Axon Enterprise, Inc. (a)	308,266	221,224
Dayforce, Inc. (a)	3,030,416	208,765
FTAI Aviation, Ltd.	1,094,574	182,641
ATI, Inc. (a)	2,086,140	169,687
Equifax, Inc.	626,858	160,808
Boeing Co. (The) (a)	684,135	147,657
Republic Services, Inc.	641,977	147,321
GE Vernova, Inc.	211,163	129,844
Northrop Grumman Corp.	202,123	123,158
Rocket Lab Corp. (a)	2,320,675	111,184
Copart, Inc. (a)	2,348,144	105,596
Airbus SE, non-registered shares	426,445	98,832
Ryanair Holdings PLC (ADR)	1,404,492	84,578
Ryanair Holdings PLC	96,554	2,800
Bombardier, Inc., Class B (a)	518,058	72,600
Willscot Holdings Corp., Class A	3,295,427	69,566
Old Dominion Freight Line, Inc.	490,000	68,982
Casella Waste Systems, Inc., Class A (a)	701,174	66,527
Loar Holdings, Inc. (a)	817,165	65,373
ITT, Inc.	343,000	61,315
Saia, Inc. (a)	192,280	57,561
Rolls-Royce Holdings PLC	3,070,571	49,142
HEICO Corp.	137,622	44,427
Carrier Global Corp.	739,587	44,153
Builders FirstSource, Inc. (a)	340,795	41,321
Enerpac Tool Group Corp., Class A	924,087	37,888
XPO, Inc. (a)	263,564	34,071
Lennox International, Inc.	43,370	22,958
Applied Industrial Technologies, Inc.	58,825	15,356
Safran SA	39,381	13,875
Tetra Tech, Inc.	342,234	11,424
Einride AB (a)(c)(d)	128,088	5,414
Einride AB (EUR denominated) (a)(c)(d)	78,648	3,325
Honeywell International, Inc.	2,246	473
		5,550,526
Health care 10.02%
Intuitive Surgical, Inc. (a)	1,991,933	890,852
Alnylam Pharmaceuticals, Inc. (a)	1,708,686	779,161
Eli Lilly and Co.	907,344	692,303
Vertex Pharmaceuticals, Inc. (a)	1,501,764	588,151
UnitedHealth Group, Inc.	835,333	288,440
HCA Healthcare, Inc.	627,846	267,588
Boston Scientific Corp. (a)	2,498,431	243,922
Thermo Fisher Scientific, Inc.	472,926	229,379
Hims & Hers Health, Inc., Class A (a)(b)	2,848,145	161,547
Regeneron Pharmaceuticals, Inc.	205,115	115,330
Insmed, Inc. (a)	796,167	114,656
American Funds Insurance Series — Page 16 of 319

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Ionis Pharmaceuticals, Inc. (a)	1,674,900	$109,572
Guardant Health, Inc. (a)	1,705,050	106,531
Exact Sciences Corp. (a)	1,856,176	101,551
Ascendis Pharma AS (ADR) (a)	444,896	88,450
Illumina, Inc. (a)	849,581	80,685
Mettler-Toledo International, Inc. (a)	62,042	76,163
EssilorLuxottica SA	229,003	74,206
Align Technology, Inc. (a)	540,602	67,694
Danaher Corp.	340,644	67,536
BioNTech SE (ADR) (a)	562,734	55,497
Abbott Laboratories	371,669	49,781
Royalty Pharma PLC, Class A	955,185	33,699
Veeva Systems, Inc., Class A (a)	87,585	26,092
CRISPR Therapeutics AG (a)(b)	334,619	21,687
IQVIA Holdings, Inc. (a)	105,500	20,039
Novo Nordisk AS, Class B	319,431	17,315
Amgen, Inc.	55,569	15,682
Bristol-Myers Squibb Co.	307,113	13,851
Humana, Inc.	52,111	13,558
Doximity, Inc., Class A (a)	172,495	12,618
QIAGEN NV	242,916	10,853
Verily Life Sciences, LLC (a)(c)(d)	300,178	9,825
		5,444,214
Financials 7.90%
Visa, Inc., Class A	2,685,292	916,705
Bank of America Corp.	7,760,600	400,369
Fiserv, Inc. (a)	2,760,773	355,946
Toast, Inc., Class A (a)	7,794,350	284,572
Mastercard, Inc., Class A	492,848	280,337
Affirm Holdings, Inc., Class A (a)	3,595,701	262,774
KKR & Co., Inc.	1,893,039	246,000
Capital One Financial Corp.	948,144	201,556
Apollo Asset Management, Inc.	1,370,731	182,677
Block, Inc., Class A (a)	2,336,510	168,860
Brookfield Corp., Class A	2,314,781	158,748
LPL Financial Holdings, Inc.	385,715	128,324
Blue Owl Capital, Inc., Class A	6,686,183	113,197
UBS Group AG	2,174,000	88,784
Blackstone, Inc.	460,742	78,718
Progressive Corp.	307,337	75,897
Truist Financial Corp.	1,350,366	61,739
Ryan Specialty Holdings, Inc., Class A	1,007,426	56,779
Ares Management Corp., Class A	346,466	55,396
Marsh & McLennan Cos., Inc.	267,515	53,912
Brown & Brown, Inc.	460,405	43,181
Intercontinental Exchange, Inc.	176,208	29,688
Aon PLC, Class A	57,337	20,445
Kinsale Capital Group, Inc.	34,500	14,671
Coinbase Global, Inc., Class A (a)	30,462	10,281
		4,289,556
American Funds Insurance Series — Page 17 of 319

unaudited
Common stocks (continued) Energy 1.74%	Shares	Value (000)
EOG Resources, Inc.	2,386,917	$267,621
Baker Hughes Co., Class A	3,500,000	170,520
Cenovus Energy, Inc. (CAD denominated)	6,693,761	113,655
TechnipFMC PLC	2,000,000	78,900
Viper Energy, Inc., Class A	1,904,761	72,800
ConocoPhillips	760,903	71,974
Diamondback Energy, Inc.	325,000	46,508
EQT Corp.	701,954	38,207
Canadian Natural Resources, Ltd. (CAD denominated)	1,087,226	34,764
Tourmaline Oil Corp. (b)	596,759	25,737
Schlumberger NV	662,103	22,756
		943,442
Consumer staples 1.73%
Performance Food Group Co. (a)	3,559,500	370,330
Costco Wholesale Corp.	303,405	280,841
Bunge Global SA	679,809	55,234
Mondelez International, Inc., Class A	861,831	53,839
Philip Morris International, Inc.	298,723	48,453
Church & Dwight Co., Inc.	483,136	42,337
Estee Lauder Cos., Inc. (The), Class A	350,812	30,914
Dollar Tree Stores, Inc. (a)	326,400	30,802
Keurig Dr Pepper, Inc.	903,000	23,036
JUUL Labs, Inc., Class A (a)(c)(d)(e)	2,496,349	3,095
		938,881
Materials 1.61%
Wheaton Precious Metals Corp.	2,483,836	277,792
Grupo Mexico, SAB de CV, Series B	19,156,155	167,069
Royal Gold, Inc.	551,247	110,569
Albemarle Corp.	1,072,000	86,918
Franco-Nevada Corp. (CAD denominated)	323,280	71,957
Linde PLC	122,857	58,357
Barrick Mining Corp.	1,393,335	45,660
Sherwin-Williams Co.	98,004	33,935
Glencore PLC	5,275,000	24,234
		876,491
Utilities 0.72%
Constellation Energy Corp.	894,062	294,209
PG&E Corp.	4,145,582	62,516
Southern Co. (The)	357,034	33,836
		390,561
Real estate 0.43%
Zillow Group, Inc., Class C, nonvoting shares (a)	2,105,080	162,196
CoStar Group, Inc. (a)	572,259	48,281
Welltower, Inc. REIT	123,406	21,984
		232,461
Total common stocks (cost: $21,369,383,000)		53,219,778
American Funds Insurance Series — Page 18 of 319

unaudited
Preferred securities 0.43% Information technology 0.42%	Shares	Value (000)
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(c)(d)	2,763,342	$98,099
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)(d)	52,656	1,869
Anthropic, PBC, Class F, preferred shares (a)(c)(d)	613,792	86,525
PsiQuantum Corp., Series D, preferred shares (a)(c)(d)	906,761	37,291
PsiQuantum Corp., Series E, preferred shares (a)(c)(d)	56,040	2,305
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)(d)	406,310	1,963
		228,052
Industrials 0.01%
Einride AB, Series C, preferred shares (a)(c)(d)	154,765	6,542
Total preferred securities (cost: $182,580,000)		234,594
Rights & warrants 0.07% Information technology 0.07%
Openai Global, LLC, rights (a)(c)(d)	13,740,540	34,351
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	53,352	— (f)
Total rights & warrants (cost: $13,741,000)		34,351
Convertible stocks 0.01% Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	4,875
Industrials 0.00%
Long Wall Co., Class A-10, noncumulative convertible preferred shares (c)(d)	809,003	566
Long Wall Co., Class A-9, noncumulative convertible preferred shares (c)(d)	171,920	120
		686
Total convertible stocks (cost: $18,269,000)		5,561
Short-term securities 1.65% Money market investments 1.57%
Capital Group Central Cash Fund 4.17% (g)(h)	8,526,076	852,608
Money market investments purchased with collateral from securities on loan 0.08%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.05% (g)(i)	43,080,038	43,080
Total short-term securities (cost: $895,618,000)		895,688
Total investment securities 100.14% (cost: $22,479,591,000)		54,389,972
Other assets less liabilities (0.14)%		(74,108)
Net assets 100.00%		$54,315,864
American Funds Insurance Series — Page 19 of 319

unaudited
Investments in affiliates (h)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 1.57%
Money market investments 1.57%
Capital Group Central Cash Fund 4.17% (g)	$1,045,665	$4,559,306	$4,752,253	$19	$(129)	$852,608	$39,870
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.17% (g)	4,032		4,032 (j)			—	— (k)
Total 1.57%				$19	$(129)	$852,608	$39,870
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(c)	3/15/2023	$55,638	$98,099	0.18%
Stripe, Inc., Class B (a)(c)	5/6/2021	6,766	5,985	0.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)	3/15/2021	2,113	1,869	0.01
Anthropic, PBC, Class F, preferred shares (a)(c)	8/29/2025	86,525	86,525	0.16
PsiQuantum Corp., Series D, preferred shares (a)(c)	5/28/2021	23,781	37,291	0.07
PsiQuantum Corp., Series E, preferred shares (a)(c)	5/23/2025-6/3/2025	2,305	2,305	0.00 (l)
Openai Global, LLC, rights (a)(c)	9/30/2024	13,741	34,351	0.06
Einride AB, Series C, preferred shares (a)(c)	11/23/2022-8/1/2024	5,262	6,542	0.01
Einride AB (a)(c)	2/1/2023-7/14/2025	4,355	5,414	0.01
Einride AB (EUR denominated) (a)(c)	2/1/2023-7/14/2025	2,674	3,325	0.01
Verily Life Sciences, LLC (a)(c)	12/21/2018	37,000	9,825	0.02
JUUL Labs, Inc., Class A (a)(c)(e)	7/29/2024	19,001	3,095	0.01
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)	12/1/2021	6,956	1,963	0.00 (l)
Long Wall Co., Class A-10, noncumulative convertible preferred shares (c)	12/14/2023	1,382	566	0.00 (l)
Long Wall Co., Class A-9, noncumulative convertible preferred shares (c)	10/22/2021	10,452	120	0.00 (l)
Total		$277,951	$297,275	0.55%

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $3,095,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 9/30/2025.
(h)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(i)	Security purchased with cash collateral from securities on loan.
(j)	Represents net activity.
(k)	Dividend income is included with securities lending income and is not shown in this table.
(l)	Amount less than 0.01%.
American Funds Insurance Series — Page 20 of 319

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 21 of 319

International Fund
Investment portfolio
September 30, 2025
unaudited

Common stocks 97.01% Industrials 17.10%	Shares	Value (000)
Airbus SE, non-registered shares	1,110,341	$257,330
Rolls-Royce Holdings PLC	8,604,093	137,703
Recruit Holdings Co., Ltd.	2,404,784	129,488
Siemens AG	335,958	90,404
Techtronic Industries Co., Ltd.	6,515,248	83,346
MTU Aero Engines AG	179,935	82,579
Melrose Industries PLC	9,427,170	77,187
Volvo AB, Class B	2,141,035	61,290
Diploma PLC	614,702	43,857
Localiza Rent a Car SA, ordinary nominative shares	5,068,783	37,571
Rumo SA	11,595,534	34,794
Schneider Electric SE	115,358	32,180
WEG SA (a)	4,107,368	28,238
Hitachi, Ltd.	1,041,000	27,664
International Consolidated Airlines Group SA (CDI)	4,110,805	21,346
Marubeni Corp.	835,500	20,892
Safran SA	56,700	19,977
ITOCHU Corp.	287,300	16,369
BAE Systems PLC	571,099	15,815
IHI Corp.	840,700	15,690
AtkinsRealis Group, Inc.	207,653	14,986
Experian PLC	281,959	14,114
Singapore Technologies Engineering, Ltd.	1,938,700	12,940
DSV A/S	47,665	9,480
Ashtead Group PLC	99,757	6,661
		1,291,901
Financials 16.67%
Standard Chartered PLC	10,759,309	207,720
Nu Holdings, Ltd., Class A (a)	9,178,983	146,955
ING Groep NV	4,507,079	116,811
Banco Bilbao Vizcaya Argentaria SA	5,332,751	102,303
KB Financial Group, Inc.	1,185,335	97,577
Mizuho Financial Group, Inc.	2,490,400	83,998
3i Group PLC	1,258,249	69,195
Banco Santander SA	6,346,196	66,118
Banco BPM SpA	3,615,692	54,018
AIA Group, Ltd.	5,360,491	51,422
China Merchants Bank Co., Ltd., Class A	6,885,237	39,086
Munchener Ruckversicherungs-Gesellschaft AG	56,655	36,145
Tokio Marine Holdings, Inc.	722,100	30,611
Bank Central Asia Tbk PT	56,767,400	25,974
BNP Paribas SA	274,697	24,939
ICICI Bank, Ltd.	1,613,133	24,491
BPER Banca SpA	1,418,221	15,711
Hana Financial Group, Inc.	186,011	11,561
American Funds Insurance Series — Page 22 of 319

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Brookfield Corp., Class A (CAD denominated)	167,077	$11,464
NatWest Group PLC	1,567,793	10,998
Barclays PLC	2,131,791	10,883
Japan Post Bank Co., Ltd.	619,400	7,600
Futu Holdings, Ltd. (ADR)	35,499	6,174
Prudential PLC	426,506	5,971
Bank Mandiri (Persero) Tbk PT	7,768,501	2,051
		1,259,776
Information technology 13.82%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,788,936	419,141
ASML Holding NV	131,045	127,406
Tokyo Electron, Ltd.	654,898	116,733
SAP SE	424,844	113,674
SK hynix, Inc.	426,081	105,530
Shopify, Inc., Class A, subordinate voting shares (a)	350,337	52,064
Samsung Electronics Co., Ltd.	469,145	28,054
ARM Holdings PLC (ADR) (a)	186,249	26,352
Xiaomi Corp., Class B (a)	1,647,800	11,434
Infineon Technologies AG	245,474	9,568
Elite Material Co., Ltd.	204,762	8,230
NEC Corp.	244,075	7,822
Renesas Electronics Corp.	608,100	7,015
Canva Australia Holdings Pty, Ltd. (a)(b)(c)	4,819	6,168
Tata Consultancy Services, Ltd.	153,121	4,981
		1,044,172
Communication services 11.24%
SoftBank Group Corp.	2,896,141	365,922
Tencent Holdings, Ltd.	1,814,961	154,630
Bharti Airtel, Ltd.	4,448,767	94,117
Deutsche Telekom AG	2,581,238	87,915
Nintendo Co., Ltd.	536,800	46,480
Universal Music Group NV	1,075,413	31,009
Singapore Telecommunications, Ltd.	7,093,100	22,710
NetEase, Inc.	734,816	22,360
Spotify Technology SA (a)	22,165	15,471
Advanced Info Service PCL, foreign registered shares	940,662	8,438
		849,052
Materials 10.51%
First Quantum Minerals, Ltd. (a)	14,456,903	327,012
Ivanhoe Mines, Ltd., Class A (a)	8,609,925	91,315
Ivanhoe Mines, Ltd., Class A (a)(c)	3,675,281	38,979
Grupo Mexico, SAB de CV, Series B	8,937,237	77,946
Nitto Denko Corp.	3,049,655	72,527
Nippon Steel Corp. (d)	9,999,000	41,210
Shin-Etsu Chemical Co., Ltd.	1,206,511	39,593
Air Liquide SA	118,039	24,510
Anglo American PLC	439,463	16,460
Antofagasta PLC	423,549	15,671
Smurfit Westrock PLC	282,832	12,040
Nippon Sanso Holdings Corp.	320,136	11,358
Wheaton Precious Metals Corp.	88,388	9,885
Akzo Nobel NV	100,918	7,180
American Funds Insurance Series — Page 23 of 319

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Buzzi SpA	94,065	$5,164
DSM-Firmenich AG	41,082	3,498
		794,348
Consumer discretionary 9.76%
Trip.com Group, Ltd.	1,243,307	95,222
MercadoLibre, Inc. (a)	31,937	74,635
Flutter Entertainment PLC (a)	210,380	53,437
Maruti Suzuki India, Ltd.	294,802	53,220
Compagnie Financiere Richemont SA, Class A	273,347	52,056
Moncler SpA	845,149	49,483
Prosus NV, Class N	684,729	48,186
Ferrari NV (EUR denominated)	87,650	42,356
Kering SA	115,072	38,173
Sea, Ltd., Class A (ADR) (a)	182,489	32,616
Industria de Diseno Textil SA	566,003	31,212
NEXT PLC	171,389	28,525
Hyundai Motor Co.	162,486	24,899
Midea Group Co., Ltd., Class A	2,218,700	22,647
Galaxy Entertainment Group, Ltd.	3,436,815	18,937
Shimano, Inc.	101,600	11,405
adidas AG	49,748	10,478
Fast Retailing Co., Ltd.	33,500	10,203
Aristocrat Leisure, Ltd.	207,779	9,621
ANTA Sports Products, Ltd.	757,910	9,106
H World Group, Ltd. (ADR)	184,250	7,206
Coupang, Inc., Class A (a)	205,714	6,624
Hermes International	1,637	4,003
LVMH Moet Hennessy-Louis Vuitton SE	5,799	3,544
		737,794
Health care 6.21%
Daiichi Sankyo Co., Ltd.	6,115,420	137,084
Sanofi	1,031,840	95,158
Novo Nordisk AS, Class B	1,679,023	91,015
Eurofins Scientific SE, non-registered shares	584,238	42,376
Zealand Pharma AS (a)	463,564	33,619
AstraZeneca PLC	185,720	27,930
Alcon, Inc.	199,407	14,844
EssilorLuxottica SA	36,064	11,686
Sandoz Group AG	186,516	11,052
Ambu AS, Class B, non-registered shares	288,452	4,201
		468,965
Consumer staples 5.22%
British American Tobacco PLC	2,642,173	140,255
Danone SA	740,649	64,486
L’Oreal SA, non-registered shares	125,654	54,363
Ajinomoto Co., Inc.	1,499,159	43,043
Marks and Spencer Group PLC	7,076,189	34,689
JBS NV (BDR) (a)	1,755,449	26,251
Avenue Supermarts, Ltd. (a)	262,709	13,242
American Funds Insurance Series — Page 24 of 319

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Kweichow Moutai Co., Ltd., Class A	57,352	$11,634
Imperial Brands PLC	154,891	6,578
		394,541
Energy 4.84%
Reliance Industries, Ltd.	10,913,015	167,649
Canadian Natural Resources, Ltd. (CAD denominated)	4,084,110	130,591
Cenovus Energy, Inc. (CAD denominated)	2,938,077	49,886
Shell PLC (GBP denominated)	316,792	11,276
Neste OYJ	354,380	6,484
		365,886
Utilities 1.64%
Gulf Development PCL	33,780,589	45,294
E.ON SE	1,586,206	29,824
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	760,600	18,888
Engie SA	791,642	16,967
SembCorp Industries, Ltd.	2,815,100	13,138
		124,111
Total common stocks (cost: $4,986,837,000)		7,330,546
Preferred securities 0.45% Financials 0.44%
Itau Unibanco Holding SA, preferred nominative shares	4,517,440	33,162
Information technology 0.01%
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(b)(c)	422	540
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(b)(c)	18	23
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(b)(c)	1	2
		565
Total preferred securities (cost: $27,145,000)		33,727
Rights & warrants 0.00% Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)	7,730	— (e)
Total rights & warrants (cost: $0)		— (e)
Short-term securities 2.13% Money market investments 2.13%
Capital Group Central Cash Fund 4.17% (f)(g)	1,609,800	160,980
Total short-term securities (cost: $160,976,000)		160,980
Total investment securities 99.59% (cost: $5,174,958,000)		7,525,253
Other assets less liabilities 0.41%		31,211
Net assets 100.00%		$7,556,464
American Funds Insurance Series — Page 25 of 319

unaudited
Investments in affiliates (g)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.13%
Money market investments 2.13%
Capital Group Central Cash Fund 4.17% (f)	$396,476	$1,228,235	$1,463,650	$(40)	$(41)	$160,980	$9,661
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.17% (f)	1,000		1,000 (h)			—	— (i)
Total 2.13%				$(40)	$(41)	$160,980	$9,661
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A (a)	12/18/2023	$32,962	$38,979	0.51%
Canva Australia Holdings Pty, Ltd. (a)(b)	8/26/2021-11/04/2021	8,215	6,168	0.08
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(b)	11/4/2021	719	540	0.01
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(b)	11/4/2021	31	23	0.00 (j)
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(b)	11/4/2021	2	2	0.00 (j)
Total		$41,929	$45,712	0.60%

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	All or a portion of this security was on loan.
(e)	Amount less than one thousand.
(f)	Rate represents the seven-day yield at 9/30/2025.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Represents net activity.
(i)	Dividend income is included with securities lending income and is not shown in this table.
(j)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
American Funds Insurance Series — Page 26 of 319

New World Fund®
Investment portfolio
September 30, 2025
unaudited

Common stocks 92.26% Information technology 19.57%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	6,603,269	$282,737
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	11,746	3,281
Microsoft Corp.	156,060	80,831
SK hynix, Inc.	260,469	64,512
Broadcom, Inc.	191,163	63,067
NVIDIA Corp.	303,800	56,683
ASML Holding NV	24,762	24,074
ASML Holding NV (ADR)	7,593	7,351
Cloudflare, Inc., Class A (a)	85,817	18,415
Tokyo Electron, Ltd.	100,100	17,842
KLA Corp.	16,423	17,714
SAP SE	39,474	10,562
SAP SE (ADR) (b)	4,295	1,147
Elite Material Co., Ltd.	229,800	9,236
Samsung Electronics Co., Ltd.	144,484	8,640
MediaTek, Inc.	197,000	8,500
Synopsys, Inc. (a)	17,075	8,425
Capgemini SE	57,509	8,342
Apple, Inc.	28,996	7,383
E Ink Holdings, Inc.	780,000	6,155
Oracle Corp.	21,311	5,993
Intel Corp. (a)	176,381	5,918
Xiaomi Corp., Class B (a)	803,600	5,576
Jentech Precision Industrial Co., Ltd.	61,148	5,077
Keyence Corp.	11,400	4,254
eMemory Technology, Inc.	59,000	3,901
Micron Technology, Inc.	21,422	3,584
TDK Corp.	236,800	3,440
Advantech Co., Ltd.	315,000	3,297
Corning, Inc.	31,136	2,554
Gold Circuit Electronics, Ltd.	172,000	2,458
ASM International NV	3,935	2,360
Credo Technology Group Holding, Ltd. (a)	14,413	2,099
Globant SA (a)	36,165	2,075
Unity Software, Inc. (a)	46,938	1,879
Coforge, Ltd.	100,293	1,797
EPAM Systems, Inc. (a)	9,693	1,462
HCL Technologies, Ltd.	92,342	1,440
Tata Consultancy Services, Ltd.	40,821	1,328
LITE-ON Technology Corp.	207,000	1,172
ASE Technology Holding Co., Ltd.	100,000	538
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	385	493
Disco Corp.	1,400	440
		768,032
American Funds Insurance Series — Page 27 of 319

unaudited
Common stocks (continued) Financials 16.71%	Shares	Value (000)
Nu Holdings, Ltd., Class A (a)	3,089,834	$49,468
Banco Bilbao Vizcaya Argentaria SA	2,011,475	38,588
Mastercard, Inc., Class A	44,573	25,354
KB Financial Group, Inc.	302,633	24,913
Standard Chartered PLC	1,286,342	24,834
UniCredit SpA	308,421	23,345
Abu Dhabi Islamic Bank PJSC	3,720,478	22,061
Capitec Bank Holdings, Ltd.	105,713	21,265
HDFC Bank, Ltd.	1,828,526	19,585
Kotak Mahindra Bank, Ltd.	852,337	19,129
XP, Inc., Class A	947,172	17,797
AIA Group, Ltd.	1,814,200	17,403
Al Rajhi Banking and Investment Corp., non-registered shares	540,636	15,454
Eurobank Ergasias Services and Holdings SA	4,007,692	15,443
PICC Property and Casualty Co., Ltd., Class H	6,528,947	14,733
PB Fintech, Ltd. (a)	748,408	14,346
Hana Financial Group, Inc.	229,811	14,283
ICICI Bank, Ltd.	596,689	9,059
ICICI Bank, Ltd. (ADR)	158,364	4,787
Cholamandalam Investment and Finance Co., Ltd.	763,001	13,842
Banco Santander SA	1,266,689	13,197
Visa, Inc., Class A	35,218	12,023
B3 SA - Brasil, Bolsa, Balcao	3,890,498	9,795
Grupo Financiero Banorte, SAB de CV, Series O	950,413	9,574
National Bank of Greece SA	645,998	9,378
Hong Kong Exchanges and Clearing, Ltd.	152,400	8,656
Woori Financial Group, Inc.	453,994	8,397
Emirates NBD Bank PJSC	1,209,547	8,002
Credicorp, Ltd.	29,516	7,860
Brookfield Corp., Class A	113,362	7,774
Futu Holdings, Ltd. (ADR)	43,887	7,632
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	8,526,000	7,461
AU Small Finance Bank, Ltd.	871,394	7,178
Bank Mandiri (Persero) Tbk PT	27,180,900	7,177
Banco BTG Pactual SA, units	715,906	6,492
Commercial International Bank - Egypt (CIB) SAE (GDR)	2,502,880	5,056
Commercial International Bank - Egypt (CIB) SAE	644,623	1,361
Bank of the Philippine Islands	3,172,748	6,269
Bajaj Finance, Ltd.	527,424	5,934
Samsung Life Insurance Co., Ltd.	52,064	5,811
Saudi Awwal Bank SJSC, non-registered shares	673,142	5,758
Saudi National Bank (The)	548,371	5,729
China Merchants Bank Co., Ltd., Class H	827,500	4,972
China Merchants Bank Co., Ltd., Class A	120,400	684
Axis Bank, Ltd.	443,191	5,648
HSBC Holdings PLC (GBP denominated)	378,725	5,323
Shriram Finance, Ltd.	714,134	4,955
Prudential PLC	340,961	4,774
Aon PLC, Class A	12,683	4,523
BSE, Ltd.	190,020	4,366
Vietnam Technological and Commercial JSCB (The)	2,716,600	3,890
Ping An Insurance (Group) Co. of China, Ltd., Class H	556,044	3,791
Kasikornbank PCL, foreign registered shares	664,000	3,428
Abu Dhabi Commercial Bank PJSC	862,177	3,422
Samsung Fire & Marine Insurance Co., Ltd.	10,308	3,317
American Funds Insurance Series — Page 28 of 319

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Central Depository Services (India), Ltd.	187,676	$3,083
Bank Central Asia Tbk PT	6,510,823	2,979
S&P Global, Inc.	5,748	2,798
Akbank TAS	1,762,454	2,658
Discovery, Ltd.	193,692	2,210
Kaspi.kz JSC (ADR)	26,928	2,200
360 ONE WAM, Ltd.	177,690	2,049
Bajaj Finserv, Ltd.	68,205	1,541
Bank of Ningbo Co., Ltd., Class A	404,900	1,503
Wise PLC, Class A (a)	101,638	1,415
Public Bank Bhd.	1,302,400	1,340
CVC Capital Partners PLC	76,456	1,330
Edenred SA	54,749	1,299
Swiss Re AG	6,155	1,137
BDO Unibank, Inc.	303,450	693
Haci Omer Sabanci Holding AS	277,306	579
Shinhan Financial Group Co., Ltd.	11,363	573
Asia Commercial Joint Stock Bank	584,970	564
Alpha Bank SA	121,679	516
Sberbank of Russia PJSC (c)	2,662,164	— (e)
		655,763
Consumer discretionary 13.20%
MercadoLibre, Inc. (a)	33,162	77,498
Trip.com Group, Ltd. (ADR)	437,464	32,897
Trip.com Group, Ltd.	417,245	31,956
Alibaba Group Holding, Ltd.	1,175,972	26,747
Alibaba Group Holding, Ltd. (ADR)	100,473	17,958
Midea Group Co., Ltd., Class A	2,705,333	27,614
LVMH Moet Hennessy-Louis Vuitton SE	37,696	23,036
Eicher Motors, Ltd.	260,856	20,582
BYD Co., Ltd., Class A	783,623	12,022
BYD Co., Ltd., Class H	494,000	6,996
Galaxy Entertainment Group, Ltd.	3,106,000	17,115
H World Group, Ltd. (ADR)	350,731	13,717
H World Group, Ltd.	244,900	975
Compagnie Financiere Richemont SA, Class A	66,579	12,679
Maruti Suzuki India, Ltd.	67,844	12,248
Eternal, Ltd. (a)	3,222,473	11,814
Jumbo SA	297,902	10,220
Prosus NV, Class N	134,814	9,487
Ferrari NV (EUR denominated)	19,430	9,389
TVS Motor Co., Ltd.	192,997	7,475
Vibra Energia SA	1,572,792	7,267
PDD Holdings, Inc. (ADR) (a)	49,290	6,515
MakeMyTrip, Ltd. (a)	68,235	6,387
Ryohin Keikaku Co., Ltd.	311,200	6,197
Meituan, Class B (a)	454,600	6,105
Sea, Ltd., Class A (ADR) (a)	33,685	6,020
Sands China, Ltd.	2,158,800	6,020
Naspers, Ltd., Class N	16,462	5,962
Wynn Resorts, Ltd.	43,313	5,556
ANTA Sports Products, Ltd.	431,800	5,188
Tesla, Inc. (a)	11,300	5,025
Hyundai Motor Co.	32,095	4,918
American Funds Insurance Series — Page 29 of 319

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Hermes International	1,988	$4,862
Booking Holdings, Inc.	767	4,141
Pepkor Holdings, Ltd.	2,767,318	3,895
Moncler SpA	64,726	3,790
Royal Caribbean Cruises, Ltd.	10,578	3,423
Coupang, Inc., Class A (a)	104,877	3,377
Li Ning Co., Ltd.	1,304,655	2,957
Aptiv Holdings, Ltd. (a)	34,079	2,938
Amadeus IT Group SA, Class A, non-registered shares	35,937	2,848
Inchcape PLC	303,859	2,830
adidas AG	13,361	2,814
YUM! Brands, Inc.	17,671	2,686
Mahindra & Mahindra, Ltd.	61,396	2,370
Starbucks Corp.	27,127	2,295
Shenzhou International Group Holdings, Ltd.	282,500	2,238
Marriott International, Inc., Class A	7,554	1,967
InterContinental Hotels Group PLC	15,169	1,831
Swiggy, Ltd. (a)	344,328	1,640
Tube Investments of India, Ltd.	36,685	1,279
NIKE, Inc., Class B	17,404	1,214
Industria de Diseno Textil SA	20,878	1,151
Hyundai Mobis Co., Ltd.	5,052	1,075
Shangri-La Asia, Ltd.	1,774,000	1,037
Renault SA	25,328	1,035
Cyrela Brazil Realty SA, ordinary nominative shares	179,166	1,033
Hilton Worldwide Holdings, Inc.	3,953	1,025
Compagnie Generale des Etablissements Michelin	28,554	1,024
Hyundai Motor India, Ltd.	32,248	939
Evolution AB	6,810	559
		517,858
Industrials 12.64%
Airbus SE, non-registered shares	246,553	57,140
Rolls-Royce Holdings PLC	2,402,977	38,458
International Container Terminal Services, Inc.	3,863,810	31,309
Kanzhun, Ltd., Class A (ADR)	1,083,176	25,303
Kanzhun, Ltd., Class A	139,100	1,624
General Aerospace Co.	86,035	25,881
Hitachi, Ltd.	831,500	22,097
Rumo SA	5,916,603	17,753
Copa Holdings SA, Class A	146,703	17,431
Safran SA	49,148	17,316
Shenzhen Inovance Technology Co., Ltd., Class A	1,198,902	14,117
Contemporary Amperex Technology Co., Ltd., Class A	230,176	12,999
Localiza Rent a Car SA, ordinary nominative shares	1,700,041	12,601
BAE Systems PLC	427,827	11,847
Uber Technologies, Inc. (a)	107,683	10,550
Techtronic Industries Co., Ltd.	816,000	10,439
Leonardo SpA	154,671	9,810
IHI Corp.	508,279	9,486
Motiva Infraestrutura de Mobilidade SA	3,305,336	9,241
Daikin Industries, Ltd.	79,900	9,228
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	349,132	8,253
Grupo Aeroportuario del Pacifico, SAB de CV, Class B (ADR)	530	126
TransDigm Group, Inc.	6,267	8,260
American Funds Insurance Series — Page 30 of 319

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
DSV A/S	40,100	$7,975
Aselan Elektronik Sanayi ve Ticaret AS	1,498,173	7,747
Siemens AG	28,338	7,626
WEG SA (a)	1,098,181	7,550
Jiangsu Hengli Hydraulic Co., Ltd., Class A	483,964	6,511
LS Electric Co., Ltd.	31,921	6,473
Mitsui & Co., Ltd.	237,300	5,905
Weichai Power Co., Ltd., Class A	1,782,300	3,510
Weichai Power Co., Ltd., Class H	947,000	1,698
Full Truck Alliance Co., Ltd., Class A (ADR)	371,698	4,821
Hanwha Aerospace Co., Ltd.	5,476	4,321
Mitsubishi Heavy Industries, Ltd.	162,100	4,252
Schneider Electric SE	14,918	4,161
Larsen & Toubro, Ltd.	94,863	3,909
SM Investments Corp.	259,310	3,275
Carrier Global Corp.	52,454	3,131
Ayala Corp.	336,470	2,791
InPost SA (a)	210,383	2,581
Wizz Air Holdings PLC (a)	164,853	2,561
AGCO Corp.	23,824	2,551
International Consolidated Airlines Group SA (CDI)	463,348	2,406
GT Capital Holdings, Inc.	239,920	2,372
Embraer SA	143,323	2,162
Bureau Veritas SA	67,515	2,112
Ingersoll-Rand, Inc.	25,377	2,097
GE Vernova, Inc.	2,861	1,759
Turk Hava Yollari Anonim Ortakligi, non-registered shares	218,606	1,656
Boeing Co. (The) (a)	7,510	1,621
Airports of Thailand PCL, foreign registered shares	1,080,600	1,349
IMCD NV	12,384	1,279
Legrand SA	7,279	1,202
Epiroc AB, Class B	54,511	1,027
Haitian International Holdings, Ltd.	154,146	425
		496,085
Communication services 9.77%
Tencent Holdings, Ltd.	1,345,001	114,590
Meta Platforms, Inc., Class A	68,690	50,445
Bharti Airtel, Ltd.	1,986,488	42,026
Bharti Airtel, Ltd., interim shares	51,552	817
NetEase, Inc.	1,163,400	35,402
Alphabet, Inc., Class C	70,890	17,265
Alphabet, Inc., Class A	39,441	9,588
MTN Group, Ltd.	2,684,022	22,535
Netflix, Inc. (a)	11,097	13,304
KT Corp. (ADR)	656,366	12,799
Tencent Music Entertainment Group, Class A (ADR)	501,327	11,701
America Movil, SAB de CV, Class B (ADR)	534,105	11,216
Telkom Indonesia (Persero) Tbk PT, Class B	42,757,400	7,851
True Corp. PCL, foreign registered shares (a)	23,012,986	7,377
Spotify Technology SA (a)	10,303	7,192
Baidu, Inc., Class A (ADR) (a)	47,866	6,307
Orange	301,138	4,883
TIM SA	818,493	3,614
Advanced Info Service PCL, foreign registered shares	248,500	2,229
American Funds Insurance Series — Page 31 of 319

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Singapore Telecommunications, Ltd.	557,100	$1,784
JCDecaux SE	29,834	535
		383,460
Materials 5.65%
First Quantum Minerals, Ltd. (a)	1,699,428	38,441
Barrick Mining Corp.	671,857	22,017
Grupo Mexico, SAB de CV, Series B	2,056,817	17,938
Linde PLC	36,568	17,370
Vale SA, ordinary nominative shares	1,001,751	10,838
Vale SA (ADR), ordinary nominative shares	524,729	5,698
Glencore PLC	2,504,072	11,504
APL Apollo Tubes, Ltd.	554,649	10,533
Amcor PLC (CDI)	963,326	7,834
Valterra Platinum, Ltd. (ZAR denominated)	108,208	7,740
Nitto Denko Corp.	321,500	7,646
BASF SE	141,057	7,020
Anhui Conch Cement Co., Ltd., Class H	1,825,000	5,511
Saudi Basic Industries Corp., non-registered shares	281,790	4,625
Zijin Gold International Co., Ltd. (a)	281,800	4,367
Nutrien, Ltd. (CAD denominated)	70,231	4,124
Impala Platinum Holdings, Ltd.	303,087	3,871
Southern Copper Corp.	31,386	3,809
Sika AG	16,065	3,574
Ivanhoe Mines, Ltd., Class A (a)	330,411	3,504
Nippon Steel Corp.	739,500	3,048
Freeport-McMoRan, Inc.	77,402	3,036
Wheaton Precious Metals Corp. (CAD denominated)	26,158	2,927
Siam Cement PCL, foreign registered shares	354,100	2,510
Corteva, Inc.	29,522	1,997
Antofagasta PLC	45,633	1,688
Asian Paints, Ltd.	63,269	1,675
Loma Negra Compania Industrial Argentina SA (ADR) (a)	212,030	1,563
Akzo Nobel NV	20,703	1,473
SRF, Ltd.	41,937	1,334
Syensqo SA	15,030	1,212
Arkema SA	14,823	933
Gerdau SA (ADR)	55,796	173
Alrosa PJSC (c)	1,123,215	— (e)
		221,533
Health care 5.13%
Novo Nordisk AS, Class B	572,302	31,023
Max Healthcare Institute, Ltd.	2,433,203	30,548
Laurus Labs, Ltd.	1,856,977	17,606
Thermo Fisher Scientific, Inc.	30,233	14,664
Eli Lilly and Co.	18,057	13,777
AstraZeneca PLC	81,125	12,200
BeOne Medicines, Ltd. (ADR) (a)	30,195	10,287
BeOne Medicines, Ltd. (a)	36,200	955
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	866,288	8,707
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)	184,800	2,109
Rede D’Or Sao Luiz SA	1,320,943	10,444
Innovent Biologics, Inc. (a)	675,873	8,372
Abbott Laboratories	44,758	5,995
American Funds Insurance Series — Page 32 of 319

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Zai Lab, Ltd. (ADR) (a)(b)	174,660	$5,919
EssilorLuxottica SA	15,573	5,046
Danaher Corp.	18,681	3,704
OdontoPrev SA	1,320,175	3,284
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	133,206	2,691
bioMerieux SA	16,481	2,202
Lupin, Ltd.	85,261	1,835
Mankind Pharma, Ltd.	62,374	1,711
WuXi AppTec Co., Ltd., Class H	107,700	1,643
Mettler-Toledo International, Inc. (a)	1,181	1,450
Alcon, Inc.	17,457	1,300
Wuxi Biologics (Cayman), Inc. (a)	240,500	1,266
Medtronic PLC	12,711	1,211
Asahi Intecc Co., Ltd.	71,500	1,161
CanSino Biologics, Inc., Class H (a)	35,921	228
		201,338
Consumer staples 4.80%
Kweichow Moutai Co., Ltd., Class A	139,770	28,353
Nestle SA	263,104	24,150
Arca Continental, SAB de CV	1,023,525	10,732
ITC, Ltd.	2,038,456	9,219
JBS NV (BDR) (a)	605,588	9,056
Avenue Supermarts, Ltd. (a)	161,740	8,152
Carlsberg A/S, Class B	59,570	6,922
Anheuser-Busch InBev SA/NV	110,064	6,564
Shoprite Holdings, Ltd.	411,098	6,523
Dino Polska SA, non-registered shares (a)	520,880	6,270
Raia Drogasil SA, ordinary nominative shares	1,574,331	5,449
Tsingtao Brewery Co., Ltd., Class H	764,634	5,208
KT&G Corp.	52,566	5,005
Ajinomoto Co., Inc.	171,598	4,927
Philip Morris International, Inc.	28,901	4,688
Budweiser Brewing Co., APAC, Ltd. (b)	3,732,500	3,971
Masan Group Corp. (a)	1,166,500	3,575
BBB Foods, Inc., Class A (a)	125,631	3,387
Monster Beverage Corp. (a)	47,777	3,216
United Spirits, Ltd.	212,781	3,174
British American Tobacco PLC	55,462	2,944
Constellation Brands, Inc., Class A	21,080	2,839
Pernod Ricard SA	28,822	2,827
L’Oreal SA, non-registered shares	6,370	2,756
Mondelez International, Inc., Class A	39,313	2,456
Danone SA	26,928	2,344
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	1,092,354	2,311
Varun Beverages, Ltd.	439,688	2,197
WH Group, Ltd.	1,763,000	1,910
Godrej Consumer Products, Ltd.	133,321	1,752
Coca-Cola Co.	24,379	1,617
Dabur India, Ltd.	279,582	1,547
Walmart, Inc.	12,879	1,327
JD Health International, Inc. (a)	107,650	920
		188,288
American Funds Insurance Series — Page 33 of 319

unaudited
Common stocks (continued) Energy 2.07%	Shares	Value (000)
Reliance Industries, Ltd.	1,076,785	$16,542
TotalEnergies SE	194,674	11,823
Adnoc Gas PLC	11,621,620	11,201
ADNOC Drilling Co. PJSC	6,420,955	9,842
Vista Energy, SAB de CV, Class A (ADR) (a)	187,759	6,459
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	431,737	5,466
Schlumberger NV	153,393	5,272
Galp Energia, SGPS, SA, Class B	243,804	4,608
Cheniere Energy, Inc.	17,049	4,006
Shell PLC (GBP denominated)	90,692	3,228
Chevron Corp.	15,884	2,467
Borr Drilling, Ltd. (a)	149,981	403
Rosneft Oil Co. PJSC (c)	588,661	— (e)
		81,317
Real estate 1.47%
Lodha Developers, Ltd.	2,312,569	29,583
China Resources Mixc Lifestyle Services, Ltd.	1,957,600	10,399
China Resources Land, Ltd.	1,274,000	4,974
Emaar Properties PJSC	1,115,023	3,962
CK Asset Holdings, Ltd.	741,500	3,594
SM Prime Holdings, Inc.	7,050,000	2,719
KE Holdings, Inc., Class A (ADR)	65,136	1,238
Longfor Group Holdings, Ltd. (b)	336,846	514
Fibra Uno Administracion REIT, SA de CV	299,891	442
ALLOS SA, ordinary nominative shares	60,765	295
		57,720
Utilities 1.25%
Power Grid Corp. of India, Ltd.	3,442,979	10,867
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	410,007	10,182
Gulf Development PCL	7,550,993	10,125
Equatorial Energia SA, ordinary nominative shares	1,115,076	7,741
SembCorp Industries, Ltd.	1,194,800	5,576
CPFL Energia SA	254,682	1,885
Torrent Power, Ltd.	94,076	1,292
AES Corp.	67,050	882
Engie SA	23,878	512
		49,062
Total common stocks (cost: $2,152,952,000)		3,620,456
Preferred securities 0.75% Financials 0.32%
Itau Unibanco Holding SA (ADR), preferred nominative shares	1,275,532	9,363
Itau Unibanco Holding SA, preferred nominative shares	426,656	3,132
		12,495
Real estate 0.21%
QuintoAndar, Ltd., Series E, preference shares (a)(c)(d)	32,657	6,722
QuintoAndar, Ltd., Series E-1, preference shares (a)(c)(d)	8,400	1,729
		8,451
American Funds Insurance Series — Page 34 of 319

unaudited
Preferred securities (continued) Information technology 0.17%	Shares	Value (000)
Samsung Electronics Co., Ltd., nonvoting preferred shares	140,739	$6,660
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	34	44
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	1	1
		6,705
Consumer discretionary 0.05%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (b)	35,578	1,724
TVS Motor Co., Ltd., 6.00% preferred shares (a)	915,260	103
Getir BV, Series D, preferred shares (a)(c)(d)	7,768	— (e)
		1,827
Total preferred securities (cost: $28,520,000)		29,478
Bonds, notes & other debt instruments 3.23% Bonds & notes of governments & government agencies outside the U.S. 2.87% Brazil 0.58%	Principal amount (000)
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL16,913	3,039
Brazil (Federative Republic of) 6.00% 5/15/2027 (f)	26,620	4,804
Brazil (Federative Republic of) 10.00% 1/1/2029	11,185	1,929
Brazil (Federative Republic of) 10.00% 1/1/2031	11,625	1,910
Brazil (Federative Republic of) 6.00% 8/15/2032 (f)	3,304	565
Brazil (Federative Republic of) 10.00% 1/1/2033	16,543	2,620
Brazil (Federative Republic of) 10.00% 1/1/2035	44,300	6,811
Brazil (Federative Republic of) 6.00% 8/15/2050 (f)	7,572	1,230
		22,908
Mexico 0.38%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (g)	USD960	975
United Mexican States 6.875% 5/13/2037	610	659
United Mexican States 5.125% 3/19/2038	EUR420	506
United Mexican States 4.75% 3/8/2044	USD800	667
United Mexican States 3.75% 4/19/2071	200	122
United Mexican States, Series M20, 8.50% 5/31/2029	MXN29,350	1,624
United Mexican States, Series M, 7.75% 5/29/2031	56,500	3,009
United Mexican States, Series M, 7.50% 5/26/2033	36,500	1,884
United Mexican States, Series M, 7.75% 11/23/2034	38,324	1,982
United Mexican States, Series M30, 8.50% 11/18/2038	21,600	1,135
United Mexican States, Series M, 7.75% 11/13/2042	20,000	951
United Mexican States, Series M, 8.00% 7/31/2053	26,949	1,282
		14,796
China 0.15%
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	CNY5,610	815
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	23,270	4,214
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	1,250	206
China (People’s Republic of), Series INBK, 2.57% 5/20/2054	4,480	670
		5,905
South Africa 0.15%
South Africa (Republic of) 7.10% 11/19/2036 (g)	USD200	209
South Africa (Republic of) 11.625% 3/31/2053	ZAR22,337	1,466
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	482	27
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	11,495	657
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	17,388	989
American Funds Insurance Series — Page 35 of 319

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) South Africa (continued)	Principal amount (000)	Value (000)
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	ZAR32,571	$1,728
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	15,670	790
		5,866
Colombia 0.15%
Colombia (Republic of) 3.25% 4/22/2032	USD700	594
Colombia (Republic of) 8.50% 4/25/2035	400	444
Colombia (Republic of) 8.00% 11/14/2035	200	215
Colombia (Republic of) 5.20% 5/15/2049	755	569
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP4,320,700	922
Colombia (Republic of), Series B, 13.25% 2/9/2033	1,734,800	479
Colombia (Republic of), Series B, 7.25% 10/18/2034	3,187,000	629
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (f)	6,870	557
Colombia (Republic of), Series B, 9.25% 5/28/2042	4,146,300	865
Colombia (Republic of), Series B, 7.25% 10/26/2050	3,235,300	533
		5,807
Poland 0.14%
Poland (Republic of), Series 0429, 5.75% 4/25/2029	PLN2,410	689
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	USD560	568
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN8,434	2,434
Poland (Republic of), Series 1034, 5.00% 10/25/2034	6,920	1,856
		5,547
Malaysia 0.14%
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR8,766	2,140
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	616	165
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	3,245	802
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	525
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	270
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,776	675
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	287
Malaysia (Federation of), Series 0124, 4.28% 3/23/2054	1,255	312
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (g)	USD400	355
		5,531
Turkey 0.14%
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY35,060	844
Turkey (Republic of), Series 1Y, 45.033% 4/8/2026 (h)	50,000	1,217
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD200	220
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY23,445	401
Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD500	626
Turkey (Republic of), Series 10Y, 26.20% 10/5/2033	TRY41,134	924
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	USD1,710	1,271
		5,503
India 0.14%
India (Republic of) 7.32% 11/13/2030	INR3,480	41
India (Republic of) 6.54% 1/17/2032	15,620	176
India (Republic of) 7.18% 7/24/2037	176,070	2,043
India (Republic of) 7.09% 8/5/2054	280,280	3,119
		5,379
American Funds Insurance Series — Page 36 of 319

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Indonesia 0.12%	Principal amount (000)	Value (000)
Indonesia (Republic of) 6.625% 2/17/2037	USD300	$341
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	IDR9,590,000	611
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	317,000	20
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	16,818,000	1,060
Indonesia (Republic of), Series 100, 6.625% 2/15/2034	29,553,000	1,808
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	7,953,000	515
Indonesia (Republic of), Series FR106, 7.125% 8/15/2040	7,421,000	460
		4,815
Saudi Arabia 0.07%
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	USD480	488
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	2,300	2,314
		2,802
Egypt 0.07%
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP26,845	575
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR100	113
Egypt (Arab Republic of) 7.625% 5/29/2032	USD560	553
Egypt (Arab Republic of) 8.50% 1/31/2047	400	354
Egypt (Arab Republic of) 8.875% 5/29/2050	755	683
Egypt (Arab Republic of) 8.15% 11/20/2059 (g)	500	419
		2,697
Hungary 0.05%
Hungary (Republic of) 2.00% 5/23/2029	HUF255,550	662
Hungary (Republic of) 6.25% 9/22/2032 (g)	USD330	354
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	490	515
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR340	413
		1,944
United Arab Emirates 0.05%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (g)	USD200	179
Abu Dhabi (Emirate of) 5.50% 4/30/2054	905	948
Sharjah (Emirate of) 4.625% 2/13/2032	EUR651	787
		1,914
Republic of Angola 0.04%
Angola (Republic of) 9.50% 11/12/2025	USD400	402
Angola (Republic of) 8.25% 5/9/2028	600	604
Angola (Republic of) 8.00% 11/26/2029 (g)	445	435
Angola (Republic of) 8.75% 4/14/2032 (g)	280	268
		1,709
Thailand 0.04%
Thailand (Kingdom of) 3.45% 6/17/2043	THB40,963	1,551
Philippines 0.04%
Philippines (Republic of) 6.375% 7/27/2030	PHP12,110	212
Philippines (Republic of) 6.00% 8/20/2030	14,790	256
Philippines (Republic of) 6.75% 9/15/2032	25,640	462
American Funds Insurance Series — Page 37 of 319

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Philippines (continued)	Principal amount (000)	Value (000)
Philippines (Republic of) 6.375% 10/23/2034	USD145	$164
Philippines (Republic of) 3.95% 1/20/2040	500	449
		1,543
Romania 0.04%
Romania (Republic of) 5.25% 5/30/2032	EUR450	529
Romania (Republic of) 5.25% 5/30/2032	230	271
Romania (Republic of) 2.00% 4/14/2033	300	277
Romania (Republic of) 5.625% 5/30/2037	390	440
		1,517
Republic of Kenya 0.04%
Kenya (Republic of) 6.30% 1/23/2034	USD645	570
Kenya (Republic of) 9.50% 3/5/2036 (g)	555	571
Kenya (Republic of) 9.50% 3/5/2036	330	339
		1,480
Dominican Republic 0.04%
Dominican Republic (Government of) 8.625% 4/20/2027 (g)	383	400
Dominican Republic (Government of) 5.50% 2/22/2029 (g)	275	281
Dominican Republic (Government of) 5.875% 1/30/2060	885	787
		1,468
Sultanate of Oman 0.03%
Oman (Sultanate of) 6.00% 8/1/2029	715	754
Oman (Sultanate of) 6.75% 1/17/2048	485	534
		1,288
Morocco 0.03%
Morocco (Kingdom of) 5.95% 3/8/2028 (g)	255	265
Morocco (Kingdom of) 3.875% 4/2/2029	EUR625	750
Morocco (Kingdom of) 4.75% 4/2/2035	200	242
		1,257
Federal Republic of Nigeria 0.03%
Nigeria (Republic of) 7.625% 11/21/2025 (g)	USD358	359
Nigeria (Republic of) 7.625% 11/21/2025	342	343
Nigeria (Republic of) 18.50% 2/21/2031	NGN730,360	533
		1,235
Honduras 0.03%
Honduras (Republic of) 6.25% 1/19/2027	USD875	888
Honduras (Republic of) 5.625% 6/24/2030 (g)	281	279
		1,167
Peru 0.03%
Peru (Republic of) 3.00% 1/15/2034	225	196
Peru (Republic of) 6.55% 3/14/2037	360	401
Peru (Republic of) 3.55% 3/10/2051	490	351
Peru (Republic of) 2.78% 12/1/2060	100	56
		1,004
American Funds Insurance Series — Page 38 of 319

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Gabon 0.02%	Principal amount (000)	Value (000)
Gabonese (Republic of) 6.625% 2/6/2031	USD720	$582
Gabonese (Republic of) 7.00% 11/24/2031	500	402
		984
Kazakhstan 0.02%
Kazakhstan (Republic of) 5.50% 7/1/2037 (g)	945	969
Panama 0.02%
Panama (Republic of) 3.75% 4/17/2026	100	100
Panama (Republic of) 7.875% 3/1/2057	600	677
		777
Chile 0.02%
Chile (Republic of) 5.30% 11/1/2037	CLP425,000	429
Chile (Republic of) 4.34% 3/7/2042	USD350	310
		739
Czech Republic 0.02%
Czech Republic 1.95% 7/30/2037	CZK17,900	652
Venezuela, Bolivarian Republic of 0.02%
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023 (i)	USD800	167
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024 (i)	180	37
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028 (i)	230	53
Venezuela (Bolivarian Republic of) 7.00% 12/1/2028 (i)	75	14
Venezuela (Bolivarian Republic of) 7.75% 10/13/2029 (i)	930	176
Venezuela (Bolivarian Republic of) 6.00% 12/9/2030 (i)	805	144
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038 (i)	65	15
		606
Mozambique 0.01%
Mozambique (Republic of) 9.00% 9/15/2031	540	483
Paraguay 0.01%
Paraguay (Republic of) 4.95% 4/28/2031	320	324
Supra National 0.01%
Asian Development Bank 5.25% 4/29/2035	PHP15,700	271
Cote d’Ivoire 0.00%
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	168
Total bonds & notes of governments & government agencies outside the U.S.		112,606
Corporate bonds, notes & loans 0.36% Energy 0.07%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (g)	USD410	431
Oleoducto Central SA 4.00% 7/14/2027 (g)	255	251
Petroleos Mexicanos 6.49% 1/23/2027	175	177
Petroleos Mexicanos 5.95% 1/28/2031	610	591
American Funds Insurance Series — Page 39 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	USD200	$190
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (g)	430	322
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (g)	250	257
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (g)	390	379
YPF SA 8.25% 1/17/2034 (g)	335	323
		2,921
Communication services 0.07%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,710	780
America Movil, SAB de CV, 9.50% 1/27/2031	24,000	1,347
PLDT, Inc. 2.50% 1/23/2031	USD210	191
Tencent Holdings, Ltd. 3.24% 6/3/2050 (g)	380	279
		2,597
Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	287
Meituan 3.05% 10/28/2030 (g)	400	373
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (g)	345	362
MercadoLibre, Inc. 3.125% 1/14/2031	200	185
Sands China, Ltd. 4.375% 6/18/2030	220	217
Wynn Macau, Ltd. 5.625% 8/26/2028	260	260
		1,684
Utilities 0.04%
Aegea Finance SARL 9.00% 1/20/2031 (g)	275	292
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (g)	263	249
Empresas Publicas de Medellin ESP 4.25% 7/18/2029 (g)	412	392
Greenko Dutch BV 3.85% 3/29/2026	173	172
Greenko Dutch BV 3.85% 3/29/2026 (g)	173	171
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (j)	350	356
		1,632
Financials 0.04%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (j)	400	379
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (g)(j)	340	378
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	280
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (j)	400	440
		1,477
Materials 0.04%
Braskem Netherlands Finance BV 8.50% 1/12/2031 (g)	355	139
CSN Resources SA 8.875% 12/5/2030 (g)	400	404
PT Krakatau Posco 6.375% 6/11/2027	345	351
Sasol Financing USA, LLC 8.75% 5/3/2029 (d)	520	540
		1,434
American Funds Insurance Series — Page 40 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials 0.02%		Principal amount (000)	Value (000)
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (g)		USD335	$348
LATAM Airlines Group SA 7.875% 4/15/2030 (g)		355	370
Mexico City Airport Trust 4.25% 10/31/2026		200	199
			917
Consumer staples 0.02%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028		200	213
NBM US Holdings, Inc. 7.00% 5/14/2026 (d)		200	200
NBM US Holdings, Inc. 6.625% 8/6/2029 (d)		420	426
			839
Health care 0.02%
Biocon Biologics Global PLC 6.67% 10/9/2029 (g)		260	253
Rede D’Or Finance SARL 4.50% 1/22/2030		480	464
			717
Total corporate bonds, notes & loans			14,218
Total bonds, notes & other debt instruments (cost: $124,025,000)			126,824
Short-term securities 4.05% Money market investments 3.86%		Shares
Capital Group Central Cash Fund 4.17% (k)(l)		1,516,364	151,636
Money market investments purchased with collateral from securities on loan 0.18%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.05% (k)(m)		7,290,476	7,291
Bills & notes of governments & government agencies outside the U.S. 0.01%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 1/6/2026	19.531%	EGP12,600	246
Total short-term securities (cost: $159,154,000)			159,173
Total investment securities 100.29% (cost: $2,464,651,000)			3,935,931
Other assets less liabilities (0.29)%			(11,528)
Net assets 100.00%			$3,924,403
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
2 Year U.S. Treasury Note Futures	Short	2	1/6/2026	USD(417)	$— (e)
5 Year Euro-Bobl Futures	Short	13	12/10/2025	(1,798)	3
5 Year U.S. Treasury Note Futures	Short	3	1/6/2026	(328)	— (e)
10 Year Euro-Bund Futures	Short	15	12/10/2025	(2,264)	(14)
10 Year Ultra U.S. Treasury Note Futures	Long	18	12/31/2025	2,071	22
American Funds Insurance Series — Page 41 of 319

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
20 Year U.S. Treasury Note Futures	Long	1	12/31/2025	USD117	$3
30 Year Ultra U.S. Treasury Bond Futures	Short	1	12/31/2025	(120)	(3)
					$11
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
CZK	31,590	USD	1,505	UBS AG	10/8/2025	$19
HUF	348,902	USD	1,030	Citibank	10/8/2025	19
ZAR	24,367	USD	1,401	JPMorgan Chase	10/8/2025	9
USD	1,528	CZK	31,590	UBS AG	10/8/2025	5
USD	1,053	HUF	348,902	JPMorgan Chase	10/8/2025	3
USD	143	PLN	517	JPMorgan Chase	10/8/2025	1
MXN	728	USD	40	JPMorgan Chase	10/8/2025	— (e)
PLN	517	USD	142	UBS AG	10/8/2025	— (e)
USD	39	MXN	728	Goldman Sachs	10/8/2025	(1)
USD	1,811	MYR	7,643	HSBC Bank	10/8/2025	(6)
MYR	7,643	USD	1,826	BNP Paribas	10/8/2025	(9)
USD	1,388	ZAR	24,367	Goldman Sachs	10/8/2025	(22)
USD	2,498	EUR	2,127	Citibank	10/10/2025	(1)
EUR	2,127	USD	2,506	UBS AG	10/10/2025	(7)
USD	62	INR	5,512	BNP Paribas	10/14/2025	1
INR	5,512	USD	62	HSBC Bank	10/14/2025	— (e)
USD	945	THB	30,030	JPMorgan Chase	10/16/2025	19
USD	1,970	CNH	13,995	UBS AG	10/16/2025	5
CNH	13,995	USD	1,965	HSBC Bank	10/16/2025	— (e)
THB	30,030	USD	949	UBS AG	10/16/2025	(22)
USD	774	COP	3,027,600	Citibank	10/17/2025	3
USD	986	EUR	839	Morgan Stanley	10/17/2025	— (e)
EUR	490	USD	576	Goldman Sachs	10/17/2025	— (e)
EUR	349	USD	411	UBS AG	10/17/2025	(1)
INR	5,512	USD	63	BNP Paribas	10/17/2025	(1)
IDR	1,360,795	USD	83	BNP Paribas	10/17/2025	(1)
USD	1,120	BRL	6,002	Citibank	10/17/2025	(3)
USD	1,827	MYR	7,643	BNP Paribas	10/22/2025	10
USD	2,830	EUR	2,400	UBS AG	10/22/2025	8
USD	141	MXN	2,603	JPMorgan Chase	10/22/2025	(1)
PLN	517	USD	143	JPMorgan Chase	10/22/2025	(1)
HUF	348,902	USD	1,052	JPMorgan Chase	10/22/2025	(3)
CNH	13,995	USD	1,971	UBS AG	10/22/2025	(5)
CZK	52,445	USD	2,538	UBS AG	10/22/2025	(7)
USD	2,179	ZAR	37,931	JPMorgan Chase	10/22/2025	(14)
THB	30,030	USD	946	JPMorgan Chase	10/22/2025	(19)
						$(22)
American Funds Insurance Series — Page 42 of 319

unaudited
Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.86%
Money market investments 3.86%
Capital Group Central Cash Fund 4.17% (k)	$94,686	$461,783	$404,819	$(7)	$(7)	$151,636	$4,499
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares (a)(c)	5/26/2021	$5,258	$6,722	0.17%
QuintoAndar, Ltd., Series E-1, preference shares (a)(c)	12/20/2021	1,716	1,729	0.05
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	410	426	0.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	198	200	0.01
Sasol Financing USA, LLC 8.75% 5/3/2029	1/24/2024	525	540	0.01
Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/4/2021	656	493	0.01
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	58	44	0.00 (n)
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	2	1	0.00 (n)
Getir BV, Series D, preferred shares (a)(c)	5/27/2021	3,500	— (e)	0.00 (n)
Total		$12,323	$10,155	0.26%

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)	Index-linked bond whose principal amount moves with a government price index.
(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,291,000, which represented 0.31% of the net assets of the fund.

(h)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(i)	Scheduled interest and/or principal payment was not received.
(j)	Step bond; coupon rate may change at a later date.
(k)	Rate represents the seven-day yield at 9/30/2025.
(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(m)	Security purchased with cash collateral from securities on loan.
(n)	Amount less than 0.01%.
American Funds Insurance Series — Page 43 of 319

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HUF = Hungarian forints

IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PHP = Philippine pesos
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
American Funds Insurance Series — Page 44 of 319

Washington Mutual Investors Fund
Investment portfolio
September 30, 2025
unaudited

Common stocks 97.31% Information technology 24.23%	Shares	Value (000)
Broadcom, Inc.	2,810,517	$927,218
Microsoft Corp.	1,446,494	749,211
Apple, Inc.	1,042,706	265,504
NVIDIA Corp.	1,369,358	255,495
KLA Corp.	122,354	131,971
ASML Holding NV (ADR)	125,821	121,806
Motorola Solutions, Inc.	175,851	80,415
Accenture PLC, Class A	249,455	61,516
International Business Machines Corp.	207,917	58,666
Salesforce, Inc.	239,284	56,710
SAP SE (ADR) (a)	135,006	36,075
Oracle Corp.	124,611	35,046
Intel Corp. (b)	900,057	30,197
Texas Instruments, Inc.	128,610	23,629
Applied Materials, Inc.	97,306	19,922
Synopsys, Inc. (b)	31,950	15,764
ASM International NV (ADR)	21,707	13,046
Adobe, Inc. (b)	34,743	12,256
Fair Isaac Corp. (b)	8,074	12,083
TE Connectivity PLC	42,686	9,371
Amphenol Corp., Class A	55,653	6,887
		2,922,788
Financials 18.02%
Marsh & McLennan Cos., Inc.	1,137,983	229,338
JPMorgan Chase & Co.	653,710	206,200
BlackRock, Inc.	165,852	193,362
Visa, Inc., Class A	470,186	160,512
Bank of America Corp.	2,758,591	142,316
Mastercard, Inc., Class A	228,827	130,159
Capital One Financial Corp.	549,225	116,754
Arthur J. Gallagher & Co.	340,478	105,460
Wells Fargo & Co.	1,051,917	88,172
Morgan Stanley	514,896	81,848
Truist Financial Corp.	1,752,492	80,124
Citizens Financial Group, Inc.	1,320,920	70,220
Chubb, Ltd.	223,599	63,111
Progressive Corp.	234,939	58,018
Apollo Asset Management, Inc.	424,934	56,631
KKR & Co., Inc.	432,202	56,165
Blackstone, Inc.	269,942	46,120
American Express Co.	111,170	36,926
CME Group, Inc., Class A	134,224	36,266
Aon PLC, Class A	97,728	34,848
Brookfield Asset Management, Ltd., Class A	483,694	27,541
Goldman Sachs Group, Inc.	29,966	23,863
American Funds Insurance Series — Page 45 of 319

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Citigroup, Inc.	233,574	$23,708
S&P Global, Inc.	42,223	20,550
KeyCorp	1,073,752	20,068
AXA SA (ADR)	365,158	17,506
Carlyle Group, Inc. (The)	270,192	16,941
PNC Financial Services Group, Inc.	68,886	13,841
Intercontinental Exchange, Inc.	52,537	8,851
Fifth Third Bancorp	178,306	7,943
Sony Financial Group, Inc. (ADR) (b)	53,767	298
		2,173,660
Industrials 11.71%
RTX Corp.	1,233,802	206,452
General Aerospace Co.	603,476	181,538
Northrop Grumman Corp.	283,830	172,943
Boeing Co. (The) (b)	374,770	80,887
Union Pacific Corp.	305,446	72,198
L3Harris Technologies, Inc.	231,628	70,742
Caterpillar, Inc.	145,015	69,194
3M Co.	393,956	61,134
Paychex, Inc.	435,493	55,203
Deere & Co.	104,375	47,727
Parker-Hannifin Corp.	58,555	44,393
Delta Air Lines, Inc.	769,587	43,674
Ingersoll-Rand, Inc.	498,515	41,187
Equifax, Inc.	139,296	35,734
Carrier Global Corp.	547,249	32,671
Deutsche Post AG (ADR) (a)	635,826	28,326
FedEx Corp.	79,115	18,656
BAE Systems PLC (ADR)	161,872	18,084
Siemens AG (ADR)	132,607	17,903
Johnson Controls International PLC	162,291	17,844
Waste Connections, Inc.	99,256	17,449
Republic Services, Inc.	67,539	15,499
PACCAR, Inc.	147,809	14,533
HEICO Corp.	44,486	14,361
Watsco, Inc.	31,900	12,897
Waste Management, Inc.	33,430	7,382
Lennox International, Inc.	13,782	7,296
Applied Industrial Technologies, Inc.	22,716	5,930
Honeywell International, Inc.	3,131	659
		1,412,496
Health care 10.66%
UnitedHealth Group, Inc.	592,312	204,525
Eli Lilly and Co.	251,931	192,223
Abbott Laboratories	1,123,355	150,462
Amgen, Inc.	517,667	146,086
CVS Health Corp.	1,779,640	134,167
Gilead Sciences, Inc.	780,218	86,604
AstraZeneca PLC (ADR)	941,742	72,250
Vertex Pharmaceuticals, Inc. (b)	138,952	54,419
AbbVie, Inc.	225,392	52,187
Danaher Corp.	185,365	36,751
Thermo Fisher Scientific, Inc.	65,048	31,550
American Funds Insurance Series — Page 46 of 319

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Novo Nordisk AS, Class B (ADR) (a)	508,756	$28,231
Elevance Health, Inc.	86,447	27,933
Zimmer Biomet Holdings, Inc.	249,736	24,599
Johnson & Johnson	69,000	12,794
Illumina, Inc. (b)	111,256	10,566
Regeneron Pharmaceuticals, Inc.	12,023	6,760
Bristol-Myers Squibb Co.	123,390	5,565
Cooper Cos., Inc. (b)	79,881	5,477
Zoetis, Inc., Class A	20,870	3,054
		1,286,203
Consumer staples 7.76%
Philip Morris International, Inc.	2,465,806	399,954
British American Tobacco PLC (ADR)	2,472,990	131,266
Keurig Dr Pepper, Inc.	2,283,905	58,262
Mondelez International, Inc., Class A	822,384	51,374
Altria Group, Inc.	590,255	38,992
Coca-Cola Co.	581,391	38,558
Constellation Brands, Inc., Class A	274,677	36,991
Procter & Gamble Co.	216,242	33,226
Costco Wholesale Corp.	33,711	31,204
Hershey Co.	117,588	21,995
Nestle SA (ADR)	206,573	18,957
Church & Dwight Co., Inc.	184,306	16,151
Estee Lauder Cos., Inc. (The), Class A	152,461	13,435
Kimberly-Clark Corp.	103,829	12,910
Kraft Heinz Co. (The)	412,788	10,749
Target Corp.	98,519	8,837
Walmart, Inc.	64,967	6,696
Bunge Global SA	80,582	6,547
		936,104
Consumer discretionary 6.92%
Royal Caribbean Cruises, Ltd.	549,703	177,873
Home Depot, Inc.	250,518	101,507
Starbucks Corp.	988,047	83,589
Amazon.com, Inc. (b)	353,949	77,717
Darden Restaurants, Inc.	362,232	68,955
YUM! Brands, Inc.	435,699	66,226
D.R. Horton, Inc.	362,440	61,423
TJX Cos., Inc. (The)	382,039	55,220
Marriott International, Inc., Class A	89,554	23,323
NIKE, Inc., Class B	319,645	22,289
Vail Resorts, Inc.	145,542	21,769
Tractor Supply Co.	340,785	19,380
General Motors Co.	226,927	13,836
Toll Brothers, Inc.	81,236	11,222
Tesla, Inc. (b)	20,642	9,180
Sony Group Corp. (ADR)	268,839	7,740
Texas Roadhouse, Inc.	43,999	7,310
Chipotle Mexican Grill, Inc. (b)	165,637	6,491
		835,050
American Funds Insurance Series — Page 47 of 319

unaudited
Common stocks (continued) Communication services 5.37%	Shares	Value (000)
Alphabet, Inc., Class A	639,371	$155,431
Alphabet, Inc., Class C	589,795	143,645
Meta Platforms, Inc., Class A	244,053	179,228
Comcast Corp., Class A	2,936,581	92,267
Walt Disney Co. (The)	324,762	37,185
Electronic Arts, Inc.	79,702	16,076
Verizon Communications, Inc.	261,888	11,510
Deutsche Telekom AG (ADR)	181,950	6,214
AT&T, Inc.	210,004	5,930
		647,486
Utilities 4.11%
Constellation Energy Corp.	387,211	127,420
Sempra	1,262,918	113,637
Southern Co. (The)	1,016,396	96,324
FirstEnergy Corp.	1,235,342	56,603
DTE Energy Co.	225,528	31,896
Entergy Corp.	232,726	21,688
CenterPoint Energy, Inc.	546,060	21,187
Public Service Enterprise Group, Inc.	184,231	15,376
NextEra Energy, Inc.	125,161	9,448
Exelon Corp.	58,400	2,629
		496,208
Energy 3.28%
EOG Resources, Inc.	982,246	110,129
Exxon Mobil Corp.	673,434	75,930
ConocoPhillips	747,748	70,729
Canadian Natural Resources, Ltd.	1,695,469	54,187
Baker Hughes Co., Class A	554,567	27,019
TC Energy Corp.	434,970	23,667
Chevron Corp.	108,261	16,812
Halliburton Co.	398,694	9,808
Schlumberger NV	216,823	7,452
		395,733
Materials 2.68%
Linde PLC	182,379	86,630
Wheaton Precious Metals Corp.	565,165	63,208
International Paper Co.	1,193,402	55,374
Air Products and Chemicals, Inc.	185,872	50,691
Corteva, Inc.	613,491	41,490
Royal Gold, Inc.	44,934	9,013
LyondellBasell Industries NV	153,562	7,531
H.B. Fuller Co.	114,890	6,810
Nucor Corp.	16,976	2,299
		323,046
Real estate 2.57%
Welltower, Inc. REIT	1,015,316	180,868
Mid-America Apartment Communities, Inc. REIT	276,139	38,585
Prologis, Inc. REIT	307,696	35,237
Simon Property Group, Inc. REIT	162,029	30,408
American Funds Insurance Series — Page 48 of 319

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
American Tower Corp. REIT	95,755	$18,416
Extra Space Storage, Inc. REIT	42,274	5,958
		309,472
Total common stocks (cost: $6,986,000,000)		11,738,246
Convertible stocks 0.48% Industrials 0.26%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	455,591	31,696
Financials 0.22%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	436,775	22,865
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	54,000	3,795
		26,660
Total convertible stocks (cost: $47,807,000)		58,356
Short-term securities 2.54% Money market investments 2.16%
Capital Group Central Cash Fund 4.17% (c)(d)	2,604,365	260,436
Money market investments purchased with collateral from securities on loan 0.38%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.05% (c)(e)	45,905,835	45,906
Total short-term securities (cost: $306,303,000)		306,342
Total investment securities 100.33% (cost: $7,340,110,000)		12,102,944
Other assets less liabilities (0.33)%		(39,689)
Net assets 100.00%		$12,063,255
Investments in affiliates (d)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.16%
Money market investments 2.16%
Capital Group Central Cash Fund 4.17% (c)	$245,250	$1,220,161	$1,204,907	$(20)	$(48)	$260,436	$10,339
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.17% (c)	9,850		9,850 (f)			—	— (g)
Total 2.16%				$(20)	$(48)	$260,436	$10,339

American Funds Insurance Series — Page 49 of 319

unaudited
(a)	All or a portion of this security was on loan.
(b)	Security did not produce income during the last 12 months.
(c)	Rate represents the seven-day yield at 9/30/2025.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan.
(f)	Represents net activity.
(g)	Dividend income is included with securities lending income and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 50 of 319

U.S. Small and Mid Cap Equity Fund®
Investment portfolio
September 30, 2025
unaudited

Common stocks 95.79% Financials 23.71%	Shares	Value (000)
Capital One Financial Corp.	15,995	$3,400
Brown & Brown, Inc.	32,279	3,027
Fifth Third Bancorp	48,463	2,159
Victory Capital Holdings, Inc., Class A	30,516	1,976
RenaissanceRe Holdings, Ltd.	7,439	1,889
KeyCorp	88,165	1,648
TPG, Inc., Class A	26,777	1,538
StepStone Group, Inc., Class A	20,098	1,313
LPL Financial Holdings, Inc.	3,653	1,215
Hamilton Lane, Inc., Class A	8,113	1,094
Aspen Insurance Holdings, Ltd., Class A (a)	27,520	1,010
WEX, Inc. (a)	5,906	930
Accelerant Holdings, Class A (a)	53,614	798
Radian Group, Inc.	21,154	766
Affirm Holdings, Inc., Class A (a)	7,863	575
Ameriprise Financial, Inc.	1,073	527
Artisan Partners Asset Management, Inc., Class A	11,549	501
Ally Financial, Inc.	11,877	466
Tradeweb Markets, Inc., Class A	4,158	461
Fiserv, Inc. (a)	3,534	456
Citizens Financial Group, Inc.	7,082	377
Essent Group, Ltd.	5,174	329
Kinsale Capital Group, Inc.	613	261
Figure Technology Solutions, Inc. (a)	7,011	255
Arthur J. Gallagher & Co.	733	227
		27,198
Industrials 20.91%
United Rentals, Inc.	2,327	2,222
Karman Holdings, Inc. (a)	29,473	2,128
XPO, Inc. (a)	15,003	1,939
Crane Co.	8,583	1,580
Ingersoll-Rand, Inc.	18,592	1,536
Comfort Systems USA, Inc.	1,717	1,417
AGCO Corp.	9,629	1,031
Generac Holdings, Inc. (a)	5,841	978
Bloom Energy Corp., Class A (a)	10,465	885
Core & Main, Inc., Class A (a)	16,314	878
SiteOne Landscape Supply, Inc. (a)	5,706	735
APi Group Corp. (a)	20,762	714
Advanced Drainage Systems, Inc.	4,862	674
AMETEK, Inc.	3,490	656
ATI, Inc. (a)	8,013	652
Applied Industrial Technologies, Inc.	2,069	540
PACCAR, Inc.	5,213	513
Copart, Inc. (a)	10,928	491
American Funds Insurance Series — Page 51 of 319

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
The Toro Co.	6,070	$463
Builders FirstSource, Inc. (a)	3,701	449
L3Harris Technologies, Inc.	1,298	396
HEICO Corp.	1,219	394
Kadant, Inc.	1,314	391
CSW Industrials, Inc.	1,602	389
FTAI Aviation, Ltd.	2,303	384
Graco, Inc.	3,534	300
Robert Half, Inc.	7,774	264
Oshkosh Corp.	1,904	247
Fluor Corp. (a)	5,245	221
ESCO Technologies, Inc.	1,000	211
United Parcel Service, Inc., Class B	1,928	161
CBIZ, Inc. (a)	2,763	146
		23,985
Consumer discretionary 16.00%
YUM! Brands, Inc.	15,784	2,399
Hilton Worldwide Holdings, Inc.	6,735	1,747
Vail Resorts, Inc.	11,638	1,741
Aptiv Holdings, Ltd. (a)	15,408	1,328
LKQ Corp.	41,336	1,262
General Motors Co.	12,553	765
Five Below, Inc. (a)	4,835	748
Bright Horizons Family Solutions, Inc. (a)	6,668	724
Flutter Entertainment PLC (a)	2,747	698
Texas Roadhouse, Inc.	4,086	679
Williams-Sonoma, Inc.	3,221	630
Wingstop, Inc.	2,345	590
D.R. Horton, Inc.	3,375	572
TopBuild Corp. (a)	1,399	547
Darden Restaurants, Inc.	2,863	545
Murphy USA, Inc.	1,049	407
Royal Caribbean Cruises, Ltd.	1,223	396
Chewy, Inc., Class A (a)	9,759	395
Toll Brothers, Inc.	2,762	382
Cavco Industries, Inc. (a)	604	351
Chipotle Mexican Grill, Inc. (a)	8,015	314
AutoZone, Inc. (a)	61	262
Brinker International, Inc. (a)	1,983	251
SharkNinja, Inc. (a)	2,203	227
Polaris, Inc.	2,953	172
CAVA Group, Inc. (a)	2,605	157
Stubhub Holdings, Inc., Class A (a)(b)	3,561	60
		18,349
Information technology 10.58%
Ingram Micro Holding Corp.	73,124	1,572
Keysight Technologies, Inc. (a)	5,729	1,002
Fabrinet, non-registered shares (a)	2,709	988
Flex, Ltd. (a)	15,048	872
Insight Enterprises, Inc. (a)	7,653	868
Vontier Corp.	17,966	754
Procore Technologies, Inc. (a)	9,567	698
Lumentum Holdings, Inc. (a)	4,015	653
American Funds Insurance Series — Page 52 of 319

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Common stocks (continued) Information technology (continued)	Shares	Value (000)
Ciena Corp. (a)	4,444	$647
MongoDB, Inc., Class A (a)	1,978	614
Cloudflare, Inc., Class A (a)	2,672	573
Fair Isaac Corp. (a)	350	524
TD SYNNEX Corp.	3,195	523
CDW Corp.	1,873	298
Snowflake, Inc. (a)	1,305	294
RingCentral, Inc., Class A (a)	8,915	253
Okta, Inc., Class A (a)	2,502	230
EPAM Systems, Inc. (a)	1,501	226
Clearwater Analytics Holdings, Inc., Class A (a)	9,414	170
Figma, Inc. (a)(b)	3,263	169
Via Transportation, Inc., Class A (a)	2,600	125
Circle Internet Group, Inc. (a)(b)	645	86
		12,139
Consumer staples 7.27%
US Foods Holding Corp. (a)	33,544	2,570
Monster Beverage Corp. (a)	26,246	1,767
e.l.f. Beauty, Inc. (a)	5,879	779
Caseys General Stores, Inc.	1,279	723
Kimberly-Clark Corp.	5,425	674
Dollar General Corp.	5,551	574
Estee Lauder Cos., Inc. (The), Class A	5,416	477
Keurig Dr Pepper, Inc.	13,302	339
Maplebear, Inc. (a)	7,637	281
The Campbell’s Co.	4,851	153
		8,337
Health care 6.99%
Ionis Pharmaceuticals, Inc. (a)	16,249	1,063
Doximity, Inc., Class A (a)	9,943	727
Hims & Hers Health, Inc., Class A (a)	12,222	693
Exact Sciences Corp. (a)	11,959	654
Align Technology, Inc. (a)	5,019	629
Veeva Systems, Inc., Class A (a)	1,973	588
Illumina, Inc. (a)	6,107	580
Halozyme Therapeutics, Inc. (a)	7,687	564
Cooper Cos., Inc. (a)	7,667	526
Penumbra, Inc. (a)	1,378	349
NewAmsterdam Pharma Co. NV (a)	11,072	315
Molina Healthcare, Inc. (a)	1,579	302
Natera, Inc. (a)	1,861	300
Regeneron Pharmaceuticals, Inc.	418	235
Zimmer Biomet Holdings, Inc.	2,221	219
Krystal Biotech, Inc. (a)	993	175
Alnylam Pharmaceuticals, Inc. (a)	222	101
		8,020
Real estate 3.09%
Simon Property Group, Inc. REIT	7,576	1,422
Essex Property Trust, Inc. REIT	2,501	669
Crown Castle, Inc. REIT	5,605	541
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Common stocks (continued) Real estate (continued)	Shares	Value (000)
NNN REIT, Inc.	11,996	$510
Mid-America Apartment Communities, Inc. REIT	2,854	399
		3,541
Communication services 3.07%
ROBLOX Corp., Class A (a)	16,286	2,256
Live Nation Entertainment, Inc. (a)	4,220	690
Take-Two Interactive Software, Inc. (a)	1,298	335
Charter Communications, Inc., Class A (a)	867	238
		3,519
Energy 2.15%
Diamondback Energy, Inc.	7,648	1,095
Baker Hughes Co., Class A	15,295	745
Viper Energy, Inc., Class A	9,192	351
Permian Resources Corp., Class A	21,006	269
		2,460
Materials 1.51%
International Paper Co.	22,112	1,026
Element Solutions, Inc.	19,134	481
Corteva, Inc.	3,277	222
		1,729
Utilities 0.51%
Exelon Corp.	10,705	482
FirstEnergy Corp.	2,351	108
		590
Total common stocks (cost: $108,586,000)		109,867
Short-term securities 3.41% Money market investments 3.23%
Capital Group Central Cash Fund 4.17% (c)(d)	37,013	3,701
Money market investments purchased with collateral from securities on loan 0.18%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.05% (c)(e)	212,540	213
Total short-term securities (cost: $3,914,000)		3,914
Total investment securities 99.20% (cost: $112,500,000)		113,781
Other assets less liabilities 0.80%		919
Net assets 100.00%		$114,700
American Funds Insurance Series — Page 54 of 319

unaudited
Investments in affiliates (d)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.23%
Money market investments 3.23%
Capital Group Central Cash Fund 4.17% (c)	$288	$11,012	$7,599	$— (f)	$— (f)	$3,701	$25

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan.
(c)	Rate represents the seven-day yield at 9/30/2025.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan.
(f)	Amount less than one thousand.

Key to abbreviation(s)
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 55 of 319

Capital World Growth and Income Fund®
Investment portfolio
September 30, 2025
unaudited

Common stocks 96.67% Information technology 23.41%	Shares	Value (000)
Broadcom, Inc.	284,358	$93,812
Taiwan Semiconductor Manufacturing Co., Ltd.	2,137,772	91,535
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,201	894
Microsoft Corp.	148,556	76,945
NVIDIA Corp.	288,064	53,747
Apple, Inc.	116,874	29,760
Micron Technology, Inc.	118,739	19,867
ASML Holding NV	17,337	16,855
ASML Holding NV (ADR)	1,512	1,464
International Business Machines Corp.	41,897	11,822
Tokyo Electron, Ltd.	53,475	9,532
Shopify, Inc., Class A, subordinate voting shares (a)	59,502	8,843
Oracle Corp.	28,493	8,013
MediaTek, Inc.	157,094	6,778
Intel Corp. (a)	155,834	5,228
Synopsys, Inc. (a)	8,886	4,384
Amphenol Corp., Class A	32,364	4,005
Seagate Technology Holdings PLC	15,867	3,746
KLA Corp.	3,374	3,639
Texas Instruments, Inc.	17,628	3,239
Lenovo Group Ltd.	2,136,000	3,170
SAP SE	10,103	2,703
Accenture PLC, Class A	10,695	2,637
Allegro MicroSystems, Inc. (a)	87,812	2,564
Capgemini SE	14,098	2,045
Constellation Software, Inc.	721	1,957
Cloudflare, Inc., Class A (a)	8,686	1,864
AppLovin Corp., Class A (a)	2,510	1,803
Samsung Electronics Co., Ltd.	26,544	1,587
EPAM Systems, Inc. (a)	10,025	1,512
Strategy, Inc., Class A (a)	4,502	1,451
Applied Materials, Inc.	5,214	1,067
Salesforce, Inc.	4,384	1,039
Elastic NV, non-registered shares (a)	11,780	995
Arista Networks, Inc. (a)	6,491	946
Fair Isaac Corp. (a)	458	685
Corning, Inc.	7,323	601
Advantech Co., Ltd.	36,098	378
		483,112
Industrials 16.26%
General Aerospace Co.	98,998	29,781
BAE Systems PLC	936,332	25,928
Airbus SE, non-registered shares	92,022	21,327
RTX Corp.	108,265	18,116
Siemens AG	62,755	16,887
American Funds Insurance Series — Page 56 of 319

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Leonardo SpA	257,389	$16,324
TransDigm Group, Inc.	11,134	14,675
Melrose Industries PLC	1,328,582	10,878
Deere & Co.	23,658	10,818
Volvo AB, Class B	320,249	9,168
United Rentals, Inc.	9,242	8,823
Ryanair Holdings PLC (ADR)	142,576	8,586
Carrier Global Corp.	142,291	8,495
Compagnie de Saint-Gobain SA, non-registered shares	78,402	8,437
Safran SA	22,093	7,784
Rolls-Royce Holdings PLC	440,157	7,044
Hitachi, Ltd.	252,100	6,699
Mitsui & Co., Ltd.	253,700	6,313
Ingersoll-Rand, Inc.	74,004	6,114
L3Harris Technologies, Inc.	19,651	6,002
RELX PLC	118,441	5,666
Siemens Energy AG (a)	47,677	5,565
Lockheed Martin Corp.	10,189	5,086
Union Pacific Corp.	19,897	4,703
Prysmian SpA	47,586	4,703
Techtronic Industries Co., Ltd.	359,000	4,592
Parker-Hannifin Corp.	5,942	4,505
Deutsche Post AG	98,361	4,381
Bureau Veritas SA	130,575	4,084
Recruit Holdings Co., Ltd.	65,950	3,551
Saab AB, Class B	50,858	3,104
XPO, Inc. (a)	22,708	2,935
Core & Main, Inc., Class A (a)	54,167	2,916
ITOCHU Corp.	49,800	2,837
IHI Corp.	149,700	2,794
International Consolidated Airlines Group SA (CDI)	528,593	2,745
GE Vernova, Inc.	4,428	2,723
MTU Aero Engines AG	4,854	2,228
Crane Co.	9,711	1,788
Comfort Systems USA, Inc.	2,061	1,701
FTAI Aviation, Ltd.	9,560	1,595
Weir Group PLC (The)	40,053	1,472
Bombardier, Inc., Class B (a)	9,858	1,381
Bunzl PLC	42,369	1,337
Randstad NV, non-registered shares (b)	28,055	1,191
SECOM Co., Ltd.	27,100	994
Howmet Aerospace, Inc.	4,516	886
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	37,007	875
Woodward, Inc.	3,354	848
Diploma PLC	11,469	818
Boeing Co. (The) (a)	3,785	817
PACCAR, Inc.	7,084	697
Ferguson Enterprises, Inc.	2,880	647
Valmet OYJ	17,763	590
FedEx Corp.	1,469	346
Marubeni Corp.	13,600	340
		335,640
American Funds Insurance Series — Page 57 of 319

unaudited
Common stocks (continued) Financials 15.16%	Shares	Value (000)
ING Groep NV	568,275	$14,728
Zurich Insurance Group AG	19,885	14,153
JPMorgan Chase & Co.	39,667	12,512
Chubb, Ltd.	41,658	11,758
BlackRock, Inc.	9,815	11,443
Citigroup, Inc.	110,046	11,170
Mastercard, Inc., Class A	18,642	10,604
Capital One Financial Corp.	44,805	9,525
Aviva PLC	1,030,455	9,504
NatWest Group PLC	1,268,599	8,899
Apollo Asset Management, Inc.	66,260	8,831
AXA SA	180,352	8,605
Bank of America Corp.	150,829	7,781
American Express Co.	22,020	7,314
Blackstone, Inc.	41,959	7,169
Arthur J. Gallagher & Co.	22,685	7,026
UniCredit SpA	87,888	6,652
HSBC Holdings PLC (GBP denominated)	343,153	4,823
HSBC Holdings PLC (HKD denominated)	130,000	1,827
Visa, Inc., Class A	18,960	6,473
Wells Fargo & Co.	73,612	6,170
3i Group PLC	93,637	5,149
HDFC Life Insurance Co., Ltd.	586,869	5,000
Banco Bilbao Vizcaya Argentaria SA	240,818	4,620
Aon PLC, Class A	12,706	4,531
Mizuho Financial Group, Inc.	133,300	4,496
Israel Discount Bank, Ltd., Class A	416,534	4,117
Partners Group Holding AG	3,100	4,025
Postal Savings Bank of China Co., Ltd., Class H	5,553,383	3,896
BNP Paribas SA	42,022	3,815
Blue Owl Capital, Inc., Class A	224,513	3,801
Ares Management Corp., Class A	23,735	3,795
Progressive Corp.	14,883	3,675
AIA Group, Ltd.	365,469	3,506
Munchener Ruckversicherungs-Gesellschaft AG	5,305	3,385
KB Financial Group, Inc.	40,508	3,335
Erste Group Bank AG	33,771	3,299
Morgan Stanley	20,517	3,261
Marsh & McLennan Cos., Inc.	16,091	3,243
Danske Bank AS	71,120	3,030
FinecoBank SpA	139,663	3,018
Nu Holdings, Ltd., Class A (a)	174,140	2,788
Ping An Insurance (Group) Co. of China, Ltd., Class H	404,280	2,756
DBS Group Holdings, Ltd.	67,000	2,657
Brookfield Asset Management, Ltd., Class A (CAD denominated)	44,450	2,530
Svenska Handelsbanken AB, Class A	193,544	2,516
China Merchants Bank Co., Ltd., Class A	268,600	1,525
China Merchants Bank Co., Ltd., Class H	122,403	735
BPER Banca SpA	200,825	2,225
Brown & Brown, Inc.	22,407	2,102
TPG, Inc., Class A	36,395	2,091
HDFC Bank, Ltd.	133,112	1,426
HDFC Bank, Ltd. (ADR)	17,258	589
B3 SA - Brasil, Bolsa, Balcao	732,050	1,843
CVC Capital Partners PLC	101,430	1,765
American Funds Insurance Series — Page 58 of 319

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
American International Group, Inc.	22,219	$1,745
KKR & Co., Inc.	12,817	1,666
National Bank of Canada	14,828	1,575
Skandinaviska Enskilda Banken AB, Class A	79,058	1,544
Banco Comercial Portugues, SA	1,692,704	1,497
Federal Home Loan Mortgage Corp. (a)	122,752	1,445
CaixaBank SA, non-registered shares	136,195	1,430
Sumitomo Mitsui Financial Group, Inc.	50,300	1,420
IG Group Holdings PLC	93,625	1,356
Fannie Mae (a)	99,902	1,204
Credicorp, Ltd.	3,689	982
Goldman Sachs Group, Inc.	1,233	982
Abu Dhabi Islamic Bank PJSC	164,126	973
Bank Hapoalim BM	46,715	950
Fidelity National Information Services, Inc.	11,892	784
XP, Inc., Class A	36,512	686
Macquarie Group, Ltd.	4,650	675
LPL Financial Holdings, Inc.	1,643	547
Sberbank of Russia PJSC (c)	3,196,952	— (d)
		312,973
Communication services 9.35%
Alphabet, Inc., Class A	122,519	29,784
Alphabet, Inc., Class C	96,260	23,444
Meta Platforms, Inc., Class A	45,657	33,530
SoftBank Group Corp.	169,417	21,406
Netflix, Inc. (a)	11,136	13,351
Publicis Groupe SA	105,293	10,097
NetEase, Inc.	212,900	6,478
NetEase, Inc. (ADR)	4,665	709
Singapore Telecommunications, Ltd.	2,231,863	7,146
AT&T, Inc.	237,248	6,700
Orange	314,585	5,101
Tencent Holdings, Ltd.	58,900	5,018
Bharti Airtel, Ltd.	230,486	4,876
Bharti Airtel, Ltd., interim shares	7,924	126
Universal Music Group NV	167,324	4,825
SoftBank Corp.	3,090,950	4,550
Deutsche Telekom AG	121,106	4,125
Nintendo Co., Ltd.	37,200	3,221
Spotify Technology SA (a)	4,149	2,896
Comcast Corp., Class A	91,891	2,887
Omnicom Group, Inc.	18,337	1,495
Walt Disney Co. (The)	10,921	1,250
		193,015
Consumer discretionary 8.86%
Amazon.com, Inc. (a)	146,093	32,078
Tesla, Inc. (a)	30,265	13,460
Trip.com Group, Ltd. (ADR)	81,904	6,159
Trip.com Group, Ltd.	77,436	5,931
Las Vegas Sands Corp.	216,981	11,671
Starbucks Corp.	132,044	11,171
Flutter Entertainment PLC (a)	41,831	10,625
Industria de Diseno Textil SA	184,552	10,177
American Funds Insurance Series — Page 59 of 319

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Royal Caribbean Cruises, Ltd.	30,401	$9,837
Compagnie Financiere Richemont SA, Class A	50,210	9,562
NEXT PLC	43,953	7,315
MercadoLibre, Inc. (a)	2,645	6,181
Chipotle Mexican Grill, Inc. (a)	157,370	6,167
Home Depot, Inc.	14,849	6,017
Booking Holdings, Inc.	891	4,811
LVMH Moet Hennessy-Louis Vuitton SE	7,475	4,568
Alibaba Group Holding, Ltd. (ADR)	20,723	3,704
Hermes International	1,159	2,834
Marriott International, Inc., Class A	8,912	2,321
D.R. Horton, Inc.	11,751	1,991
Restaurant Brands International, Inc. (CAD denominated)	28,394	1,822
Hyundai Motor Co.	11,107	1,702
InterContinental Hotels Group PLC	12,632	1,525
Suzuki Motor Corp.	98,300	1,436
Compagnie Generale des Etablissements Michelin	39,679	1,423
Ferrari NV (EUR denominated)	2,794	1,350
Midea Group Co., Ltd., Class A	123,300	1,259
Aristocrat Leisure, Ltd.	23,418	1,084
Zensho Holdings Co., Ltd.	14,800	968
Accor SA	18,023	853
Moncler SpA	14,144	828
Compass Group PLC	24,325	827
Dollarama, Inc.	4,772	629
Kering SA	1,243	412
adidas AG	1,130	238
		182,936
Health care 7.01%
Eli Lilly and Co.	37,352	28,500
Abbott Laboratories	120,568	16,149
Vertex Pharmaceuticals, Inc. (a)	34,368	13,460
UnitedHealth Group, Inc.	29,815	10,295
Gilead Sciences, Inc.	81,334	9,028
Novo Nordisk AS, Class B	161,932	8,778
Stryker Corp.	21,906	8,098
Medtronic PLC	74,738	7,118
Takeda Pharmaceutical Co., Ltd.	189,200	5,521
Sanofi	58,339	5,380
Amgen, Inc.	14,470	4,083
EssilorLuxottica SA	11,285	3,657
Thermo Fisher Scientific, Inc.	7,404	3,591
Daiichi Sankyo Co., Ltd.	147,800	3,313
Insulet Corp. (a)	10,680	3,297
Cigna Group (The)	6,326	1,823
GE HealthCare Technologies, Inc.	21,529	1,617
Molina Healthcare, Inc. (a)	7,751	1,483
BioMarin Pharmaceutical, Inc. (a)	24,993	1,354
CVS Health Corp.	17,836	1,345
AstraZeneca PLC	7,502	1,128
Haleon PLC	246,030	1,100
Lonza Group AG	1,598	1,058
Boston Scientific Corp. (a)	10,781	1,053
Rede D’Or Sao Luiz SA	122,458	968
American Funds Insurance Series — Page 60 of 319

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Chugai Pharmaceutical Co., Ltd.	17,100	$746
Fresenius SE & Co. KGaA	11,068	616
agilon health, Inc. (a)	125,582	129
		144,688
Materials 5.46%
Linde PLC	26,602	12,636
Vale SA, ordinary nominative shares	953,515	10,316
Vale SA (ADR), ordinary nominative shares	140,029	1,521
Freeport-McMoRan, Inc.	290,776	11,404
Heidelberg Materials AG, non-registered shares	39,027	8,777
First Quantum Minerals, Ltd. (a)	361,115	8,168
Rio Tinto PLC	111,900	7,355
Ivanhoe Mines, Ltd., Class A (a)	586,513	6,220
Air Products and Chemicals, Inc.	18,638	5,083
Corteva, Inc.	67,409	4,559
Glencore PLC	958,289	4,403
Nippon Steel Corp. (b)	864,500	3,563
Agnico Eagle Mines, Ltd.	20,524	3,457
Antofagasta PLC	85,714	3,171
Air Liquide SA	14,673	3,047
Southern Copper Corp.	22,393	2,718
Smurfit Westrock PLC	63,371	2,698
Anglogold Ashanti PLC	35,571	2,502
Grupo Mexico, SAB de CV, Series B	249,486	2,176
Dow, Inc.	84,736	1,943
Lundin Mining Corp.	95,894	1,430
CRH PLC	10,569	1,267
Franco-Nevada Corp.	5,675	1,265
Akzo Nobel NV	14,752	1,050
Shin-Etsu Chemical Co., Ltd.	28,900	948
Zijin Gold International Co., Ltd. (a)	26,500	411
BASF SE	7,162	356
Evonik Industries AG	10,116	175
		112,619
Consumer staples 5.01%
Philip Morris International, Inc.	266,160	43,171
British American Tobacco PLC	240,672	12,776
Imperial Brands PLC	299,900	12,737
Nestle SA	118,798	10,905
JBS NV (BDR) (a)	232,446	3,476
Ajinomoto Co., Inc.	120,100	3,448
Ocado Group PLC (a)	792,264	2,398
Danone SA	27,147	2,364
Sysco Corp.	23,248	1,914
Kweichow Moutai Co., Ltd., Class A	8,200	1,663
Bunge Global SA	17,875	1,452
Procter & Gamble Co.	7,660	1,177
US Foods Holding Corp. (a)	14,397	1,103
Arca Continental, SAB de CV	87,378	916
L’Oreal SA, non-registered shares	2,062	892
Loblaw Cos., Ltd.	21,096	816
Coca-Cola Co.	11,233	745
Keurig Dr Pepper, Inc.	19,565	499
American Funds Insurance Series — Page 61 of 319

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Altria Group, Inc.	6,282	$415
Walmart, Inc.	3,000	309
Suntory Beverage & Food, Ltd.	4,300	135
		103,311
Energy 3.82%
Cameco Corp. (CAD denominated)	127,926	10,737
Cameco Corp.	38,590	3,236
EOG Resources, Inc.	124,256	13,932
Shell PLC (GBP denominated)	351,910	12,525
Shell PLC (EUR denominated)	14,064	503
Canadian Natural Resources, Ltd. (CAD denominated)	330,664	10,573
TC Energy Corp. (CAD denominated)	151,647	8,245
Baker Hughes Co., Class A	95,363	4,646
BP PLC	633,071	3,625
Suncor Energy, Inc.	68,819	2,880
Tourmaline Oil Corp. (b)	54,853	2,366
ConocoPhillips	21,973	2,078
Neste OYJ	85,724	1,569
Expand Energy Corp.	12,380	1,315
ADNOC Drilling Co. PJSC	381,223	584
		78,814
Utilities 1.61%
E.ON SE	252,075	4,740
Iberdrola SA, non-registered shares	231,736	4,382
Southern Co. (The)	36,516	3,461
Pinnacle West Capital Corp.	36,700	3,291
NextEra Energy, Inc.	38,632	2,916
Engie SA	134,866	2,890
Dominion Energy, Inc.	39,815	2,435
Duke Energy Corp.	18,764	2,322
Constellation Energy Corp.	6,377	2,098
DTE Energy Co.	10,779	1,524
FirstEnergy Corp.	24,064	1,103
National Grid PLC	73,681	1,058
Public Service Enterprise Group, Inc.	11,944	997
		33,217
Real estate 0.72%
Prologis, Inc. REIT	43,334	4,963
China Resources Mixc Lifestyle Services, Ltd.	924,800	4,913
Simon Property Group, Inc. REIT	7,668	1,439
VICI Properties, Inc. REIT	39,802	1,298
UDR, Inc. REIT	32,096	1,196
Longfor Group Holdings, Ltd. (b)	668,238	1,020
		14,829
Total common stocks (cost: $1,144,346,000)		1,995,154
American Funds Insurance Series — Page 62 of 319

unaudited
Preferred securities 0.30% Financials 0.30%	Shares	Value (000)
Itau Unibanco Holding SA, preferred nominative shares	320,549	$2,353
Itau Unibanco Holding SA (ADR), preferred nominative shares	219,472	1,611
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)	69,796	1,158
Fannie Mae, Series T, 8.25% noncumulative preferred shares (a)	700	11
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	69,041	1,080
Total preferred securities (cost: $5,099,000)		6,213
Bonds, notes & other debt instruments 0.07% Corporate bonds, notes & loans 0.04% Financials 0.02%	Principal amount (000)
Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041) (e)	USD709	526
Health care 0.02%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	432	425
Total corporate bonds, notes & loans		951
Bonds & notes of governments & government agencies outside the U.S. 0.03% Brazil 0.03%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL3,300	593
Total bonds & notes of governments & government agencies outside the U.S.		593
Total bonds, notes & other debt instruments (cost: $1,589,000)		1,544
Short-term securities 3.08% Money market investments 2.90%	Shares
Capital Group Central Cash Fund 4.17% (f)(g)	598,758	59,876
Money market investments purchased with collateral from securities on loan 0.18%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.05% (f)(h)	3,780,220	3,780
Total short-term securities (cost: $63,652,000)		63,656
Total investment securities 100.12% (cost: $1,214,686,000)		2,066,567
Other assets less liabilities (0.12)%		(2,569)
Net assets 100.00%		$2,063,998
Investments in affiliates (g)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.90%
Money market investments 2.90%
Capital Group Central Cash Fund 4.17% (f)	$46,673	$267,938	$254,729	$(3)	$(3)	$59,876	$2,307

American Funds Insurance Series — Page 63 of 319

unaudited
(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Step bond; coupon rate may change at a later date.
(f)	Rate represents the seven-day yield at 9/30/2025.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
UST = U.S. Treasury
American Funds Insurance Series — Page 64 of 319

Growth-Income Fund
Investment portfolio
September 30, 2025
unaudited

Common stocks 97.71% Information technology 30.56%	Shares	Value (000)
Microsoft Corp.	6,355,199	$3,291,675
NVIDIA Corp.	16,585,113	3,094,450
Broadcom, Inc.	6,636,411	2,189,418
Apple, Inc.	6,072,252	1,546,178
Applied Materials, Inc.	2,466,195	504,929
Seagate Technology Holdings PLC	1,823,912	430,553
Amphenol Corp., Class A	3,401,335	420,915
Oracle Corp.	1,469,136	413,180
Cognizant Technology Solutions Corp., Class A	3,381,043	226,767
Arista Networks, Inc. (a)	1,539,967	224,389
Accenture PLC, Class A	888,876	219,197
Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	175,638
Texas Instruments, Inc.	778,552	143,043
Entegris, Inc.	1,496,212	138,340
Salesforce, Inc.	535,038	126,804
AppLovin Corp., Class A (a)	102,313	73,516
Adobe, Inc. (a)	163,526	57,684
Palo Alto Networks, Inc. (a)	220,554	44,909
Marvell Technology, Inc.	388,780	32,685
ASML Holding NV	28,845	28,044
Corning, Inc.	307,600	25,232
QUALCOMM, Inc.	141,313	23,509
Micron Technology, Inc.	78,021	13,054
		13,444,109
Industrials 15.09%
RTX Corp.	7,207,131	1,205,969
Automatic Data Processing, Inc.	1,993,331	585,043
Boeing Co. (The) (a)	2,274,948	491,002
Airbus SE, non-registered shares	1,921,964	445,429
General Dynamics Corp.	1,230,528	419,610
General Aerospace Co.	1,324,873	398,548
GFL Environmental, Inc., subordinate voting shares	8,290,229	392,791
Carrier Global Corp.	6,005,807	358,547
Woodward, Inc.	1,316,386	332,664
XPO, Inc. (a)	2,041,994	263,969
United Rentals, Inc.	241,349	230,406
Ingersoll-Rand, Inc.	2,494,401	206,087
Paychex, Inc.	1,519,430	192,603
Union Pacific Corp.	805,833	190,475
Caterpillar, Inc.	397,864	189,841
Honeywell International, Inc.	828,971	174,498
L3Harris Technologies, Inc.	459,926	140,466
CSX Corp.	3,114,334	110,590
TransDigm Group, Inc.	65,897	86,854
APi Group Corp. (a)	2,399,367	82,466
American Funds Insurance Series — Page 65 of 319

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Uber Technologies, Inc. (a)	808,903	$79,248
Waste Management, Inc.	284,081	62,734
		6,639,840
Financials 12.02%
JPMorgan Chase & Co.	2,688,581	848,059
Mastercard, Inc., Class A	1,071,008	609,200
BlackRock, Inc.	504,695	588,409
Wells Fargo & Co.	5,041,337	422,565
Fidelity National Information Services, Inc.	6,251,502	412,224
Marsh & McLennan Cos., Inc.	1,409,348	284,026
Capital One Financial Corp.	1,018,858	216,589
Progressive Corp.	766,051	189,176
Chubb, Ltd.	539,532	152,283
Morgan Stanley	957,257	152,166
Visa, Inc., Class A	445,602	152,120
B3 SA - Brasil, Bolsa, Balcao	56,528,755	142,324
Goldman Sachs Group, Inc.	174,257	138,770
Berkshire Hathaway, Inc., Class B (a)	269,334	135,405
Arthur J. Gallagher & Co.	374,193	115,902
Pinnacle Financial Partners, Inc.	1,131,294	106,104
PNC Financial Services Group, Inc.	520,903	104,665
American Express Co.	309,479	102,796
S&P Global, Inc.	165,000	80,307
State Street Corp.	681,940	79,112
CME Group, Inc., Class A	292,470	79,022
PayPal Holdings, Inc. (a)	1,086,902	72,888
Apollo Asset Management, Inc.	373,721	49,806
American International Group, Inc.	589,811	46,324
Sony Financial Group, Inc.	5,225,500	5,795
		5,286,037
Consumer discretionary 10.76%
Amazon.com, Inc. (a)	8,435,106	1,852,096
Starbucks Corp.	6,201,240	524,625
Royal Caribbean Cruises, Ltd.	1,172,076	379,260
Wyndham Hotels & Resorts, Inc. (b)	4,703,154	375,782
Home Depot, Inc.	851,415	344,985
Tesla, Inc. (a)	738,592	328,467
Las Vegas Sands Corp.	5,713,687	307,339
Sony Group Corp.	5,225,500	150,491
Viking Holdings, Ltd. (a)	2,360,527	146,730
Chipotle Mexican Grill, Inc. (a)	2,131,290	83,525
TJX Cos., Inc. (The)	495,864	71,672
Carvana Co., Class A (a)	122,390	46,171
DoorDash, Inc., Class A (a)	155,002	42,159
YUM! Brands, Inc.	272,921	41,484
Hilton Worldwide Holdings, Inc.	151,393	39,278
		4,734,064
Health care 8.78%
Eli Lilly and Co.	1,621,275	1,237,033
Vertex Pharmaceuticals, Inc. (a)	1,332,879	522,009
AbbVie, Inc.	1,684,603	390,053
UnitedHealth Group, Inc.	1,096,629	378,666
American Funds Insurance Series — Page 66 of 319

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Abbott Laboratories	2,330,871	$312,197
Cigna Group (The)	476,392	137,320
Thermo Fisher Scientific, Inc.	277,075	134,387
Cencora, Inc.	401,982	125,631
Sanofi	940,395	86,725
Gilead Sciences, Inc.	715,085	79,375
Johnson & Johnson	426,488	79,079
Intuitive Surgical, Inc. (a)	129,867	58,080
Stryker Corp.	138,782	51,304
Insulet Corp. (a)	162,641	50,212
Danaher Corp.	250,263	49,617
GE HealthCare Technologies, Inc.	582,499	43,746
Amgen, Inc.	151,000	42,612
CVS Health Corp.	535,085	40,340
Alnylam Pharmaceuticals, Inc. (a)	49,075	22,378
Medtronic PLC	210,000	20,000
		3,860,764
Communication services 8.01%
Meta Platforms, Inc., Class A	2,280,670	1,674,878
Alphabet, Inc., Class A	3,942,665	958,462
Alphabet, Inc., Class C	1,489,089	362,668
Netflix, Inc. (a)	222,930	267,275
SoftBank Group Corp.	1,166,295	147,359
Universal Music Group NV	3,239,458	93,409
Comcast Corp., Class A	624,053	19,608
		3,523,659
Energy 3.23%
Baker Hughes Co., Class A	8,415,638	410,010
Canadian Natural Resources, Ltd. (CAD denominated)	9,452,456	302,245
Exxon Mobil Corp.	2,651,600	298,968
Expand Energy Corp.	1,009,573	107,257
TC Energy Corp.	1,629,755	88,675
Chevron Corp.	444,985	69,101
EOG Resources, Inc.	575,078	64,478
Halliburton Co.	1,672,003	41,131
ConocoPhillips	434,738	41,122
		1,422,987
Consumer staples 3.02%
British American Tobacco PLC	11,381,282	604,155
Procter & Gamble Co.	1,335,935	205,266
Philip Morris International, Inc.	1,042,193	169,044
Imperial Brands PLC	3,175,378	134,864
Coca-Cola Co.	1,998,069	132,512
Mondelez International, Inc., Class A	851,894	53,218
Keurig Dr Pepper, Inc.	1,164,623	29,710
		1,328,769
Materials 2.46%
Air Products and Chemicals, Inc.	1,408,433	384,108
International Paper Co.	5,806,574	269,425
Linde PLC	565,683	268,699
Eastman Chemical Co.	1,334,619	84,148
American Funds Insurance Series — Page 67 of 319

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Freeport-McMoRan, Inc.	983,347	$38,567
LyondellBasell Industries NV	769,974	37,760
		1,082,707
Utilities 2.07%
Dominion Energy, Inc.	5,379,096	329,039
PG&E Corp.	12,562,973	189,450
Entergy Corp.	1,337,004	124,595
CenterPoint Energy, Inc.	3,037,684	117,862
NextEra Energy, Inc.	1,051,314	79,364
Sempra	800,000	71,984
		912,294
Real estate 1.71%
VICI Properties, Inc. REIT	10,163,137	331,420
Equinix, Inc. REIT	235,188	184,209
Prologis, Inc. REIT	866,060	99,181
American Tower Corp. REIT	428,106	82,333
Welltower, Inc. REIT	306,310	54,566
		751,709
Total common stocks (cost: $22,430,629,000)		42,986,939
Bonds, notes & other debt instruments 0.00% Corporate bonds, notes & loans 0.00% Consumer discretionary 0.00%	Principal amount (000)
General Motors Financial Co., Inc. 5.25% 3/1/2026	USD827	828
Total bonds, notes & other debt instruments (cost: $816,000)		828
Short-term securities 2.37% Money market investments 2.37%	Shares
Capital Group Central Cash Fund 4.17% (b)(c)	10,422,314	1,042,231
Total short-term securities (cost: $1,042,145,000)		1,042,231
Total investment securities 100.08% (cost: $23,473,590,000)		44,029,998
Other assets less liabilities (0.08)%		(34,908)
Net assets 100.00%		$43,995,090
American Funds Insurance Series — Page 68 of 319

unaudited
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Common stocks 0.85%
Consumer discretionary 0.85%
Wyndham Hotels & Resorts, Inc.	$509,003	$—	$32,068	$6,460	$(107,613)	$375,782	$5,785
Short-term securities 2.37%
Money market investments 2.37%
Capital Group Central Cash Fund 4.17% (c)	1,471,964	5,556,939	5,986,426	(148)	(98)	1,042,231	46,622
Total 3.22%				$6,312	$(107,711)	$1,418,013	$52,407

(a)	Security did not produce income during the last 12 months.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(c)	Rate represents the seven-day yield at 9/30/2025.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
American Funds Insurance Series — Page 69 of 319

International Growth and Income Fund
Investment portfolio
September 30, 2025
unaudited

Common stocks 97.58% Financials 24.13%	Shares	Value (000)
UniCredit SpA	84,639	$6,406
Societe Generale	84,120	5,566
AXA SA	95,165	4,541
Banco Bilbao Vizcaya Argentaria SA	208,749	4,005
Skandinaviska Enskilda Banken AB, Class A	192,564	3,761
CaixaBank SA, non-registered shares	342,667	3,599
HSBC Holdings PLC (GBP denominated)	186,528	2,622
HSBC Holdings PLC (HKD denominated)	57,200	804
Zurich Insurance Group AG	4,361	3,104
AIA Group, Ltd.	305,200	2,928
KB Financial Group, Inc.	33,991	2,798
Banco Santander SA	248,229	2,586
Deutsche Bank AG	73,064	2,569
Prudential PLC	178,266	2,496
Resona Holdings, Inc.	215,500	2,201
Bank Hapoalim BM	99,946	2,031
DBS Group Holdings, Ltd.	51,124	2,027
Aviva PLC	213,700	1,971
Euronext NV	13,153	1,967
PICC Property and Casualty Co., Ltd., Class H	860,000	1,941
NatWest Group PLC	273,562	1,919
HDFC Bank, Ltd.	178,694	1,914
Bank Leumi le-Israel BM	85,830	1,692
Allianz SE	3,670	1,540
London Stock Exchange Group PLC	13,130	1,504
Munchener Ruckversicherungs-Gesellschaft AG	2,357	1,504
Hana Financial Group, Inc.	24,157	1,501
Ping An Insurance (Group) Co. of China, Ltd., Class H	198,500	1,353
Tokio Marine Holdings, Inc.	31,300	1,327
Japan Post Bank Co., Ltd.	107,247	1,316
Kotak Mahindra Bank, Ltd.	56,842	1,276
3i Group PLC	22,022	1,211
Aon PLC, Class A	2,978	1,062
Pluxee NV	53,432	948
Hiscox, Ltd.	48,317	890
Abu Dhabi Islamic Bank PJSC	145,770	864
CVC Capital Partners PLC	48,398	842
Mizuho Financial Group, Inc.	24,500	826
Tryg A/S	31,592	801
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	908,000	795
T&D Holdings, Inc.	32,200	789
XP, Inc., Class A	40,429	760
Etoro Group, Ltd., Class A (a)	18,291	755
Canadian Imperial Bank of Commerce	9,410	752
Adyen NV (a)	463	742
Macquarie Group, Ltd.	5,050	733
American Funds Insurance Series — Page 70 of 319

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Credicorp, Ltd.	2,742	$730
ICICI Bank, Ltd. (ADR)	21,784	659
Partners Group Holding AG	501	650
Axis Bank, Ltd.	50,991	650
Plus500, Ltd.	13,602	589
Grupo Financiero Banorte, SAB de CV, Series O	56,281	567
Brookfield Corp., Class A (CAD denominated)	8,081	554
Samsung Life Insurance Co., Ltd.	4,375	488
ING Groep NV	18,802	487
Saudi National Bank (The)	45,722	478
Mediobanca SpA (b)	22,974	465
Intesa Sanpaolo SpA	66,761	440
Sampo Oyj, Class A	36,843	423
Standard Chartered PLC	20,539	396
Hong Kong Exchanges and Clearing, Ltd.	6,800	386
Grupo Financiero Inbursa, SAB de CV	139,929	385
Abu Dhabi Commercial Bank PJSC	95,676	380
MS&AD Insurance Group Holdings, Inc. (b)	16,000	363
Edenred SA	15,210	361
Banca Generali SpA	5,978	333
Bank Central Asia Tbk PT	640,400	293
Hang Seng Bank, Ltd.	11,800	180
Medibank Private, Ltd.	34,548	110
Sberbank of Russia PJSC (c)	476,388	— (d)
		99,906
Industrials 16.14%
BAE Systems PLC	315,587	8,739
Airbus SE, non-registered shares	30,393	7,044
Ryanair Holdings PLC (ADR)	78,393	4,721
ABB, Ltd.	42,432	3,055
Siemens AG	10,816	2,911
Safran SA	7,230	2,547
Rheinmetall AG, non-registered shares	1,072	2,498
ITOCHU Corp.	36,900	2,102
Deutsche Post AG	44,386	1,977
Hitachi, Ltd.	73,300	1,948
Kanzhun, Ltd., Class A (ADR)	67,125	1,568
Kanzhun, Ltd., Class A	16,700	195
Epiroc AB, Class B	42,138	794
Epiroc AB, Class A	33,699	710
RELX PLC	31,122	1,489
Motiva Infraestrutura de Mobilidade SA	527,399	1,475
DSV A/S	7,362	1,464
Diploma PLC	18,477	1,318
Copa Holdings SA, Class A	10,519	1,250
Canadian National Railway Co. (CAD denominated)	13,123	1,238
Singapore Technologies Engineering, Ltd.	166,300	1,110
Volvo AB, Class B	38,529	1,103
ASSA ABLOY AB, Class B	31,106	1,079
Deutsche Lufthansa AG	125,543	1,062
Compagnie de Saint-Gobain SA, non-registered shares	9,579	1,031
Alliance Global Group, Inc.	7,546,600	985
Rolls-Royce Holdings PLC	58,863	942
SMC Corp.	2,800	860
American Funds Insurance Series — Page 71 of 319

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
SPIE SA	15,811	$850
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	34,778	822
Full Truck Alliance Co., Ltd., Class A (ADR)	58,034	753
SGH, Ltd.	22,721	751
Komatsu, Ltd.	20,200	705
Bombardier, Inc., Class B (a)	4,974	697
Brambles, Ltd.	35,049	575
Caterpillar, Inc.	1,195	570
IHI Corp.	28,000	523
Kingspan Group PLC	6,123	509
Daikin Industries, Ltd.	4,000	462
Mitsui & Co., Ltd.	15,800	393
Wolters Kluwer NV	2,809	383
International Consolidated Airlines Group SA (CDI)	66,727	347
Jiangsu Hengli Hydraulic Co., Ltd., Class A	24,300	327
Ashtead Group PLC	4,720	315
Salik Company P.J.S.C.	187,402	307
International Container Terminal Services, Inc.	32,510	263
Wizz Air Holdings PLC (a)	3,748	58
		66,825
Information technology 11.92%
Taiwan Semiconductor Manufacturing Co., Ltd.	404,000	17,298
ASML Holding NV	7,762	7,547
Samsung Electronics Co., Ltd.	75,594	4,520
MediaTek, Inc.	75,000	3,236
Broadcom, Inc.	8,136	2,684
SAP SE	8,844	2,366
NEC Corp.	56,700	1,817
ASMPT, Ltd.	137,500	1,450
SK hynix, Inc.	4,609	1,142
Sage Group PLC (The)	66,028	977
Capgemini SE	6,628	961
ASM International NV	1,296	777
Fujitsu, Ltd.	32,200	759
Tokyo Electron, Ltd.	3,900	695
Halma PLC	14,099	654
Bechtle AG, non-registered shares (b)	12,592	580
Jentech Precision Industrial Co., Ltd.	5,000	415
E Ink Holdings, Inc.	45,000	355
Keyence Corp.	800	299
Lumine Group, Inc., subordinate voting shares (a)	10,019	295
eMemory Technology, Inc.	3,000	198
Newgen Software Technologies, Ltd.	13,433	135
SCSK Corp.	4,000	120
Tata Consultancy Services, Ltd.	1,962	64
		49,344
Consumer discretionary 9.25%
Industria de Diseno Textil SA	89,590	4,941
Trip.com Group, Ltd. (ADR)	37,354	2,809
Trip.com Group, Ltd.	10,450	800
Prosus NV, Class N	48,977	3,447
Renault SA	67,213	2,746
MGM China Holdings, Ltd.	1,189,600	2,542
American Funds Insurance Series — Page 72 of 319

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
LVMH Moet Hennessy-Louis Vuitton SE	2,946	$1,800
Amadeus IT Group SA, Class A, non-registered shares	17,330	1,373
Aristocrat Leisure, Ltd.	28,485	1,319
Nitori Holdings Co., Ltd.	60,500	1,167
ANTA Sports Products, Ltd.	93,200	1,120
Evolution AB	13,052	1,072
Entain PLC	85,149	1,001
Midea Group Co., Ltd., Class A	95,500	975
B&M European Value Retail SA	267,982	943
H World Group, Ltd. (ADR)	21,412	837
Hyundai Motor Co.	5,056	775
Compagnie Financiere Richemont SA, Class A	4,066	774
Suzuki Motor Corp.	52,400	766
InterContinental Hotels Group PLC	6,182	746
Dixon Technologies (India), Ltd.	3,123	574
Games Workshop Group PLC	2,664	521
Galaxy Entertainment Group, Ltd.	93,361	515
Meituan, Class B (a)	38,300	514
Berkeley Group Holdings PLC	9,816	506
Restaurant Brands International, Inc. (CAD denominated)	7,700	494
Accor SA	9,722	460
D’Ieteren Group	2,461	460
Paltac Corp.	14,300	448
Alibaba Group Holding, Ltd. (ADR)	2,372	424
Amber Enterprises India, Ltd. (a)	4,639	423
Maruti Suzuki India, Ltd.	1,989	359
BYD Co., Ltd., Class A	19,200	295
Moncler SpA	3,525	206
Jumbo SA	3,722	128
		38,280
Consumer staples 8.38%
British American Tobacco PLC	129,151	6,856
Nestle SA	51,545	4,731
Philip Morris International, Inc.	27,823	4,513
Imperial Brands PLC	81,311	3,454
Pernod Ricard SA	25,207	2,472
Carlsberg A/S, Class B	14,012	1,628
Carrefour SA, non-registered shares	92,769	1,405
L’Oreal SA, non-registered shares	3,146	1,361
Arca Continental, SAB de CV	129,348	1,356
KT&G Corp.	14,091	1,342
Danone SA	13,637	1,187
Anheuser-Busch InBev SA/NV	15,818	944
Yamazaki Baking Co., Ltd.	40,500	902
Kweichow Moutai Co., Ltd., Class A	3,290	667
Ocado Group PLC (a)	175,541	531
Unilever PLC	8,946	529
Tsingtao Brewery Co., Ltd., Class H	69,738	475
United Spirits, Ltd.	24,418	364
		34,717
American Funds Insurance Series — Page 73 of 319

unaudited
Common stocks (continued) Materials 7.01%	Shares	Value (000)
Barrick Mining Corp.	146,352	$4,796
Glencore PLC	471,884	2,168
Linde PLC	4,441	2,109
BASF SE	42,088	2,095
Agnico Eagle Mines, Ltd.	11,616	1,956
Valterra Platinum, Ltd. (ZAR denominated)	22,483	1,608
Valterra Platinum, Ltd. (GBP denominated)	1,235	88
Heidelberg Materials AG, non-registered shares	7,418	1,668
Vale SA (ADR), ordinary nominative shares	82,671	898
Vale SA, ordinary nominative shares	32,911	356
Shin-Etsu Chemical Co., Ltd.	33,500	1,099
Anhui Conch Cement Co., Ltd., Class H	362,000	1,093
Norsk Hydro ASA	145,582	986
Mitsubishi Chemical Group Corp. (b)	156,200	899
Southern Copper Corp.	7,399	898
Grupo Mexico, SAB de CV, Series B	102,134	891
Nutrien, Ltd. (CAD denominated)	13,615	800
Rio Tinto PLC	11,494	756
Air Liquide SA	3,398	706
Impala Platinum Holdings, Ltd.	51,330	655
Franco-Nevada Corp. (CAD denominated)	2,647	589
Saudi Basic Industries Corp., non-registered shares	29,425	483
Anglo American PLC	10,633	398
Smurfit Westrock PLC	7,365	314
Fortescue, Ltd.	23,624	292
Givaudan SA	47	191
Freeport-McMoRan, Inc.	3,152	124
Zijin Gold International Co., Ltd. (a)	5,700	88
Sika AG	131	29
Alrosa PJSC (c)	53,607	— (d)
		29,033
Communication services 6.83%
Koninklijke KPN NV	831,743	3,991
Singapore Telecommunications, Ltd.	980,300	3,138
Tencent Holdings, Ltd.	32,500	2,769
Orange	166,506	2,700
Publicis Groupe SA	24,388	2,339
Nintendo Co., Ltd.	17,500	1,515
Bharti Airtel, Ltd.	63,993	1,354
BT Group PLC	487,447	1,253
Nippon Television Holdings, Inc.	43,500	1,161
NetEase, Inc.	34,200	1,041
Swisscom AG (a)	1,375	997
MTN Group, Ltd.	105,156	883
Deutsche Telekom AG	23,391	797
America Movil, SAB de CV, Class B (ADR)	37,226	782
HYBE Co., Ltd.	3,666	695
Universal Music Group NV	20,503	591
Spotify Technology SA (a)	753	525
KT Corp. (ADR)	22,340	436
Advanced Info Service PCL, foreign registered shares	46,300	415
Indus Towers, Ltd. (a)	100,320	387
American Funds Insurance Series — Page 74 of 319

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Bezeq - The Israel Telecommunication Corp., Ltd.	190,801	$366
Vend Marketplaces ASA, Class A	4,613	164
		28,299
Health care 6.11%
Sanofi	67,934	6,265
AstraZeneca PLC	38,740	5,826
EssilorLuxottica SA	11,193	3,627
Novo Nordisk AS, Class B	31,538	1,709
Grifols SA, Class B (ADR)	117,730	1,173
bioMerieux SA	8,189	1,094
Chugai Pharmaceutical Co., Ltd.	24,700	1,077
Bayer AG	29,665	983
Roche Holding AG, nonvoting non-registered shares	2,659	868
Haleon PLC	180,035	805
Genus PLC	15,707	501
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)	40,200	459
Max Healthcare Institute, Ltd.	29,393	369
Fresenius SE & Co. KGaA	6,345	353
HOYA Corp.	1,300	180
Euroapi SA (a)	1,412	5
		25,294
Energy 4.56%
TotalEnergies SE	98,125	5,959
Cameco Corp. (CAD denominated)	32,255	2,707
Canadian Natural Resources, Ltd. (CAD denominated)	59,390	1,899
Shell PLC (GBP denominated)	50,161	1,785
Cenovus Energy, Inc. (CAD denominated)	82,975	1,409
Cenovus Energy, Inc.	12,772	217
Repsol SA, non-registered shares	46,645	825
Gaztransport & Technigaz SA	4,044	748
BP PLC	125,928	721
TC Energy Corp. (CAD denominated)	13,044	709
Schlumberger NV	18,003	619
ADNOC Drilling Co. PJSC	316,861	486
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	36,538	463
Tourmaline Oil Corp.	6,381	275
South Bow Corp.	2,470	70
Sovcomflot PAO (a)(c)	356,717	— (d)
		18,892
Utilities 2.06%
Iberdrola SA, non-registered shares	109,410	2,069
RWE AG	44,611	1,981
Engie SA	79,617	1,706
SSE PLC	65,463	1,533
Brookfield Infrastructure Partners, LP	18,962	625
CPFL Energia SA	52,802	391
Veolia Environnement SA	7,156	243
		8,548
American Funds Insurance Series — Page 75 of 319

unaudited
Common stocks (continued) Real estate 1.19%	Shares	Value (000)
Mitsubishi Estate Co., Ltd.	42,800	$985
Prologis Property Mexico, SA de CV, REIT	191,224	783
CK Asset Holdings, Ltd.	128,000	620
Henderson Land Development Co., Ltd.	171,000	603
Link REIT	96,868	498
Sun Hung Kai Properties, Ltd.	36,000	431
CapitaLand Integrated Commercial Trust REIT	223,000	396
Longfor Group Holdings, Ltd.	248,742	380
Goodman Logistics (HK), Ltd. REIT	10,467	227
		4,923
Total common stocks (cost: $281,909,000)		404,061
Preferred securities 0.05% Materials 0.05%
Gerdau SA, preferred nominative shares	58,932	184
Total preferred securities (cost: $222,000)		184
Short-term securities 2.21% Money market investments 2.00%
Capital Group Central Cash Fund 4.17% (e)(f)	82,696	8,270
Money market investments purchased with collateral from securities on loan 0.21%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.05% (e)(g)	893,558	893
Total short-term securities (cost: $9,161,000)		9,163
Total investment securities 99.84% (cost: $291,292,000)		413,408
Other assets less liabilities 0.16%		673
Net assets 100.00%		$414,081
Investments in affiliates (f)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.00%
Money market investments 2.00%
Capital Group Central Cash Fund 4.17% (e)	$11,674	$63,949	$67,353	$2	$(2)	$8,270	$388

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 9/30/2025.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)	Security purchased with cash collateral from securities on loan.

American Funds Insurance Series — Page 76 of 319

unaudited
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
American Funds Insurance Series — Page 77 of 319

Capital Income Builder®
Investment portfolio
September 30, 2025
unaudited

Common stocks 77.28% Financials 15.56%	Shares	Value (000)
JPMorgan Chase & Co.	82,869	$26,139
Morgan Stanley	107,689	17,118
Zurich Insurance Group AG	18,946	13,485
ING Groep NV	482,689	12,510
NatWest Group PLC	1,678,162	11,772
Munchener Ruckversicherungs-Gesellschaft AG	16,706	10,658
DBS Group Holdings, Ltd.	258,116	10,235
Wells Fargo & Co.	121,184	10,158
BlackRock, Inc.	8,316	9,695
PNC Financial Services Group, Inc.	33,834	6,798
Banco Santander SA	635,404	6,620
Tokio Marine Holdings, Inc.	150,900	6,397
Truist Financial Corp.	133,958	6,125
KB Financial Group, Inc.	67,948	5,594
AIA Group, Ltd.	470,400	4,512
Sampo Oyj, Class A	377,283	4,331
American International Group, Inc.	53,918	4,235
TPG, Inc., Class A	73,692	4,234
National Bank of Canada (a)	33,804	3,591
Euronext NV	23,197	3,470
East West Bancorp, Inc.	32,501	3,460
BNP Paribas SA	37,107	3,369
Hana Financial Group, Inc.	53,940	3,352
PICC Property and Casualty Co., Ltd., Class H	1,448,000	3,267
UniCredit SpA	42,782	3,238
Banco Bilbao Vizcaya Argentaria SA	168,047	3,224
Power Corp. of Canada, subordinate voting shares (a)	73,554	3,183
Toronto-Dominion Bank (The) (CAD denominated)	38,971	3,116
Intact Financial Corp.	15,853	3,084
Progressive Corp.	11,650	2,877
360 ONE WAM, Ltd.	229,731	2,650
Apollo Asset Management, Inc.	18,236	2,430
Mizuho Financial Group, Inc.	64,500	2,176
EFG International AG	105,100	2,136
Skandinaviska Enskilda Banken AB, Class A	108,223	2,114
Marsh & McLennan Cos., Inc.	10,404	2,097
Webster Financial Corp.	35,043	2,083
Swiss Re AG	10,507	1,941
Banco BPM SpA	128,347	1,918
Kaspi.kz JSC (ADR)	21,756	1,777
Deutsche Bank AG	49,208	1,730
Hong Kong Exchanges and Clearing, Ltd.	29,000	1,647
CME Group, Inc., Class A	5,612	1,516
State Street Corp.	11,577	1,343
3i Group PLC	24,137	1,327
BPER Banca SpA	113,466	1,257
American Funds Insurance Series — Page 78 of 319

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Japan Post Bank Co., Ltd.	98,700	$1,211
SouthState Bank Corp.	12,116	1,198
Standard Chartered PLC	56,936	1,099
Canadian Imperial Bank of Commerce (a)	13,110	1,048
Patria Investments, Ltd., Class A	70,098	1,023
Citizens Financial Group, Inc.	18,680	993
Equitable Holdings, Inc.	16,750	851
Western Union Co.	98,671	788
Vontobel Holding AG	10,189	767
Bank Central Asia Tbk PT	1,673,400	766
Resona Holdings, Inc.	62,400	637
Houlihan Lokey, Inc., Class A	2,796	574
Medibank Private, Ltd.	134,820	430
Sberbank of Russia PJSC (b)	204,176	— (c)
		251,374
Information technology 10.95%
Broadcom, Inc.	219,685	72,475
Taiwan Semiconductor Manufacturing Co., Ltd.	859,800	36,815
Microsoft Corp.	48,247	24,990
Accenture PLC, Class A	39,466	9,732
Seagate Technology Holdings PLC	31,742	7,493
Tokyo Electron, Ltd.	34,000	6,060
KLA Corp.	3,919	4,227
Texas Instruments, Inc.	18,016	3,310
SAP SE	10,089	2,700
TE Connectivity PLC	11,631	2,553
MediaTek, Inc.	52,000	2,244
TDK Corp.	140,100	2,035
Analog Devices, Inc.	5,814	1,429
HCL Technologies, Ltd.	28,199	440
Capgemini SE	2,849	413
		176,916
Industrials 8.78%
RTX Corp.	197,194	32,997
Volvo AB, Class B	335,747	9,611
Siemens AG	32,044	8,623
BAE Systems PLC	278,718	7,718
Deutsche Post AG	146,944	6,545
Marubeni Corp.	216,500	5,414
RELX PLC	106,172	5,079
Mitsubishi Corp.	211,481	5,049
Singapore Technologies Engineering, Ltd.	739,800	4,938
Union Pacific Corp.	18,631	4,404
Automatic Data Processing, Inc.	12,453	3,655
Northrop Grumman Corp.	5,941	3,620
Honeywell International, Inc.	17,158	3,612
Paychex, Inc.	27,414	3,475
Airbus SE, non-registered shares	12,981	3,008
Schneider Electric SE	9,813	2,737
Broadridge Financial Solutions, Inc.	10,975	2,614
ITOCHU Corp.	42,700	2,433
FedEx Corp.	9,926	2,341
Carrier Global Corp.	39,018	2,329
American Funds Insurance Series — Page 79 of 319

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Localiza Rent a Car SA, ordinary nominative shares	281,769	$2,089
Wolters Kluwer NV	14,975	2,042
Bureau Veritas SA	60,554	1,894
Canadian National Railway Co. (CAD denominated)	17,596	1,659
Watsco, Inc.	4,092	1,654
Trinity Industries, Inc.	55,976	1,570
ABB, Ltd.	20,214	1,456
Robert Half, Inc.	41,739	1,418
Epiroc AB, Class A	60,943	1,284
Epiroc AB, Class B	4,933	93
SGS SA	11,850	1,228
PACCAR, Inc.	12,078	1,188
UL Solutions, Inc., Class A	16,361	1,159
Transurban Group	121,112	1,106
Brambles, Ltd.	40,761	669
Sulzer AG	3,498	592
Computershare, Ltd.	22,570	542
		141,845
Health care 8.38%
AbbVie, Inc.	110,360	25,553
Abbott Laboratories	129,076	17,288
Amgen, Inc.	51,233	14,458
AstraZeneca PLC	95,589	14,375
Gilead Sciences, Inc.	117,244	13,014
Sanofi	110,233	10,166
Medtronic PLC	75,441	7,185
UnitedHealth Group, Inc.	19,155	6,614
Novo Nordisk AS, Class B	101,251	5,489
CVS Health Corp.	47,555	3,585
Takeda Pharmaceutical Co., Ltd.	108,825	3,175
Bristol-Myers Squibb Co.	64,352	2,902
Johnson & Johnson	12,400	2,299
EssilorLuxottica SA	7,060	2,288
Merck & Co., Inc.	20,750	1,742
EBOS Group, Ltd.	82,604	1,409
Sandoz Group AG	19,286	1,143
GSK PLC	43,796	927
Roche Holding AG, nonvoting non-registered shares	2,615	854
Royalty Pharma PLC, Class A	24,168	853
		135,319
Consumer staples 8.38%
Philip Morris International, Inc.	230,540	37,394
British American Tobacco PLC	536,584	28,483
British American Tobacco PLC (ADR)	40,932	2,173
Mondelez International, Inc., Class A	239,967	14,991
Imperial Brands PLC	191,281	8,124
Nestle SA	53,091	4,873
Sysco Corp.	58,483	4,816
Altria Group, Inc.	60,876	4,021
Danone SA	46,148	4,018
Coca-Cola Co.	50,926	3,377
Kimberly-Clark Corp.	20,103	2,500
ITC, Ltd.	518,829	2,346
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Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Procter & Gamble Co.	15,063	$2,314
General Mills, Inc.	42,990	2,168
Carlsberg A/S, Class B	18,209	2,116
WH Group, Ltd.	1,742,500	1,888
Marks and Spencer Group PLC	341,848	1,676
Suntory Beverage & Food, Ltd.	51,300	1,604
Unilever PLC	25,686	1,520
PepsiCo, Inc.	8,237	1,157
Dollar General Corp.	8,654	894
Pernod Ricard SA	8,708	854
Anheuser-Busch InBev SA/NV	12,119	723
Molson Coors Beverage Co., Class B, restricted voting shares	15,116	684
Constellation Brands, Inc., Class A	4,150	559
		135,273
Utilities 5.35%
Dominion Energy, Inc.	171,727	10,505
Iberdrola SA, non-registered shares	383,952	7,260
Engie SA	321,271	6,886
National Grid PLC	421,383	6,050
E.ON SE	301,064	5,661
DTE Energy Co.	38,440	5,437
Pinnacle West Capital Corp.	57,905	5,192
SSE PLC	214,230	5,018
CenterPoint Energy, Inc.	126,268	4,899
Sempra	49,106	4,419
Duke Energy Corp.	33,717	4,172
Entergy Corp.	40,262	3,752
Southern Co. (The)	31,440	2,980
Atmos Energy Corp.	16,009	2,733
Enel SpA	236,066	2,235
Power Grid Corp. of India, Ltd.	636,657	2,009
RWE AG	43,042	1,911
AES Corp.	137,639	1,811
NextEra Energy, Inc.	18,420	1,390
SembCorp Industries, Ltd.	268,900	1,255
Power Assets Holdings, Ltd.	127,000	804
		86,379
Consumer discretionary 5.11%
Industria de Diseno Textil SA	178,996	9,871
McDonald’s Corp.	27,977	8,502
Starbucks Corp.	93,930	7,946
Home Depot, Inc.	19,255	7,802
YUM! Brands, Inc.	38,279	5,818
Midea Group Co., Ltd., Class A	499,066	5,094
Evolution AB	61,992	5,093
LVMH Moet Hennessy-Louis Vuitton SE	8,330	5,090
Compagnie Generale des Etablissements Michelin	112,108	4,020
Royal Caribbean Cruises, Ltd.	11,645	3,768
Amadeus IT Group SA, Class A, non-registered shares	44,436	3,522
Compagnie Financiere Richemont SA, Class A	11,374	2,166
Tractor Supply Co.	37,191	2,115
Vail Resorts, Inc.	12,620	1,888
Darden Restaurants, Inc.	9,659	1,839
American Funds Insurance Series — Page 81 of 319

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Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Aristocrat Leisure, Ltd.	37,650	$1,743
Restaurant Brands International, Inc.	27,181	1,743
NEXT PLC	10,050	1,673
Galaxy Entertainment Group, Ltd.	299,000	1,648
OPAP SA	26,284	613
Jumbo SA	15,226	522
		82,476
Energy 4.60%
Exxon Mobil Corp.	136,709	15,414
Canadian Natural Resources, Ltd. (CAD denominated)	379,355	12,130
TC Energy Corp. (CAD denominated)	183,128	9,957
Shell PLC (GBP denominated)	239,223	8,515
Shell PLC (ADR)	9,821	702
TotalEnergies SE	91,719	5,570
ConocoPhillips	49,459	4,678
EOG Resources, Inc.	40,371	4,526
South Bow Corp. (a)	152,884	4,326
EQT Corp.	63,799	3,473
Chevron Corp.	18,330	2,847
DT Midstream, Inc.	10,709	1,211
Cenovus Energy, Inc.	59,139	1,005
		74,354
Communication services 3.60%
Singapore Telecommunications, Ltd.	3,538,600	11,329
T-Mobile US, Inc.	36,768	8,802
Publicis Groupe SA	66,665	6,393
AT&T, Inc.	211,522	5,973
Deutsche Telekom AG	139,643	4,756
NetEase, Inc.	141,000	4,291
Comcast Corp., Class A	121,707	3,824
Verizon Communications, Inc.	67,478	2,966
Koninklijke KPN NV	614,558	2,949
Nintendo Co., Ltd.	23,700	2,052
HKT Trust and HKT, Ltd., units	984,240	1,457
America Movil, SAB de CV, Class B (ADR)	63,111	1,325
Omnicom Group, Inc.	13,112	1,069
Telkom Indonesia (Persero) Tbk PT, Class B	2,512,000	461
Swisscom AG (d)	566	411
		58,058
Materials 3.57%
Air Products and Chemicals, Inc.	30,261	8,253
Smurfit Westrock PLC	150,213	6,395
International Paper Co.	132,265	6,137
Nitto Denko Corp.	238,438	5,670
Rio Tinto PLC	77,542	5,097
Shin-Etsu Chemical Co., Ltd.	149,062	4,892
Anglo American PLC	103,133	3,863
Linde PLC	7,768	3,690
Barrick Mining Corp.	106,448	3,488
Vale SA, ordinary nominative shares	211,978	2,293
Vale SA (ADR), ordinary nominative shares	91,722	996
Antofagasta PLC	75,818	2,805
American Funds Insurance Series — Page 82 of 319

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Common stocks (continued) Materials (continued)	Shares	Value (000)
BASF SE	42,399	$2,110
Eastman Chemical Co.	11,125	701
Air Liquide SA	2,512	522
Givaudan SA	110	447
Evonik Industries AG	13,766	239
Dow, Inc.	5,120	117
		57,715
Real estate 3.00%
VICI Properties, Inc. REIT	370,627	12,086
Welltower, Inc. REIT	52,257	9,309
Prologis, Inc. REIT	38,421	4,400
Rexford Industrial Realty, Inc. REIT	84,140	3,459
Extra Space Storage, Inc. REIT	22,379	3,154
American Tower Corp. REIT	14,431	2,775
Mindspace Business Parks REIT	399,976	2,049
CTP NV	86,037	1,915
UDR, Inc. REIT	48,752	1,817
CK Asset Holdings, Ltd.	328,500	1,592
Link REIT	302,148	1,553
Equinix, Inc. REIT	1,774	1,390
Sun Communities, Inc. REIT	5,902	761
Embassy Office Parks REIT	140,661	668
Longfor Group Holdings, Ltd.	357,634	546
SBA Communications Corp. REIT, Class A	2,750	532
Lineage, Inc. REIT	9,785	378
Kimco Realty Corp. REIT	5,095	111
		48,495
Total common stocks (cost: $839,890,000)		1,248,204
Convertible stocks 0.34% Information technology 0.16%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	44,749	2,642
Utilities 0.14%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	31,400	1,477
PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	18,300	720
		2,197
Financials 0.04%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	13,000	681
Total convertible stocks (cost: $5,250,000)		5,520
Bonds, notes & other debt instruments 14.43% U.S. Treasury bonds & notes 5.50% U.S. Treasury 5.50%	Principal amount (000)
U.S. Treasury 4.00% 2/15/2026	USD2,369	2,370
U.S. Treasury 0.75% 3/31/2026	1	1
U.S. Treasury 0.75% 5/31/2026	3,850	3,773
U.S. Treasury 1.875% 6/30/2026	3,855	3,802
American Funds Insurance Series — Page 83 of 319

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.125% 10/31/2026	USD995	$968
U.S. Treasury 2.00% 11/15/2026 (e)	2,800	2,747
U.S. Treasury 4.625% 11/15/2026	1,200	1,212
U.S. Treasury 4.00% 1/15/2027 (e)	6,541	6,566
U.S. Treasury 0.50% 4/30/2027	2,375	2,261
U.S. Treasury 2.625% 5/31/2027	80	79
U.S. Treasury 3.50% 9/30/2027	12,624	12,598
U.S. Treasury 4.00% 2/29/2028	745	752
U.S. Treasury 1.25% 3/31/2028	1,350	1,274
U.S. Treasury 3.625% 3/31/2028	4	4
U.S. Treasury 3.375% 9/15/2028	12,246	12,162
U.S. Treasury 4.00% 7/31/2029	25	25
U.S. Treasury 6.25% 5/15/2030	345	382
U.S. Treasury 3.625% 9/30/2030	12,035	11,974
U.S. Treasury 3.75% 8/31/2031	297	296
U.S. Treasury 3.875% 9/30/2032	7,284	7,261
U.S. Treasury 4.125% 11/15/2032	9	9
U.S. Treasury 4.375% 5/15/2034	18	18
U.S. Treasury 4.25% 8/15/2035	5,536	5,581
U.S. Treasury 4.50% 8/15/2039	1,045	1,053
U.S. Treasury 4.75% 2/15/2041	1,730	1,776
U.S. Treasury 2.00% 11/15/2041 (e)	300	211
U.S. Treasury 4.875% 8/15/2045	1,312	1,341
U.S. Treasury 2.375% 5/15/2051 (e)	196	126
U.S. Treasury 4.00% 11/15/2052	152	134
U.S. Treasury 4.75% 5/15/2055 (e)	5,288	5,304
U.S. Treasury 4.75% 8/15/2055	2,719	2,728
Total U.S. Treasury bonds & notes		88,788
Mortgage-backed obligations 5.39% Federal agency mortgage-backed obligations 4.51%
Fannie Mae Pool #695412 5.00% 6/1/2033 (f)	— (c)	— (c)
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (f)	761	723
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (f)	1	1
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (f)	259	244
Fannie Mae Pool #931768 5.00% 8/1/2039 (f)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (f)	4	5
Fannie Mae Pool #932606 5.00% 2/1/2040 (f)	2	2
Fannie Mae Pool #AE0311 3.50% 8/1/2040 (f)	6	6
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (f)	7	7
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (f)	5	5
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (f)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (f)	3	3
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (f)	1	1
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (f)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (f)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (f)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (f)	2	2
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (f)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (f)	26	25
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (f)	15	15
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (f)	20	20
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (f)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (f)	3	3
American Funds Insurance Series — Page 84 of 319

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (f)	USD29	$27
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (f)	158	147
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (f)	1,801	1,679
Fannie Mae Pool #CA5540 3.00% 4/1/2050 (f)	2,531	2,266
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (f)	287	259
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (f)	113	100
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (f)	75	66
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (f)	41	37
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (f)	12	10
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (f)	122	108
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (f)	80	71
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (f)	42	34
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (f)	122	109
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (f)	180	145
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (f)	51	41
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (f)	21	17
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (f)	154	137
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (f)	19	17
Fannie Mae Pool #BT1267 3.00% 6/1/2051 (f)	152	134
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (f)	14	13
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (f)	107	96
Fannie Mae Pool #CB2527 2.00% 12/1/2051 (f)	170	138
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (f)	18	17
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (f)	4	3
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (f)	71	65
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (f)	152	129
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (f)	786	704
Fannie Mae Pool #BU8803 3.00% 2/1/2052 (f)	100	88
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (f)	451	401
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (f)	263	242
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (f)	217	183
Fannie Mae Pool #FS8677 2.50% 4/1/2052 (f)	132	111
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (f)	4	4
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (f)	103	97
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (f)	8	8
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (f)	145	122
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (f)	619	545
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (f)	52	52
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (f)	147	119
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (f)	106	107
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (f)	95	96
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (f)	143	146
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (f)	90	91
Fannie Mae Pool #CB6012 4.00% 4/1/2053 (f)	772	728
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (f)	227	226
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (f)	58	58
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (f)	245	248
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (f)	1,325	1,362
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (f)	303	306
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (f)	363	372
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (f)	225	231
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (f)	165	171
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (f)	262	247
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (f)	97	94
American Funds Insurance Series — Page 85 of 319

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (f)	USD120	$120
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (f)	791	799
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (f)	392	402
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (f)	893	843
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (f)	43	44
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (f)	647	662
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (f)	64	67
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (f)	23	24
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (f)	26	27
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (f)	832	841
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (f)	114	117
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (f)	60	61
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (f)	916	932
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (f)	111	113
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (f)	69	70
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (f)	381	393
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (f)	122	125
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (f)	26	27
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (f)	18	19
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (f)	152	153
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (f)	812	831
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (f)	179	184
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (f)	162	167
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (f)	106	108
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (f)	94	97
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (f)	77	79
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (f)	18	19
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (f)	2,704	2,783
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (f)	344	352
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (f)	9	10
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (f)	9	9
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (f)	9	9
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (f)	9	9
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (f)	7	7
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (f)	17	18
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (f)	234	236
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (f)	33	34
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (f)	3	3
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (f)	2	2
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (f)	230	233
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (f)	565	551
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (f)	196	195
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (f)	66	62
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (f)	42	43
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (f)	455	442
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (f)	600	614
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (f)	312	303
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (f)	26	26
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (f)	330	320
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (f)	76	78
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (f)	2	2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (f)	2	2
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (f)	20	19
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (f)	198	202
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (f)	USD14	$14
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (f)	918	939
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (f)	2	2
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (f)	2	2
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (f)	321	334
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (f)	215	220
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (f)	523	510
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (f)	362	317
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (f)	388	365
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (f)	110	103
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (f)	61	53
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (f)	105	92
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (f)	1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048 (f)	176	170
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (f)	15	14
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (f)	11	10
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (f)	6	6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (f)	21	21
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (f)	10	10
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (f)	39	39
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (f)	19	19
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (f)	13	12
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (f)	919	911
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (f)	11	10
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (f)	131	116
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (f)	68	55
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (f)	62	55
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (f)	123	109
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (f)	47	40
Freddie Mac Pool #QD3812 3.00% 1/1/2052 (f)	102	90
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (f)	239	194
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (f)	108	96
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (f)	780	687
Freddie Mac Pool #SD8214 3.50% 5/1/2052 (f)	222	203
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (f)	446	393
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (f)	285	270
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (f)	729	711
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (f)	143	126
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (f)	43	35
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (f)	109	96
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (f)	163	161
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (f)	566	564
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (f)	272	276
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (f)	26	24
Freddie Mac Pool #SD5845 3.50% 11/1/2052 (f)	2,381	2,179
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (f)	101	102
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (f)	22	19
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (f)	424	413
Freddie Mac Pool #SD8286 4.00% 1/1/2053 (f)	737	697
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (f)	90	90
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (f)	502	508
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (f)	380	385
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (f)	31	30
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (f)	949	961
American Funds Insurance Series — Page 87 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (f)	USD76	$78
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (f)	14	15
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (f)	12	13
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (f)	12	13
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (f)	12	12
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (f)	8	8
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (f)	6	6
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (f)	4	4
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (f)	3	3
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (f)	31	31
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (f)	18	19
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (f)	17	17
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (f)	209	211
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (f)	602	600
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (f)	44	45
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (f)	9	9
Freddie Mac Pool #SD8392 4.00% 12/1/2053 (f)	52	49
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (f)	7	8
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (f)	16	16
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (f)	1,143	1,170
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (f)	854	862
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (f)	18	18
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (f)	8	9
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (f)	436	449
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (f)	9	10
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (f)	264	269
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (f)	51	52
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (f)	17	17
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (f)	111	112
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (f)	23	23
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (f)	1	1
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (f)	74	75
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (f)	63	63
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (f)	344	352
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (f)	283	294
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (f)	248	254
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (f)	73	75
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (f)	18	18
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (f)	16	16
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (f)	102	105
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (f)	169	173
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (f)	17	17
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (f)	9	9
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (f)	5	5
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (f)	2	2
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (f)	99	102
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (f)	37	38
Freddie Mac Pool #QJ3725 6.00% 9/1/2054 (f)	24	25
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (f)	19	19
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (f)	18	19
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (f)	18	18
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (f)	9	9
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (f)	117	119
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (f)	81	79
American Funds Insurance Series — Page 88 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (f)	USD53	$52
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (f)	62	62
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (f)	17	18
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (f)	337	341
Freddie Mac Pool #SD8495 6.00% 12/1/2054 (f)	52	53
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (f)	24	25
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (f)	37	36
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (f)	167	172
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (f)	96	98
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (f)	8	8
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (f)	110	113
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (f)	136	140
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (f)	12	12
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (f)	461	471
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (f)	337	345
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (f)	20	19
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (f)	130	131
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (f)	30	31
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (f)	15	15
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (f)	1	1
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (f)	498	494
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (f)	301	308
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (f)	4	4
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (f)	39	39
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (f)(g)	160	161
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (f)	87	82
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (f)	183	172
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (f)(g)	175	164
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (f)(g)	80	72
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (f)	66	61
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (f)(g)	13	13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (f)	823	739
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (f)	278	270
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (f)	442	427
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (f)	12	12
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (f)	8	7
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (f)	668	655
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (f)	962	920
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (f)	156	154
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (f)	2,715	2,574
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (f)	57	54
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (f)	203	193
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (f)	369	369
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (f)	992	990
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (f)	25	23
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (f)	496	500
Government National Mortgage Assn. Pool #MB0259 5.50% 3/20/2055 (f)	110	111
Government National Mortgage Assn. Pool #694836 5.683% 9/20/2059 (f)	— (c)	— (c)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (f)	— (c)	— (c)
Uniform Mortgage-Backed Security 2.00% 10/1/2055 (f)(h)	160	129
Uniform Mortgage-Backed Security 2.50% 10/1/2055 (f)(h)	1,085	914
Uniform Mortgage-Backed Security 3.50% 10/1/2055 (f)(h)	209	191
Uniform Mortgage-Backed Security 4.00% 10/1/2055 (f)(h)	561	529
Uniform Mortgage-Backed Security 4.50% 10/1/2055 (f)(h)	201	195
American Funds Insurance Series — Page 89 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 5.50% 10/1/2055 (f)(h)	USD292	$294
Uniform Mortgage-Backed Security 6.00% 10/1/2055 (f)(h)	61	62
Uniform Mortgage-Backed Security 6.50% 10/1/2055 (f)(h)	742	767
Uniform Mortgage-Backed Security 7.00% 10/1/2055 (f)(h)	4,941	5,169
Uniform Mortgage-Backed Security 2.00% 11/1/2055 (f)(h)	322	260
Uniform Mortgage-Backed Security 2.50% 11/1/2055 (f)(h)	415	350
Uniform Mortgage-Backed Security 3.00% 11/1/2055 (f)(h)	300	264
Uniform Mortgage-Backed Security 5.50% 11/1/2055 (f)(h)	132	133
Uniform Mortgage-Backed Security 6.50% 11/1/2055 (f)(h)	3,806	3,936
		72,790
Commercial mortgage-backed securities 0.45%
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.409% 11/10/2029 (f)(g)(i)	296	302
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (f)	41	43
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (f)(g)	122	128
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.265% 6/15/2027 (f)(g)(i)	332	334
BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 4.965% 9/15/2036 (f)(g)(i)	628	626
BX Commercial Mortgage Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 4.935% 6/15/2038 (f)(g)(i)	152	153
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.691% 5/15/2034 (f)(g)(i)	106	106
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 5.911% 10/15/2036 (f)(g)(i)	100	100
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.641% 4/15/2037 (f)(g)(i)	84	84
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.665% 6/15/2038 (f)(g)(i)	88	88
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.765% 11/15/2038 (f)(g)(i)	78	78
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.842% 8/15/2039 (f)(g)(i)	169	170
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (f)(g)(i)	590	600
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.041% 7/15/2041 (f)(g)(i)	100	100
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.792% 8/15/2041 (f)(g)(i)	120	120
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (f)(g)(i)	237	244
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (f)(g)(i)	574	595
ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039 (f)(g)(i)	213	215
ELM Trust 2024, Series 2024-ELM, Class B15, 5.995% 6/10/2039 (f)(g)(i)	191	192
ELM Trust 2024, Series 2024-ELM, Class C15, 6.189% 6/10/2039 (f)(g)(i)	133	134
ELM Trust 2024, Series 2024-ELM, Class C10, 6.189% 6/10/2039 (f)(g)(i)	120	121
ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039 (f)(g)(i)	100	101
ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039 (f)(g)(i)	100	101
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (f)	73	75
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (f)(g)(i)	592	594
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (f)(g)(i)	329	341
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (f)(g)(i)	100	101
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774% 5/10/2039 (f)(g)(i)	243	247
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (f)(g)(i)	541	560
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.106% 7/25/2054 (f)(g)(i)	110	112
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.791% 2/15/2042 (f)(g)(i)	597	596
		7,361
Collateralized mortgage-backed obligations (privately originated) 0.43%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (f)(g)(i)	78	71
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (f)(i)(j)	500	486
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (f)(g)(i)	58	55
American Funds Insurance Series — Page 90 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (f)(g)(i)	USD158	$157
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (f)(g)(i)	385	379
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (f)(g)(i)	135	129
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (f)(g)(i)	6	6
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.756% 12/25/2042 (f)(g)(i)	26	27
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.256% 6/25/2043 (f)(g)(i)	214	215
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.056% 7/25/2043 (f)(g)(i)	70	70
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.456% 5/25/2044 (f)(g)(i)	58	58
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.956% 9/25/2044 (f)(g)(i)	87	87
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.506% 9/25/2042 (f)(g)(i)	9	9
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.056% 9/25/2042 (f)(g)(i)	64	67
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.556% 5/25/2044 (f)(g)(i)	188	189
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.806% 10/25/2044 (f)(g)(i)	90	90
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (f)(i)(j)	88	89
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (f)(i)	54	54
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (f)(i)(j)	718	726
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (f)(i)	55	55
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (f)(i)(j)	93	93
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (f)(i)(j)	456	457
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (f)(i)(j)	112	113
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.632% 3/25/2053 (f)(g)(i)	144	141
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (f)(i)(j)	159	161
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (f)(i)(j)	352	357
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (f)(i)(j)	906	916
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (f)(i)	554	524
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (f)(i)	95	94
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.90% 10/17/2041 (f)(g)(i)	140	140
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (f)(g)(i)	15	15
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (f)(g)(i)	13	13
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (f)(g)(i)	7	7
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (f)(i)	316	289
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (b)(i)	100	100
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (f)(i)	195	191
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (f)(i)	167	167
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (f)(i)(j)	72	73
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (f)(g)(i)	93	94
		6,964
Total mortgage-backed obligations		87,115
American Funds Insurance Series — Page 91 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans 2.64% Financials 0.50%	Principal amount (000)	Value (000)
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(g)(i)(k)	USD233	$231
American Express Co. 4.90% 2/13/2026	28	28
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (j)	50	52
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (j)	28	29
American International Group, Inc. 4.85% 5/7/2030	685	701
American International Group, Inc. 5.125% 3/27/2033	17	18
Aon Corp. 5.35% 2/28/2033	21	22
Arthur J. Gallagher & Co. 4.85% 12/15/2029	125	128
Arthur J. Gallagher & Co. 5.00% 2/15/2032	50	51
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (j)	26	25
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (j)	238	246
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (j)	118	122
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (j)	75	78
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (i)(j)	400	415
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (i)(j)	200	213
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (j)	45	49
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (j)	95	101
Chubb INA Holdings, LLC 5.00% 3/15/2034	35	36
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (j)	50	51
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (j)	36	36
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (j)	35	32
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (j)	44	46
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (j)	55	56
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (j)	120	125
Corebridge Financial, Inc. 3.85% 4/5/2029	180	177
Corebridge Financial, Inc. 3.90% 4/5/2032	32	31
Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (i)(j)	200	200
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (j)	300	321
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (j)	150	152
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (j)	5	5
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (j)	45	46
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (j)	60	63
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (j)	40	41
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (j)	65	66
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (j)	50	52
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (j)	198	203
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (j)	52	54
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (j)	20	18
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (j)	328	339
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (j)	412	434
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	25	25
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25	25
Mastercard, Inc. 4.875% 3/9/2028	31	32
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (j)	25	26
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (j)	10	10
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (j)	140	146
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (j)	488	493
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (j)	35	36
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (j)	57	59
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (j)	129	136
Navient Corp. 5.00% 3/15/2027	150	149
New York Life Global Funding 3.00% 1/10/2028 (i)	150	147
American Funds Insurance Series — Page 92 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
OneMain Finance Corp. 6.625% 5/15/2029	USD340	$350
Osaic Holdings, Inc. 6.75% 8/1/2032 (i)	25	26
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (j)	50	52
Ryan Specialty, LLC 5.875% 8/1/2032 (i)	100	101
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (j)	11	11
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (j)	50	51
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (j)	10	11
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (j)	40	42
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (j)	70	73
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (j)	85	88
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (i)(j)	200	209
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (i)(j)	374	370
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (j)	98	100
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (j)	55	57
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (j)	104	116
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (j)	80	84
		8,124
Health care 0.33%
AbbVie, Inc. 5.05% 3/15/2034	175	180
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	240	239
AbbVie, Inc. 5.50% 3/15/2064	25	25
Amgen, Inc. 5.15% 3/2/2028	55	56
Amgen, Inc. 4.05% 8/18/2029	100	100
Amgen, Inc. 5.25% 3/2/2030	124	129
Amgen, Inc. 4.20% 3/1/2033	133	129
Amgen, Inc. 5.25% 3/2/2033	71	74
Amgen, Inc. 5.60% 3/2/2043	105	106
Amgen, Inc. 4.20% 2/22/2052	19	15
Amgen, Inc. 4.875% 3/1/2053	25	22
Amgen, Inc. 5.65% 3/2/2053	37	37
Amgen, Inc. 5.75% 3/2/2063	85	85
AstraZeneca Finance, LLC 5.00% 2/26/2034	50	52
Baxter International, Inc. 3.132% 12/1/2051	25	16
Bristol-Myers Squibb Co. 4.90% 2/22/2029	95	98
Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	271
Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	306
Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	324
Bristol-Myers Squibb Co. 5.65% 2/22/2064	100	99
Centene Corp. 4.625% 12/15/2029	530	514
Centene Corp. 2.625% 8/1/2031	40	34
CVS Health Corp. 5.125% 2/21/2030	50	51
CVS Health Corp. 5.25% 2/21/2033	23	24
CVS Health Corp. 5.70% 6/1/2034	97	101
CVS Health Corp. 6.00% 6/1/2044	50	51
CVS Health Corp. 6.05% 6/1/2054	50	51
CVS Health Corp. 6.20% 9/15/2055	50	52
Elevance Health, Inc. 4.95% 11/1/2031	30	31
Elevance Health, Inc. 5.20% 2/15/2035	13	13
Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
HCA, Inc. 2.375% 7/15/2031	18	16
Humana, Inc. 3.70% 3/23/2029	12	12
American Funds Insurance Series — Page 93 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Humana, Inc. 5.375% 4/15/2031	USD35	$36
Medline Borrower, LP 6.25% 4/1/2029 (i)	380	390
Merck & Co., Inc. 1.70% 6/10/2027	118	114
Merck & Co., Inc. 3.40% 3/7/2029	110	108
Merck & Co., Inc. 4.50% 5/17/2033	35	35
Merck & Co., Inc. 4.90% 5/17/2044	35	33
Molina Healthcare, Inc. 3.875% 5/15/2032 (i)	40	36
Owens & Minor, Inc. 6.625% 4/1/2030 (i)	90	74
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	23
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	7	7
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	362	364
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	656
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	89	67
		5,339
Energy 0.31%
APA Corp. 4.25% 1/15/2030	385	373
Baytex Energy Corp. 7.375% 3/15/2032 (i)	600	588
Cenovus Energy, Inc. 5.40% 6/15/2047	44	41
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (i)	9	10
ConocoPhillips Co. 5.50% 1/15/2055	50	49
Crescent Energy Finance, LLC 7.375% 1/15/2033 (i)	270	263
Energy Transfer, LP 6.10% 12/1/2028	41	43
Energy Transfer, LP 5.25% 7/1/2029	23	24
Energy Transfer, LP 6.40% 12/1/2030	34	37
Enterprise Products Operating, LLC 4.95% 2/15/2035	6	6
EOG Resources, Inc. 5.95% 7/15/2055	110	115
Equinor ASA 2.375% 5/22/2030	365	338
Exxon Mobil Corp. 3.452% 4/15/2051	210	154
Hess Midstream Operations, LP 5.875% 3/1/2028 (i)	35	36
Hilcorp Energy I, LP 6.875% 5/15/2034 (i)	400	386
NFE Financing, LLC 12.00% 11/15/2029 (i)	148	44
Occidental Petroleum Corp. 5.55% 10/1/2034	124	126
Petroleos Mexicanos 5.35% 2/12/2028	985	981
Petroleos Mexicanos 6.50% 1/23/2029	20	20
Petroleos Mexicanos 8.75% 6/2/2029	176	190
Petroleos Mexicanos 6.84% 1/23/2030	300	305
Sunoco, LP 5.625% 3/15/2031 (i)	20	20
Sunoco, LP 5.875% 3/15/2034 (i)	20	20
TotalEnergies Capital SA 4.724% 9/10/2034	17	17
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (i)	595	562
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (i)	195	205
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (i)	75	85
		5,038
Communication services 0.29%
America Movil, SAB de CV, 8.46% 12/18/2036	MXN1,300	67
AT&T, Inc. 3.50% 6/1/2041	USD75	60
CCO Holdings, LLC 4.75% 2/1/2032 (i)	25	23
CCO Holdings, LLC 4.25% 1/15/2034 (i)	655	567
Charter Communications Operating, LLC 6.10% 6/1/2029	41	43
Charter Communications Operating, LLC 5.85% 12/1/2035	17	17
American Funds Insurance Series — Page 94 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Charter Communications Operating, LLC 6.70% 12/1/2055	USD10	$10
EchoStar Corp. 10.75% 11/30/2029	64	70
EchoStar Corp. 6.75% PIK 11/30/2030 (l)	313	323
Lindblad Expeditions, LLC 7.00% 9/15/2030 (i)	195	199
Meta Platforms, Inc. 4.30% 8/15/2029	40	41
Meta Platforms, Inc. 4.75% 8/15/2034	53	54
Meta Platforms, Inc. 5.40% 8/15/2054	29	29
Meta Platforms, Inc. 5.55% 8/15/2064	40	40
Netflix, Inc. 4.90% 8/15/2034	16	17
Netflix, Inc. 5.40% 8/15/2054	6	6
SBA Tower Trust 1.631% 11/15/2026 (i)	253	246
Sirius XM Radio, LLC 4.00% 7/15/2028 (i)	780	754
TEGNA, Inc. 5.00% 9/15/2029	360	358
T-Mobile USA, Inc. 3.875% 4/15/2030	625	613
T-Mobile USA, Inc. 2.55% 2/15/2031	203	184
T-Mobile USA, Inc. 6.00% 6/15/2054	69	71
Univision Communications, Inc. 7.375% 6/30/2030 (i)	340	342
Verizon Communications, Inc. 1.75% 1/20/2031	142	124
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	522	417
		4,675
Utilities 0.23%
AEP Transmission Co., LLC 2.75% 8/15/2051	50	32
DTE Energy Co. 3.00% 3/1/2032	42	39
Duke Energy Florida, LLC 5.95% 11/15/2052	25	26
Edison International 4.125% 3/15/2028	132	130
Edison International 5.45% 6/15/2029	100	101
Edison International 5.25% 3/15/2032	389	386
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (i)(j)	200	232
FirstEnergy Corp. 2.65% 3/1/2030	393	365
FirstEnergy Corp. 2.25% 9/1/2030	107	96
Florida Power & Light Co. 5.10% 4/1/2033	35	36
NiSource, Inc. 5.40% 6/30/2033	25	26
Pacific Gas and Electric Co. 2.95% 3/1/2026	97	96
Pacific Gas and Electric Co. 3.75% 7/1/2028	105	103
Pacific Gas and Electric Co. 4.65% 8/1/2028	284	285
Pacific Gas and Electric Co. 2.50% 2/1/2031	375	334
Pacific Gas and Electric Co. 6.40% 6/15/2033	50	54
Pacific Gas and Electric Co. 5.70% 3/1/2035	377	386
Pacific Gas and Electric Co. 4.95% 7/1/2050	162	139
Pacific Gas and Electric Co. 3.50% 8/1/2050	256	175
Pacific Gas and Electric Co. 5.90% 10/1/2054	25	24
PacifiCorp 5.50% 5/15/2054	95	90
PacifiCorp 5.80% 1/15/2055	25	25
Southern California Edison Co. 5.20% 6/1/2034	40	40
Southern California Edison Co. 3.60% 2/1/2045	206	151
Southern California Edison Co. 5.90% 3/1/2055	30	29
Union Electric Co. 3.90% 4/1/2052	25	20
WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
Xcel Energy, Inc. 4.75% 3/21/2028	264	267
		3,712
American Funds Insurance Series — Page 95 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary 0.21%	Principal amount (000)	Value (000)
Advance Auto Parts, Inc. 3.90% 4/15/2030	USD8	$7
Advance Auto Parts, Inc. 3.50% 3/15/2032	7	6
Bath & Body Works, Inc. 6.875% 11/1/2035	150	156
BMW US Capital, LLC 4.15% 4/9/2030 (i)	290	288
BMW US Capital, LLC 3.70% 4/1/2032 (i)	25	24
Carnival Corp. 6.125% 2/15/2033 (i)	175	180
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026 (i)	150	150
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027 (i)	150	153
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031 (i)	150	133
Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	301
Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	603
Ford Motor Credit Co., LLC 5.918% 3/20/2028	622	633
Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	209
General Motors Financial Co., Inc. 5.45% 9/6/2034	11	11
General Motors Financial Co., Inc. 6.15% 7/15/2035	16	17
Hyundai Capital America 5.275% 6/24/2027 (i)	55	56
McDonald’s Corp. 5.15% 9/9/2052	10	9
Newell Brands, Inc. 6.375% 5/15/2030	65	65
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (i)	150	150
Toyota Motor Credit Corp. 5.40% 11/10/2025	228	228
		3,379
Industrials 0.18%
BAE Systems PLC 5.30% 3/26/2034 (i)	200	207
Boeing Co. (The) 2.75% 2/1/2026	91	91
Boeing Co. (The) 6.259% 5/1/2027	376	387
Boeing Co. (The) 6.298% 5/1/2029	12	13
Boeing Co. (The) 3.625% 2/1/2031	178	171
Boeing Co. (The) 6.388% 5/1/2031	92	100
Boeing Co. (The) 6.528% 5/1/2034	921	1,019
Boeing Co. (The) 5.805% 5/1/2050	136	136
Canadian Pacific Railway Co. 3.00% 12/2/2041	25	19
Canadian Pacific Railway Co. 3.10% 12/2/2051	80	54
CSX Corp. 4.75% 11/15/2048	50	45
CSX Corp. 4.50% 11/15/2052	35	30
Herc Holdings, Inc. 7.25% 6/15/2033 (i)	90	94
L3Harris Technologies, Inc. 5.40% 7/31/2033	15	16
L3Harris Technologies, Inc. 5.60% 7/31/2053	13	13
Moog, Inc. 4.25% 12/9/2027 (i)	55	54
Norfolk Southern Corp. 5.35% 8/1/2054	51	50
Northrop Grumman Corp. 4.95% 3/15/2053	21	19
QXO Building Products, Inc. 6.75% 4/30/2032 (i)	190	197
Republic Services, Inc. 5.00% 4/1/2034	13	13
RTX Corp. 6.00% 3/15/2031	35	38
RTX Corp. 6.10% 3/15/2034	27	30
RTX Corp. 6.40% 3/15/2054	22	25
Union Pacific Corp. 2.80% 2/14/2032	17	16
Union Pacific Corp. 3.50% 2/14/2053	20	14
Waste Management, Inc. 4.625% 2/15/2030	60	61
Waste Management, Inc. 4.95% 3/15/2035	16	16
Waste Management, Inc. 5.35% 10/15/2054	25	25
		2,953
American Funds Insurance Series — Page 96 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 0.18%	Principal amount (000)	Value (000)
Broadcom, Inc. 5.05% 7/12/2027	USD40	$41
Broadcom, Inc. 4.00% 4/15/2029 (i)	3	3
Broadcom, Inc. 5.05% 7/12/2029	45	46
Broadcom, Inc. 5.15% 11/15/2031	104	108
Broadcom, Inc. 4.15% 4/15/2032 (i)	11	11
Broadcom, Inc. 4.80% 10/15/2034	12	12
Broadcom, Inc. 3.137% 11/15/2035 (i)	2	2
Cisco Systems, Inc. 4.95% 2/26/2031	11	11
Cisco Systems, Inc. 5.05% 2/26/2034	4	4
Cisco Systems, Inc. 5.10% 2/24/2035	14	14
Cisco Systems, Inc. 5.30% 2/26/2054	8	8
Cisco Systems, Inc. 5.35% 2/26/2064	11	11
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (i)	250	264
Fair Isaac Corp. 6.00% 5/15/2033 (i)	100	102
Hughes Satellite Systems Corp. 5.25% 8/1/2026	52	51
Hughes Satellite Systems Corp. 6.625% 8/1/2026	58	55
Intel Corp. 3.05% 8/12/2051	10	6
Intel Corp. 5.60% 2/21/2054	42	40
Intel Corp. 3.10% 2/15/2060	110	65
Oracle Corp. 4.80% 9/26/2032	55	55
Oracle Corp. 5.50% 8/3/2035	18	19
Oracle Corp. 5.20% 9/26/2035	405	407
Oracle Corp. 5.875% 9/26/2045	40	40
Oracle Corp. 6.00% 8/3/2055	110	111
Oracle Corp. 5.95% 9/26/2055	95	95
Oracle Corp. 6.10% 9/26/2065	40	40
Synopsys, Inc. 4.65% 4/1/2028	40	40
Synopsys, Inc. 4.85% 4/1/2030	40	41
Synopsys, Inc. 5.00% 4/1/2032	40	41
Synopsys, Inc. 5.15% 4/1/2035	780	794
Synopsys, Inc. 5.70% 4/1/2055	380	384
		2,921
Consumer staples 0.16%
Altria Group, Inc. 4.875% 2/4/2028	13	13
Altria Group, Inc. 5.25% 8/6/2035	48	49
BAT Capital Corp. 4.70% 4/2/2027	105	106
BAT Capital Corp. 6.343% 8/2/2030	9	10
BAT Capital Corp. 5.35% 8/15/2032	413	427
BAT Capital Corp. 6.421% 8/2/2033	38	42
BAT Capital Corp. 7.079% 8/2/2043	31	35
BAT Capital Corp. 4.54% 8/15/2047	55	46
BAT Capital Corp. 4.758% 9/6/2049	121	103
BAT Capital Corp. 7.081% 8/2/2053	69	79
BAT International Finance PLC 4.448% 3/16/2028	150	151
H.J. Heinz Co. 4.875% 10/1/2049	235	206
Mars, Inc. 4.80% 3/1/2030 (i)	25	25
Mars, Inc. 5.20% 3/1/2035 (i)	165	169
Mars, Inc. 5.65% 5/1/2045 (i)	71	72
Mars, Inc. 5.70% 5/1/2055 (i)	145	147
Mars, Inc. 5.80% 5/1/2065 (i)	24	24
Mondelez International, Inc. 4.75% 8/28/2034	127	127
Philip Morris International, Inc. 5.125% 11/17/2027	43	44
Philip Morris International, Inc. 5.625% 11/17/2029	23	24
American Funds Insurance Series — Page 97 of 319

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 5.125% 2/15/2030	USD56	$58
Philip Morris International, Inc. 5.50% 9/7/2030	70	74
Philip Morris International, Inc. 5.75% 11/17/2032	16	17
Philip Morris International, Inc. 5.375% 2/15/2033	55	57
Philip Morris International, Inc. 5.625% 9/7/2033	30	32
Philip Morris International, Inc. 4.90% 11/1/2034	90	91
Post Holdings, Inc. 6.375% 3/1/2033 (i)	330	334
		2,562
Real estate 0.15%
American Tower Corp. 4.05% 3/15/2032	11	11
Boston Properties, LP 2.45% 10/1/2033	7	6
Boston Properties, LP 6.50% 1/15/2034	38	41
Boston Properties, LP 5.75% 1/15/2035	95	97
Crown Castle, Inc. 5.00% 1/11/2028	54	55
Iron Mountain, Inc. 4.50% 2/15/2031 (i)	530	506
Kennedy-Wilson, Inc. 5.00% 3/1/2031	550	512
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (i)	20	21
MPT Operating Partnership, LP 5.00% 10/15/2027	475	460
Prologis, LP 5.00% 3/15/2034	40	41
Service Properties Trust 0% 9/30/2027 (i)	45	40
Service Properties Trust 8.375% 6/15/2029	680	691
		2,481
Materials 0.10%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	36
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	28	29
Celanese US Holdings, LLC 6.85% 11/15/2028	36	37
Celanese US Holdings, LLC 7.05% 11/15/2030	27	28
Celanese US Holdings, LLC 6.879% 7/15/2032	10	10
Celanese US Holdings, LLC 7.20% 11/15/2033	23	24
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (i)	125	129
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (i)	40	41
Consolidated Energy Finance SA 5.625% 10/15/2028 (i)	750	629
Dow Chemical Co. (The) 5.15% 2/15/2034	3	3
Dow Chemical Co. (The) 5.35% 3/15/2035	7	7
Dow Chemical Co. (The) 5.65% 3/15/2036	4	4
Dow Chemical Co. (The) 5.55% 11/30/2048	15	14
Dow Chemical Co. (The) 3.60% 11/15/2050	75	51
Dow Chemical Co. (The) 6.90% 5/15/2053	6	6
Dow Chemical Co. (The) 5.60% 2/15/2054	63	57
LYB International Finance III, LLC 3.625% 4/1/2051	102	68
NOVA Chemicals Corp. 8.50% 11/15/2028 (i)	10	11
NOVA Chemicals Corp. 4.25% 5/15/2029 (i)	325	315
		1,557
Total corporate bonds, notes & loans		42,741
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Bonds, notes & other debt instruments (continued) Asset-backed obligations 0.83% Other asset-backed securities 0.43%	Principal amount (000)	Value (000)
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (f)(i)	USD215	$216
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (f)(i)	164	165
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (f)(i)	311	316
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (f)(i)	56	56
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (f)(i)	597	607
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(i)	349	302
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (f)(i)	87	74
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (f)(i)	90	64
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (f)(i)	90	63
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (f)(i)	314	263
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (f)(i)	486	472
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (f)(i)	215	216
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (f)(i)	142	144
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (f)(i)	334	317
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (f)(i)	62	58
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (f)(i)	78	76
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(i)	297	285
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (f)(i)	359	363
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (f)(i)	154	155
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (f)(i)	935	783
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (f)(i)	379	382
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (f)(i)	100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (f)(i)	127	127
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (f)(i)	27	27
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (f)(i)	116	117
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (f)(i)	176	178
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (f)(i)	175	176
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (f)(i)	188	188
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (f)(i)	69	70
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (f)(i)	140	141
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (f)(i)	54	54
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (f)(i)	75	72
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (f)(i)	225	226
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (f)(i)	77	78
		6,932
Auto loan 0.32%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (f)(i)	164	163
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (f)(i)	83	83
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(i)	339	354
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (f)(i)	497	501
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (f)	71	71
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (f)(i)	254	256
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (f)(i)	182	183
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (f)(i)	325	328
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (f)(i)	176	179
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (f)(i)	181	187
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (f)(i)	188	189
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (f)(i)	29	29
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (f)(i)	76	76
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (f)(i)	285	292
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (f)(i)	184	191
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028 (f)	14	14
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028 (f)	48	48
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (f)(i)	USD268	$261
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(i)	100	97
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (f)(i)	100	97
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (f)(i)	187	191
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027 (f)	9	9
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028 (f)	28	28
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (f)	15	15
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (f)(i)	335	331
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (f)(i)	713	720
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (f)(i)	208	210
		5,103
Credit card 0.04%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (f)(i)	400	401
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (f)(i)	246	247
		648
Student loan 0.03%
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (f)(i)	25	22
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (f)(i)	45	41
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (f)(i)	102	96
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (f)(i)	203	193
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.99% 4/20/2062 (f)(g)(i)	106	106
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (f)(i)	41	37
		495
Commercial mortgage backed securities 0.01%
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052 (f)(i)	82	81
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052 (f)(i)	100	100
		181
Total asset-backed obligations		13,359
Bonds & notes of governments & government agencies outside the U.S. 0.05% Mexico 0.03%
United Mexican States 3.25% 4/16/2030	200	189
United Mexican States 7.375% 5/13/2055	245	269
		458
Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	198
Peru 0.01%
Peru (Republic of) 2.783% 1/23/2031	190	176
Total bonds & notes of governments & government agencies outside the U.S.		832
Municipals 0.02% Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	196	200
American Funds Insurance Series — Page 100 of 319

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Bonds, notes & other debt instruments (continued) Municipals (continued) Massachusetts 0.01%	Principal amount (000)	Value (000)
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	USD135	$140
Total municipals		340
Total bonds, notes & other debt instruments (cost: $233,505,000)		233,175
Investment funds 2.04%
Capital Group Central Corporate Bond Fund (m)	3,865,422	33,011
Total investment funds (cost: $35,603,000)		33,011
Short-term securities 7.90% Money market investments 7.31%	Shares
Capital Group Central Cash Fund 4.17% (m)(n)	1,180,001	118,000
Money market investments purchased with collateral from securities on loan 0.59%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.05% (n)(o)	9,544,140	9,544
Total short-term securities (cost: $127,527,000)		127,544
Total investment securities 101.99% (cost: $1,241,775,000)		1,647,454
Other assets less liabilities (1.99)%		(32,209)
Net assets 100.00%		$1,615,245
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	351	1/6/2026	USD73,148	$(19)
5 Year U.S. Treasury Note Futures	Long	213	1/6/2026	23,258	4
10 Year U.S. Treasury Note Futures	Short	10	12/31/2025	(1,125)	10
10 Year Ultra U.S. Treasury Note Futures	Short	41	12/31/2025	(4,718)	(50)
20 Year U.S. Treasury Note Futures	Long	26	12/31/2025	3,031	70
30 Year Ultra U.S. Treasury Bond Futures	Long	77	12/31/2025	9,245	269
					$284
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
BRL	1,600	USD	291	JPMorgan Chase	10/9/2025	$9
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Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.16%	At maturity	U.S. Urban CPI	At maturity	6/23/2026	USD350	$— (c)	$—	$— (c)
U.S. Urban CPI	At maturity	3.17%	At maturity	6/23/2026	338	— (c)	—	— (c)
SOFR	Annual	3.055%	Annual	4/6/2031	6,700	118	—	118
SOFR	Annual	4.1275%	Annual	7/27/2050	310	(8)	—	(8)
SOFR	Annual	2.91%	Annual	9/18/2050	592	100	—	100
						$210	$—	$210
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (p) (000)	Value at 9/30/2025 (q) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD 4,614	$105	$106	$(1)
Investments in affiliates (m)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Investment funds 2.04%
Capital Group Central Corporate Bond Fund	$30,920	$1,140	$—	$—	$951	$33,011	$1,140
Short-term securities 7.31%
Money market investments 7.31%
Capital Group Central Cash Fund 4.17% (n)	60,575	281,375	223,955	9	(4)	118,000	3,143
Total 9.35%				$9	$947	$151,011	$4,283

American Funds Insurance Series — Page 102 of 319

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(a)	All or a portion of this security was on loan.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Security did not produce income during the last 12 months.
(e)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,530,000, which represented 0.09% of the net assets of the fund.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	Represents securities transacted on a TBA basis.
(i)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $38,778,000, which represented 2.40% of the net assets of the fund.

(j)	Step bond; coupon rate may change at a later date.
(k)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $231,000, which represented 0.01% of the net assets of the fund.

(l)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(m)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(n)	Rate represents the seven-day yield at 9/30/2025.
(o)	Security purchased with cash collateral from securities on loan.
(p)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(q)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
CAD = Canadian dollars
CME = CME Group
CPI = Consumer Price Index
DAC = Designated Activity Company
Fncg. = Financing
GBP = British pounds

GO = General Obligation
ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
American Funds Insurance Series — Page 103 of 319

Asset Allocation Fund
Investment portfolio
September 30, 2025
unaudited

Common stocks 64.36% Information technology 17.58%	Shares	Value (000)
Broadcom, Inc.	4,204,688	$1,387,169
Microsoft Corp.	2,068,123	1,071,184
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,473,101	690,712
Taiwan Semiconductor Manufacturing Co., Ltd.	2,384,000	102,078
NVIDIA Corp.	2,594,429	484,068
Apple, Inc.	1,238,855	315,450
Intel Corp. (a)	6,085,959	204,184
Salesforce, Inc.	431,402	102,242
KLA Corp.	87,860	94,766
Micron Technology, Inc.	559,371	93,594
ASML Holding NV (ADR)	93,894	90,898
Strategy, Inc., Class A (a)	252,761	81,442
International Business Machines Corp.	250,000	70,540
Oracle Corp.	162,350	45,659
Synopsys, Inc. (a)	90,490	44,647
Diebold Nixdorf, Inc. (a)	532,940	30,393
Adobe, Inc. (a)	62,600	22,082
Applied Materials, Inc.	99,783	20,430
		4,951,538
Financials 11.29%
Arthur J. Gallagher & Co.	1,010,070	312,859
Apollo Asset Management, Inc.	2,036,590	271,416
Aon PLC, Class A	662,746	236,322
Mastercard, Inc., Class A	354,124	201,429
Synchrony Financial	2,626,481	186,612
Visa, Inc., Class A	509,070	173,786
Bank of America Corp.	3,237,601	167,028
Capital One Financial Corp.	744,094	158,180
Blue Owl Capital, Inc., Class A	8,930,535	151,194
Fiserv, Inc. (a)	1,069,987	137,953
Ares Management Corp., Class A	845,012	135,109
Wells Fargo & Co.	1,360,603	114,046
American Express Co.	337,999	112,270
BlackRock, Inc.	88,049	102,654
JPMorgan Chase & Co.	303,120	95,613
Brown & Brown, Inc.	964,468	90,457
Citigroup, Inc.	875,000	88,813
Brookfield Corp., Class A	1,203,484	82,535
Chubb, Ltd.	273,887	77,305
Progressive Corp.	280,641	69,304
AXA SA	1,445,264	68,958
Intercontinental Exchange, Inc.	374,162	63,039
Blackstone, Inc.	320,000	54,672
Goldman Sachs Group, Inc.	26,441	21,056
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Common stocks (continued) Financials (continued)	Shares	Value (000)
Figure Technology Solutions, Inc. (a)(b)	152,555	$5,548
Sberbank of Russia PJSC (c)	8,880,000	— (d)
		3,178,158
Industrials 8.91%
ATI, Inc. (a)	4,170,260	339,209
Boeing Co. (The) (a)	1,355,000	292,450
General Aerospace Co.	801,028	240,965
L3Harris Technologies, Inc.	697,335	212,973
TransDigm Group, Inc.	160,869	212,028
Parker-Hannifin Corp.	183,536	139,148
Deere & Co.	294,675	134,743
Caterpillar, Inc.	265,000	126,445
United Rentals, Inc.	125,193	119,517
Safran SA	312,100	109,963
Ingersoll-Rand, Inc.	1,214,859	100,372
GE Vernova, Inc.	150,939	92,812
Northrop Grumman Corp.	123,591	75,306
Quanta Services, Inc.	152,260	63,100
Trane Technologies PLC	137,366	57,963
Airbus SE, non-registered shares	248,476	57,586
Union Pacific Corp.	170,837	40,381
Copart, Inc. (a)	835,833	37,587
FTAI Aviation, Ltd.	215,289	35,923
Carrier Global Corp.	335,538	20,032
Honeywell International, Inc.	8,168	1,719
		2,510,222
Consumer discretionary 6.35%
Booking Holdings, Inc.	57,886	312,542
Royal Caribbean Cruises, Ltd.	748,815	242,302
Amazon.com, Inc. (a)	1,038,782	228,085
Starbucks Corp.	1,775,212	150,183
Home Depot, Inc.	343,239	139,077
D.R. Horton, Inc.	714,784	121,135
NIKE, Inc., Class B	1,485,288	103,569
Darden Restaurants, Inc.	424,583	80,824
Carnival Corp. (a)	2,758,206	79,740
Compagnie Financiere Richemont SA, Class A	346,887	66,061
Texas Roadhouse, Inc.	385,658	64,077
AutoZone, Inc. (a)	8,700	37,325
Tesla, Inc. (a)	79,806	35,491
Toll Brothers, Inc.	246,730	34,083
Hilton Worldwide Holdings, Inc.	128,285	33,282
Restaurant Brands International, Inc.	425,550	27,295
Chipotle Mexican Grill, Inc. (a)	479,200	18,780
YUM! Brands, Inc.	91,381	13,890
Aimbridge Topco, LLC (a)(c)	10,722	830
		1,788,571
Health care 5.72%
Vertex Pharmaceuticals, Inc. (a)	720,148	282,039
Gilead Sciences, Inc.	2,216,855	246,071
UnitedHealth Group, Inc.	582,720	201,213
Eli Lilly and Co.	186,995	142,677
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Common stocks (continued) Health care (continued)	Shares	Value (000)
Amgen, Inc.	426,538	$120,369
CVS Health Corp.	1,451,353	109,418
Alnylam Pharmaceuticals, Inc. (a)	205,917	93,898
Thermo Fisher Scientific, Inc.	166,440	80,727
Illumina, Inc. (a)	699,527	66,434
Abbott Laboratories	487,227	65,259
Cooper Cos., Inc. (a)	818,757	56,134
AbbVie, Inc.	176,323	40,826
Boston Scientific Corp. (a)	300,752	29,362
Exact Sciences Corp. (a)	497,463	27,216
Centene Corp. (a)	675,000	24,084
Rotech Healthcare, Inc. (a)(c)(e)	184,138	13,289
Molina Healthcare, Inc. (a)	36,950	7,071
Mallinckrodt PLC (a)	36,079	3,770
Carbon Health Technologies, Inc., Class A (a)(c)	4,955,500	50
Endo, LP, nonvoting shares (a)(c)	9,648,000	— (d)
		1,609,907
Materials 5.21%
Franco-Nevada Corp. (CAD denominated)	1,850,000	411,780
Wheaton Precious Metals Corp.	2,570,811	287,520
Royal Gold, Inc.	1,405,000	281,815
Lundin Mining Corp.	16,017,925	238,940
First Quantum Minerals, Ltd. (a)	5,805,000	131,308
Linde PLC	145,263	69,000
Corteva, Inc.	500,590	33,855
Air Products and Chemicals, Inc.	45,664	12,453
Venator Materials PLC (a)(c)	4,096	— (d)
		1,466,671
Communication services 3.98%
Alphabet, Inc., Class C	1,206,415	293,822
Alphabet, Inc., Class A	968,369	235,411
Meta Platforms, Inc., Class A	553,906	406,778
Comcast Corp., Class A	5,365,539	168,585
Take-Two Interactive Software, Inc. (a)	44,085	11,390
Charter Communications, Inc., Class A (a)	21,040	5,788
		1,121,774
Consumer staples 3.35%
Philip Morris International, Inc.	3,633,239	589,312
Keurig Dr Pepper, Inc.	3,104,041	79,184
Constellation Brands, Inc., Class A	499,955	67,329
Costco Wholesale Corp.	69,889	64,691
Nestle SA	617,055	56,640
US Foods Holding Corp. (a)	514,932	39,454
Estee Lauder Cos., Inc. (The), Class A	414,641	36,538
Procter & Gamble Co.	75,358	11,579
		944,727
Energy 0.91%
Canadian Natural Resources, Ltd. (CAD denominated)	3,560,603	113,851
ConocoPhillips	824,000	77,942
EOG Resources, Inc.	222,924	24,994
Halliburton Co.	836,235	20,571
American Funds Insurance Series — Page 106 of 319

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Schlumberger NV	286,500	$9,847
Exxon Mobil Corp.	58,185	6,560
Constellation Oil Services Holding SA (NDR) (a)	86,942	954
Altera Infrastructure, LP (c)	16,130	644
New Fortress Energy, Inc., Class A (a)	150,315	332
Expand Energy Corp.	277	30
		255,725
Utilities 0.84%
DTE Energy Co.	848,144	119,953
Southern Co. (The)	1,075,029	101,881
FirstEnergy Corp.	323,684	14,831
		236,665
Real estate 0.22%
American Tower Corp. REIT	136,942	26,337
Simon Property Group, Inc. REIT	122,922	23,069
Crown Castle, Inc. REIT	134,329	12,961
		62,367
Total common stocks (cost: $10,174,285,000)		18,126,325
Preferred securities 0.00% Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(c)(f)	450	736
Total preferred securities (cost: $466,000)		736
Rights & warrants 0.00% Energy 0.00%
Expand Energy Corporation, Class C, warrants, expire 2/9/2026 (a)	524	51
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (a)(c)	4	— (d)
Total rights & warrants (cost: $312,000)		51
Convertible stocks 0.13% Industrials 0.07%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	262,145	18,237
Information technology 0.06%
Strategy, Inc. 8.00% perpetual convertible preferred shares	189,521	17,379
Total convertible stocks (cost: $30,711,000)		35,616
Convertible bonds & notes 0.06% Communication services 0.02%	Principal amount (000)
EchoStar Corp., convertible notes, 3.875% PIK 11/30/2030 (g)	USD1,290	3,177
Spotify USA, Inc., convertible notes, 0% 3/15/2026	1,800	2,464
		5,641
American Funds Insurance Series — Page 107 of 319

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Convertible bonds & notes (continued) Real estate 0.02%	Principal amount (000)	Value (000)
Ventas Realty, LP 3.75% 6/1/2026	USD1,873	$2,424
Welltower OP, LLC 2.75% 5/15/2028 (f)	1,422	2,664
		5,088
Utilities 0.01%
CenterPoint Energy, Inc., convertible notes, 3.00% 8/1/2028 (f)	2,785	2,831
Health care 0.01%
Halozyme Therapeutics, Inc. 1.00% 8/15/2028	1,818	2,559
Industrials 0.00%
Axon Enterprise, Inc. 0.50% 12/15/2027	692	2,172
Total convertible bonds & notes (cost: $17,014,000)		18,291
Bonds, notes & other debt instruments 28.55% Mortgage-backed obligations 10.93% Federal agency mortgage-backed obligations 9.83%
Fannie Mae Pool #AH0829 4.00% 1/1/2026 (h)	— (d)	— (d)
Fannie Mae Pool #AH6431 4.00% 2/1/2026 (h)	13	13
Fannie Mae Pool #AH5618 4.00% 2/1/2026 (h)	— (d)	— (d)
Fannie Mae Pool #890329 4.00% 4/1/2026 (h)	1	1
Fannie Mae Pool #MA1109 4.00% 5/1/2027 (h)	— (d)	— (d)
Fannie Mae Pool #MA3653 3.00% 3/1/2029 (h)	6	6
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (h)	4	4
Fannie Mae Pool #254767 5.50% 6/1/2033 (h)	127	130
Fannie Mae Pool #555956 5.50% 12/1/2033 (h)	81	83
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (h)	217	217
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (h)	230	219
Fannie Mae Pool #929185 5.50% 1/1/2036 (h)	247	257
Fannie Mae Pool #893641 6.00% 9/1/2036 (h)	486	512
Fannie Mae Pool #893688 6.00% 10/1/2036 (h)	123	130
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (h)	3,896	3,692
Fannie Mae Pool #907239 6.00% 12/1/2036 (h)	11	11
Fannie Mae Pool #928031 6.00% 1/1/2037 (h)	40	42
Fannie Mae Pool #888292 6.00% 3/1/2037 (h)	352	371
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (h)	66	67
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (h)	118	111
Fannie Mae Pool #190379 5.50% 5/1/2037 (h)	38	39
Fannie Mae Pool #924952 6.00% 8/1/2037 (h)	574	606
Fannie Mae Pool #888637 6.00% 9/1/2037 (h)	7	7
Fannie Mae Pool #995674 6.00% 5/1/2038 (h)	217	229
Fannie Mae Pool #AD0119 6.00% 7/1/2038 (h)	708	748
Fannie Mae Pool #995224 6.00% 9/1/2038 (h)	6	6
Fannie Mae Pool #AE0021 6.00% 10/1/2038 (h)	224	236
Fannie Mae Pool #AL7164 6.00% 10/1/2038 (h)	138	144
Fannie Mae Pool #889983 6.00% 10/1/2038 (h)	12	13
Fannie Mae Pool #AD0095 6.00% 11/1/2038 (h)	484	510
Fannie Mae Pool #AB0538 6.00% 11/1/2038 (h)	67	70
Fannie Mae Pool #995391 6.00% 11/1/2038 (h)	10	11
Fannie Mae Pool #AD0833 6.00% 1/1/2039 (h)	— (d)	— (d)
Fannie Mae Pool #AL0309 6.00% 1/1/2040 (h)	45	48
American Funds Insurance Series — Page 108 of 319

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AL0013 6.00% 4/1/2040 (h)	USD133	$140
Fannie Mae Pool #AL7228 6.00% 4/1/2041 (h)	160	168
Fannie Mae Pool #AB4536 6.00% 6/1/2041 (h)	330	347
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (h)	5,391	4,690
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (h)	16,325	13,774
Fannie Mae Pool #AP2131 3.50% 8/1/2042 (h)	2,403	2,277
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (h)	1,304	1,270
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (h)	734	714
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (h)	720	701
Fannie Mae Pool #AL8773 3.50% 2/1/2045 (h)	4,164	3,932
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (h)	6,780	6,377
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (h)	965	908
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (h)	2,140	2,013
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (h)	80	77
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (h)	281	257
Fannie Mae Pool #BD9307 4.00% 11/1/2046 (h)	1,098	1,056
Fannie Mae Pool #BD9699 3.50% 12/1/2046 (h)	1,216	1,135
Fannie Mae Pool #BE1290 3.50% 2/1/2047 (h)	1,804	1,686
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (h)	366	334
Fannie Mae Pool #256975 7.00% 10/1/2047 (h)	2	2
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (h)	1,226	1,139
Fannie Mae Pool #MA3211 4.00% 12/1/2047 (h)	1,834	1,768
Fannie Mae Pool #MA3277 4.00% 2/1/2048 (h)	7	7
Fannie Mae Pool #BK5255 4.00% 5/1/2048 (h)	8	7
Fannie Mae Pool #FM3278 3.50% 11/1/2048 (h)	13,027	12,138
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (h)	1,750	1,646
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (h)	1,362	1,224
Fannie Mae Pool #BN7443 2.50% 3/1/2050 (h)	31	26
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (h)	4,477	3,847
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (h)	397	335
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (h)	9,976	8,579
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (h)	524	424
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (h)	297	264
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (h)	1,143	964
Fannie Mae Pool #BQ7589 2.00% 11/1/2050 (h)	2,311	1,866
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (h)	8,099	6,924
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (h)	1,275	1,098
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (h)	702	593
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (h)	11,185	10,109
Fannie Mae Pool #BQ7646 2.00% 12/1/2050 (h)	1,941	1,567
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (h)	1,596	1,291
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (h)	966	955
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (h)	5,054	4,116
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (h)	198	160
Fannie Mae Pool #CA8513 2.50% 1/1/2051 (h)	1,107	934
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (h)	768	649
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (h)	75	63
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (h)	29	24
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (h)	5,981	4,840
Fannie Mae Pool #BR2689 2.00% 2/1/2051 (h)	1,948	1,572
Fannie Mae Pool #FM5963 2.00% 2/1/2051 (h)	1,823	1,475
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (h)	331	267
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (h)	3,124	2,679
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (h)	60	51
American Funds Insurance Series — Page 109 of 319

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (h)	USD4,070	$3,310
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (h)	1,733	1,399
Fannie Mae Pool #CA9494 2.50% 4/1/2051 (h)	95	81
Fannie Mae Pool #FM6810 3.00% 4/1/2051 (h)	5,744	5,053
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (h)	4,466	3,961
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (h)	543	483
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (h)	1,977	1,595
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (h)	1,970	1,590
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (h)	999	843
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (h)	767	647
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (h)	140	118
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (h)	2,107	1,700
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (h)	34,102	28,767
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (h)	9,122	7,695
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (h)	407	361
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (h)	151	123
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (h)	2,030	1,712
Fannie Mae Pool #FM8434 2.00% 8/1/2051 (h)	5,914	4,773
Fannie Mae Pool #CB1373 2.00% 8/1/2051 (h)	1,475	1,190
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (h)	3,812	3,432
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (h)	69	61
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (h)	4,035	3,406
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (h)	1,316	1,110
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (h)	645	545
Fannie Mae Pool #BU0341 2.50% 9/1/2051 (h)	199	167
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (h)	825	696
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (h)	523	442
Fannie Mae Pool #BU2530 2.50% 10/1/2051 (h)	133	112
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (h)	87	74
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (h)	7,569	6,142
Fannie Mae Pool #FM9646 2.00% 11/1/2051 (h)	7,221	5,827
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (h)	2,973	2,508
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (h)	7,851	6,961
Fannie Mae Pool #BU7817 2.00% 12/1/2051 (h)	3,629	2,929
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (h)	2,391	1,940
Fannie Mae Pool #FM9783 2.00% 12/1/2051 (h)	799	645
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (h)	41,920	35,362
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (h)	13,967	11,962
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (h)	6,562	5,623
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (h)	158	135
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (h)	75	65
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (h)	75	65
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (h)	75	64
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (h)	2,904	2,347
Fannie Mae Pool #BQ7041 2.00% 1/1/2052 (h)	1,017	821
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (h)	121	102
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (h)	68	58
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (h)	64	54
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (h)	9,833	8,720
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (h)	6,555	5,305
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (h)	5,029	4,066
Fannie Mae Pool #BT1968 2.00% 2/1/2052 (h)	1,812	1,466
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (h)	985	797
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (h)	8,161	6,891
American Funds Insurance Series — Page 110 of 319

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (h)	USD1,912	$1,613
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (h)	679	576
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (h)	674	569
Fannie Mae Pool #FS6380 2.50% 2/1/2052 (h)	556	469
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (h)	52,536	47,034
Fannie Mae Pool #CB2913 3.50% 2/1/2052 (h)	2,091	1,912
Fannie Mae Pool #CB2912 3.50% 2/1/2052 (h)	38	35
Fannie Mae Pool #BT2052 2.00% 3/1/2052 (h)	16,880	13,622
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (h)	2,903	2,349
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (h)	2,596	2,103
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (h)	2,420	1,962
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (h)	1,792	1,454
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (h)	1,297	1,049
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (h)	1,279	1,035
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (h)	114	92
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (h)	4,326	3,649
Fannie Mae Pool #BV4173 2.50% 3/1/2052 (h)	798	677
Fannie Mae Pool #CB3063 2.50% 3/1/2052 (h)	779	659
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (h)	629	533
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (h)	160	135
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (h)	24	20
Fannie Mae Pool #FS1294 3.00% 3/1/2052 (h)	998	878
Fannie Mae Pool #FS0931 3.00% 3/1/2052 (h)	346	305
Fannie Mae Pool #BV3799 3.50% 3/1/2052 (h)	40	37
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (h)	5,813	4,710
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (h)	2,966	2,402
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (h)	1,991	1,606
Fannie Mae Pool #BV4182 2.50% 4/1/2052 (h)	884	749
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (h)	868	736
Fannie Mae Pool #FS1749 2.50% 4/1/2052 (h)	867	735
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (h)	158	134
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (h)	136	115
Fannie Mae Pool #BV6683 3.50% 4/1/2052 (h)	23	21
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (h)	635	601
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (h)	9,531	7,733
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (h)	916	776
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (h)	851	721
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (h)	152	129
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (h)	152	128
Fannie Mae Pool #BV8592 2.50% 5/1/2052 (h)	111	94
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (h)	41	35
Fannie Mae Pool #BU8818 3.50% 5/1/2052 (h)	2,844	2,601
Fannie Mae Pool #CB3597 3.50% 5/1/2052 (h)	45	41
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (h)	2,372	1,921
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (h)	1,974	1,598
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (h)	1,440	1,220
Fannie Mae Pool #FS2784 3.00% 6/1/2052 (h)	901	792
Fannie Mae Pool #FS6634 3.00% 6/1/2052 (h)	331	291
Fannie Mae Pool #FS3546 3.50% 6/1/2052 (h)	38	35
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (h)	5,111	4,844
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (h)	1,292	1,222
Fannie Mae Pool #BW2918 4.50% 6/1/2052 (h)	4,531	4,420
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (h)	4,889	3,957
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (h)	14,435	12,177
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unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (h)	USD165	$140
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (h)	100	88
Fannie Mae Pool #BW7290 3.00% 7/1/2052 (h)	52	46
Fannie Mae Pool #CB4123 4.00% 7/1/2052 (h)	22	21
Fannie Mae Pool #BV7912 2.50% 8/1/2052 (h)	155	131
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (h)	93	79
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (h)	553	538
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (h)	883	885
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (h)	16,244	13,158
Fannie Mae Pool #BX2841 4.00% 10/1/2052 (h)	15	14
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (h)	9,309	9,076
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (h)	836	814
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (h)	399	398
Fannie Mae Pool #BX0463 4.00% 11/1/2052 (h)	972	920
Fannie Mae Pool #BW1299 4.00% 11/1/2052 (h)	867	820
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (h)	9,573	9,332
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (h)	2,618	2,545
Fannie Mae Pool #CB5764 2.50% 12/1/2052 (h)	879	744
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (h)	2,293	2,327
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (h)	22	20
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (h)	2,628	2,562
Fannie Mae Pool #BX3263 4.00% 2/1/2053 (h)	565	534
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (h)	952	965
Fannie Mae Pool #FS8509 3.50% 3/1/2053 (h)	289	264
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (h)	894	845
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (h)	2,392	2,432
Fannie Mae Pool #BX9358 4.00% 4/1/2053 (h)	302	286
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (h)	2,083	2,076
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (h)	6,741	6,366
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (h)	10,443	10,408
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (h)	675	674
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (h)	931	943
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (h)	165	167
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (h)	228	236
Fannie Mae Pool #MA5063 2.50% 6/1/2053 (h)	324	273
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (h)	283	249
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (h)	22,988	22,911
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (h)	593	601
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (h)	1,179	1,230
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (h)	434	450
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (h)	318	332
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (h)	11,306	9,164
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (h)	824	695
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (h)	770	650
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (h)	8,309	7,845
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (h)	13,575	13,220
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (h)	2,240	2,263
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (h)	98	99
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (h)	5,268	5,341
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (h)	19,216	19,698
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (h)	1,728	1,749
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (h)	4,687	4,802
Fannie Mae Pool #BY1418 4.00% 11/1/2053 (h)	13,681	12,915
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (h)	13,115	12,376
American Funds Insurance Series — Page 112 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (h)	USD4,003	$4,053
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (h)	7,112	7,286
Fannie Mae Pool #MA5262 3.50% 12/1/2053 (h)	33	31
Fannie Mae Pool #BY1448 4.00% 12/1/2053 (h)	11,177	10,547
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (h)	267	270
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (h)	7,160	7,407
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (h)	2,117	2,211
Fannie Mae Pool #BY1343 4.00% 2/1/2054 (h)	12,332	11,634
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (h)	1,898	1,793
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (h)	621	628
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (h)	527	533
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (h)	3,206	3,290
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (h)	2,182	2,259
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (h)	11,091	11,207
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (h)	4,656	4,705
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (h)	867	888
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (h)	850	877
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (h)	9	9
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (h)	7,185	7,262
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (h)	1,097	1,108
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (h)	2,207	2,259
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (h)	985	1,016
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (h)	974	1,000
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (h)	847	868
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (h)	792	817
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (h)	984	1,019
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (h)	55	57
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (h)	5,976	6,034
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (h)	2,381	2,411
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (h)	1,483	1,502
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (h)	12,048	12,324
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (h)	1,364	1,397
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (h)	647	665
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (h)	489	502
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (h)	4,389	4,574
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (h)	3,338	3,479
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (h)	1,511	1,575
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (h)	440	458
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (h)	248	258
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (h)	404	401
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (h)	1,374	1,390
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (h)	9,096	9,304
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (h)	2,834	2,917
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (h)	1,580	1,618
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (h)	1,289	1,321
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (h)	1,147	1,173
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (h)	1,126	1,159
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (h)	950	971
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (h)	334	344
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (h)	276	284
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (h)	274	282
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (h)	1,751	1,824
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (h)	1,296	1,350
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (h)	3,811	3,853
American Funds Insurance Series — Page 113 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (h)	USD2,366	$2,406
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (h)	2,194	2,221
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (h)	1,163	1,175
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (h)	2,845	2,927
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (h)	397	407
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (h)	204	208
Fannie Mae Pool #MA5494 4.00% 10/1/2054 (h)	2,132	2,011
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (h)	553	566
Fannie Mae Pool #FS9439 3.50% 11/1/2054 (h)	921	842
Fannie Mae Pool #DC5642 4.00% 11/1/2054 (h)	1,681	1,589
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (h)	1,847	1,869
Fannie Mae Pool #DC6894 5.50% 11/1/2054 (h)	500	505
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	302	305
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (h)	994	989
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (h)	85	85
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (h)	1,427	1,445
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (h)	26,499	27,094
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (h)	2,983	3,050
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (h)	320	328
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (h)	832	785
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (h)	13,525	13,130
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (h)	1,791	1,782
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (h)	4,569	4,673
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (h)	2,766	2,828
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (h)	11,693	11,351
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (h)	1,786	1,802
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (h)	21,610	22,100
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (h)	11,721	11,375
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (h)	7,386	7,553
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (h)	7,385	6,965
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (h)	12,381	12,016
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (h)	9,197	9,402
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (h)	312	319
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (h)	298	305
Fannie Mae Pool #MA5700 5.50% 5/1/2055 (h)	310	312
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (h)	16,520	16,888
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (h)	2,528	2,584
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (h)	1,282	1,311
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (h)	964	986
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (h)	2,177	2,226
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (h)	1,206	1,244
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (h)	5,331	5,044
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (h)	9,263	9,081
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (h)	3,267	2,860
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (h)	9,119	7,450
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (h)	744	639
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (h)	3,170	2,851
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (h)	3,550	3,328
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (h)	19	20
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (h)	52	54
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (h)	25	22
Freddie Mac Pool #C91912 3.00% 2/1/2037 (h)	6,975	6,619
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (h)	177	167
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (h)	50	47
American Funds Insurance Series — Page 114 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G03978 5.00% 3/1/2038 (h)	USD288	$296
Freddie Mac Pool #G04553 6.50% 9/1/2038 (h)	36	38
Freddie Mac Pool #G08347 4.50% 6/1/2039 (h)	43	43
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (h)	17,769	15,453
Freddie Mac Pool #C03518 5.00% 9/1/2040 (h)	424	435
Freddie Mac Pool #Q05807 4.00% 1/1/2042 (h)	1,201	1,172
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (h)	795	774
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (h)	518	504
Freddie Mac Pool #760014 4.639% 8/1/2045 (h)(i)	138	138
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (h)	3,455	3,340
Freddie Mac Pool #G60344 4.00% 12/1/2045 (h)	3,296	3,193
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (h)	3,224	2,973
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (h)	170	169
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (h)	170	169
Freddie Mac Pool #760015 3.726% 1/1/2047 (h)(i)	334	327
Freddie Mac Pool #Q46021 3.50% 2/1/2047 (h)	1,045	978
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (h)	1,796	1,727
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (h)	1,540	1,523
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (h)	738	623
Freddie Mac Pool #SI2046 2.50% 8/1/2050 (h)	2,534	2,138
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (h)	292	259
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (h)	24,796	20,196
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (h)	14,320	11,742
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (h)	1,979	1,601
Freddie Mac Pool #QB7306 2.00% 1/1/2051 (h)	1,769	1,428
Freddie Mac Pool #QB8422 2.00% 2/1/2051 (h)	2,204	1,779
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (h)	33	28
Freddie Mac Pool #RA4542 2.50% 2/1/2051 (h)	24	20
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (h)	58	49
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (h)	25,738	21,066
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (h)	1,979	1,597
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (h)	52	42
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (h)	661	558
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (h)	326	293
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (h)	777	631
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (h)	328	289
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (h)	16,772	14,148
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (h)	8,122	6,974
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (h)	5,573	4,800
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (h)	793	669
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (h)	46	39
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (h)	5,413	4,841
Freddie Mac Pool #QC6456 3.00% 9/1/2051 (h)	632	556
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (h)	95	84
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (h)	2,934	2,475
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (h)	147	132
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (h)	3,631	2,940
Freddie Mac Pool #QD2256 3.00% 11/1/2051 (h)	786	692
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (h)	1,592	1,291
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (h)	16,934	14,285
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (h)	5,468	4,683
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (h)	2,966	2,505
Freddie Mac Pool #SD1403 2.00% 1/1/2052 (h)	1,988	1,604
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (h)	994	802
American Funds Insurance Series — Page 115 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (h)	USD2,586	$2,186
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (h)	1,937	1,663
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (h)	901	762
Freddie Mac Pool #SD0853 2.50% 1/1/2052 (h)	24	21
Freddie Mac Pool #QD5662 3.00% 1/1/2052 (h)	1,995	1,758
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (h)	275	246
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (h)	4,352	3,512
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (h)	1,984	1,601
Freddie Mac Pool #QD7414 2.00% 2/1/2052 (h)	1,634	1,323
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (h)	1,580	1,279
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (h)	842	681
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (h)	813	659
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (h)	526	446
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (h)	817	753
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (h)	3,721	3,015
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (h)	2,856	2,315
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (h)	1,982	1,604
Freddie Mac Pool #QD7772 2.00% 3/1/2052 (h)	1,719	1,390
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (h)	1,070	866
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (h)	840	680
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (h)	254	205
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (h)	55	45
Freddie Mac Pool #QD9460 2.50% 3/1/2052 (h)	833	705
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (h)	29	24
Freddie Mac Pool #QD9974 3.00% 3/1/2052 (h)	1,615	1,423
Freddie Mac Pool #QD7983 3.50% 3/1/2052 (h)	459	420
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (h)	2,900	2,345
Freddie Mac Pool #QD9950 2.00% 4/1/2052 (h)	1,712	1,385
Freddie Mac Pool #QD9791 2.00% 4/1/2052 (h)	1,549	1,253
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (h)	1,035	837
Freddie Mac Pool #QD9907 2.50% 4/1/2052 (h)	767	650
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (h)	587	497
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (h)	338	285
Freddie Mac Pool #RA7177 2.50% 4/1/2052 (h)	135	114
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (h)	109	92
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (h)	74	64
Freddie Mac Pool #QD9765 2.50% 4/1/2052 (h)	28	23
Freddie Mac Pool #QE0707 3.00% 4/1/2052 (h)	151	133
Freddie Mac Pool #QE0660 3.00% 4/1/2052 (h)	61	54
Freddie Mac Pool #QD9758 3.00% 4/1/2052 (h)	45	40
Freddie Mac Pool #QE0744 3.50% 4/1/2052 (h)	351	321
Freddie Mac Pool #QE1578 2.50% 5/1/2052 (h)	807	683
Freddie Mac Pool #QE2020 2.50% 5/1/2052 (h)	155	131
Freddie Mac Pool #QE2111 2.50% 5/1/2052 (h)	117	99
Freddie Mac Pool #QE3448 2.50% 5/1/2052 (h)	24	20
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (h)	29,369	25,873
Freddie Mac Pool #QE3080 3.00% 5/1/2052 (h)	927	817
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (h)	3,478	2,822
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (h)	14,741	12,973
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (h)	288	253
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (h)	1,757	1,660
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (h)	29,146	25,636
Freddie Mac Pool #SD1389 3.00% 7/1/2052 (h)	1,696	1,494
Freddie Mac Pool #QE8277 3.50% 7/1/2052 (h)	37	33
American Funds Insurance Series — Page 116 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (h)	USD1,137	$1,011
Freddie Mac Pool #QE7976 4.50% 8/1/2052 (h)	35,676	34,928
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (h)	158	154
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (h)	850	719
Freddie Mac Pool #RA8252 2.50% 9/1/2052 (h)	718	609
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (h)	98	83
Freddie Mac Pool #QF0925 3.00% 9/1/2052 (h)	1,896	1,669
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (h)	705	688
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (h)	174	170
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (h)	105	102
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (h)	912	911
Freddie Mac Pool #QF2023 4.00% 10/1/2052 (h)	28	27
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (h)	1,024	999
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (h)	70	68
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (h)	2,633	2,567
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (h)	5,054	5,039
Freddie Mac Pool #QF5938 2.50% 1/1/2053 (h)	222	188
Freddie Mac Pool #SD8303 2.50% 1/1/2053 (h)	70	60
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (h)	15,766	15,367
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (h)	921	778
Freddie Mac Pool #QF7871 2.50% 2/1/2053 (h)	739	624
Freddie Mac Pool #SD8297 4.00% 2/1/2053 (h)	1,805	1,705
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (h)	16,561	15,673
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (h)	1,032	1,032
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (h)	10,072	9,513
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (h)	71	69
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (h)	9,289	9,234
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (h)	2,940	2,774
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (h)	3,550	3,538
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (h)	2,658	2,691
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (h)	560	584
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (h)	499	519
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (h)	467	491
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (h)	458	482
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (h)	322	339
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (h)	250	262
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (h)	156	162
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (h)	137	146
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (h)	854	722
Freddie Mac Pool #SD8356 3.00% 7/1/2053 (h)	1,694	1,489
Freddie Mac Pool #SD8353 4.00% 7/1/2053 (h)	8,028	7,577
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (h)	27	27
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (h)	8,188	8,280
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (h)	676	700
Freddie Mac Pool #SD8359 3.50% 8/1/2053 (h)	263	241
Freddie Mac Pool #QH1153 4.00% 9/1/2053 (h)	343	327
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (h)	25,823	26,099
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (h)	829	700
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (h)	101	86
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (h)	4,680	4,802
Freddie Mac Pool #SD8390 4.00% 11/1/2053 (h)	24	23
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (h)	85,685	85,354
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (h)	22,791	23,065
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (h)	697	724
American Funds Insurance Series — Page 117 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (h)	USD562	$583
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (h)	285	295
Freddie Mac Pool #QI0231 5.00% 2/1/2054 (h)	38	38
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (h)	428	433
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (h)	12,691	12,988
Freddie Mac Pool #RJ1871 4.00% 3/1/2054 (h)	301	283
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (h)	11,428	11,546
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (h)	117	121
Freddie Mac Pool #QI3548 4.00% 4/1/2054 (h)	668	630
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (h)	1,549	1,575
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (h)	1,126	1,138
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (h)	399	411
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (h)	15,245	15,496
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (h)	7,681	7,764
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (h)	2,928	2,959
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (h)	505	521
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (h)	425	432
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (h)	1,628	1,677
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (h)	1,149	1,187
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (h)	1,698	1,760
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (h)	483	505
Freddie Mac Pool #QI8825 5.00% 7/1/2054 (h)	1,900	1,889
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (h)	999	1,008
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (h)	729	738
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (h)	621	628
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (h)	6,675	6,830
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (h)	2,994	3,088
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (h)	702	719
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (h)	200	205
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (h)	11,236	11,618
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (h)	5,168	5,355
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (h)	2,016	2,101
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (h)	336	335
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (h)	239	238
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (h)	214	212
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (h)	6,141	6,215
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (h)	3,868	3,910
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (h)	3,538	3,579
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (h)	1,146	1,165
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (h)	623	631
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (h)	5,083	5,199
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (h)	2,813	2,902
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (h)	2,744	2,811
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (h)	1,752	1,802
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (h)	943	967
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (h)	220	226
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (h)	2,476	2,558
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (h)	1,704	1,776
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (h)	1,419	1,476
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (h)	817	847
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (h)	3,576	3,619
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (h)	2,892	2,940
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (h)	2,335	2,359
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (h)	2,292	2,316
American Funds Insurance Series — Page 118 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (h)	USD1,497	$1,524
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (h)	1,358	1,374
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (h)	1,155	1,166
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (h)	6,144	6,300
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (h)	3,334	3,432
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (h)	3,102	3,201
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (h)	2,946	3,046
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (h)	1,810	1,854
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (h)	795	813
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (h)	1,117	1,159
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (h)	551	574
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (h)	372	386
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (h)	248	257
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (h)	128	133
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (h)	1,555	1,570
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (h)	2,102	2,045
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (h)	118	115
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (h)	5,165	5,129
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)	6,452	6,513
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (h)	5,634	5,692
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (h)	5,692	5,656
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (h)	3,402	3,388
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (h)	854	850
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (h)	279	277
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (h)	3,201	3,230
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (h)	1,258	1,273
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (h)	292	295
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (h)	4,278	4,317
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (h)	11,051	11,303
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (h)	1,873	1,916
Freddie Mac Pool #SD8503 4.00% 2/1/2055 (h)	3,059	2,885
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (h)	3,566	3,462
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (h)	178	180
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (h)	9,158	9,370
Freddie Mac Pool #SL0588 3.50% 3/1/2055 (h)	235	215
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (h)	1,048	1,058
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (h)	2,554	2,612
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (h)	14,950	15,464
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (h)	1,661	1,651
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (h)	5,390	5,513
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (h)	4,905	5,016
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (h)	4,680	4,841
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (h)	10,669	10,765
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (h)	61,138	62,500
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (h)	761	779
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (h)	691	707
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (h)	205	210
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (h)	41	39
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (h)	2,115	2,133
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (h)	3,992	3,962
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (h)	47,206	48,258
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (h)	3,041	3,109
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (h)	266	272
Freddie Mac, Series T041, Class 3A, 4.404% 7/25/2032 (h)(i)	144	132
American Funds Insurance Series — Page 119 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (h)	USD10,192	$10,702
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (h)	1,991	1,877
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (h)(i)	855	814
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (h)	3,971	3,747
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (h)(i)	3,815	3,582
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (h)(i)	752	681
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (h)	625	570
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (h)(i)	1,200	1,170
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (h)	1,602	1,439
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (h)	6,674	6,452
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (h)	3,902	3,618
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (h)	1,560	1,528
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (h)	3,028	2,961
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (h)	2,455	2,387
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (h)	1,891	1,806
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048 (h)	408	386
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (h)	248	245
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (h)	147	145
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (h)	6,493	5,375
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (h)	64,914	53,713
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (h)	1,292	1,279
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051 (h)	359	356
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (h)	135	116
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (h)	19,119	16,499
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (h)	4,642	4,001
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (h)	17,487	15,628
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (h)	750	647
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (h)	13,286	11,873
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (h)	125	115
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052 (h)	799	692
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (h)	615	564
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (h)	9,365	8,891
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (h)	29,455	26,975
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052 (h)	2,103	1,815
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053 (h)	1,792	1,559
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (h)	2,868	2,795
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (h)	24,210	23,563
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (h)	5,079	4,805
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (h)	2,012	1,499
Uniform Mortgage-Backed Security 2.50% 10/1/2055 (h)(j)	85,400	71,962
Uniform Mortgage-Backed Security 3.50% 10/1/2055 (h)(j)	78,738	71,947
Uniform Mortgage-Backed Security 4.00% 10/1/2055 (h)(j)	30,483	28,733
Uniform Mortgage-Backed Security 4.50% 10/1/2055 (h)(j)	4,947	4,799
Uniform Mortgage-Backed Security 5.50% 10/1/2055 (h)(j)	4,770	4,810
Uniform Mortgage-Backed Security 6.00% 10/1/2055 (h)(j)	67,458	68,925
Uniform Mortgage-Backed Security 6.50% 10/1/2055 (h)(j)	68,549	70,848
Uniform Mortgage-Backed Security 2.50% 11/1/2055 (h)(j)	16,220	13,671
Uniform Mortgage-Backed Security 3.50% 11/1/2055 (h)(j)	63,317	57,839
Uniform Mortgage-Backed Security 5.50% 11/1/2055 (h)(j)	2,192	2,209
Uniform Mortgage-Backed Security 6.00% 11/1/2055 (h)(j)	106,146	108,425
Uniform Mortgage-Backed Security 6.50% 11/1/2055 (h)(j)	72,189	74,653
		2,767,553
American Funds Insurance Series — Page 120 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities 0.85%	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (h)	USD1,400	$1,374
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (h)	645	662
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (h)	5,368	5,665
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (h)(i)	857	917
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (h)	4,615	4,807
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (h)	1,380	1,449
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (h)(i)	4,062	4,280
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (h)(i)	1,914	1,998
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (h)	2,909	2,654
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (h)(i)	490	486
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (h)	3,006	3,136
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (h)(i)	1,792	1,931
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (h)	1,828	1,892
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (h)	1,000	987
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (h)	2,960	2,659
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (h)(i)	750	752
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (h)	2,112	2,195
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (h)(i)	590	615
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (h)	618	637
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (h)(i)	1,750	1,772
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (h)	1,117	1,179
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (h)(i)	6,990	7,290
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (h)(i)	1,450	1,509
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (h)	3,334	3,500
BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 4.965% 9/15/2036 (f)(h)(i)	4,365	4,352
BX Commercial Mortgage Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 4.935% 6/15/2038 (f)(h)(i)	3,970	3,968
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 4.854% 9/15/2034 (f)(h)(i)	5,525	5,514
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.164% 10/15/2036 (f)(h)(i)	7,968	7,963
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.562% 10/15/2036 (f)(h)(i)	5,348	5,347
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.135% 6/15/2038 (f)(h)(i)	1,070	1,069
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.365% 6/15/2038 (f)(h)(i)	965	965
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.115% 11/15/2038 (f)(h)(i)	4,099	4,098
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.14% 1/17/2039 (f)(h)(i)	6,334	6,332
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.842% 8/15/2039 (f)(h)(i)	7,395	7,419
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.592% 4/15/2041 (f)(h)(i)	4,275	4,290
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (f)(h)(i)	11,410	11,612
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.041% 7/15/2041 (f)(h)(i)	1,153	1,157
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.491% 7/15/2041 (f)(h)(i)	1,414	1,421
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.792% 8/15/2041 (f)(h)(i)	5,162	5,165
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (f)(h)(i)	3,606	3,719
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (f)(h)	3,677	3,811
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.145% 8/10/2042 (f)(h)(i)	5,942	6,059
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.345% 7/15/2038 (f)(h)(i)	1,327	1,328
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.645% 7/15/2038 (f)(h)(i)	1,086	1,087
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 5.965% 7/15/2038 (f)(h)(i)	1,134	1,136
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037 (f)(h)	4,554	4,533
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.60% 12/15/2039 (f)(h)(i)	2,748	2,753
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (f)(h)	3,795	3,376
American Funds Insurance Series — Page 121 of 319

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.841% 5/15/2041 (f)(h)(i)	USD8,302	$8,329
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/10/2038 (f)(h)(i)	1,214	1,215
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (h)	2,489	2,280
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.543% 3/15/2042 (f)(h)(i)	2,059	2,063
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (f)(h)(i)	5,246	5,434
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (f)(h)(i)	10,151	10,500
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (f)(h)	1,522	1,372
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (f)(h)	578	510
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (f)(h)(i)	100	84
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.743% 11/15/2039 (f)(h)(i)	1,960	1,966
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (f)(h)	13,772	13,132
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.066% 4/15/2038 (f)(h)(i)	487	488
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.792% 4/15/2055 (h)(i)	370	348
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.756% 5/25/2055 (f)(h)(i)	577	581
SCG Hotel Issuer, Inc, Series 2025-SNIP, Class A, 5.75% 9/15/2030 (f)(h)(i)	1,543	1,550
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.542% 5/15/2039 (f)(h)(i)	3,964	3,959
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (f)(h)	2,194	1,953
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 4.995% 11/15/2038 (f)(h)(i)	4,033	4,030
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.15% 1/15/2039 (f)(h)(i)	10,709	10,699
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.593% 2/15/2042 (f)(h)(i)	9,322	9,287
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (f)(h)(i)	345	348
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (h)(i)	1,620	1,552
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (h)	430	452
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.939% 11/15/2027 (f)(h)(i)	5,716	5,742
		240,694
Collateralized mortgage-backed obligations (privately originated) 0.25%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (f)(h)(k)	5,895	5,938
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (f)(h)(i)	606	549
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (f)(h)(k)	515	519
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (f)(h)(i)	5,486	5,393
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (f)(h)(k)	1,529	1,522
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (f)(h)(k)	2,606	2,623
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (h)	108	110
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (f)(h)	6,511	6,297
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.506% 9/25/2042 (f)(h)(i)	241	243
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.606% 5/25/2044 (f)(h)(i)	3,536	3,555
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (f)(h)	3,552	3,451
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (f)(h)(i)	6,890	7,056
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034 (h)	205	207
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (f)(h)(k)	1,987	1,995
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (f)(h)(k)	2,305	2,337
American Funds Insurance Series — Page 122 of 319

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (f)(h)(k)	USD634	$640
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (f)(h)(k)	4,410	4,407
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (f)(h)(k)	1,965	1,983
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (f)(h)	2,443	2,405
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (f)(h)	2,635	2,499
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.90% 10/17/2041 (f)(h)(i)	4,921	4,941
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.601% 2/17/2042 (f)(h)(i)	674	676
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (f)(h)	2,390	2,321
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (f)(h)(k)	1,094	1,104
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (f)(h)(k)	1,764	1,777
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028) (f)(h)(k)	1,835	1,837
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (f)(h)(k)	1,174	1,184
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (f)(h)(k)	504	507
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (f)(h)(k)	2,603	2,602
		70,678
Total mortgage-backed obligations		3,078,925
U.S. Treasury bonds & notes 8.16% U.S. Treasury 8.10%
U.S. Treasury 5.00% 10/31/2025	2,167	2,169
U.S. Treasury 4.875% 11/30/2025	12,250	12,265
U.S. Treasury 0.50% 2/28/2026	42,515	41,932
U.S. Treasury 4.625% 2/28/2026	1,878	1,884
U.S. Treasury 3.625% 5/15/2026	1,071	1,070
U.S. Treasury 4.625% 6/30/2026	17,210	17,315
U.S. Treasury 4.125% 2/15/2027	1,258	1,265
U.S. Treasury 2.625% 5/31/2027	96,250	94,663
U.S. Treasury 0.50% 6/30/2027	28,098	26,622
U.S. Treasury 3.75% 6/30/2027	18,100	18,135
U.S. Treasury 3.50% 9/30/2027	290,367	289,766
U.S. Treasury 4.125% 9/30/2027	90,000	90,879
U.S. Treasury 4.00% 2/29/2028	46,200	46,612
U.S. Treasury 3.625% 3/31/2028	9	9
U.S. Treasury 3.50% 4/30/2028	5,600	5,584
U.S. Treasury 3.375% 9/15/2028	22,721	22,566
U.S. Treasury 4.00% 1/31/2029	8,844	8,941
U.S. Treasury 2.875% 4/30/2029	50,000	48,682
U.S. Treasury 4.25% 6/30/2029	28,885	29,462
U.S. Treasury 4.00% 3/31/2030	83,865	84,835
U.S. Treasury 0.625% 5/15/2030	9,358	8,135
U.S. Treasury 3.875% 6/30/2030	21,920	22,056
U.S. Treasury 4.00% 7/31/2030	8,160	8,252
U.S. Treasury 3.625% 9/30/2030	388,767	386,808
U.S. Treasury 4.875% 10/31/2030	45,491	47,826
U.S. Treasury 4.25% 6/30/2031	17,165	17,544
U.S. Treasury 2.875% 5/15/2032	50,000	47,011
U.S. Treasury 4.00% 6/30/2032	17,325	17,418
U.S. Treasury 3.875% 9/30/2032	111,498	111,141
U.S. Treasury 4.125% 11/15/2032	648	656
U.S. Treasury 3.50% 2/15/2033	27,034	26,250
American Funds Insurance Series — Page 123 of 319

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.875% 8/15/2033	USD114,911	$113,979
U.S. Treasury 4.375% 5/15/2034	14,285	14,617
U.S. Treasury 4.25% 11/15/2034	2,075	2,099
U.S. Treasury 4.25% 8/15/2035	140,223	141,351
U.S. Treasury 1.375% 11/15/2040	51,338	33,514
U.S. Treasury 1.75% 8/15/2041	24,960	16,943
U.S. Treasury 2.00% 11/15/2041	1,058	743
U.S. Treasury 4.625% 5/15/2044	14,927	14,821
U.S. Treasury 5.00% 5/15/2045	3,325	3,453
U.S. Treasury 4.875% 8/15/2045	114,801	117,348
U.S. Treasury 2.50% 2/15/2046	3,365	2,375
U.S. Treasury 3.00% 5/15/2047	8,383	6,384
U.S. Treasury 3.00% 2/15/2048	301	227
U.S. Treasury 2.25% 2/15/2052 (l)	72,025	44,678
U.S. Treasury 4.00% 11/15/2052	5,700	5,042
U.S. Treasury 3.625% 2/15/2053 (l)	121,025	100,062
U.S. Treasury 3.625% 5/15/2053	18,989	15,685
U.S. Treasury 4.25% 2/15/2054	17,191	15,867
U.S. Treasury 4.25% 8/15/2054	37,315	34,461
U.S. Treasury 4.625% 2/15/2055	6,175	6,069
U.S. Treasury 4.75% 5/15/2055	54,315	54,480
		2,281,951
U.S. Treasury inflation-protected securities 0.06%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025 (m)	3,793	3,792
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (m)	12,556	11,991
		15,783
Total U.S. Treasury bonds & notes		2,297,734
Corporate bonds, notes & loans 7.21% Financials 1.47%
AerCap Ireland Capital DAC 2.45% 10/29/2026	4,890	4,806
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (c)(f)(i)(n)	4,813	4,777
AG Issuer, LLC 6.25% 3/1/2028 (f)	4,470	4,482
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025) (f)(k)	4,250	4,254
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (f)	1,940	1,909
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (f)	2,295	2,292
Ally Financial, Inc. 8.00% 11/1/2031	2,688	3,060
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (k)	4,810	4,818
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (k)	2,407	2,639
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (k)	2,885	3,002
American International Group, Inc. 5.125% 3/27/2033	2,187	2,251
American International Group, Inc. 5.45% 5/7/2035	530	552
AmWINS Group, Inc. 4.875% 6/30/2029 (f)	1,348	1,311
Aon North America, Inc. 5.45% 3/1/2034	600	625
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (f)	2,415	2,541
Aretec Group, Inc. 7.50% 4/1/2029 (f)	1,250	1,257
Arthur J. Gallagher & Co. 5.15% 2/15/2035	3,194	3,234
Arthur J. Gallagher & Co. 5.55% 2/15/2055	779	762
Athene Holding, Ltd. 6.625% 5/19/2055	770	825
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (k)	2,176	2,061
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (k)	485	459
American Funds Insurance Series — Page 124 of 319

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (k)	USD5,533	$5,787
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (k)	1,000	888
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (k)	4,064	4,206
Bank of Montreal 4.35% 9/22/2031 (USD-SOFR + 0.75% on 9/22/2030) (k)	507	505
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (k)	361	371
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (k)	326	337
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (f)(k)	2,220	2,341
Berkshire Hathaway, Inc. 3.125% 3/15/2026	448	446
Blackstone Private Credit Fund 6.00% 11/22/2034	2,020	2,070
Block, Inc. 5.625% 8/15/2030 (f)	2,110	2,139
Block, Inc. 3.50% 6/1/2031	2,325	2,166
Blue Owl Credit Income Corp. 4.70% 2/8/2027	1,230	1,228
Blue Owl Credit Income Corp. 6.65% 3/15/2031	800	841
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (f)(k)	2,535	2,378
Boost Newco Borrower, LLC 7.50% 1/15/2031 (f)	1,150	1,221
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (f)(k)	8,155	8,519
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (f)(k)	3,015	3,095
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (f)(k)	7,045	7,543
Brown & Brown, Inc. 4.60% 12/23/2026	1,250	1,257
Brown & Brown, Inc. 5.25% 6/23/2032	358	367
Brown & Brown, Inc. 5.55% 6/23/2035	7,665	7,891
Brown & Brown, Inc. 6.25% 6/23/2055	5,952	6,268
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (f)(k)	938	976
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (f)(k)	4,764	4,943
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (f)(k)	5,200	5,255
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (f)(k)	602	617
Chubb INA Holdings, LLC 3.35% 5/3/2026	880	876
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,623	4,743
Chubb INA Holdings, LLC 4.90% 8/15/2035	600	604
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	353
Citibank, NA 4.914% 5/29/2030	4,825	4,959
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (k)	7,250	7,345
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (k)	2,242	2,300
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (k)	4,750	4,774
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (k)	53	49
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (k)	400	400
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (k)	2,506	2,227
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (k)	1,299	1,361
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (k)	1,771	1,811
CME Group, Inc. 3.75% 6/15/2028	3,069	3,062
Coinbase Global, Inc. 3.375% 10/1/2028 (f)	6,514	6,188
Coinbase Global, Inc. 3.625% 10/1/2031 (f)	5,766	5,150
Corebridge Financial, Inc. 3.65% 4/5/2027	914	907
Corebridge Financial, Inc. 3.85% 4/5/2029	556	548
Corebridge Financial, Inc. 3.90% 4/5/2032	315	301
Corebridge Financial, Inc. 4.35% 4/5/2042	182	157
Corebridge Financial, Inc. 4.40% 4/5/2052	438	363
Denali Intermediate Holdings, Inc., Term Loan, (1-month CME Term SOFR + 5.50%) 9.666% 8/26/2032 (c)(i)(n)	2,036	2,036
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (k)	6,650	6,505
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (k)	1,109	1,129
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (k)	2,016	2,118
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (k)	750	802
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (k)	300	284
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unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025) (f)(k)	USD6,945	$6,947
FS KKR Capital Corp. 6.125% 1/15/2031	2,800	2,775
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (k)	1,970	1,924
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (k)	3,584	3,509
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (k)	8,513	8,624
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (k)	1,443	1,507
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (k)	1,792	1,386
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (k)	937	850
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (k)	873	787
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (k)	15,084	15,572
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (k)	809	854
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (k)	537	591
HUB International, Ltd. 7.375% 1/31/2032 (f)	690	719
Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,020	2,112
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (f)(k)	4,122	4,866
ION Platform Finance US, Inc. 7.875% 9/30/2032 (f)	1,485	1,475
Jane Street Group, LLC 6.75% 5/1/2033 (f)	3,015	3,134
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (f)	1,360	1,423
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (k)	2,666	2,637
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (k)	1,066	1,078
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (k)	1,550	1,554
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (k)	3,351	3,396
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (k)	3,630	3,662
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (k)	4,250	4,486
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (k)	927	969
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (k)	4,261	4,312
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (k)	1,081	1,117
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (k)	4,943	5,213
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (k)	1,222	1,198
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	1,705	1,721
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	7,000	7,166
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,250	2,279
Marsh & McLennan Cos., Inc. 4.90% 3/15/2049	719	662
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	920	593
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,000	1,963
Mastercard, Inc. 4.35% 1/15/2032	551	554
Mastercard, Inc. 4.85% 3/9/2033	258	265
Metropolitan Life Global Funding I 5.15% 3/28/2033 (f)	1,600	1,659
Morgan Stanley 3.125% 7/27/2026	325	323
Morgan Stanley 6.138% 10/16/2026 (USD-SOFR + 1.77% on 10/16/2025) (k)	3,400	3,402
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (k)	2,013	2,053
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (k)	3,995	4,090
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (k)	1,547	1,599
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (k)	3,584	3,674
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (k)	1,506	1,555
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030) (k)	575	537
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (k)	410	423
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (k)	3,136	3,172
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032 (f)	1,230	1,287
Navient Corp. 6.75% 6/15/2026	150	152
Navient Corp. 5.50% 3/15/2029	11,105	10,895
Navient Corp. 11.50% 3/15/2031	4,860	5,486
American Funds Insurance Series — Page 126 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Navient Corp. 7.875% 6/15/2032	USD1,095	$1,154
New York Life Global Funding 2.35% 7/14/2026 (f)	529	522
New York Life Global Funding 4.55% 1/28/2033 (f)	1,132	1,131
Northwestern Mutual Global Funding 1.75% 1/11/2027 (f)	2,240	2,180
PayPal Holdings, Inc. 2.65% 10/1/2026	593	586
PayPal Holdings, Inc. 2.30% 6/1/2030	552	508
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (f)	1,375	1,422
Planet Financial Group, LLC 10.50% 12/15/2029 (f)	685	721
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (k)	1,720	1,723
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (k)	442	455
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (k)	596	622
Power Finance Corp., Ltd. 5.25% 8/10/2028	383	391
Power Finance Corp., Ltd. 6.15% 12/6/2028	350	368
Power Finance Corp., Ltd. 4.50% 6/18/2029	554	553
Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,183
Prudential Financial, Inc. 4.35% 2/25/2050	1,976	1,675
Prudential Financial, Inc. 3.70% 3/13/2051	677	513
Rocket Mortgage, LLC 2.875% 10/15/2026 (f)	2,110	2,068
Rocket Mortgage, LLC 3.625% 3/1/2029 (f)	1,505	1,437
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR + 1.13% on 5/2/2030) (k)	4,000	4,098
SLM Corp. 6.50% 1/31/2030	1,460	1,523
Starwood Property Trust, Inc. 4.375% 1/15/2027 (f)	3,580	3,552
Starwood Property Trust, Inc. 5.25% 10/15/2028 (f)	4,650	4,654
Starwood Property Trust, Inc. 7.25% 4/1/2029 (f)	970	1,020
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (f)(k)	1,000	1,010
Travelers Cos., Inc. 4.00% 5/30/2047	771	638
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (k)	2,000	2,005
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (k)	1,677	1,817
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (k)	506	519
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.752% 5/6/2032 (i)(n)	2,190	2,234
U.S. Bancorp 2.375% 7/22/2026	3,584	3,540
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (k)	3,808	3,944
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (f)(k)	800	793
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (f)(k)	3,575	3,694
UniCredit SpA 4.625% 4/12/2027 (f)	625	628
Voyager Parent, LLC 9.25% 7/1/2032 (f)	5,950	6,296
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (k)	6,295	6,443
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (k)	358	348
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (k)	6,474	6,858
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (k)	3,360	3,734
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (k)	2,980	2,676
Westpac Banking Corp. 2.963% 11/16/2040	1,344	1,030
WEX, Inc. 6.50% 3/15/2033 (f)	1,025	1,048
		414,425
Communication services 0.88%
Alphabet, Inc. 5.25% 5/15/2055	4,821	4,835
Alphabet, Inc. 5.30% 5/15/2065	1,876	1,868
AT&T, Inc. 2.25% 2/1/2032	800	701
AT&T, Inc. 3.50% 9/15/2053	5,140	3,558
CCO Holdings, LLC 4.75% 3/1/2030 (f)	1,350	1,296
American Funds Insurance Series — Page 127 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings, LLC 4.50% 8/15/2030 (f)	USD5,750	$5,434
CCO Holdings, LLC 4.25% 2/1/2031 (f)	9,361	8,629
CCO Holdings, LLC 4.75% 2/1/2032 (f)	3,115	2,883
CCO Holdings, LLC 4.50% 5/1/2032	7,189	6,547
CCO Holdings, LLC 4.50% 6/1/2033 (f)	2,085	1,855
CCO Holdings, LLC 4.25% 1/15/2034 (f)	3,260	2,821
Charter Communications Operating, LLC 4.40% 4/1/2033	1,000	949
Charter Communications Operating, LLC 4.80% 3/1/2050	4,823	3,822
Charter Communications Operating, LLC 3.70% 4/1/2051	5,493	3,626
Charter Communications Operating, LLC 3.90% 6/1/2052	11,863	8,040
Charter Communications Operating, LLC 5.25% 4/1/2053	4,965	4,152
Charter Communications Operating, LLC 6.70% 12/1/2055	1,048	1,061
Comcast Corp. 2.35% 1/15/2027	3,584	3,514
Comcast Corp. 4.80% 5/15/2033	2,165	2,188
Connect Finco SARL 9.00% 9/15/2029 (f)	8,125	8,553
CSC Holdings, LLC 5.50% 4/15/2027 (f)	1,400	1,330
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 9.00% 4/15/2027 (i)(n)	970	940
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.65% 1/18/2028 (i)(n)	2,659	2,649
DIRECTV Financing, LLC 5.875% 8/15/2027 (f)	2,352	2,351
DIRECTV Financing, LLC 8.875% 2/1/2030 (f)	2,825	2,794
DISH Network Corp. 11.75% 11/15/2027 (f)	10,154	10,754
EchoStar Corp. 10.75% 11/30/2029	6,925	7,624
EchoStar Corp. 6.75% PIK 11/30/2030 (g)	3,759	3,878
Embarq, LLC 7.995% 6/1/2036	8,084	4,047
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (f)	6,550	6,621
Frontier Communications Holdings, LLC 5.875% 11/1/2029	5,591	5,655
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (f)	3,196	3,236
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (f)	1,100	1,150
Gray Media, Inc. 10.50% 7/15/2029 (f)	7,305	7,905
Gray Media, Inc. 4.75% 10/15/2030 (f)	1,656	1,273
Gray Media, Inc. 5.375% 11/15/2031 (f)	4,790	3,602
Gray Media, Inc. 9.625% 7/15/2032 (f)	495	506
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.53% 6/4/2029 (i)(n)	22	22
Ligado Networks, LLC, 17.50% PIK 11/1/2023 (f)(g)(o)	6,915	2,299
Ligado Networks, LLC, Term Loan, 17.50% PIK 05/05/2028 (c)(g)(n)	2,079	2,080
Lindblad Expeditions, LLC 7.00% 9/15/2030 (f)	815	831
Meta Platforms, Inc. 5.40% 8/15/2054	7,084	7,004
Nexstar Media, Inc. 5.625% 7/15/2027 (f)	1,875	1,874
Nexstar Media, Inc. 4.75% 11/1/2028 (f)	2,950	2,882
SBA Tower Trust 1.631% 11/15/2026 (f)	7,802	7,576
Sinclair Television Group, Inc. 8.125% 2/15/2033 (f)	1,375	1,412
Sirius XM Radio, LLC 4.00% 7/15/2028 (f)	6,650	6,431
Sirius XM Radio, LLC 4.125% 7/1/2030 (f)	7,282	6,835
Sirius XM Radio, LLC 3.875% 9/1/2031 (f)	7,547	6,844
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,185	2,106
T-Mobile USA, Inc. 1.50% 2/15/2026	52	51
T-Mobile USA, Inc. 2.05% 2/15/2028	325	310
T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,955
T-Mobile USA, Inc. 4.80% 7/15/2028	4,000	4,074
T-Mobile USA, Inc. 5.125% 5/15/2032	3,623	3,730
T-Mobile USA, Inc. 5.30% 5/15/2035	4,665	4,780
Univision Communications, Inc. 8.00% 8/15/2028 (f)	300	311
Univision Communications, Inc. 4.50% 5/1/2029 (f)	6,234	5,885
Univision Communications, Inc. 7.375% 6/30/2030 (f)	1,216	1,223
American Funds Insurance Series — Page 128 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Univision Communications, Inc. 9.375% 8/1/2032 (f)	USD1,375	$1,466
Verizon Communications, Inc. 2.55% 3/21/2031	410	373
Verizon Communications, Inc. 2.355% 3/15/2032	2,944	2,583
Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,992
Verizon Communications, Inc. 5.25% 4/2/2035	6,387	6,497
Verizon Communications, Inc. 5.401% 7/2/2037 (f)	181	184
Verizon Communications, Inc. 2.85% 9/3/2041	238	173
Verizon Communications, Inc. 2.987% 10/30/2056	1,537	949
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	2,163	2,135
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	15,231	12,169
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,525	1,138
X Corp., Term Loan B3, 9.50% 10/26/2029 (n)	2,675	2,690
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.958% 10/26/2029 (i)(n)	2,769	2,720
		248,231
Health care 0.85%
1261229 B.C., Ltd. 10.00% 4/15/2032 (f)	1,840	1,888
AbbVie, Inc. 5.20% 3/15/2035	3,056	3,164
AbbVie, Inc. 5.40% 3/15/2054	4,085	4,065
AbbVie, Inc. 5.60% 3/15/2055	2,261	2,315
AdaptHealth, LLC 6.125% 8/1/2028 (f)	645	644
AdaptHealth, LLC 4.625% 8/1/2029 (f)	1,990	1,884
AdaptHealth, LLC 5.125% 3/1/2030 (f)	1,010	964
Amgen, Inc. 5.25% 3/2/2030	129	134
Amgen, Inc. 5.25% 3/2/2033	2,990	3,098
Amgen, Inc. 5.60% 3/2/2043	1,500	1,521
Amgen, Inc. 5.65% 3/2/2053	2,464	2,459
Amgen, Inc. 4.40% 2/22/2062	1,697	1,360
Amgen, Inc. 5.75% 3/2/2063	538	537
AstraZeneca Finance, LLC 1.75% 5/28/2028	1,677	1,588
AstraZeneca Finance, LLC 4.90% 2/26/2031	1,658	1,713
AstraZeneca Finance, LLC 2.25% 5/28/2031	665	602
AstraZeneca Finance, LLC 5.00% 2/26/2034	3,181	3,282
AstraZeneca PLC 3.375% 11/16/2025	1,022	1,021
Bausch Health Americas, Inc. 8.50% 1/31/2027 (f)	4,000	3,964
Bausch Health Cos., Inc. 4.875% 6/1/2028 (f)	4,175	3,740
Bausch Health Cos., Inc. 11.00% 9/30/2028 (f)	1,525	1,587
Bausch Health Cos., Inc. 5.25% 2/15/2031 (f)	1,000	656
Baxter International, Inc. 1.915% 2/1/2027	4,739	4,595
Baxter International, Inc. 2.272% 12/1/2028	3,180	2,985
Bayer US Finance, LLC 6.125% 11/21/2026 (f)	5,419	5,515
Bayer US Finance, LLC 6.25% 1/21/2029 (f)	3,092	3,253
Bristol-Myers Squibb Co. 5.10% 2/22/2031	187	195
Bristol-Myers Squibb Co. 5.20% 2/22/2034	825	856
Bristol-Myers Squibb Co. 5.65% 2/22/2064	2,550	2,531
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (f)	1,750	1,700
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (f)	285	302
Cigna Group (The) 5.25% 1/15/2036	7,390	7,487
Cigna Group (The) 6.00% 1/15/2056	4,957	5,146
CVS Health Corp. 5.00% 1/30/2029	3,831	3,907
CVS Health Corp. 5.40% 6/1/2029	4,144	4,286
CVS Health Corp. 5.55% 6/1/2031	3,039	3,180
CVS Health Corp. 5.70% 6/1/2034	4,053	4,231
CVS Health Corp. 6.20% 9/15/2055	4,630	4,769
American Funds Insurance Series — Page 129 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
DaVita, Inc. 3.75% 2/15/2031 (f)	USD2,865	$2,626
DaVita, Inc. 6.875% 9/1/2032 (f)	810	837
DaVita, Inc. 6.75% 7/15/2033 (f)	1,600	1,651
Elevance Health, Inc. 5.20% 2/15/2035	610	622
Elevance Health, Inc. 5.125% 2/15/2053	308	282
Elevance Health, Inc. 5.70% 9/15/2055	7,000	6,943
Eli Lilly and Co. 5.10% 2/12/2035	8,075	8,357
Eli Lilly and Co. 5.55% 10/15/2055	4,346	4,474
Eli Lilly and Co. 5.65% 10/15/2065	2,654	2,743
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (f)	2,200	2,363
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.163% 4/23/2031 (i)(n)	2,549	2,556
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	1,522	1,553
Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,772
Gilead Sciences, Inc. 5.10% 6/15/2035	500	514
Humana, Inc. 5.375% 4/15/2031	2,862	2,945
Humana, Inc. 5.55% 5/1/2035	6,289	6,410
Humana, Inc. 5.75% 4/15/2054	1,359	1,298
Insulet Corp. 6.50% 4/1/2033 (f)	2,885	3,002
Medline Borrower, LP 6.25% 4/1/2029 (f)	2,050	2,105
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	1,983	1,997
Molina Healthcare, Inc. 4.375% 6/15/2028 (f)	545	532
Molina Healthcare, Inc. 3.875% 11/15/2030 (f)	2,899	2,685
Novant Health, Inc. 3.168% 11/1/2051	3,360	2,283
Novartis Capital Corp. 2.00% 2/14/2027	570	557
Owens & Minor, Inc. 4.50% 3/31/2029 (f)	6,164	4,953
Owens & Minor, Inc. 6.625% 4/1/2030 (f)	2,300	1,900
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,000	967
Radiology Partners, Inc. 8.50% 7/15/2032 (f)	4,445	4,605
Roche Holdings, Inc. 4.203% 9/9/2029 (f)	3,450	3,468
Roche Holdings, Inc. 4.592% 9/9/2034 (f)	2,244	2,245
Summa Health 3.511% 11/15/2051	1,483	1,204
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	8,987	9,138
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	1,983	2,044
Tenet Healthcare Corp. 4.625% 6/15/2028	645	640
Tenet Healthcare Corp. 4.25% 6/1/2029	1,975	1,930
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	5,360	5,269
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	11,995	12,070
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,000	2,289
UnitedHealth Group, Inc. 4.95% 1/15/2032	5,863	6,009
UnitedHealth Group, Inc. 5.15% 7/15/2034	3,650	3,747
UnitedHealth Group, Inc. 5.30% 6/15/2035	5,621	5,813
UnitedHealth Group, Inc. 5.625% 7/15/2054	5,400	5,375
UnitedHealth Group, Inc. 5.95% 6/15/2055	4,549	4,746
Viatris, Inc. 4.00% 6/22/2050	3,161	2,158
		239,801
Consumer discretionary 0.79%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.765% 3/11/2030 (c)(i)(n)	127	127
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.98% Cash 3/11/2030 (c)(g)(i)(n)	118	118
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	452
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	761
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	185
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (f)	2,115	2,054
American Funds Insurance Series — Page 130 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Bath & Body Works, Inc. 6.875% 11/1/2035	USD350	$365
Beach Acquisition Bidco, LLC 10.75% PIK or 10.00% Cash 7/15/2033 (f)(g)	7,125	7,703
Carnival Corp. 4.00% 8/1/2028 (f)	2,375	2,343
Carnival Corp. 5.125% 5/1/2029 (f)	1,500	1,500
Carnival Corp. 6.125% 2/15/2033 (f)	1,270	1,303
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (f)	6,570	6,665
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (f)	604	615
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (f)	1,350	1,273
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (f)	3,281	3,368
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (f)	8,140	8,376
Flutter Treasury DAC 5.875% 6/4/2031 (f)	5,937	6,030
Flutter Treasury DAC 6.125% 6/4/2031	GBP1,700	2,310
Ford Motor Credit Co., LLC 6.798% 11/7/2028	USD2,111	2,205
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,385	3,436
Ford Motor Credit Co., LLC 5.875% 11/7/2029	6,830	6,951
Ford Motor Credit Co., LLC 5.73% 9/5/2030	6,818	6,877
Ford Motor Credit Co., LLC 6.532% 3/19/2032	4,600	4,789
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,524
Ford Motor Credit Co., LLC 6.125% 3/8/2034	4,236	4,259
Ford Motor Credit Co., LLC 6.50% 2/7/2035	4,370	4,492
General Motors Financial Co., Inc. 5.35% 1/7/2030	10,705	10,968
General Motors Financial Co., Inc. 5.90% 1/7/2035	5,417	5,592
Great Canadian Gaming Corp. 8.75% 11/15/2029 (f)	3,525	3,488
Group 1 Automotive, Inc. 6.375% 1/15/2030 (f)	1,385	1,419
Hanesbrands, Inc. 9.00% 2/15/2031 (f)	1,625	1,722
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (f)	1,885	1,785
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (f)	3,580	3,445
Home Depot, Inc. 1.50% 9/15/2028	3,000	2,808
Home Depot, Inc. 3.90% 12/6/2028	825	826
Home Depot, Inc. 2.95% 6/15/2029	1,174	1,133
Home Depot, Inc. 1.875% 9/15/2031	3,000	2,622
Home Depot, Inc. 4.50% 12/6/2048	428	376
Home Depot, Inc. 5.30% 6/25/2054	3,000	2,938
Hyatt Hotels Corp. 5.05% 3/30/2028	3,726	3,788
Hyatt Hotels Corp. 5.75% 3/30/2032	3,520	3,673
Hyundai Capital America 1.50% 6/15/2026 (f)	762	748
Hyundai Capital America 5.45% 6/24/2026 (f)	3,905	3,938
Hyundai Capital America 4.875% 6/23/2027 (f)	1,334	1,346
Hyundai Capital America 5.275% 6/24/2027 (f)	6,273	6,372
Hyundai Capital America 2.375% 10/15/2027 (f)	2,311	2,225
Hyundai Capital America 4.90% 6/23/2028 (f)	4,992	5,064
Hyundai Capital America 2.10% 9/15/2028 (f)	2,756	2,584
Hyundai Capital America 5.30% 1/8/2030 (f)	10,081	10,357
Hyundai Capital America 5.10% 6/24/2030 (f)	4,980	5,089
Hyundai Capital America 5.40% 1/8/2031 (f)	991	1,022
International Game Technology PLC 5.25% 1/15/2029 (f)	2,445	2,436
KB Home 7.25% 7/15/2030	1,295	1,337
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (f)	440	431
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (f)	1,025	1,085
Lithia Motors, Inc. 3.875% 6/1/2029 (f)	2,900	2,772
Lithia Motors, Inc. 4.375% 1/15/2031 (f)	1,025	974
Marriott International, Inc. 4.90% 4/15/2029	1,207	1,233
Marriott International, Inc. 2.75% 10/15/2033	2,500	2,172
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (f)	528	510
American Funds Insurance Series — Page 131 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 4.60% 9/9/2032	USD642	$651
McDonald’s Corp. 4.95% 3/3/2035	4,392	4,452
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (f)	1,710	1,708
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025 (f)	1,344	1,346
Newell Brands, Inc. 8.50% 6/1/2028 (f)	715	758
Newell Brands, Inc. 6.625% 9/15/2029	1,850	1,864
Newell Brands, Inc. 6.375% 5/15/2030	535	531
Newell Brands, Inc. 6.625% 5/15/2032	385	381
Newell Brands, Inc. 7.375% 4/1/2036	1,025	1,021
Newell Brands, Inc. 7.00% 4/1/2046	475	419
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (f)	320	309
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (f)	1,940	2,037
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (f)	1,600	1,694
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (f)	1,220	1,310
Party City Holdings, Inc. 0% 8/27/2030 (c)	1,355	27
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (f)	910	918
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (f)	1,030	1,057
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	4,423	4,451
Sally Holdings, LLC 6.75% 3/1/2032	920	958
Sands China, Ltd. 2.30% 3/8/2027	1,859	1,807
Sonic Automotive, Inc. 4.625% 11/15/2029 (f)	3,645	3,543
Sonic Automotive, Inc. 4.875% 11/15/2031 (f)	2,215	2,120
Toyota Motor Credit Corp. 0.80% 1/9/2026	384	380
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,240	2,185
Travel + Leisure Co. 4.50% 12/1/2029 (f)	2,100	2,030
Universal Entertainment Corp. 9.875% 8/1/2029 (f)	1,230	1,222
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025 (f)	3,446	3,445
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.752% 7/1/2032 (i)(n)	2,115	2,122
		223,105
Information technology 0.68%
Accenture Capital, Inc. 4.25% 10/4/2031	4,734	4,730
Accenture Capital, Inc. 4.50% 10/4/2034	4,453	4,395
ams-OSRAM AG 12.25% 3/30/2029 (f)	1,340	1,443
Analog Devices, Inc. 5.05% 4/1/2034	1,281	1,330
Analog Devices, Inc. 5.30% 4/1/2054	1,762	1,734
Broadcom, Inc. 5.20% 7/15/2035	780	804
Broadcom, Inc. 3.137% 11/15/2035 (f)	600	519
Broadcom, Inc. 4.80% 2/15/2036	301	300
Broadcom, Inc. 4.90% 2/15/2038	6,167	6,137
Cisco Systems, Inc. 4.95% 2/26/2031	313	324
Cisco Systems, Inc. 5.05% 2/26/2034	12	12
Cisco Systems, Inc. 5.10% 2/24/2035	9,674	10,010
Cloud Software Group, Inc. 6.50% 3/31/2029 (f)	4,125	4,167
Cloud Software Group, Inc. 9.00% 9/30/2029 (f)	3,750	3,894
Cloud Software Group, Inc. 8.25% 6/30/2032 (f)	2,975	3,159
CommScope Technologies, LLC 5.00% 3/15/2027 (f)	5,703	5,663
CommScope, LLC 8.25% 3/1/2027 (f)	1,527	1,545
CommScope, LLC 7.125% 7/1/2028 (f)	1,973	1,982
CommScope, LLC 9.50% 12/15/2031 (f)	400	414
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.913% 12/17/2029 (i)(n)	485	491
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (f)	7,575	8,010
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.913% 11/22/2032 (i)(n)	225	230
Fair Isaac Corp. 4.00% 6/15/2028 (f)	1,050	1,022
American Funds Insurance Series — Page 132 of 319

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Fair Isaac Corp. 6.00% 5/15/2033 (f)	USD3,925	$3,984
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.288% 9/13/2029 (e)(i)(n)	730	736
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 8.129% 7/30/2032 (i)(n)	2,180	2,174
Gen Digital, Inc. 6.25% 4/1/2033 (f)	1,375	1,407
Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	12,731
Hughes Satellite Systems Corp. 6.625% 8/1/2026	9,228	8,784
Intel Corp. 3.05% 8/12/2051	3,212	2,040
Intel Corp. 5.60% 2/21/2054	6,636	6,376
ION Trading Technologies SARL 9.50% 5/30/2029 (f)	560	594
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.413% 3/20/2032 (i)(n)	1,741	1,746
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.163% 3/20/2033 (i)(n)	900	902
Microchip Technology, Inc. 5.05% 3/15/2029	3,000	3,067
Microchip Technology, Inc. 5.05% 2/15/2030	661	676
NCR Atleos Corp. 9.50% 4/1/2029 (f)	4,144	4,489
Oracle Corp. 5.25% 2/3/2032	493	509
Oracle Corp. 5.50% 8/3/2035	647	666
Oracle Corp. 5.20% 9/26/2035	7,845	7,891
Oracle Corp. 5.875% 9/26/2045	280	281
Oracle Corp. 6.00% 8/3/2055	9,201	9,243
Oracle Corp. 5.95% 9/26/2055	4,112	4,102
Oracle Corp. 6.10% 9/26/2065	3,733	3,729
Pagaya US Holding Co., LLC 8.875% 8/1/2030 (f)	3,700	3,455
Roper Technologies, Inc. 5.10% 9/15/2035	357	360
Shift4 Payments, LLC 6.75% 8/15/2032 (f)	2,400	2,483
Synopsys, Inc. 5.15% 4/1/2035	4,181	4,255
Synopsys, Inc. 5.70% 4/1/2055	2,521	2,546
Texas Instruments, Inc. 4.60% 2/8/2029	2,222	2,269
Texas Instruments, Inc. 4.85% 2/8/2034	1,203	1,236
Texas Instruments, Inc. 5.10% 5/23/2035	4,500	4,642
Texas Instruments, Inc. 5.15% 2/8/2054	4,750	4,584
UKG, Inc. 6.875% 2/1/2031 (f)	950	981
Unisys Corp. 10.625% 1/15/2031 (f)	1,228	1,309
Viasat, Inc. 5.625% 4/15/2027 (f)	6,733	6,712
Viasat, Inc. 6.50% 7/15/2028 (f)	1,900	1,859
Viasat, Inc. 7.50% 5/30/2031 (f)	6,626	6,226
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.778% 3/2/2029 (i)(n)	4,042	3,999
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.75% 5/30/2030 (i)(n)	105	103
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (e)(g)	1,123	1,230
X.AI Corp. 12.50% 6/30/2030	2,485	2,612
Xerox Holdings Corp. 5.50% 8/15/2028 (f)	600	354
Xerox Holdings Corp. 8.875% 11/30/2029 (f)	779	425
		190,082
Energy 0.66%
Antero Midstream Partners, LP 5.375% 6/15/2029 (f)	2,390	2,383
Antero Midstream Partners, LP 6.625% 2/1/2032 (f)	175	180
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (f)	1,270	1,268
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (f)	510	521
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (f)	430	438
Borr IHC, Ltd. 10.00% 11/15/2028 (f)	3,087	3,074
Borr IHC, Ltd. 10.375% 11/15/2030 (f)	556	558
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,397	1,245
Chord Energy Corp. 6.75% 3/15/2033 (f)	1,325	1,343
Civitas Resources, Inc. 5.00% 10/15/2026 (f)	480	478
American Funds Insurance Series — Page 133 of 319

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Civitas Resources, Inc. 8.375% 7/1/2028 (f)	USD2,780	$2,885
Civitas Resources, Inc. 8.625% 11/1/2030 (f)	525	544
Civitas Resources, Inc. 8.75% 7/1/2031 (f)	735	754
CNX Midstream Partners, LP 4.75% 4/15/2030 (f)	1,055	1,012
CNX Resources Corp. 6.00% 1/15/2029 (f)	2,675	2,678
CNX Resources Corp. 7.375% 1/15/2031 (f)	553	571
CNX Resources Corp. 7.25% 3/1/2032 (f)	1,180	1,225
Constellation Oil Services Holding SA 9.375% 11/7/2029 (f)	2,320	2,380
Crescent Energy Finance, LLC 7.625% 4/1/2032 (f)	1,510	1,501
Crescent Energy Finance, LLC 7.375% 1/15/2033 (f)	1,210	1,179
Devon Energy Corp. 5.20% 9/15/2034	1,933	1,925
Devon Energy Corp. 5.75% 9/15/2054	7,476	6,940
Diamondback Energy, Inc. 5.55% 4/1/2035	2,038	2,093
Diamondback Energy, Inc. 5.75% 4/18/2054	3,000	2,890
Enbridge, Inc. 3.70% 7/15/2027	56	56
Energy Transfer, LP 4.75% 1/15/2026	2,235	2,236
Enterprise Products Operating, LLC 5.05% 1/10/2026	3,153	3,160
Enterprise Products Operating, LLC 4.90% 5/15/2046	448	412
EOG Resources, Inc. 4.40% 7/15/2028	410	414
EOG Resources, Inc. 5.65% 12/1/2054	3,079	3,085
EQT Corp. 7.50% 6/1/2030	642	708
EQT Corp. 4.75% 1/15/2031	1,635	1,632
Equinor ASA 4.25% 11/23/2041	1,792	1,622
Expand Energy Corp. 5.875% 2/1/2029 (f)	790	793
Expand Energy Corp. 5.375% 3/15/2030	1,645	1,673
Expand Energy Corp. 4.75% 2/1/2032	810	796
Expand Energy Corp. 4.875% 4/15/2032 (o)	7,225	30
Exxon Mobil Corp. 2.44% 8/16/2029	213	203
Exxon Mobil Corp. 3.452% 4/15/2051	555	407
Genesis Energy, LP 7.75% 2/1/2028	350	353
Genesis Energy, LP 8.25% 1/15/2029	670	699
Genesis Energy, LP 8.875% 4/15/2030	884	937
Genesis Energy, LP 7.875% 5/15/2032	1,120	1,169
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)	1,135	1,193
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	3,477	3,704
GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	2,003	2,173
GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042 (f)	4,257	4,481
Halliburton Co. 3.80% 11/15/2025	6	6
Harvest Midstream I, LP 7.50% 9/1/2028 (f)	420	425
Harvest Midstream I, LP 7.50% 5/15/2032 (f)	190	195
Hess Midstream Operations, LP 5.875% 3/1/2028 (f)	750	765
Hess Midstream Operations, LP 5.125% 6/15/2028 (f)	1,655	1,654
Hess Midstream Operations, LP 4.25% 2/15/2030 (f)	960	931
Hess Midstream Operations, LP 5.50% 10/15/2030 (f)	400	403
Hilcorp Energy I, LP 6.00% 4/15/2030 (f)	465	459
Hilcorp Energy I, LP 6.00% 2/1/2031 (f)	540	522
Hilcorp Energy I, LP 8.375% 11/1/2033 (f)	475	499
Matador Resources Co. 6.50% 4/15/2032 (f)	1,325	1,339
MPLX, LP 4.125% 3/1/2027	448	448
MPLX, LP 5.40% 9/15/2035	1,329	1,333
Nabors Industries, Inc. 9.125% 1/31/2030 (f)	1,745	1,816
New Fortress Energy, Inc. 6.50% 9/30/2026 (f)	1,375	347
NFE Financing, LLC 12.00% 11/15/2029 (f)	20,423	6,025
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (f)	300	310
American Funds Insurance Series — Page 134 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (f)	USD725	$723
Occidental Petroleum Corp. 6.60% 3/15/2046	2,268	2,373
Occidental Petroleum Corp. 6.05% 10/1/2054	6,482	6,330
Parkland Corp. 5.875% 7/15/2027 (f)	1,550	1,552
Parkland Corp. 4.625% 5/1/2030 (f)	510	496
Permian Resources Operating, LLC 9.875% 7/15/2031 (f)	586	638
Permian Resources Operating, LLC 7.00% 1/15/2032 (f)	1,020	1,059
Permian Resources Operating, LLC 6.25% 2/1/2033 (f)	800	815
Petrobras Global Finance BV 5.125% 9/10/2030	5,550	5,492
Petroleos Mexicanos 6.875% 10/16/2025	2,517	2,515
Petroleos Mexicanos 4.50% 1/23/2026	400	398
Petroleos Mexicanos 6.875% 8/4/2026	850	862
Petroleos Mexicanos 6.50% 3/13/2027	1,321	1,338
Petroleos Mexicanos 5.35% 2/12/2028	4,750	4,733
Petroleos Mexicanos 6.84% 1/23/2030	1,925	1,959
Petroleos Mexicanos 5.95% 1/28/2031	1,925	1,866
Petroleos Mexicanos 6.50% 6/2/2041	41	36
Petroleos Mexicanos 6.375% 1/23/2045	16	13
Petroleos Mexicanos 6.75% 9/21/2047	139	115
Petroleos Mexicanos 6.35% 2/12/2048	23	18
Petroleos Mexicanos 7.69% 1/23/2050	2,548	2,318
Petroleos Mexicanos 6.95% 1/28/2060	163	134
Plains All American Pipeline, LP 3.80% 9/15/2030	101	97
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (f)	200	204
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (f)	2,689	2,669
Saudi Arabian Oil Co. 5.75% 7/17/2054 (f)	3,799	3,784
Seadrill Finance, Ltd. 8.375% 8/1/2030 (f)	625	649
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	1,668	1,688
Sunoco, LP 7.00% 9/15/2028 (f)	1,475	1,522
Sunoco, LP 4.50% 5/15/2029	925	903
Sunoco, LP 4.50% 4/30/2030	1,105	1,065
Sunoco, LP 5.625% 3/15/2031 (f)	550	546
Sunoco, LP 6.25% 7/1/2033 (f)	530	540
Sunoco, LP 5.875% 3/15/2034 (f)	580	575
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (f)(k)	1,470	1,494
Talos Production, Inc. 9.00% 2/1/2029 (f)	500	517
Talos Production, Inc. 9.375% 2/1/2031 (f)	85	89
TGS ASA 8.50% 1/15/2030 (f)	1,235	1,273
Tidewater, Inc. 9.125% 7/15/2030 (f)	445	478
TotalEnergies Capital SA 5.275% 9/10/2054	3,750	3,606
TransCanada Pipelines, Ltd. 4.25% 5/15/2028	977	978
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	536	529
Transocean International, Ltd. 7.875% 10/15/2032 (f)	1,125	1,139
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (f)	358	368
Transocean, Inc. 8.00% 2/1/2027 (f)	105	105
Transocean, Inc. 8.50% 5/15/2031 (f)	2,000	1,962
Valero Energy Corp. 4.00% 4/1/2029	3,584	3,543
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (f)	1,030	988
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (f)	840	793
Venture Global LNG, Inc. 8.375% 6/1/2031 (f)	3,680	3,866
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (f)(k)	2,000	1,984
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (f)	2,215	2,449
American Funds Insurance Series — Page 135 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (f)	USD5,730	$6,035
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (f)	2,035	2,163
Weatherford International, Ltd. 8.625% 4/30/2030 (f)	8,996	9,203
Weatherford International, Ltd. 6.75% 10/15/2033 (f)	3,030	3,034
		186,099
Industrials 0.50%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026 (f)	251	252
Albion Financing 1 SARL 7.00% 5/21/2030 (f)	3,525	3,655
Ambipar Lux SARL 10.875% 2/5/2033	725	122
Ambipar Lux SARL 10.875% 2/5/2033 (f)	401	67
Axon Enterprise, Inc. 6.125% 3/15/2030 (f)	5,175	5,328
Axon Enterprise, Inc. 6.25% 3/15/2033 (f)	5,835	6,020
BAE Systems PLC 5.125% 3/26/2029 (f)	3,403	3,506
BAE Systems PLC 5.25% 3/26/2031 (f)	2,663	2,763
BAE Systems PLC 5.30% 3/26/2034 (f)	2,772	2,874
BAE Systems PLC 5.50% 3/26/2054 (f)	599	609
Boeing Co. (The) 3.10% 5/1/2026	251	249
Boeing Co. (The) 3.25% 2/1/2028	2,000	1,954
Boeing Co. (The) 5.15% 5/1/2030	945	970
Boeing Co. (The) 3.625% 2/1/2031	178	171
Boeing Co. (The) 6.388% 5/1/2031	227	247
Boeing Co. (The) 3.60% 5/1/2034	2,500	2,262
Boeing Co. (The) 6.528% 5/1/2034	6,029	6,670
Boeing Co. (The) 5.805% 5/1/2050	3,605	3,604
Boeing Co. (The) 6.858% 5/1/2054	2,113	2,412
Boeing Co. (The) 7.008% 5/1/2064	1,301	1,507
Brink’s Co. (The) 4.625% 10/15/2027 (f)	2,385	2,364
Brink’s Co. (The) 6.50% 6/15/2029 (f)	485	499
Brink’s Co. (The) 6.75% 6/15/2032 (f)	850	885
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,349
Canadian Pacific Railway Co. 5.20% 3/30/2035	2,705	2,790
Canadian Pacific Railway Co. 3.00% 12/2/2041	209	157
Canadian Pacific Railway Co. 3.10% 12/2/2051	653	443
Chart Industries, Inc. 7.50% 1/1/2030 (f)	1,347	1,404
CSX Corp. 4.25% 3/15/2029	1,062	1,066
CSX Corp. 5.05% 6/15/2035	6,111	6,244
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (f)	1,540	1,542
General Aerospace Co. 4.90% 1/29/2036	1,026	1,041
Herc Holdings, Inc. 7.00% 6/15/2030 (f)	1,510	1,570
Herc Holdings, Inc. 7.25% 6/15/2033 (f)	505	528
Icahn Enterprises, LP 5.25% 5/15/2027	2,535	2,494
Icahn Enterprises, LP 4.375% 2/1/2029	2,500	2,160
L3Harris Technologies, Inc. 5.40% 7/31/2033	4,059	4,232
Lockheed Martin Corp. 5.10% 11/15/2027	852	873
Lockheed Martin Corp. 4.45% 5/15/2028	2,604	2,634
Lockheed Martin Corp. 5.70% 11/15/2054	1,657	1,711
Norfolk Southern Corp. 4.45% 3/1/2033	1,515	1,507
Norfolk Southern Corp. 5.10% 5/1/2035	2,842	2,905
Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,864
Norfolk Southern Corp. 5.35% 8/1/2054	4,136	4,078
Northrop Grumman Corp. 3.25% 1/15/2028	3,132	3,081
OneSky Flight, LLC 8.875% 12/15/2029 (f)	1,125	1,184
Otis Worldwide Corp. 2.293% 4/5/2027	1,913	1,867
American Funds Insurance Series — Page 136 of 319

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Paychex, Inc. 5.60% 4/15/2035	USD427	$447
QXO Building Products, Inc. 6.75% 4/30/2032 (f)	1,455	1,510
Reworld Holding Corp. 4.875% 12/1/2029 (f)	1,035	974
RTX Corp. 5.15% 2/27/2033	2,669	2,765
RTX Corp. 5.375% 2/27/2053	3,950	3,867
Science Applications International Corp. 5.875% 11/1/2033 (f)	480	480
Siemens Funding BV 5.80% 5/28/2055 (f)	6,288	6,758
Siemens Funding BV 5.90% 5/28/2065 (f)	5,581	6,061
Standard Building Solutions, Inc. 6.25% 8/1/2033 (f)	2,480	2,515
Texas Combined Tirz I, LLC 0% 12/7/2062 (c)(f)	393	393
TransDigm, Inc. 6.625% 3/1/2032 (f)	1,485	1,531
TransDigm, Inc. 6.25% 1/31/2034 (f)	4,100	4,220
TransDigm, Inc. 6.75% 1/31/2034 (f)	2,625	2,716
Union Pacific Corp. 2.40% 2/5/2030	2,163	2,016
Union Pacific Corp. 5.10% 2/20/2035	2,865	2,947
Union Pacific Corp. 3.50% 2/14/2053	42	30
Union Pacific Corp. 5.60% 12/1/2054	2,614	2,657
Union Pacific Corp. 3.839% 3/20/2060	546	405
Union Pacific Corp. 3.799% 4/6/2071	545	385
		140,391
Consumer staples 0.38%
7-Eleven, Inc. 0.95% 2/10/2026 (f)	739	730
Albertsons Cos., Inc. 4.875% 2/15/2030 (f)	1,000	984
B&G Foods, Inc. 5.25% 9/15/2027	2,090	2,024
B&G Foods, Inc. 8.00% 9/15/2028 (f)	2,010	1,950
BAT Capital Corp. 6.343% 8/2/2030	124	134
BAT Capital Corp. 4.625% 3/22/2033	2,026	2,006
BAT Capital Corp. 6.421% 8/2/2033	134	147
BAT Capital Corp. 5.625% 8/15/2035	631	656
BAT Capital Corp. 4.54% 8/15/2047	627	526
BAT Capital Corp. 6.25% 8/15/2055	8,500	8,894
Campbell’s Co. (The) 4.75% 3/23/2035	952	924
Coca-Cola Co. 1.00% 3/15/2028	842	789
Coca-Cola Co. 4.65% 8/14/2034	1,618	1,648
Constellation Brands, Inc. 3.60% 2/15/2028	625	617
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,311
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (f)	400	433
Imperial Brands Finance PLC 4.50% 6/30/2028 (f)	1,400	1,409
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)	2,250	2,296
Imperial Brands Finance PLC 6.375% 7/1/2055 (f)	2,101	2,184
J. M. Smucker Co. (The) 5.90% 11/15/2028	2,385	2,506
J. M. Smucker Co. (The) 6.20% 11/15/2033	1,554	1,689
J. M. Smucker Co. (The) 6.50% 11/15/2043	229	250
J. M. Smucker Co. (The) 6.50% 11/15/2053	806	890
Kroger Co. 5.00% 9/15/2034	4,462	4,502
Kroger Co. 5.50% 9/15/2054	1,983	1,934
Mars, Inc. 4.80% 3/1/2030 (f)	3,408	3,473
Mars, Inc. 5.00% 3/1/2032 (f)	1,855	1,899
Mars, Inc. 5.20% 3/1/2035 (f)	385	394
Mars, Inc. 5.70% 5/1/2055 (f)	6,678	6,769
Mondelez International, Inc. 5.125% 5/6/2035	2,176	2,219
Philip Morris International, Inc. 5.125% 11/17/2027	319	326
Philip Morris International, Inc. 4.875% 2/15/2028	623	634
American Funds Insurance Series — Page 137 of 319

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 4.625% 11/1/2029	USD703	$714
Philip Morris International, Inc. 5.625% 11/17/2029	154	162
Philip Morris International, Inc. 5.125% 2/15/2030	433	448
Philip Morris International, Inc. 4.375% 4/30/2030	1,975	1,985
Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,355
Philip Morris International, Inc. 4.75% 11/1/2031	6,194	6,304
Philip Morris International, Inc. 4.90% 11/1/2034	6,755	6,813
Philip Morris International, Inc. 4.875% 4/30/2035	11,907	11,920
Post Holdings, Inc. 4.625% 4/15/2030 (f)	2,886	2,785
Post Holdings, Inc. 6.25% 2/15/2032 (f)	13,279	13,668
Prestige Brands, Inc. 3.75% 4/1/2031 (f)	1,115	1,028
Reynolds American, Inc. 5.85% 8/15/2045	2,030	2,013
		107,342
Real estate 0.38%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	282	281
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,093	1,087
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,738	1,629
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,183	1,107
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	3,670	3,016
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	367	320
American Tower Corp. 1.45% 9/15/2026	246	240
American Tower Corp. 3.55% 7/15/2027	1,277	1,265
American Tower Corp. 3.60% 1/15/2028	896	885
American Tower Corp. 1.50% 1/31/2028	2,240	2,110
American Tower Corp. 2.30% 9/15/2031	1,344	1,188
American Tower Corp. 2.95% 1/15/2051	1,792	1,163
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (f)	3,040	2,933
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (f)	1,975	2,000
Boston Properties, LP 6.50% 1/15/2034	2,223	2,399
Boston Properties, LP 5.75% 1/15/2035	3,143	3,215
Extra Space Storage, LP 2.35% 3/15/2032	1,241	1,078
Fideicomiso Fibra Uno 7.70% 1/23/2032 (f)	1,185	1,282
Host Hotels & Resorts, LP 4.50% 2/1/2026	318	318
Howard Hughes Corp. (The) 5.375% 8/1/2028 (f)	1,705	1,700
Howard Hughes Corp. (The) 4.125% 2/1/2029 (f)	2,855	2,741
Howard Hughes Corp. (The) 4.375% 2/1/2031 (f)	3,900	3,660
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,152	1,861
Iron Mountain, Inc. 5.25% 7/15/2030 (f)	3,785	3,746
Iron Mountain, Inc. 4.50% 2/15/2031 (f)	2,650	2,532
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,884	1,923
MPT Operating Partnership, LP 5.00% 10/15/2027	12,137	11,769
MPT Operating Partnership, LP 4.625% 8/1/2029	630	526
MPT Operating Partnership, LP 8.50% 2/15/2032 (f)	3,968	4,219
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (f)	2,280	2,225
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (f)	1,000	1,032
Prologis, LP 4.875% 6/15/2028	1,357	1,388
Prologis, LP 4.75% 6/15/2033	2,359	2,381
Prologis, LP 5.00% 3/15/2034	1,850	1,881
Prologis, LP 5.00% 1/31/2035	1,033	1,048
Public Storage Operating Co. 1.85% 5/1/2028	2,231	2,116
Public Storage Operating Co. 1.95% 11/9/2028	1,816	1,708
Public Storage Operating Co. 2.30% 5/1/2031	644	579
Scentre Group Trust 1 3.25% 10/28/2025 (f)	896	895
American Funds Insurance Series — Page 138 of 319

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Scentre Group Trust 1 3.75% 3/23/2027 (f)	USD2,178	$2,165
Service Properties Trust 4.75% 10/1/2026	1,635	1,639
Service Properties Trust 4.95% 2/15/2027	670	668
Service Properties Trust 0% 9/30/2027 (f)	1,000	883
Service Properties Trust 5.50% 12/15/2027	655	643
Service Properties Trust 3.95% 1/15/2028	1,815	1,700
Service Properties Trust 8.375% 6/15/2029	4,228	4,297
Service Properties Trust 4.95% 10/1/2029	2,715	2,395
Service Properties Trust 4.375% 2/15/2030	705	600
Service Properties Trust 8.625% 11/15/2031 (f)	6,775	7,219
Service Properties Trust 8.875% 6/15/2032	4,628	4,658
Sun Communities Operating, LP 2.30% 11/1/2028	1,653	1,563
Sun Communities Operating, LP 2.70% 7/15/2031	785	711
UDR, Inc. 2.95% 9/1/2026	681	674
		107,261
Materials 0.32%
AmeriTex HoldCo Intermediate, LLC 7.625% 8/15/2033 (f)	1,740	1,813
Avient Corp. 7.125% 8/1/2030 (f)	855	879
Avient Corp. 6.25% 11/1/2031 (f)	170	173
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	2,361	2,456
Celanese US Holdings, LLC 6.665% 7/15/2027	1,996	2,049
Celanese US Holdings, LLC 7.05% 11/15/2030	2,501	2,584
Celanese US Holdings, LLC 7.20% 11/15/2033	1,618	1,683
Century Aluminum Co. 6.875% 8/1/2032 (f)	1,300	1,349
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	5,425	5,428
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (f)	3,625	3,496
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (f)	1,650	1,683
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (f)	2,275	2,314
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (f)	775	726
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (f)	2,000	2,063
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (f)	2,695	2,725
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (f)	900	928
Consolidated Energy Finance SA 12.00% 2/15/2031 (f)	1,480	1,356
Dow Chemical Co. (The) 4.80% 1/15/2031	1,290	1,285
Dow Chemical Co. (The) 5.35% 3/15/2035	1,735	1,726
Dow Chemical Co. (The) 5.65% 3/15/2036	886	891
Dow Chemical Co. (The) 4.80% 5/15/2049	435	355
Dow Chemical Co. (The) 3.60% 11/15/2050	1,057	717
Dow Chemical Co. (The) 5.95% 3/15/2055	4,720	4,488
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (f)	5,370	5,698
FXI Holdings, Inc. 12.25% 11/15/2026 (f)	4,517	3,986
FXI Holdings, Inc. 12.25% 11/15/2026 (f)	2,181	1,917
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (f)	1,406	1,338
JH North America Holdings, Inc. 5.875% 1/31/2031 (f)	1,700	1,727
JH North America Holdings, Inc. 6.125% 7/31/2032 (f)	1,335	1,369
Linde, Inc. 1.10% 8/10/2030	2,633	2,292
LYB International Finance III, LLC 6.15% 5/15/2035	560	584
Minera Mexico, SA de CV, 5.625% 2/12/2032 (f)	6,734	6,956
Mineral Resources, Ltd. 9.25% 10/1/2028 (f)	945	991
Mineral Resources, Ltd. 8.50% 5/1/2030 (f)	1,525	1,587
Mosaic Co. 4.05% 11/15/2027	941	939
NOVA Chemicals Corp. 4.25% 5/15/2029 (f)	1,785	1,729
NOVA Chemicals Corp. 9.00% 2/15/2030 (f)	3,775	4,052
American Funds Insurance Series — Page 139 of 319

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
NOVA Chemicals Corp. 7.00% 12/1/2031 (f)	USD1,130	$1,191
Quikrete Holdings, Inc. 6.75% 3/1/2033 (f)	1,050	1,092
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,339	1,380
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	3,244	3,341
Sherwin-Williams Co. 5.15% 8/15/2035	473	481
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (f)	1,290	1,295
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.261% Cash 1/16/2026 (c)(g)(i)(n)	781	194
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK 7/16/2026 (c)(g)(i)(n)	786	195
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.322% Cash 10/12/2028 (c)(g)(i)(n)	1,293	321
Veritiv Operating Co. 10.50% 11/30/2030 (f)	640	688
Warrior Met Coal, Inc. 7.875% 12/1/2028 (f)	2,212	2,254
Westlake Corp. 4.375% 11/15/2047	448	354
		91,118
Utilities 0.30%
Calpine Corp. 3.75% 3/1/2031 (f)	1,975	1,882
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (k)	1,375	1,425
Commonwealth Edison Co. 4.35% 11/15/2045	972	841
Commonwealth Edison Co. 3.85% 3/15/2052	2,330	1,779
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	1,837	1,863
Consumers Energy Co. 5.05% 5/15/2035	525	534
Duke Energy Indiana, LLC 3.25% 10/1/2049	850	594
Duke Energy Progress, LLC 3.70% 10/15/2046	457	354
Duke Energy Progress, LLC 2.50% 8/15/2050	202	122
Duke Energy Progress, LLC 2.90% 8/15/2051	91	58
Edison International 4.125% 3/15/2028	1,225	1,203
Edison International 5.25% 11/15/2028	1,537	1,550
Edison International 5.45% 6/15/2029	1,419	1,431
Edison International 6.95% 11/15/2029	2,280	2,421
Edison International 6.25% 3/15/2030	3,493	3,634
Edison International 5.25% 3/15/2032	7,445	7,380
Electricite de France SA 6.25% 5/23/2033 (f)	1,075	1,174
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (f)(k)	1,475	1,711
Emera US Finance, LP 3.55% 6/15/2026	287	285
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (k)	1,000	1,046
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (f)	605	582
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (f)	1,000	1,047
Long Ridge Energy, LLC 8.75% 2/15/2032 (f)	1,820	1,872
Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.502% 2/19/2032 (i)(n)	3,262	3,189
MidAmerican Energy Co. 5.85% 9/15/2054	875	923
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	700	708
Northern States Power Co. 5.40% 3/15/2054	175	174
Pacific Gas and Electric Co. 2.10% 8/1/2027	125	120
Pacific Gas and Electric Co. 5.00% 6/4/2028	450	456
Pacific Gas and Electric Co. 6.40% 6/15/2033	192	207
Pacific Gas and Electric Co. 6.95% 3/15/2034	4,588	5,096
Pacific Gas and Electric Co. 5.70% 3/1/2035	5,359	5,494
Pacific Gas and Electric Co. 6.00% 8/15/2035	4,962	5,197
Pacific Gas and Electric Co. 3.30% 8/1/2040	90	68
Pacific Gas and Electric Co. 4.95% 7/1/2050	2,744	2,357
American Funds Insurance Series — Page 140 of 319

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.50% 8/1/2050	USD206	$141
PacifiCorp 5.30% 2/15/2031	1,258	1,305
PacifiCorp 5.45% 2/15/2034	796	816
PacifiCorp 5.35% 12/1/2053	3,298	3,045
PacifiCorp 5.80% 1/15/2055	575	564
Public Service Electric and Gas Co. 3.60% 12/1/2047	548	421
Saavi Energia SARL 8.875% 2/10/2035 (f)	1,495	1,611
Southern California Edison Co. 2.85% 8/1/2029	3,988	3,737
Southern California Edison Co. 2.50% 6/1/2031	260	231
Southern California Edison Co. 5.45% 6/1/2031	2,240	2,308
Southern California Edison Co. 5.20% 6/1/2034	2,260	2,248
Southern California Edison Co. 5.75% 4/1/2035	605	625
Southern California Edison Co. 5.35% 7/15/2035	2,688	2,702
Southern California Edison Co. 3.65% 2/1/2050	693	485
Southern California Edison Co. 6.20% 9/15/2055	128	129
Talen Energy Supply, LLC 8.625% 6/1/2030 (f)	400	425
Virginia Electric & Power 2.40% 3/30/2032	2,307	2,039
Wisconsin Electric Power Co. 4.15% 10/15/2030	700	697
Xcel Energy, Inc. 5.50% 3/15/2034	285	294
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (f)	1,150	1,206
		83,806
Total corporate bonds, notes & loans		2,031,661
Asset-backed obligations 1.96% Auto loan 0.91%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (f)(h)	333	333
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (f)(h)	219	219
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (f)(h)	1,328	1,333
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (f)(h)	232	233
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (f)(h)	3,332	3,373
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (f)(h)	1,005	1,010
AutoNation Finance Trust 2025-1, Series 2025-1A, Class A2, 4.72% 4/10/2028 (f)(h)	254	255
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (f)(h)	16,870	16,782
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (f)(h)	115	115
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (f)(h)	10,410	10,214
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (f)(h)	29,013	29,642
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(h)	4,960	5,173
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (f)(h)	2,470	2,495
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A2, 4.71% 9/15/2027 (h)	401	401
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (h)	295	295
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (h)	1,765	1,769
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (h)	955	957
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (h)	1,679	1,686
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (h)	815	816
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (h)	8,604	8,709
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (h)	422	423
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027 (f)(h)	283	283
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (f)(h)	1,313	1,315
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027 (f)(h)	1,148	1,150
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (f)(h)	5,309	5,368
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (f)(h)	4,257	4,317
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028 (f)(h)	530	532
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (f)(h)	1,743	1,754
American Funds Insurance Series — Page 141 of 319

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (f)(h)	USD498	$501
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (f)(h)	2,400	2,413
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (f)(h)	333	333
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (f)(h)	895	899
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (h)	970	971
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (h)	930	932
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (f)(h)	5,998	6,194
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (f)(h)(i)	13,442	13,780
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (f)(h)	3,235	3,252
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (f)(h)	500	501
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (f)(h)	781	783
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (f)(h)	711	716
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (h)	355	356
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (f)(h)	8,654	9,083
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (f)(h)	6,768	6,861
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (h)	2,126	2,140
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (f)(h)	4,391	4,266
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (f)(h)	4,445	4,415
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (f)(h)	4,585	4,800
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (f)(h)	10,307	10,051
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(h)	685	666
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (f)(h)	429	418
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (f)(h)	4,771	4,874
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (f)(h)	1,616	1,633
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (f)(h)	1,250	1,271
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (h)	392	393
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (h)	3,187	3,220
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (f)(h)	979	980
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (f)(h)	811	813
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (f)(h)	954	958
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (f)(h)	504	508
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (f)(h)	1,318	1,325
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (h)	349	350
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (h)	4,512	4,532
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (h)	5,062	5,123
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (h)	5,394	5,414
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (f)(h)	1,772	1,777
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026 (f)(h)	27	27
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (f)(h)	1,265	1,274
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (f)(h)	1,034	1,036
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (f)(h)	2,264	2,281
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (f)(h)	504	505
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (f)(h)	2,966	2,984
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (f)(h)	6,503	6,422
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (h)	3,742	3,766
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (h)	1,822	1,849
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (f)(h)	1,020	1,022
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (f)(h)	281	281
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (f)(h)	5,164	5,173
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (f)(h)	376	377
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (f)(h)	2,142	2,154
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (f)(h)	1,052	1,055
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (f)(h)	2,504	2,516
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (f)(h)	6,520	6,545
American Funds Insurance Series — Page 142 of 319

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (f)(h)	USD1,973	$1,999
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (h)	1,195	1,197
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (h)	4,623	4,653
		255,570
Other asset-backed securities 0.76%
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (f)(h)	10,457	10,498
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (f)(h)	1,923	1,922
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (f)(h)	2,962	2,976
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (f)(h)	479	479
APL Finance, LLC, Series 2025-1A, Class A, 5.39% 3/20/2036 (f)(h)	2,265	2,265
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (f)(h)	3,843	3,891
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (f)(h)	84	83
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (f)(h)	859	820
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (f)(h)	4,068	3,796
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (f)(h)	48	48
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (f)(h)	4,621	4,699
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(h)	5,117	4,423
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (f)(h)	1,699	1,443
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (f)(h)	6,006	5,030
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (f)(h)	920	863
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (f)(h)	3,474	3,256
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (f)(h)	728	684
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (f)(h)	994	920
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (h)	1,147	1,150
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (h)	3,232	3,263
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (f)(h)	204	191
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (f)(h)	2,479	2,519
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (f)(h)	894	904
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (f)(h)	402	383
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (f)(h)	181	172
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (f)(h)	6,282	6,294
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (f)(h)	1,435	1,399
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(h)	6,149	5,899
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (f)(h)	7,807	7,466
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (f)(h)	2,640	2,460
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (f)(h)	3,901	3,663
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (f)(h)	309	287
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (f)(h)	2,486	2,516
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (h)	2,894	2,926
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (f)(h)	137	138
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (f)(h)	4,760	4,521
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (f)(h)	26,263	21,994
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (f)(h)	677	680
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (f)(h)	1,069	1,078
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (f)(h)	5,298	5,333
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036 (h)	2,442	2,336
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (f)(h)	428	429
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (f)(h)	745	763
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.85% 9/15/2039 (f)(h)(i)	547	550
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (f)(h)	2,651	2,507
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (f)(h)	1,860	1,810
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (f)(h)	1,607	1,593
American Funds Insurance Series — Page 143 of 319

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (f)(h)	USD880	$851
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (f)(h)	719	694
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (f)(h)	5,239	5,249
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (f)(h)	6,185	6,219
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (f)(h)	1,260	1,225
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (h)	2,840	2,873
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (h)	4,155	4,231
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (f)(h)	1,132	1,077
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (f)(h)	525	494
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (f)(h)	686	640
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (f)(h)	1,985	1,864
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (f)(h)	2,070	2,077
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (f)(h)	5,582	5,634
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (f)(h)	7,355	6,900
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (f)(h)	1,322	1,223
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (f)(h)	1,807	1,809
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (f)(h)	649	653
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (f)(h)	1,046	1,066
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (h)	3,846	3,853
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (h)(k)	6,704	6,712
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (h)	9,409	9,620
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (f)(h)	8,048	8,201
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (h)	4,253	4,251
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032 (f)(h)	934	964
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (f)(h)	1,928	1,933
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (f)(h)	474	477
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (f)(h)	137	137
		214,247
Credit card 0.13%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (f)(h)	8,500	8,521
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (f)(h)	4,100	4,117
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (f)(h)	2,715	2,736
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (h)	4,171	4,162
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (h)	4,558	4,649
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (h)	3,970	4,057
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (f)(h)	404	405
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (h)	7,030	7,070
		35,717
Collateralized loan obligations 0.08%
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.604% 2/20/2036 (f)(h)(i)	7,810	7,820
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 5.333% 7/15/2036 (f)(h)(i)	3,240	3,244
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.275% 1/20/2033 (f)(h)(i)	3,274	3,262
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.55% 7/25/2030 (f)(h)(i)	623	624
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.318% 1/15/2033 (f)(h)(i)	3,909	3,909
American Funds Insurance Series — Page 144 of 319

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.368% 4/15/2034 (f)(h)(i)	USD3,229	$3,232
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 5.309% 4/25/2033 (f)(h)(i)	1,500	1,504
		23,595
Student loan 0.08%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (f)(h)	2,645	2,674
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (f)(h)	2,637	2,406
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (f)(h)	3,402	3,078
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (f)(h)	4,558	4,273
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (f)(h)	2,846	2,688
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (f)(h)	4,817	4,560
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 4.995% 1/15/2053 (f)(h)(i)	3,670	3,638
		23,317
Total asset-backed obligations		552,446
Bonds & notes of governments & government agencies outside the U.S. 0.21% Canada 0.07%
CPPIB Capital, Inc. 2.75% 11/2/2027 (f)	5,914	5,791
OMERS Finance Trust 3.50% 4/19/2032 (f)	3,867	3,712
OMERS Finance Trust 4.00% 4/19/2052 (f)	3,867	3,046
Ontario (Province of) 3.90% 9/4/2030	8,228	8,235
		20,784
Mexico 0.06%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	3,930	3,992
United Mexican States 4.75% 4/27/2032	2,305	2,258
United Mexican States 5.375% 3/22/2033	1,295	1,296
United Mexican States 3.50% 2/12/2034	1,790	1,559
United Mexican States 6.875% 5/13/2037	2,720	2,940
United Mexican States 6.625% 1/29/2038	200	211
United Mexican States 7.375% 5/13/2055	4,235	4,661
United Mexican States 3.771% 5/24/2061	1,528	967
		17,884
State of Kuwait 0.03%
Kuwait (State of) 4.652% 10/9/2035 (f)	6,750	6,750
Peru 0.02%
Peru (Republic of) 1.862% 12/1/2032	2,525	2,088
Peru (Republic of) 5.875% 8/8/2054	2,310	2,325
Peru (Republic of) 2.78% 12/1/2060	3,383	1,897
		6,310
Panama 0.02%
Panama (Republic of) 7.50% 3/1/2031	1,765	1,943
Panama (Republic of) 2.252% 9/29/2032	4,306	3,494
		5,437
American Funds Insurance Series — Page 145 of 319

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Qatar 0.01%	Principal amount (000)	Value (000)
Qatar (State of) 4.00% 3/14/2029 (f)	USD745	$748
Qatar (State of) 4.817% 3/14/2049 (f)	750	717
		1,465
Total bonds & notes of governments & government agencies outside the U.S.		58,630
Municipals 0.08% Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	4,781	4,605
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	4,808	4,402
		9,007
Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	3,224	3,290
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,945	4,460
Puerto Rico 0.00%
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	451	305
Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,750	5,691
Total municipals		22,753
Total bonds, notes & other debt instruments (cost: $8,084,903,000)		8,042,149
Investment funds 2.99%
Capital Group Central Corporate Bond Fund (p)	98,469,657	840,931
Total investment funds (cost: $854,958,000)		840,931
Short-term securities 5.76% Money market investments 5.74%	Shares
Capital Group Central Cash Fund 4.17% (p)(q)	16,170,523	1,617,053
Money market investments purchased with collateral from securities on loan 0.02%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.05% (q)(r)	3,793,215	3,793
Total short-term securities (cost: $1,620,668,000)		1,620,846
Total investment securities 101.85% (cost: $20,783,317,000)		28,684,945
Other assets less liabilities (1.85)%		(520,713)
Net assets 100.00%		$28,164,232
American Funds Insurance Series — Page 146 of 319

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	9,924	1/6/2026	USD2,068,146	$701
5 Year U.S. Treasury Note Futures	Long	4,485	1/6/2026	489,741	(334)
10 Year U.S. Treasury Note Futures	Long	3,347	12/31/2025	376,537	2,023
10 Year Ultra U.S. Treasury Note Futures	Short	234	12/31/2025	(26,928)	(260)
20 Year U.S. Treasury Note Futures	Long	1,364	12/31/2025	159,034	2,094
30 Year Ultra U.S. Treasury Bond Futures	Short	749	12/31/2025	(89,927)	(1,192)
					$3,032
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.473%	Annual	10/2/2032	USD112,900	$91	$—	$91
SOFR	Annual	3.4805%	Annual	10/2/2032	37,800	13	—	13
SOFR	Annual	3.48%	Annual	10/2/2032	12,601	5	—	5
SOFR	Annual	3.482%	Annual	10/2/2032	12,286	3	—	3
SOFR	Annual	3.4815%	Annual	10/2/2032	12,612	3	—	3
SOFR	Annual	3.6385%	Annual	10/2/2035	55,884	73	—	73
						$188	$—	$188
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD1,680	$(38)	$(37)	$(1)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	35,825	(2,855)	(2,183)	(672)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	2,281	(52)	(51)	(1)
					$(2,945)	$(2,271)	$(674)
Investments in affiliates (p)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Investment funds 2.99%
Capital Group Central Corporate Bond Fund	$1,368,034	$86,122	$634,718	$(136,730)	$158,223	$840,931	$37,984
American Funds Insurance Series — Page 147 of 319

unaudited
Investments in affiliates (p) (continued)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 5.74%
Money market investments 5.74%
Capital Group Central Cash Fund 4.17% (q)	$855,747	$5,370,246	$4,608,967	$64	$(37)	$1,617,053	$46,759
Total 8.73%				$(136,666)	$158,186	$2,457,984	$84,743
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (a)(c)	8/22/2014	$6,949	$13,289	0.05%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.288% 9/13/2029 (i)(n)	9/13/2023	719	736	0.00 (s)
Total		$7,668	$14,025	0.05%

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,530,196,000, which represented 5.43% of the net assets of the fund.

(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	Represents securities transacted on a TBA basis.
(k)	Step bond; coupon rate may change at a later date.
(l)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $23,969,000, which represented 0.09% of the net assets of the fund.
(m)	Index-linked bond whose principal amount moves with a government price index.
(n)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $39,351,000, which represented 0.14% of the net assets of the fund.

(o)	Scheduled interest and/or principal payment was not received.
(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	Rate represents the seven-day yield at 9/30/2025.
(r)	Security purchased with cash collateral from securities on loan.
(s)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAB = Capital Appreciation Bonds
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance
Fncg. = Financing

GBP = British pounds
GO = General Obligation
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
American Funds Insurance Series — Page 148 of 319

American Funds Global Balanced Fund
Investment portfolio
September 30, 2025
unaudited

Common stocks 62.18% Information technology 11.73%	Shares	Value (000)
Broadcom, Inc.	38,982	$12,861
Microsoft Corp.	21,445	11,107
NVIDIA Corp.	50,904	9,498
Taiwan Semiconductor Manufacturing Co., Ltd.	200,000	8,564
Apple, Inc.	9,669	2,462
Corning, Inc.	26,636	2,185
Accenture PLC, Class A	6,681	1,647
Microchip Technology, Inc.	22,150	1,422
ARM Holdings PLC (ADR) (a)	9,717	1,375
Applied Materials, Inc.	3,290	674
		51,795
Industrials 9.72%
RTX Corp.	55,626	9,308
IHI Corp.	189,308	3,533
Volvo AB, Class B	101,854	2,916
General Dynamics Corp.	7,983	2,722
BAE Systems PLC	86,586	2,398
Hitachi, Ltd.	83,200	2,211
Uber Technologies, Inc. (a)	20,403	1,999
TransDigm Group, Inc.	1,411	1,860
nVent Electric PLC	18,043	1,780
Airbus SE, non-registered shares	7,359	1,705
Daikin Industries, Ltd.	14,400	1,663
Deutsche Post AG	35,277	1,571
Safran SA	3,885	1,369
Rolls-Royce Holdings PLC	59,127	946
Melrose Industries PLC	108,484	888
Union Pacific Corp.	3,613	854
L3Harris Technologies, Inc.	2,605	796
United Rentals, Inc.	708	676
Caterpillar, Inc.	1,265	604
PACCAR, Inc.	5,817	572
Ryanair Holdings PLC	18,144	526
Waste Management, Inc.	2,046	452
AtkinsRealis Group, Inc.	6,127	442
Boeing Co. (The) (a)	1,845	398
General Aerospace Co.	1,299	391
Carrier Global Corp.	5,669	338
		42,918
Financials 9.59%
B3 SA - Brasil, Bolsa, Balcao	1,841,719	4,637
ING Groep NV	153,661	3,982
Marsh & McLennan Cos., Inc.	15,668	3,158
Standard Chartered PLC	157,112	3,033
American Funds Insurance Series — Page 149 of 319

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Chubb, Ltd.	9,768	$2,757
Banco Bilbao Vizcaya Argentaria SA	125,596	2,409
HDFC Bank, Ltd. (ADR)	50,252	1,717
HDFC Bank, Ltd.	46,716	500
BlackRock, Inc.	1,868	2,178
JPMorgan Chase & Co.	6,673	2,105
Munchener Ruckversicherungs-Gesellschaft AG	3,062	1,953
Morgan Stanley	10,769	1,712
Banco BPM SpA	97,143	1,451
Zurich Insurance Group AG	2,035	1,448
Mizuho Financial Group, Inc.	34,600	1,167
NatWest Group PLC	154,953	1,087
BNP Paribas SA	11,060	1,004
Swiss Re AG	5,411	1,000
Capital One Financial Corp.	4,260	906
PICC Property and Casualty Co., Ltd., Class H	320,000	722
AIA Group, Ltd.	74,200	712
UniCredit SpA	8,042	609
Progressive Corp.	2,416	597
Goldman Sachs Group, Inc.	744	592
3i Group PLC	9,121	502
Hannover Ruck SE	1,272	383
Sony Financial Group, Inc.	27,900	31
		42,352
Health care 7.06%
Eli Lilly and Co.	6,454	4,924
Sanofi	47,952	4,422
Abbott Laboratories	27,644	3,703
Vertex Pharmaceuticals, Inc. (a)	8,797	3,445
Novo Nordisk AS, Class B	50,760	2,752
Gilead Sciences, Inc.	23,567	2,616
Alnylam Pharmaceuticals, Inc. (a)	4,000	1,824
UnitedHealth Group, Inc.	3,921	1,354
Stryker Corp.	3,376	1,248
AbbVie, Inc.	5,172	1,197
Medtronic PLC	11,907	1,134
Molina Healthcare, Inc. (a)	3,573	684
BioMarin Pharmaceutical, Inc. (a)	11,202	607
AstraZeneca PLC	2,821	424
Takeda Pharmaceutical Co., Ltd.	14,500	423
GE HealthCare Technologies, Inc.	5,321	400
		31,157
Consumer discretionary 5.24%
Amazon.com, Inc. (a)	31,203	6,851
Las Vegas Sands Corp.	43,453	2,337
Ferrari NV	3,418	1,659
Ferrari NV (EUR denominated)	739	357
Maruti Suzuki India, Ltd.	9,638	1,740
Midea Group Co., Ltd., Class A	169,550	1,731
Starbucks Corp.	18,932	1,602
LVMH Moet Hennessy-Louis Vuitton SE	2,418	1,478
Compagnie Financiere Richemont SA, Class A	6,569	1,251
Royal Caribbean Cruises, Ltd.	3,546	1,147
American Funds Insurance Series — Page 150 of 319

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Sony Group Corp.	27,900	$803
Accor SA	15,353	726
Compagnie Generale des Etablissements Michelin	17,498	627
Viking Holdings, Ltd. (a)	8,985	559
adidas AG	1,239	261
		23,129
Materials 4.69%
Vale SA, ordinary nominative shares	272,485	2,948
Vale SA (ADR), ordinary nominative shares	53,493	581
Nitto Denko Corp.	145,500	3,460
Freeport-McMoRan, Inc.	64,004	2,510
Grupo Mexico, SAB de CV, Series B	281,341	2,454
Lundin Gold, Inc.	37,052	2,401
Anglo American PLC	40,024	1,499
Air Products and Chemicals, Inc.	4,709	1,284
Smurfit Westrock PLC	25,485	1,085
International Paper Co.	23,245	1,079
Franco-Nevada Corp. (CAD denominated)	3,217	716
Air Liquide SA	2,355	489
Celanese Corp.	4,784	201
		20,707
Communication services 4.53%
Meta Platforms, Inc., Class A	7,712	5,664
Alphabet, Inc., Class A	16,211	3,941
Alphabet, Inc., Class C	7,016	1,709
AT&T, Inc.	116,911	3,302
Comcast Corp., Class A	41,592	1,307
Netflix, Inc. (a)	917	1,099
SoftBank Group Corp.	8,013	1,012
Deutsche Telekom AG	25,673	874
Omnicom Group, Inc.	8,955	730
Universal Music Group NV	13,386	386
		20,024
Consumer staples 3.48%
Imperial Brands PLC	108,828	4,622
Philip Morris International, Inc.	27,364	4,438
British American Tobacco PLC	75,637	4,015
Nestle SA	9,977	916
Sysco Corp.	10,532	867
ITC, Ltd.	111,348	504
		15,362
Utilities 3.37%
Dominion Energy, Inc.	49,453	3,025
E.ON SE	133,846	2,517
DTE Energy Co.	15,638	2,212
Duke Energy Corp.	14,311	1,771
Constellation Energy Corp.	5,213	1,715
SembCorp Industries, Ltd.	284,900	1,330
American Funds Insurance Series — Page 151 of 319

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Common stocks (continued) Utilities (continued)	Shares	Value (000)
PG&E Corp.	78,682	$1,186
Pinnacle West Capital Corp.	12,840	1,151
		14,907
Energy 2.27%
Canadian Natural Resources, Ltd. (CAD denominated)	158,498	5,068
TC Energy Corp. (CAD denominated) (b)	30,769	1,673
Shell PLC (GBP denominated)	46,723	1,663
Chevron Corp.	6,944	1,078
Cameco Corp. (CAD denominated)	6,292	528
		10,010
Real estate 0.50%
CTP NV	59,382	1,322
Embassy Office Parks REIT	187,528	891
		2,213
Total common stocks (cost: $188,336,000)		274,574
Convertible stocks 0.59% Utilities 0.30%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	27,600	1,298
Financials 0.29%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	18,365	1,291
Total convertible stocks (cost: $2,727,000)		2,589
Bonds, notes & other debt instruments 29.64% Bonds & notes of governments & government agencies outside the U.S. 12.32% Japan 2.70%	Principal amount (000)
Japan, Series 150, 0.005% 12/20/2026	JPY84,950	569
Japan, Series 346, 0.10% 3/20/2027	134,150	897
Japan, Series 474, 0.70% 7/1/2027	106,550	718
Japan, Series 352, 0.10% 9/20/2028	30,650	202
Japan, Series 358, 0.10% 3/20/2030	37,400	241
Japan, Series 363, 0.10% 6/20/2031	10,500	66
Japan, Series 373, 0.60% 12/20/2033	55,750	350
Japan, Series 152, 1.20% 3/20/2035	465,250	3,030
Japan, Series 173, 0.40% 6/20/2040	50,350	265
Japan, Series 176, 0.50% 3/20/2041	109,950	573
Japan, Series 179, 0.50% 12/20/2041	50,500	258
Japan, Series 42, 1.70% 3/20/2044	86,550	516
Japan, Series 192, 2.40% 3/20/2045	396,500	2,612
Japan, Series 37, 0.60% 6/20/2050	26,950	109
Japan, Series 74, 1.00% 3/20/2052	84,000	361
Japan, Series 76, 1.40% 9/20/2052	41,100	195
Japan, Series 77, 1.60% 12/20/2052	99,700	497
Japan, Series 84, 2.10% 9/20/2054	82,450	455
		11,914
American Funds Insurance Series — Page 152 of 319

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Germany 1.11%	Principal amount (000)	Value (000)
Germany (Federal Republic of) 0% 8/15/2030	EUR2,615	$2,754
Germany (Federal Republic of) 0% 2/15/2032	540	545
Germany (Federal Republic of) 1.70% 8/15/2032	674	754
Germany (Federal Republic of) 2.30% 2/15/2033	300	347
Germany (Federal Republic of) 2.50% 2/15/2035	130	151
Germany (Federal Republic of) 1.00% 5/15/2038	180	169
Germany (Federal Republic of) 0% 8/15/2050	300	159
Germany (Federal Republic of) 0% 8/15/2052	80	40
		4,919
China 1.09%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	82
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	4,100	591
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	3,860	557
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	1,970	289
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	2,870	435
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	2,410	350
China (People’s Republic of), Series INBK, 1.65% 5/15/2035	3,980	551
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	360	59
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	1,520	198
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	152
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,241
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	307
		4,812
United Kingdom 1.00%
United Kingdom 1.25% 7/22/2027	GBP410	527
United Kingdom 0.375% 10/22/2030	210	236
United Kingdom 1.00% 1/31/2032	750	827
United Kingdom 4.25% 6/7/2032	785	1,053
United Kingdom 3.25% 1/31/2033	330	410
United Kingdom 3.25% 1/22/2044	644	653
United Kingdom 1.25% 7/31/2051	413	232
United Kingdom 4.375% 7/31/2054	205	231
United Kingdom 2.50% 7/22/2065	340	242
		4,411
Italy 0.86%
Italy (Republic of) 1.35% 4/1/2030	EUR250	278
Italy (Republic of) 4.40% 5/1/2033	10	13
Italy (Republic of) 4.35% 11/1/2033	740	936
Italy (Republic of) 4.20% 3/1/2034	900	1,125
Italy (Republic of) 3.65% 8/1/2035	795	945
Italy (Republic of) 4.50% 10/1/2053	210	251
Italy (Republic of) 4.30% 10/1/2054	200	231
		3,779
Brazil 0.79%
Brazil (Federative Republic of) 0% 1/1/2026	BRL10,887	1,974
Brazil (Federative Republic of) 10.00% 1/1/2029	2,230	385
Brazil (Federative Republic of) 10.00% 1/1/2031	1,142	188
Brazil (Federative Republic of) 10.00% 1/1/2035	4,075	626
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	227	38
American Funds Insurance Series — Page 153 of 319

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Brazil (continued)	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	BRL1,643	$267
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)	228	36
		3,514
Supra National 0.68%
Asian Development Bank 6.72% 2/8/2028	INR18,000	204
European Bank for Reconstruction and Development 5.25% 1/12/2027	10,100	113
European Bank for Reconstruction and Development 6.30% 10/26/2027	4,300	48
European Bank for Reconstruction and Development 6.75% 1/13/2032	43,800	494
European Investment Bank 0.375% 9/15/2027	EUR110	125
European Investment Bank 6.95% 3/1/2029	INR5,700	65
European Investment Bank 0.25% 1/20/2032	EUR860	870
European Investment Bank 7.40% 10/23/2033	INR19,300	226
European Investment Bank 2.875% 1/15/2035	EUR45	53
European Union 2.75% 12/13/2032	70	82
European Union 3.375% 10/4/2039	40	46
European Union 4.00% 10/12/2055	215	250
Inter-American Development Bank 7.00% 1/25/2029	INR22,000	250
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	183
		3,009
France 0.67%
French Republic O.A.T. 0.75% 2/25/2028	EUR410	465
French Republic O.A.T. 0% 11/25/2030	1,320	1,347
French Republic O.A.T. 2.00% 11/25/2032	610	666
French Republic O.A.T. 3.25% 5/25/2045	160	167
French Republic O.A.T. 3.75% 5/25/2056	295	310
		2,955
Spain 0.54%
Spain (Kingdom of) 0% 1/31/2027	335	383
Spain (Kingdom of) 0.80% 7/30/2027	490	562
Spain (Kingdom of) 0.50% 10/31/2031	165	170
Spain (Kingdom of) 3.15% 4/30/2033	317	377
Spain (Kingdom of) 3.55% 10/31/2033	370	451
Spain (Kingdom of) 3.25% 4/30/2034	120	142
Spain (Kingdom of) 3.45% 10/31/2034	240	289
		2,374
Australia 0.44%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD115	67
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	442
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	905	580
New South Wales Treasury Corp. 4.25% 2/20/2036	340	213
Treasury Corporation of Victoria 5.50% 9/15/2039	813	544
Treasury Corporation of Victoria 3.625% 9/29/2040	EUR100	117
		1,963
South Korea 0.38%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	247
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,830,410	1,418
		1,665
American Funds Insurance Series — Page 154 of 319

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Malaysia 0.35%	Principal amount (000)	Value (000)
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR3,466	$846
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	601	149
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	180	46
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	653	165
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	1,307	326
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	93	25
		1,557
Canada 0.33%
Canada (Government) 0.25% 3/1/2026	CAD246	175
Canada (Government) 3.50% 3/1/2028	1,119	823
Canada (Government) 1.50% 12/1/2031	60	40
Nova Scotia (Province of) 3.15% 12/1/2051	170	96
Ontario (Province of) 3.25% 7/3/2035	EUR100	117
Quebec (Province of) 3.35% 7/23/2039	190	218
		1,469
Panama 0.19%
Panama (Republic of) 7.50% 3/1/2031	USD560	616
Panama (Republic of) 6.40% 2/14/2035	200	207
		823
Greece 0.17%
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR65	80
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	100
Greece (Hellenic Republic of) 1.75% 6/18/2032	530	576
		756
Colombia 0.17%
Colombia (Republic of) 7.375% 4/25/2030	USD335	357
Colombia (Republic of) 3.125% 4/15/2031	200	174
Colombia (Republic of) 8.50% 4/25/2035	200	222
		753
Republic of Austria 0.15%
Austria (Republic of) 0% 2/20/2031	EUR500	512
Austria (Republic of) 2.90% 2/20/2034	120	141
		653
Mexico 0.15%
United Mexican States, Series M, 5.75% 3/5/2026	MXN10,710	580
United Mexican States, Series M, 8.00% 7/31/2053	881	42
United Mexican States, Series S, 4.00% 10/29/2054 (c)	535	27
		649
Indonesia 0.11%
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	IDR1,253,000	79
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	2,543,000	160
Indonesia (Republic of), Series 100, 6.625% 2/15/2034	1,026,000	63
Indonesia (Republic of). Series 103, 6.75% 7/15/2035	2,889,000	178
		480
Belgium 0.07%
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	EUR270	317
American Funds Insurance Series — Page 155 of 319

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Thailand 0.05%	Principal amount (000)	Value (000)
Export-Import Bank of Thailand 5.354% 5/16/2029	USD200	$207
Turkey 0.05%
Turkey (Republic of), Series 30Y, 7.125% 7/17/2032	200	207
Ireland 0.05%
Ireland (Republic of) 2.60% 10/18/2034	EUR100	114
Ireland (Republic of) 3.00% 10/18/2043	80	89
		203
Estonia 0.04%
Estonia (Republic of) 3.25% 1/17/2034	160	189
Bulgaria 0.03%
Bulgaria (Republic of) 4.50% 1/27/2033	120	153
Portugal 0.03%
Portugal (Republic of) 0.475% 10/18/2030	50	53
Portugal (Republic of) 3.375% 6/15/2040	5	6
Portugal (Republic of) 3.625% 6/12/2054	70	78
		137
Hungary 0.03%
Magyar Export-Import Bank 6.00% 5/16/2029	100	127
Netherlands 0.03%
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	126
Philippines 0.03%
Philippines (Republic of) 0.875% 5/17/2027	110	126
Poland 0.02%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	105
Chile 0.01%
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	56
Total bonds & notes of governments & government agencies outside the U.S.		54,408
Corporate bonds, notes & loans 6.10% Financials 1.46%
200 Park Funding Trust 5.74% 2/15/2055 (d)	USD100	101
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (e)	EUR330	365
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025) (d)(e)	USD200	200
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (e)	EUR200	251
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (e)	100	124
Banco de Sabadell SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (e)	100	125
American Funds Insurance Series — Page 156 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028) (e)	USD161	$165
Barclays PLC 7.09% 11/6/2029 (1-year EUR (vs. 6-month GBP-LIBOR) + 2.553% on 11/6/2028) (e)	GBP100	143
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (e)	EUR100	122
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (e)	USD200	222
BPCE SA 4.50% 1/13/2033	EUR100	124
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (d)(e)	USD250	264
Brown & Brown, Inc. 5.55% 6/23/2035	7	7
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (d)(e)	200	208
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (e)	EUR200	243
Chubb INA Holdings, LLC 3.35% 5/3/2026	USD10	10
Chubb INA Holdings, LLC 4.35% 11/3/2045	20	18
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (e)	70	70
Corebridge Financial, Inc. 3.90% 4/5/2032	59	56
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (e)	160	157
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (e)	EUR200	222
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (e)	GBP100	134
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (e)	USD135	141
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (e)	360	382
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (e)	290	330
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (e)	EUR100	131
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (e)	USD85	86
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (e)	280	248
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (e)	300	316
Mastercard, Inc. 2.00% 11/18/2031	102	90
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (e)	294	307
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (e)	150	157
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (e)	EUR175	191
New York Life Insurance Co. 3.75% 5/15/2050 (d)	USD23	17
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (e)	65	74
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (e)	25	26
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	280	287
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR + 1.13% on 5/2/2030) (e)	75	77
Toronto-Dominion Bank (The) 4.808% 6/3/2030	75	77
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (e)(f)	EUR150	182
		6,450
Energy 1.00%
Ecopetrol SA 8.625% 1/19/2029	USD125	136
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)	200	211
Enterprise Products Operating, LLC 4.95% 2/15/2035	25	25
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (d)	225	237
Halliburton Co. 3.80% 11/15/2025	2	2
Petroleos Mexicanos 6.875% 10/16/2025	63	63
Petroleos Mexicanos 6.875% 8/4/2026	211	214
Petroleos Mexicanos 6.49% 1/23/2027	1,238	1,251
Petroleos Mexicanos 5.35% 2/12/2028	205	204
Petroleos Mexicanos 6.84% 1/23/2030	1,455	1,481
Petroleos Mexicanos 6.95% 1/28/2060	80	66
Qatar Energy 3.125% 7/12/2041 (d)	320	247
Raizen Fuels Finance SA 6.45% 3/5/2034 (d)	200	194
American Funds Insurance Series — Page 157 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Targa Resources Corp. 5.50% 2/15/2035	USD2	$2
TotalEnergies Capital SA 5.488% 4/5/2054	85	84
		4,417
Utilities 0.76%
Alfa Transmisora De Energia SA 4.55% 9/27/2051	197	158
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (d)	35	34
CMS Energy Corp. 3.00% 5/15/2026	180	179
Duke Energy Corp. 3.75% 4/1/2031	EUR100	120
Edison International 6.25% 3/15/2030	USD50	52
Electricite de France SA 4.25% 1/25/2032	EUR100	123
Electricite de France SA 4.00% 5/7/2037	100	117
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (e)	200	258
Enel Finance International NV 2.125% 7/12/2028 (d)	USD200	189
Enfragen Energia Sur SA 5.375% 12/30/2030	200	186
Engie SA 7.00% 10/30/2028	GBP50	72
Exelon Corp. 3.40% 4/15/2026	USD150	149
Interstate Power and Light Co. 2.30% 6/1/2030	50	46
Pacific Gas and Electric Co. 6.15% 1/15/2033	78	83
Pacific Gas and Electric Co. 6.00% 8/15/2035	120	126
Pacific Gas and Electric Co. 4.95% 7/1/2050	120	103
Pacific Gas and Electric Co. 3.50% 8/1/2050	137	94
Public Service Co. of Colorado 2.70% 1/15/2051	125	77
Southern California Edison Co. 5.45% 3/1/2035	150	152
Southern California Edison Co. 6.20% 9/15/2055	60	61
SP Transmission PLC 2.00% 11/13/2031	GBP100	114
Xcel Energy, Inc. 3.35% 12/1/2026	USD316	313
XPLR Infrastructure Operating Partners, LP 7.25% 1/15/2029 (d)	550	565
		3,371
Communication services 0.57%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN9,100	518
America Movil, SAB de CV, 9.50% 1/27/2031	2,000	112
America Movil, SAB de CV, 10.30% 1/30/2034	2,000	117
AT&T, Inc. 2.75% 6/1/2031	USD165	151
AT&T, Inc. 5.20% 11/18/2033	GBP100	133
AT&T, Inc. 2.55% 12/1/2033	USD64	55
Comcast Corp. 0% 9/14/2026	EUR100	115
Comcast Corp. 3.55% 5/1/2028	USD125	124
Deutsche Telekom International Finance BV 9.25% 6/1/2032	45	56
Orange 3.625% 11/16/2031	EUR100	121
Orange 5.625% 1/23/2034	GBP90	125
T-Mobile USA, Inc. 2.05% 2/15/2028	USD200	191
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR100	117
T-Mobile USA, Inc. 3.70% 5/8/2032	100	120
T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	118
Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	151
Verizon Communications, Inc. 2.355% 3/15/2032	USD100	88
Verizon Communications, Inc. 0.75% 3/22/2032	EUR100	100
		2,512
American Funds Insurance Series — Page 158 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples 0.52%	Principal amount (000)	Value (000)
Altria Group, Inc. 2.20% 6/15/2027	EUR270	$316
BAT Capital Corp. 3.215% 9/6/2026	USD62	61
BAT Capital Corp. 4.70% 4/2/2027	67	67
BAT Capital Corp. 3.557% 8/15/2027	105	104
BAT Capital Corp. 3.462% 9/6/2029	75	73
BAT Capital Corp. 5.625% 8/15/2035	243	253
British American Tobacco PLC 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026) (e)	EUR640	751
Campbell’s Co. (The) 4.75% 3/23/2035	USD47	46
Coca-Cola Co. 4.65% 8/14/2034	61	62
Coca-Cola Co. 3.75% 8/15/2053	EUR125	138
Mars, Inc. 5.20% 3/1/2035 (d)	USD105	107
Minerva Luxembourg SA 8.875% 9/13/2033	200	220
Philip Morris International, Inc. 5.75% 11/17/2032	110	117
		2,315
Health care 0.47%
AbbVie, Inc. 5.05% 3/15/2034	25	26
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	25	25
AbbVie, Inc. 5.50% 3/15/2064	25	25
Amgen, Inc. 2.20% 2/21/2027	200	195
Amgen, Inc. 4.20% 3/1/2033	280	272
Amgen, Inc. 5.65% 3/2/2053	300	300
Becton, Dickinson and Co. 3.70% 6/6/2027	43	43
Becton, Dickinson and Co. 4.298% 8/22/2032	150	148
Bristol-Myers Squibb Co. 5.55% 2/22/2054	60	60
Bristol-Myers Squibb Co. 5.65% 2/22/2064	85	84
CVS Health Corp. 5.40% 6/1/2029	242	250
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	33	34
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	107	108
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR100	117
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD258	257
UnitedHealth Group, Inc. 5.625% 7/15/2054	65	65
		2,054
Industrials 0.44%
Boeing Co. (The) 6.298% 5/1/2029	95	101
Boeing Co. (The) 6.528% 5/1/2034	604	668
Canadian Pacific Railway Co. 3.00% 12/2/2041	42	32
Canadian Pacific Railway Co. 3.10% 12/2/2051	129	87
Carrier Global Corp. 2.493% 2/15/2027	7	7
CSX Corp. 3.80% 4/15/2050	6	5
CSX Corp. 2.50% 5/15/2051	75	45
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	200	196
Honeywell International, Inc. 3.75% 3/1/2036	EUR100	118
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (d)	USD78	80
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (d)	200	198
RTX Corp. 4.125% 11/16/2028	100	100
RTX Corp. 6.10% 3/15/2034	55	60
RTX Corp. 4.50% 6/1/2042	70	63
American Funds Insurance Series — Page 159 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Veralto Corp. 4.15% 9/19/2031	EUR100	$122
Veralto Corp. 5.45% 9/18/2033	USD60	63
		1,945
Consumer discretionary 0.35%
BMW International Investment BV 4.75% 9/4/2030	GBP100	135
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027 (d)	USD150	149
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR200	235
General Motors Financial Co., Inc. 4.90% 10/6/2029	USD135	137
Hyundai Capital America 1.50% 6/15/2026 (d)	250	245
Hyundai Capital America 2.375% 10/15/2027 (d)	109	105
Hyundai Capital America 5.10% 6/24/2030 (d)	72	73
Hyundai Capital America 4.50% 9/18/2030 (d)	150	149
McDonalds Corp. 1.60% 3/15/2031 (f)	EUR100	109
Sands China, Ltd. 4.375% 6/18/2030	USD200	197
		1,534
Materials 0.26%
Braskem Netherlands Finance BV 4.50% 1/31/2030	220	83
Braskem Netherlands Finance BV 8.50% 1/12/2031	400	156
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (d)	250	265
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (e)(g)	270	271
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (d)(e)(g)	45	46
Vale Overseas, Ltd. 3.75% 7/8/2030	94	91
Verallia SAS 3.875% 11/4/2032	EUR200	235
		1,147
Information technology 0.17%
Amphenol Corp. 3.125% 6/16/2032	100	117
Broadcom, Inc. 4.00% 4/15/2029 (d)	USD21	21
Broadcom, Inc. 4.15% 11/15/2030	70	70
Broadcom, Inc. 3.469% 4/15/2034 (d)	123	112
Broadcom, Inc. 3.137% 11/15/2035 (d)	15	13
Oracle Corp. 2.65% 7/15/2026	216	213
SK hynix, Inc. 1.50% 1/19/2026	200	198
		744
Real estate 0.10%
American Tower Corp. 0.875% 5/21/2029	EUR130	142
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	USD100	104
Equinix, Inc. 2.15% 7/15/2030	176	159
Essex Portfolio, LP 3.375% 4/15/2026	40	40
		445
Total corporate bonds, notes & loans		26,934
U.S. Treasury bonds & notes 5.58% U.S. Treasury 5.08%
U.S. Treasury 4.50% 4/15/2027	1,160	1,174
U.S. Treasury 3.75% 4/30/2027	1,710	1,712
U.S. Treasury 3.75% 6/30/2027	1,510	1,513
U.S. Treasury 4.00% 6/30/2028	4,484	4,528
U.S. Treasury 4.625% 9/30/2028	1,875	1,928
U.S. Treasury 4.125% 3/31/2029	822	835
American Funds Insurance Series — Page 160 of 319

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.50% 9/30/2029	USD755	$750
U.S. Treasury 4.00% 2/28/2030	1,094	1,107
U.S. Treasury 4.00% 5/31/2030	1,090	1,103
U.S. Treasury 3.875% 6/30/2030	2,117	2,130
U.S. Treasury 1.375% 11/15/2031 (h)	772	668
U.S. Treasury 2.875% 5/15/2032	306	288
U.S. Treasury 4.625% 2/15/2035	1,340	1,393
U.S. Treasury 4.25% 5/15/2035	326	329
U.S. Treasury 1.875% 2/15/2041 (h)	285	201
U.S. Treasury 2.25% 5/15/2041 (h)	986	731
U.S. Treasury 2.875% 11/15/2046	330	247
U.S. Treasury 1.25% 5/15/2050	440	216
U.S. Treasury 1.375% 8/15/2050	570	286
U.S. Treasury 2.375% 5/15/2051	510	328
U.S. Treasury 2.00% 8/15/2051	560	328
U.S. Treasury 4.00% 11/15/2052	270	239
U.S. Treasury 3.625% 2/15/2053	149	123
U.S. Treasury 4.25% 8/15/2054	320	295
		22,452
U.S. Treasury inflation-protected securities 0.50%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (c)	375	372
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)	692	721
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (c)	270	199
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)(h)	926	905
		2,197
Total U.S. Treasury bonds & notes		24,649
Mortgage-backed obligations 5.03% Federal agency mortgage-backed obligations 3.77%
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (i)	32	32
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (i)	250	254
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (i)	66	68
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (i)	326	331
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (i)	426	437
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (i)	21	21
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (i)	14	15
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (i)	2,721	2,787
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (i)	90	92
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (i)	72	74
Fannie Mae Pool #DB8491 5.50% 7/1/2054 (i)	493	499
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (i)	183	186
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (i)	137	138
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (i)	102	105
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (i)	71	73
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (i)	85	86
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (i)	85	87
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (i)	71	73
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (i)	64	66
Fannie Mae Pool #DC0495 5.50% 9/1/2054 (i)	348	351
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (i)	3	3
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (i)	1,129	1,155
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (i)	89	91
American Funds Insurance Series — Page 161 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (i)	USD11	$11
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (i)	282	274
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (i)	13	13
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (i)	400	388
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (i)	113	116
Fannie Mae Pool #DD0782 5.50% 3/1/2055 (i)	39	40
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (i)	100	99
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (i)	51	50
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (i)	329	265
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (i)	97	94
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (i)	54	52
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (i)	480	485
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (i)	208	210
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (i)	27	27
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (i)	42	42
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (i)	82	85
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (i)	35	36
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (i)	108	111
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (i)	70	73
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (i)	54	56
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (i)	23	23
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (i)	5	5
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (i)	158	162
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (i)	83	85
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (i)	80	82
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (i)	75	78
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (i)	34	35
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (i)	73	71
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (i)	68	69
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (i)	210	209
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (i)	64	64
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (i)	1	1
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (i)	1,020	1,030
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (i)	43	43
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (i)	91	90
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (i)	241	239
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (i)	63	64
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (i)	885	879
Uniform Mortgage-Backed Security 4.50% 10/1/2055 (i)(j)	4	3
Uniform Mortgage-Backed Security 5.50% 10/1/2055 (i)(j)	19	19
Uniform Mortgage-Backed Security 6.50% 10/1/2055 (i)(j)	63	65
Uniform Mortgage-Backed Security 7.00% 10/1/2055 (i)(j)	3,560	3,724
Uniform Mortgage-Backed Security 5.50% 11/1/2055 (i)(j)	9	9
Uniform Mortgage-Backed Security 6.50% 11/1/2055 (i)(j)	46	48
		16,648
Collateralized mortgage-backed obligations (privately originated) 0.55%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(i)(k)	74	73
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.656% 5/25/2043 (d)(i)(k)	132	135
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.256% 6/25/2043 (d)(i)(k)	63	63
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.056% 7/25/2043 (d)(i)(k)	42	42
American Funds Insurance Series — Page 162 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.156% 1/25/2044 (d)(i)(k)	USD55	$56
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.456% 5/25/2044 (d)(i)(k)	55	55
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.006% 5/25/2044 (d)(i)(k)	121	121
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.356% 2/25/2045 (d)(i)(k)	20	20
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.506% 2/25/2045 (d)(i)(k)	48	48
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.306% 1/25/2045 (d)(i)(k)	27	27
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (d)(e)(i)	206	209
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (d)(e)(i)	103	104
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (d)(e)(i)	99	99
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(i)(k)	85	79
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (d)(e)(i)	79	79
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (d)(e)(i)	153	155
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (d)(e)(i)	198	201
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (d)(e)(i)	207	209
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.601% 2/17/2042 (d)(i)(k)	100	100
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (d)(e)(i)	221	224
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (d)(e)(i)	110	112
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(i)(k)	89	90
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (d)(e)(i)	123	124
		2,425
Commercial mortgage-backed securities 0.48%
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (i)(k)	55	57
BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 4.965% 9/15/2036 (d)(i)(k)	145	145
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(i)	140	145
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(i)(k)	100	104
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(i)(k)	135	139
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.60% 12/15/2039 (d)(i)(k)	24	24
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.543% 3/15/2042 (d)(i)(k)	100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(i)(k)	157	163
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (d)(i)(k)	100	102
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(i)(k)	131	136
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.50% 3/15/2042 (d)(i)(k)	295	295
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.693% 12/15/2039 (d)(i)(k)	131	131
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.106% 7/25/2054 (d)(i)(k)	51	52
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.593% 2/15/2042 (d)(i)(k)	555	553
		2,146
American Funds Insurance Series — Page 163 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Other mortgage-backed securities 0.23%	Principal amount (000)	Value (000)
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037 (i)	DKK406	$59
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (i)	1,074	154
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (i)	5,005	652
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050 (i)	443	51
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (i)	535	66
Realkredit Danmark AS 1.00% 10/1/2053 (i)	177	22
		1,004
Total mortgage-backed obligations		22,223
Asset-backed obligations 0.55% Other asset-backed securities 0.25%
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(i)	USD95	97
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(i)	87	88
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(i)	93	93
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(i)	208	209
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(i)	100	101
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(i)	86	87
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(i)	231	237
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(i)	192	193
		1,105
Collateralized loan obligations 0.10%
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.275% 1/20/2033 (d)(i)(k)	209	208
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.318% 7/15/2032 (d)(i)(k)	219	219
		427
Credit card 0.09%
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(i)	113	114
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(i)	100	101
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (d)(i)	100	100
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(i)	100	100
		415
Auto loan 0.09%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(i)	125	126
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(i)	148	154
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(i)	100	101
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(i)	11	12
		393
Student loan 0.02%
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.922% 11/15/2052 (d)(i)(k)	66	67
Total asset-backed obligations		2,407
Municipals 0.03% Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	100	74
American Funds Insurance Series — Page 164 of 319

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Texas 0.01%	Principal amount (000)	Value (000)
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	USD80	$57
Total municipals		131
Federal agency bonds & notes 0.03%
Korea Development Bank 6.75% 7/1/2030	INR10,000	111
Total bonds, notes & other debt instruments (cost: $132,407,000)		130,863
Investment funds 0.95%	Shares
Capital Group Central Corporate Bond Fund (l)	494,189	4,221
Total investment funds (cost: $3,918,000)		4,221
Short-term securities 7.70% Money market investments 7.35%
Capital Group Central Cash Fund 4.17% (l)(m)	324,639	32,464
Money market investments purchased with collateral from securities on loan 0.35%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.05% (m)(n)	1,550,043	1,550
Total short-term securities (cost: $34,012,000)		34,014
Total investment securities 101.06% (cost: $361,400,000)		446,261
Other assets less liabilities (1.06)%		(4,702)
Net assets 100.00%		$441,559
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
3 Month CORRA Futures	Long	121	6/17/2026	USD21,250	$76
3 Month CORRA Futures	Long	35	9/16/2026	6,147	17
2 Year Italy Government Bond Futures	Long	4	12/10/2025	507	— (o)
2 Year Euro-Schatz Futures	Short	25	12/10/2025	(3,140)	2
2 Year Canadian Government Bond Futures	Long	14	12/31/2025	1,065	4
2 Year U.S. Treasury Note Futures	Long	97	1/6/2026	20,215	(10)
5 Year Euro-Bobl Futures	Long	30	12/10/2025	4,149	(5)
5 Year Canadian Government Bond Futures	Long	14	12/31/2025	1,160	15
5 Year U.S. Treasury Note Futures	Short	1	1/6/2026	(109)	— (o)
10 Year French Government Bond Futures	Short	3	12/10/2025	(427)	(2)
10 Year Italy Government Bond Futures	Short	8	12/10/2025	(1,126)	(12)
10 Year Euro-Bund Futures	Short	31	12/10/2025	(4,679)	(29)
10 Year Australian Treasury Bond Futures	Long	8	12/15/2025	600	(1)
10 Year Japanese Government Bond Futures	Short	8	12/22/2025	(7,346)	53
10 Year UK Gilt Futures	Long	35	12/31/2025	4,276	15
10 Year U.S. Treasury Note Futures	Long	28	12/31/2025	3,150	18
American Funds Insurance Series — Page 165 of 319

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
10 Year Ultra U.S. Treasury Note Futures	Long	7	12/31/2025	USD806	$1
10 Year Canadian Government Bond Futures	Long	4	12/31/2025	352	7
20 Year U.S. Treasury Note Futures	Long	15	12/31/2025	1,749	41
30 Year Euro-Buxl Futures	Short	11	12/10/2025	(1,479)	(21)
30 Year Ultra U.S. Treasury Bond Futures	Long	11	12/31/2025	1,321	9
					$178
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	606	JPY	86,000	Morgan Stanley	10/3/2025	$24
USD	618	EUR	520	BNP Paribas	10/3/2025	7
TRY	8,065	USD	191	Barclays Bank PLC	10/3/2025	3
USD	179	JPY	26,210	Standard Chartered Bank	10/3/2025	2
TRY	5,565	USD	132	HSBC Bank	10/3/2025	1
USD	661	AUD	995	UBS AG	10/7/2025	3
USD	1,696	AUD	2,571	HSBC Bank	10/7/2025	(6)
EUR	186	CAD	300	JPMorgan Chase	10/8/2025	3
EUR	415	GBP	360	Goldman Sachs	10/8/2025	3
MYR	2,760	USD	655	HSBC Bank	10/8/2025	1
CHF	130	USD	164	Bank of America	10/8/2025	— (o)
JPY	18,170	USD	123	JPMorgan Chase	10/8/2025	— (o)
USD	108	PLN	390	UBS AG	10/8/2025	— (o)
USD	72	RON	310	Citibank	10/8/2025	— (o)
USD	124	SGD	160	Bank of America	10/8/2025	— (o)
USD	93	SEK	870	Bank of America	10/8/2025	— (o)
USD	59	CZK	1,240	UBS AG	10/8/2025	(1)
CZK	6,760	USD	327	Citibank	10/8/2025	(1)
USD	604	MYR	2,550	BNP Paribas	10/8/2025	(2)
USD	929	MYR	3,920	HSBC Bank	10/8/2025	(3)
USD	283	MXN	5,330	Goldman Sachs	10/8/2025	(7)
ZAR	3,460	USD	199	Goldman Sachs	10/9/2025	1
EUR	835	USD	981	Citibank	10/9/2025	— (o)
USD	552	EUR	470	JPMorgan Chase	10/9/2025	— (o)
USD	429	EUR	365	Citibank	10/9/2025	— (o)
CNH	21,529	USD	3,031	Citibank	10/9/2025	(9)
USD	3,807	BRL	20,911	JPMorgan Chase	10/9/2025	(114)
USD	571	JPY	82,850	BNP Paribas	10/10/2025	10
USD	332	GBP	245	BNP Paribas	10/10/2025	3
USD	131	JPY	19,070	HSBC Bank	10/10/2025	1
USD	196	GBP	145	Morgan Stanley	10/10/2025	1
EUR	280	USD	329	HSBC Bank	10/10/2025	— (o)
JPY	48,505	USD	329	Standard Chartered Bank	10/10/2025	(1)
USD	131	JPY	19,500	Standard Chartered Bank	10/10/2025	(1)
USD	26,831	EUR	22,849	Citibank	10/10/2025	(12)
BRL	7,755	USD	1,419	JPMorgan Chase	10/14/2025	33
American Funds Insurance Series — Page 166 of 319

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	1,023	INR	90,280	HSBC Bank	10/14/2025	$8
USD	470	IDR	7,740,641	BNP Paribas	10/14/2025	6
USD	20	CLP	19,505	Morgan Stanley	10/14/2025	— (o)
USD	263	INR	23,410	JPMorgan Chase	10/14/2025	— (o)
INR	11,490	USD	129	HSBC Bank	10/14/2025	— (o)
USD	291	BRL	1,560	Goldman Sachs	10/14/2025	(1)
USD	254	MXN	4,785	BNP Paribas	10/14/2025	(7)
USD	1,924	CAD	2,660	BNP Paribas	10/16/2025	11
USD	265	THB	8,405	Barclays Bank PLC	10/16/2025	6
USD	392	THB	12,560	Citibank	10/16/2025	4
CNH	1,175	USD	165	Bank of America	10/16/2025	— (o)
EUR	505	USD	593	HSBC Bank	10/16/2025	— (o)
USD	593	EUR	505	Citibank	10/16/2025	— (o)
USD	90	ILS	300	JPMorgan Chase	10/16/2025	— (o)
CNH	3,195	USD	449	Barclays Bank PLC	10/16/2025	(1)
CAD	175	USD	127	Citibank	10/16/2025	(2)
USD	8,413	CNH	59,923	Citibank	10/16/2025	(4)
CAD	950	USD	691	Morgan Stanley	10/16/2025	(7)
EUR	1,455	USD	1,709	Goldman Sachs	10/17/2025	1
EUR	215	USD	253	Morgan Stanley	10/17/2025	— (o)
USD	10,738	JPY	1,565,634	Morgan Stanley	10/20/2025	127
USD	5,163	GBP	3,780	Morgan Stanley	10/20/2025	79
USD	635	EUR	535	Standard Chartered Bank	10/20/2025	6
EUR	536	GBP	465	BNP Paribas	10/20/2025	5
EUR	395	DKK	2,950	Citibank	10/20/2025	— (o)
USD	242	GBP	180	Citibank	10/20/2025	— (o)
NZD	47	USD	28	HSBC Bank	10/20/2025	(1)
EUR	2,790	USD	3,279	BNP Paribas	10/24/2025	2
USD	361	EUR	305	Morgan Stanley	10/27/2025	2
GBP	464	EUR	530	Morgan Stanley	10/27/2025	1
USD	66	NOK	651	HSBC Bank	10/27/2025	1
USD	238	MXN	4,405	Morgan Stanley	10/27/2025	(1)
USD	878	CHF	700	Bank of America	10/29/2025	(5)
USD	77	COP	300,000	UBS AG	10/30/2025	1
USD	1,679	KRW	2,363,730	Citibank	10/30/2025	(7)
CZK	13,595	EUR	554	Citibank	11/7/2025	4
JPY	103,040	USD	699	JPMorgan Chase	12/15/2025	4
EUR	315	USD	374	Citibank	12/18/2025	(2)
CNH	4,541	USD	643	HSBC Bank	12/23/2025	(2)
						$167
American Funds Insurance Series — Page 167 of 319

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD865	$(1)	$— (o)	$(1)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	1	—	1
2.5225%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	5/22/2027	CAD2,970	7	— (o)	7
3.5175%	Annual	SOFR	Annual	8/15/2027	USD210	1	—	1
SOFR	Annual	3.4925%	Annual	8/19/2027	8,340	(13)	—	(13)
SOFR	Annual	3.3395%	Annual	9/23/2027	8,510	8	—	8
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP267	11	—	11
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	8	—	8
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR310	1	—	1
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	310	1	—	1
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	310	1	—	1
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK3,700	(2)	—	(2)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR280	2	—	2
3.947%	Annual	SONIA	Annual	3/20/2030	GBP410	3	—	3
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK960	1	—	1
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	1,500	1	—	1
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	970	— (o)	—	— (o)
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	3,540	1	—	1
6-month NOK-NIBOR	Semi-annual	3.99%	Annual	9/22/2030	2,420	1	—	1
6-month NOK-NIBOR	Semi-annual	4.08%	Annual	9/23/2030	2,390	— (o)	—	— (o)
6-month NOK-NIBOR	Semi-annual	4.09%	Annual	9/23/2030	1,220	— (o)	—	— (o)
6-month NOK-NIBOR	Semi-annual	4.095%	Annual	9/23/2030	2,390	(1)	—	(1)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP62	(2)	—	(2)
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR180	1	—	1
SOFR	Annual	3.9305%	Annual	9/23/2055	USD940	— (o)	—	— (o)
						$30	$—	$30
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL2,940	$(22)	$—	$(22)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	6,010	26	—	26
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	1,660	9	—	9
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	1,210	6	—	6
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	740	3	—	3
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	3,810	(52)	—	(52)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	9,330	(255)	—	(255)
							$(285)	$—	$(285)
American Funds Insurance Series — Page 168 of 319

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD145	$(4)	$(4)	$— (o)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	729	(16)	(16)	— (o)
ITRAXX.EUR.44	1.00%	Quarterly	12/20/2030	EUR1,520	(38)	(38)	— (o)
					$(58)	$(58)	$— (o)
Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Investment funds 0.95%
Capital Group Central Corporate Bond Fund	$3,953	$146	$—	$—	$122	$4,221	$146
Short-term securities 7.35%
Money market investments 7.35%
Capital Group Central Cash Fund 4.17% (m)	22,187	89,655	79,374	(2)	(2)	32,464	831
Total 8.30%				$(2)	$120	$36,685	$977
Restricted securities (f)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (e)	12/4/2024	$164	$182	0.04%
McDonalds Corp. 1.60% 3/15/2031	9/30/2024	103	109	0.03
Total		$267	$291	0.07%

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,951,000, which represented 2.48% of the net assets of the fund.

(e)	Step bond; coupon rate may change at a later date.
(f)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(h)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,744,000, which represented 0.39% of the net assets of the fund.
(i)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(j)	Represents securities transacted on a TBA basis.
(k)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(m)	Rate represents the seven-day yield at 9/30/2025.
(n)	Security purchased with cash collateral from securities on loan.
(o)	Amount less than one thousand.
American Funds Insurance Series — Page 169 of 319

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CZK = Czech korunas
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen

KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PIK = Payment In Kind
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
American Funds Insurance Series — Page 170 of 319

The Bond Fund of America®
Investment portfolio
September 30, 2025
unaudited

Bonds, notes & other debt instruments 95.55% Mortgage-backed obligations 34.25% Federal agency mortgage-backed obligations 27.93%	Principal amount (000)	Value (000)
Fannie Mae Pool #AR3058 3.00% 1/1/2028 (a)	USD19	$19
Fannie Mae Pool #AS8018 3.00% 9/1/2031 (a)	24	24
Fannie Mae Pool #BM4741 3.00% 4/1/2032 (a)	10	10
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	1,978	1,881
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (a)	96	91
Fannie Mae Pool #913966 6.00% 2/1/2037 (a)	30	31
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	1,680	1,581
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	704	663
Fannie Mae Pool #945680 6.00% 9/1/2037 (a)	321	339
Fannie Mae Pool #924866 6.015% 10/1/2037 (a)(b)	127	127
Fannie Mae Pool #988588 5.50% 8/1/2038 (a)	142	147
Fannie Mae Pool #889982 5.50% 11/1/2038 (a)	617	641
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (a)	137	141
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (a)	694	707
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (a)	673	690
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (a)	104,557	91,025
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	649	665
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	326	334
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	301	309
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	170	174
Fannie Mae Pool #AZ3904 4.00% 5/1/2045 (a)	38	37
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	1,576	1,482
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (a)	683	642
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (a)	733	704
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (a)	116	112
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (a)	4,201	4,055
Fannie Mae Pool #BE0592 4.00% 11/1/2046 (a)	292	276
Fannie Mae Pool #BE8885 4.00% 3/1/2047 (a)	710	684
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (a)	32	31
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (a)	3,780	3,512
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (a)	1,739	1,674
Fannie Mae Pool #CA0706 4.00% 11/1/2047 (a)	67	65
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (a)	2,031	2,006
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (a)	1,062	986
Fannie Mae Pool #BJ5749 4.00% 5/1/2048 (a)	14	13
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (a)	5,289	4,762
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (a)	3,922	3,650
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (a)	17,228	16,589
Fannie Mae Pool #FM4891 3.50% 10/1/2048 (a)	15,992	14,978
Fannie Mae Pool #BM4676 4.00% 10/1/2048 (a)	9	9
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	408	384
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (a)	1,091	985
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (a)	737	666
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (a)	2,123	1,984
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (a)	17,273	16,584
American Funds Insurance Series — Page 171 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM0007 3.50% 9/1/2049 (a)	USD12,208	$11,327
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (a)	3,311	3,061
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (a)	5,212	4,818
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (a)	24,296	22,653
Fannie Mae Pool #CA5504 2.50% 4/1/2050 (a)	11	9
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	4,875	4,189
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (a)	527	445
Fannie Mae Pool #FM5507 3.00% 7/1/2050 (a)	15,120	13,579
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (a)	5,082	4,586
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (a)	1,656	1,462
Fannie Mae Pool #CA6727 2.50% 8/1/2050 (a)	4,663	3,942
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (a)	947	800
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (a)	602	508
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (a)	935	825
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (a)	1,590	1,295
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)	1	1
Fannie Mae Pool #CA7040 2.50% 9/1/2050 (a)	16,863	14,230
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (a)	2,550	2,196
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (a)	875	754
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (a)	408	344
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	299	265
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (a)	878	741
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	248	213
Fannie Mae Pool #FM4684 2.50% 10/1/2050 (a)	188	160
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (a)	177	149
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (a)	1,424	1,257
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (a)	1,779	1,436
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (a)	5,918	5,099
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (a)	1,086	917
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (a)	654	553
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (a)	25	21
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (a)	14,550	13,150
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	1,025	835
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (a)	999	882
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	6,431	5,237
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (a)	4,917	4,007
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (a)	41	33
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (a)	20,737	17,608
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (a)	1,530	1,293
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (a)	925	781
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (a)	63	56
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (a)	3,254	2,626
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	699	564
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (a)	372	304
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	4,898	4,200
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (a)	3,446	2,915
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (a)	345	278
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (a)	7,288	6,148
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (a)	1,684	1,420
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (a)	949	800
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (a)	8,485	6,867
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (a)	1,817	1,467
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (a)	568	458
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	28	23
American Funds Insurance Series — Page 172 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (a)	USD4,846	$4,088
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (a)	4,569	3,854
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (a)	2,413	2,049
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (a)	170	144
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (a)	115	97
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (a)	2,990	2,652
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (a)	364	324
Fannie Mae Pool #BT0519 2.00% 5/1/2051 (a)	10,528	8,496
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (a)	1,747	1,410
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	17	13
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (a)	1,875	1,589
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (a)	1,767	1,490
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (a)	583	492
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (a)	469	396
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (a)	159	134
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (a)	32	27
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (a)	27	22
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (a)	1,840	1,485
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (a)	490	402
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	765	645
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (a)	46	39
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (a)	272	241
Fannie Mae Pool #FM7510 3.00% 6/1/2051 (a)	192	170
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (a)	76	62
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (a)	8,526	7,270
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (a)	4,691	3,964
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)	4,389	3,703
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (a)	989	837
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	917	774
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (a)	563	476
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	418	359
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (a)	208	176
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (a)	1,960	1,723
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (a)	1,305	1,154
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (a)	10,753	8,677
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	3,068	2,588
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (a)	1,929	1,630
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	1,018	866
Fannie Mae Pool #CB1552 2.50% 9/1/2051 (a)	472	401
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (a)	429	362
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (a)	309	262
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (a)	295	249
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (a)	55	46
Fannie Mae Pool #FM8827 2.00% 10/1/2051 (a)	1,633	1,318
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (a)	313	264
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)	2,976	2,639
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	4,353	3,532
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	127	103
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (a)	93	79
Fannie Mae Pool #FM9810 3.00% 11/1/2051 (a)	877	780
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)	797	647
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (a)	32,330	27,273
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (a)	1,906	1,610
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (a)	21	19
American Funds Insurance Series — Page 173 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)	USD1,821	$1,472
Fannie Mae Pool #BU7233 2.00% 1/1/2052 (a)	919	741
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (a)	5,890	4,969
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (a)	4,384	3,704
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (a)	2,070	1,746
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (a)	1,106	933
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (a)	332	280
Fannie Mae Pool #FS0454 3.00% 1/1/2052 (a)	943	838
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	14,835	12,005
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	2,455	1,985
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (a)	804	651
Fannie Mae Pool #BT1967 2.50% 2/1/2052 (a)	1,635	1,387
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (a)	867	733
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (a)	717	605
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (a)	481	406
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (a)	431	364
Fannie Mae Pool #CB3099 2.50% 2/1/2052 (a)	254	216
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	31,879	28,541
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	1,541	1,247
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	1,233	1,000
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	1,055	856
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (a)	853	690
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (a)	2,691	2,273
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	1,732	1,468
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (a)	634	538
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (a)	353	298
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (a)	34	29
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (a)	5,018	4,418
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (a)	993	874
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (a)	5,556	4,484
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)	1,632	1,321
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	735	596
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	31,243	26,355
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (a)	1,517	1,284
Fannie Mae Pool #CB3247 3.00% 4/1/2052 (a)	238	209
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	1,407	1,331
Fannie Mae Pool #FS1655 4.00% 4/1/2052 (a)	259	245
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	3,657	2,967
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (a)	20,403	17,232
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (a)	2,130	1,805
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (a)	948	803
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (a)	6,345	5,586
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (a)	147	125
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	2,860	2,705
Fannie Mae Pool #BW1931 5.00% 6/1/2052 (a)	3,060	3,048
Fannie Mae Pool #BT8262 5.00% 6/1/2052 (a)	1,367	1,365
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)	11,168	9,421
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (a)	724	613
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (a)	425	358
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (a)	134	113
Fannie Mae Pool #BW0959 5.00% 7/1/2052 (a)	2,776	2,770
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	547	548
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (a)	443	374
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	250	243
American Funds Insurance Series — Page 174 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (a)	USD58	$57
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	8,290	8,307
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	8,930	7,233
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (a)	9,491	9,253
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (a)	2,507	2,442
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	2,392	2,385
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	2,747	2,784
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	2,474	2,508
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)	204	212
Fannie Mae Pool #BX1132 4.50% 11/1/2052 (a)	842	820
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)	132	131
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (a)	35	36
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (a)	575	505
Fannie Mae Pool #BX5927 4.00% 1/1/2053 (a)	271	256
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (a)	20,504	20,445
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (a)	675	570
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	4,509	4,254
Fannie Mae Pool #MA4918 5.00% 2/1/2053 (a)	578	576
Fannie Mae Pool #BW5268 4.00% 3/1/2053 (a)	318	300
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (a)	149	148
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	3,763	3,819
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	403	409
Fannie Mae Pool #BX7949 6.00% 3/1/2053 (a)	915	939
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	797	822
Fannie Mae Pool #MA4993 4.00% 4/1/2053 (a)	4,244	4,008
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (a)	642	625
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	15,202	15,155
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (a)	85	85
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (a)	945	958
Fannie Mae Pool #CB6033 6.00% 4/1/2053 (a)	17,574	18,131
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	4,609	4,353
Fannie Mae Pool #CB6985 4.00% 5/1/2053 (a)	400	378
Fannie Mae Pool #CB6297 4.00% 5/1/2053 (a)	30	28
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	2,853	2,852
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	2,690	2,681
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	5,717	5,791
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	6,791	6,980
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (a)	610	536
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	2,854	2,777
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	6,504	6,590
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	6,141	6,218
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (a)	309	313
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	3,766	3,862
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	2,335	2,397
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	1,718	1,773
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	5,972	4,841
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (a)	3,572	3,016
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (a)	149	126
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (a)	75	71
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	19,449	18,940
Fannie Mae Pool #BY4459 5.00% 7/1/2053 (a)	587	586
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (a)	93	93
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	3,299	3,334
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (a)	7,539	7,853
American Funds Insurance Series — Page 175 of 319

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	USD22,793	$23,030
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (a)	12,466	12,636
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (a)	5,999	6,082
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (a)	511	518
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)	4,794	4,914
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (a)	14,542	15,052
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	7,428	7,010
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (a)	11,610	11,767
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (a)	6,406	6,496
Fannie Mae Pool #CB7725 6.00% 10/1/2053 (a)	8,558	8,776
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (a)	148	152
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (a)	61,582	61,344
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	2,003	2,081
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	1,876	1,899
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	742	772
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	5,088	5,315
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	1,230	1,273
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	2,906	2,831
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	2,551	2,579
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	1,728	1,749
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)	6,778	6,993
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (a)	5,094	5,213
Fannie Mae Pool #CB8422 6.00% 2/1/2054 (a)	1,835	1,880
Fannie Mae Pool #DA7831 6.00% 2/1/2054 (a)	1,755	1,797
Fannie Mae Pool #BY8083 4.00% 3/1/2054 (a)	25	23
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (a)	14,117	13,744
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (a)	18,334	18,527
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	1,570	1,587
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (a)	4,879	5,033
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	3,321	3,402
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (a)	1,685	1,726
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	4,170	4,363
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	4,821	4,901
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	5,161	5,320
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (a)	585	593
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (a)	371	379
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)	216	221
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	2,647	2,674
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (a)	1,835	1,864
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	18,247	18,825
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	1,237	1,271
Fannie Mae Pool #DB5030 6.00% 6/1/2054 (a)	1,188	1,216
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	10,490	10,864
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	6,876	6,964
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (a)	1,462	1,487
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	31,948	32,678
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	4,931	5,088
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	2,550	2,624
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	2,313	2,368
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	2,152	2,221
Fannie Mae Pool #DB7685 6.00% 7/1/2054 (a)	1,269	1,301
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	1,194	1,222
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)	560	575
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	16,118	16,803
American Funds Insurance Series — Page 176 of 319

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	USD4,648	$4,832
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	2,572	2,680
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (a)	133	135
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	43,180	44,167
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (a)	1,344	1,376
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	1,267	1,296
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	1,009	1,033
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	223	229
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	105	108
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	92	94
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	2,247	2,341
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	1,921	2,001
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	3,540	3,574
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)	1,676	1,705
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	1,240	1,260
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	387	396
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	197	202
Fannie Mae Pool #DC2270 6.00% 9/1/2054 (a)	82	84
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	855	874
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	1,841	1,827
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	4,424	4,465
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (a)	3,368	3,445
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	264	257
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (a)	89	86
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (a)	32	31
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	140	139
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (a)	3,974	4,094
Fannie Mae Pool #BU5233 6.00% 12/1/2054 (a)	1,414	1,452
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	923	944
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	354	362
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (a)	288	295
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (a)	1,865	1,884
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	1,558	1,598
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	855	875
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (a)	1,851	1,916
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (a)	1,293	1,346
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (a)	2,323	2,255
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	2,871	2,897
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	13,343	13,646
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	484	489
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	5,495	5,620
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	6,866	6,475
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	5,224	5,340
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	303	310
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	291	298
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	278	276
Fannie Mae Pool #MA5700 5.50% 5/1/2055 (a)	19,628	19,803
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	4,962	5,072
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)	9,837	9,924
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (a)	494	499
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	6,011	6,145
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (a)	4,708	4,813
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (a)	4,758	4,800
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (a)	4,004	4,069
American Funds Insurance Series — Page 177 of 319

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	USD2,174	$2,242
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)	280	287
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (a)	9,473	8,614
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (a)	7,013	6,368
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (a)	14,831	12,982
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	17,755	15,541
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	967	939
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	4,617	4,152
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (a)	3	3
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (a)	14	14
Fannie Mae, Series 2002-W1, Class 2A, 4.409% 2/25/2042 (a)(b)	15	15
Freddie Mac Pool #ZS8507 3.00% 11/1/2028 (a)	42	42
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (a)	759	750
Freddie Mac Pool #A15120 5.50% 10/1/2033 (a)	36	37
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (a)	30	29
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	2,418	2,275
Freddie Mac Pool #G05196 5.50% 10/1/2038 (a)	36	38
Freddie Mac Pool #G05267 5.50% 12/1/2038 (a)	27	28
Freddie Mac Pool #G06020 5.50% 12/1/2039 (a)	51	53
Freddie Mac Pool #G05860 5.50% 2/1/2040 (a)	175	181
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (a)	1,765	1,535
Freddie Mac Pool #A93948 4.50% 9/1/2040 (a)	129	129
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (a)	5,244	4,534
Freddie Mac Pool #G06868 4.50% 4/1/2041 (a)	130	131
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (a)	9,093	7,922
Freddie Mac Pool #G06841 5.50% 6/1/2041 (a)	294	306
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (a)	15,043	13,873
Freddie Mac Pool #RA6996 2.50% 3/1/2047 (a)	54	46
Freddie Mac Pool #ZT2100 3.00% 4/1/2047 (a)	88	79
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)	783	751
Freddie Mac Pool #G08789 4.00% 11/1/2047 (a)	477	461
Freddie Mac Pool #G61733 3.00% 12/1/2047 (a)	3,926	3,567
Freddie Mac Pool #G67709 3.50% 3/1/2048 (a)	10,127	9,472
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (a)	741	712
Freddie Mac Pool #G61628 3.50% 9/1/2048 (a)	231	216
Freddie Mac Pool #Q58494 4.00% 9/1/2048 (a)	939	904
Freddie Mac Pool #ZN4842 3.50% 4/1/2049 (a)	494	458
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (a)	1,518	1,408
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (a)	8,222	7,690
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (a)	22,367	20,155
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (a)	4,511	3,887
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (a)	27	22
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	294	261
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (a)	1,802	1,523
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (a)	1,698	1,506
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (a)	5,349	4,615
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (a)	1,186	1,002
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (a)	60	51
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (a)	24	21
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (a)	1,918	1,620
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (a)	1,765	1,425
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (a)	413	338
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	96	78
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	61,678	50,158
American Funds Insurance Series — Page 178 of 319

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (a)	USD1,741	$1,414
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (a)	2,283	1,926
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (a)	2,172	1,764
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (a)	221	186
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (a)	157	133
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (a)	1,813	1,463
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (a)	1,779	1,436
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	1,592	1,285
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	1,242	1,016
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (a)	1,065	944
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (a)	1,896	1,530
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (a)	2,261	1,939
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (a)	741	625
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (a)	1,932	1,631
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (a)	545	462
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	5,615	5,044
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (a)	765	621
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (a)	9,734	8,323
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (a)	7,486	6,315
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (a)	1,803	1,525
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (a)	878	740
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (a)	451	381
Freddie Mac Pool #QC6761 2.50% 9/1/2051 (a)	50	42
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (a)	990	878
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (a)	183	161
Freddie Mac Pool #QD0086 2.00% 10/1/2051 (a)	526	424
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (a)	1,893	1,599
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)	6,205	5,501
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (a)	1,770	1,581
Freddie Mac Pool #QD0877 2.00% 11/1/2051 (a)	7,915	6,387
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)	2,272	1,839
Freddie Mac Pool #QD0910 2.00% 11/1/2051 (a)	2,141	1,728
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	1,357	1,166
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (a)	1,110	985
Freddie Mac Pool #QD3473 2.00% 12/1/2051 (a)	1,735	1,400
Freddie Mac Pool #SL1735 2.00% 12/1/2051 (a)	1,661	1,347
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	796	646
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (a)	1,086	917
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (a)	18	16
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (a)	2,982	2,406
Freddie Mac Pool #QD4465 2.00% 1/1/2052 (a)	1,874	1,512
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)	4,046	3,419
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (a)	2,591	2,198
Freddie Mac Pool #RA6634 2.50% 1/1/2052 (a)	484	409
Freddie Mac Pool #QD5254 2.50% 1/1/2052 (a)	474	402
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	3,844	3,433
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	1,616	1,308
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (a)	813	659
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (a)	969	819
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (a)	394	333
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (a)	226	191
Freddie Mac Pool #QD7360 2.50% 2/1/2052 (a)	167	141
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (a)	61	51
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	593	546
American Funds Insurance Series — Page 179 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	USD2,249	$1,822
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	1,779	1,442
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (a)	907	733
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (a)	840	680
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	485	393
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	169	137
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (a)	791	670
Freddie Mac Pool #QE0888 2.50% 3/1/2052 (a)	723	613
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (a)	69	59
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	1,243	1,005
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)	1,676	1,414
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (a)	552	466
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (a)	218	184
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (a)	122	103
Freddie Mac Pool #SD1658 2.50% 4/1/2052 (a)	118	100
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (a)	1,652	1,395
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (a)	366	309
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	41,545	36,600
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	3,554	3,127
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	47	41
Freddie Mac Pool #QE4084 6.50% 6/1/2052 (a)	129	135
Freddie Mac Pool #SD3416 2.50% 7/1/2052 (a)	869	733
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)	468	395
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (a)	188	159
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	4,231	3,721
Freddie Mac Pool #QE5698 5.00% 7/1/2052 (a)	2,034	2,029
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	88	71
Freddie Mac Pool #SD1408 2.50% 8/1/2052 (a)	188	159
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (a)	547	486
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	71	70
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	3,938	3,465
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	318	310
Freddie Mac Pool #QF1205 4.50% 9/1/2052 (a)	284	277
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	79	77
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	47	46
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	32	31
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	5,681	5,775
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (a)	15,655	15,013
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (a)	5,422	5,219
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (a)	15,930	15,530
Freddie Mac Pool #QF2692 5.00% 11/1/2052 (a)	3,466	3,458
Freddie Mac Pool #QF2926 5.00% 11/1/2052 (a)	3,212	3,203
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	1,996	2,022
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (a)	61	63
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	38	40
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	1,019	897
Freddie Mac Pool #SD2065 4.00% 12/1/2052 (a)	987	932
Freddie Mac Pool #RA8200 4.00% 12/1/2052 (a)	511	482
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (a)	1,133	1,169
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	14,924	14,547
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	188	188
Freddie Mac Pool #RA8423 6.00% 1/1/2053 (a)	2,920	3,013
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (a)	2,151	2,144
Freddie Mac Pool #SD2462 5.50% 2/1/2053 (a)	40,526	41,131
American Funds Insurance Series — Page 180 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (a)	USD22,613	$22,939
Freddie Mac Pool #QF8083 6.00% 2/1/2053 (a)	12,772	13,129
Freddie Mac Pool #QF9463 4.00% 3/1/2053 (a)	2,588	2,442
Freddie Mac Pool #SD2610 4.00% 3/1/2053 (a)	1,651	1,558
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (a)	74	70
Freddie Mac Pool #RA8720 4.00% 4/1/2053 (a)	2,597	2,453
Freddie Mac Pool #SD8314 4.50% 4/1/2053 (a)	190	186
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	4,370	4,370
Freddie Mac Pool #QG1268 5.00% 4/1/2053 (a)	580	578
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	529	526
Freddie Mac Pool #QG2977 4.00% 5/1/2053 (a)	192	182
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	32	31
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	8,067	8,020
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	7,861	7,963
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	3,325	3,378
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	2,301	2,331
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	12,912	13,264
Freddie Mac Pool #QG5002 4.00% 6/1/2053 (a)	575	543
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	5,398	5,380
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	18,821	19,050
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (a)	5,986	6,145
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)	2,846	2,919
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	637	664
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	566	590
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	531	558
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	521	548
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	366	386
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	284	298
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	177	184
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	156	166
Freddie Mac Pool #QG7153 4.00% 7/1/2053 (a)	5,127	4,843
Freddie Mac Pool #QG6067 4.00% 7/1/2053 (a)	540	509
Freddie Mac Pool #QG7958 4.00% 7/1/2053 (a)	65	62
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	249	248
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	7,271	7,372
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (a)	582	589
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (a)	8,005	8,245
Freddie Mac Pool #SD3434 6.00% 7/1/2053 (a)	2,827	2,902
Freddie Mac Pool #QG8958 4.00% 8/1/2053 (a)	474	447
Freddie Mac Pool #QG9629 4.00% 8/1/2053 (a)	395	372
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (a)	2,303	2,333
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (a)	2,146	2,175
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (a)	1,895	1,919
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (a)	1,336	1,355
Freddie Mac Pool #SD3639 6.00% 8/1/2053 (a)	4,250	4,368
Freddie Mac Pool #QH0851 6.00% 9/1/2053 (a)	13,371	13,704
Freddie Mac Pool #QH1059 6.00% 9/1/2053 (a)	10,636	10,924
Freddie Mac Pool #QH1296 6.00% 9/1/2053 (a)	6,203	6,364
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (a)	1,392	1,432
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	1,041	1,076
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)	51,001	52,761
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (a)	787	784
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	13,927	14,271
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (a)	3,452	3,574
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	USD587	$585
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (a)	17,640	17,881
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (a)	2,114	2,168
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (a)	12,486	12,994
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	1,676	1,741
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (a)	5,233	5,372
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (a)	2,797	2,886
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	617	640
Freddie Mac Pool #SD5910 4.00% 2/1/2054 (a)	186	176
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	753	761
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (a)	10,377	10,625
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	4,612	4,725
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (a)	3,516	3,608
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	186	190
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (a)	4,540	4,730
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	400	404
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	2,493	2,535
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	1,803	1,822
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (a)	7,965	8,196
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)	5,122	5,276
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	4,192	4,319
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (a)	1,947	2,009
Freddie Mac Pool #SD8421 6.00% 4/1/2054 (a)	160	164
Freddie Mac Pool #SD5316 6.00% 4/1/2054 (a)	22	23
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	6,081	6,362
Freddie Mac Pool #SD8430 5.00% 5/1/2054 (a)	1,937	1,925
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (a)	36,801	37,408
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (a)	4,604	4,686
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	2,964	3,033
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	5,928	6,174
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	2,710	2,751
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)	952	968
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (a)	24,606	25,269
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	116	118
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	5,707	5,947
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)	2,408	2,431
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	1,794	1,815
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	22,122	22,633
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	12,848	13,314
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	2,986	3,059
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	2,673	2,744
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	229	236
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	4,580	4,736
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	2,465	2,569
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (a)	2,041	2,034
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (a)	1,396	1,390
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (a)	1,307	1,299
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (a)	3	3
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	9,111	9,319
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	4,924	5,049
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	2,354	2,412
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	555	568
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	135	139
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (a)	62	64
American Funds Insurance Series — Page 182 of 319

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	USD12,404	$12,930
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	11,484	11,970
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)	5,251	5,426
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	4,530	4,741
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	3,155	3,288
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	1,863	1,938
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	1,068	1,106
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	3,541	3,575
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)	4,431	4,570
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	475	487
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	257	265
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	239	246
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	225	233
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	150	154
Freddie Mac Pool #QJ3982 6.00% 9/1/2054 (a)	44	45
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (a)	29	30
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	4,111	4,284
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	2,473	2,567
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	2,196	2,281
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	954	994
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	4,112	4,151
Freddie Mac Pool #QJ5971 6.00% 10/1/2054 (a)	146	150
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (a)	46	47
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (a)	25	26
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	5,272	5,467
Freddie Mac Pool #QJ7714 6.50% 10/1/2054 (a)	136	141
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (a)	4,270	4,028
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	4,771	4,634
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	2,657	2,638
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	13,098	13,222
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	10,827	10,947
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (a)	3,145	3,217
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	3,398	3,377
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	6	6
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	267	270
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (a)	13	13
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (a)	279	286
Freddie Mac Pool #QX0548 6.50% 12/1/2054 (a)	778	806
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	1,376	1,388
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	5,373	5,534
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	2,332	2,385
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)	2,260	2,332
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	1,606	1,654
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	579	592
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	4,575	4,442
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (a)	7,175	7,241
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	4,010	4,102
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	1,714	1,768
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	5,290	5,410
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	6,095	6,305
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	8,605	8,799
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	1,667	1,705
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	194	192
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (a)	10,546	10,640
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unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	USD3,355	$3,430
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	873	866
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	17,189	17,343
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (a)	3,986	3,956
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (a)	10,560	10,654
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	37,868	38,712
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)	687	704
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	8,036	8,215
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (a)	4,031	4,121
Freddie Mac Pool #RQ0056 5.50% 10/1/2055 (a)	1,944	1,961
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035 (a)	35	36
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (a)	91	95
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (a)(b)	3,461	3,489
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (a)	80	71
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (a)	73	64
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(b)	5,506	5,367
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (a)	1,356	1,311
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	7,588	7,362
Government National Mortgage Assn. 2.00% 10/1/2055 (a)(c)	6,176	5,107
Government National Mortgage Assn. 2.50% 10/1/2055 (a)(c)	4,300	3,703
Government National Mortgage Assn. 5.00% 10/1/2055 (a)(c)	135	134
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049 (a)	9,075	8,667
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	24	25
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049 (a)	3,773	3,745
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (a)	8,364	7,702
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	1,884	1,560
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	3,267	2,704
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (a)	7,596	6,491
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	2,776	2,367
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	2,685	2,294
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	3,934	3,395
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	3,395	2,905
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	220	196
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	169	151
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	4,532	4,171
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (a)	4,697	4,202
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	3,873	3,547
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	20,845	19,094
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (a)	7,404	7,018
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	5,198	4,935
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (a)	3,322	3,239
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	11,764	11,466
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	3,038	3,032
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	7,557	7,355
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	12,513	12,172
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	1,722	1,629
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	20,664	20,063
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (a)	3,963	3,997
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	2,344	2,363
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (a)	7,978	8,046
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	12,929	13,043
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	1,464	1,090
Uniform Mortgage-Backed Security 2.00% 10/1/2040 (a)(c)	4,973	4,572
Uniform Mortgage-Backed Security 2.00% 11/1/2040 (a)(c)	872	802
American Funds Insurance Series — Page 184 of 319

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 2.00% 10/1/2055 (a)(c)	USD511	$412
Uniform Mortgage-Backed Security 2.50% 10/1/2055 (a)(c)	82,268	69,323
Uniform Mortgage-Backed Security 3.50% 10/1/2055 (a)(c)	68,829	62,893
Uniform Mortgage-Backed Security 4.00% 10/1/2055 (a)(c)	16,572	15,620
Uniform Mortgage-Backed Security 4.50% 10/1/2055 (a)(c)	26,005	25,227
Uniform Mortgage-Backed Security 5.50% 10/1/2055 (a)(c)	13,391	13,503
Uniform Mortgage-Backed Security 6.00% 10/1/2055 (a)(c)	3,045	3,111
Uniform Mortgage-Backed Security 6.50% 10/1/2055 (a)(c)	8,022	8,291
Uniform Mortgage-Backed Security 7.00% 10/1/2055 (a)(c)	57,558	60,212
Uniform Mortgage-Backed Security 2.00% 11/1/2055 (a)(c)	1,029	830
Uniform Mortgage-Backed Security 2.50% 11/1/2055 (a)(c)	31,462	26,517
Uniform Mortgage-Backed Security 3.00% 11/1/2055 (a)(c)	13,805	12,128
Uniform Mortgage-Backed Security 5.50% 11/1/2055 (a)(c)	16,161	16,285
Uniform Mortgage-Backed Security 6.50% 11/1/2055 (a)(c)	47,611	49,236
		3,182,258
Commercial mortgage-backed securities 3.24%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.894% 6/15/2040 (a)(b)(d)	11,443	11,519
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(d)	11,892	11,444
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.842% 7/15/2041 (a)(b)(d)	1,251	1,256
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (a)	770	761
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (a)	100	98
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (a)(b)	684	735
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (a)(b)	500	535
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (a)	3,537	3,692
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (a)	123	121
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (a)	1,018	963
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (a)	295	269
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (a)	2,541	2,511
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (a)(b)	781	783
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (a)	3,361	3,516
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (a)	2,174	2,280
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (a)(b)	2,774	2,918
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (a)	7,780	8,168
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.265% 6/15/2027 (a)(b)(d)	8,476	8,532
BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 4.965% 9/15/2036 (a)(b)(d)	14,268	14,227
BX Commercial Mortgage Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 4.935% 6/15/2038 (a)(b)(d)	1,981	1,980
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.691% 5/15/2034 (a)(b)(d)	2,183	2,187
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.215% 9/15/2036 (a)(b)(d)	552	551
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.562% 10/15/2036 (a)(b)(d)	995	995
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 5.911% 10/15/2036 (a)(b)(d)	996	996
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 5.012% 11/15/2036 (a)(b)(d)	10,670	10,659
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.641% 4/15/2037 (a)(b)(d)	2,951	2,954
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.135% 6/15/2038 (a)(b)(d)	382	382
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.365% 6/15/2038 (a)(b)(d)	259	259
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.665% 6/15/2038 (a)(b)(d)	654	654
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.115% 11/15/2038 (a)(b)(d)	7,785	7,783
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.515% 11/15/2038 (a)(b)(d)	264	264
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.765% 11/15/2038 (a)(b)(d)	78	78
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.115% 11/15/2038 (a)(b)(d)	118	118
American Funds Insurance Series — Page 185 of 319

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.14% 1/17/2039 (a)(b)(d)	USD8,600	$8,597
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.842% 8/15/2039 (a)(b)(d)	7,715	7,741
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (a)(b)(d)	26,909	27,385
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.041% 7/15/2041 (a)(b)(d)	1,514	1,520
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.792% 8/15/2041 (a)(b)(d)	5,461	5,465
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(b)(d)	19,044	19,641
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (a)	610	606
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (a)(b)(d)	8,924	9,247
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (a)(d)	966	1,001
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (a)(d)	1,121	1,165
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/12/2040 (a)(b)(d)	862	896
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (a)	200	197
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.145% 8/10/2042 (a)(b)(d)	7,301	7,445
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.645% 7/15/2038 (a)(b)(d)	554	555
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 5.965% 7/15/2038 (a)(b)(d)	756	756
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.515% 7/15/2038 (a)(b)(d)	578	579
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.45% 10/15/2042 (a)(b)(d)	9,486	9,498
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (a)	2,432	2,495
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.60% 12/15/2039 (a)(b)(d)	1,508	1,511
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(b)(d)	10,443	10,484
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (a)	400	392
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (a)	100	98
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (a)	1,536	1,407
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.543% 3/15/2042 (a)(b)(d)	8,260	8,276
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(b)(d)	15,120	15,663
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (a)(b)(d)	1,478	1,500
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(b)(d)	24,720	25,569
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.50% 3/15/2042 (a)(b)(d)	28,416	28,453
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (a)	640	631
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (a)	240	235
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(d)	6,854	6,180
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (a)(b)	2,040	2,019
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.693% 12/15/2039 (a)(b)(d)	12,288	12,302
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.066% 4/15/2038 (a)(b)(d)	19	19
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (a)	60	59
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (a)	245	243
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048 (a)	730	722
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.542% 5/15/2039 (a)(b)(d)	3,848	3,843
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(d)	4,065	3,618
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 5.344% 11/15/2038 (a)(b)(d)	221	220
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.594% 11/15/2038 (a)(b)(d)	118	118
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.593% 2/15/2042 (a)(b)(d)	26,882	26,780
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (a)	2,550	2,532
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (a)	USD1,019	$969
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (a)	5,667	5,972
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (a)	205	203
		368,995
Collateralized mortgage-backed obligations (privately originated) 3.08%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(b)(d)	1,575	1,428
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(d)	57	55
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (a)(d)(e)	4,002	3,866
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(d)(e)	11,488	11,158
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(b)(d)	556	525
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(b)(d)	192	189
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(d)	649	597
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (a)(b)(d)	11	11
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(b)(d)	2,080	2,073
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(b)(d)	13,363	13,137
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(b)(d)	5,029	4,807
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(b)(d)	120	113
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(b)(d)	1,032	933
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.106% 5/25/2042 (a)(b)(d)	163	167
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.756% 12/25/2042 (a)(b)(d)	437	448
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.656% 5/25/2043 (a)(b)(d)	2,198	2,244
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.256% 6/25/2043 (a)(b)(d)	1,239	1,249
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.056% 7/25/2043 (a)(b)(d)	623	625
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.406% 1/25/2044 (a)(b)(d)	3,060	3,061
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.156% 1/25/2044 (a)(b)(d)	507	512
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.456% 2/25/2044 (a)(b)(d)	295	295
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.156% 2/25/2044 (a)(b)(d)	1,053	1,063
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.456% 5/25/2044 (a)(b)(d)	2,387	2,389
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.406% 9/25/2044 (a)(b)(d)	689	688
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.956% 9/25/2044 (a)(b)(d)	1,584	1,588
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.356% 2/25/2045 (a)(b)(d)	1,980	1,984
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.506% 2/25/2045 (a)(b)(d)	4,616	4,619
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 5.556% 5/25/2045 (a)(b)(d)	6,248	6,266
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(b)(d)	1,661	1,377
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (a)(b)(d)	1,826	1,519
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.306% 6/25/2042 (a)(b)(d)	115	118
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.506% 9/25/2042 (a)(b)(d)	USD165	$166
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.056% 9/25/2042 (a)(b)(d)	1,519	1,597
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 5.706% 2/25/2044 (a)(b)(d)	3,030	3,036
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.556% 5/25/2044 (a)(b)(d)	12,073	12,080
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.356% 10/25/2044 (a)(b)(d)	2,733	2,733
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.806% 10/25/2044 (a)(b)(d)	1,648	1,650
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.456% 5/25/2045 (a)(b)(d)	2,630	2,638
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.556% 5/25/2045 (a)(b)(d)	8,027	8,042
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(e)	4,024	4,075
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(b)(d)	1,653	1,514
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(d)(e)	679	665
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (a)(d)	4,440	4,314
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (a)(d)(e)	14,442	14,602
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(b)(d)	609	618
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(d)	604	603
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (a)(d)(e)	1,866	1,867
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (a)(b)(d)	1,911	1,755
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(d)(e)	20,878	20,929
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(d)(e)	3,168	3,180
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.632% 3/25/2053 (a)(b)(d)	2,319	2,284
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.687% 4/25/2053 (a)(b)(d)	1,777	1,751
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(d)(e)	6,040	6,104
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(d)(e)	3,002	3,036
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(e)	6,656	6,749
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(d)(e)	6,441	6,529
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(d)(e)	16,130	16,368
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(d)(e)	4,843	4,855
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(d)(e)	18,239	18,441
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(b)(d)	1,268	1,132
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(d)	1,079	1,059
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(b)(d)	1,044	998
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(d)	14,314	13,593
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(d)	4,038	3,829
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(e)	3,062	2,955
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.90% 10/17/2041 (a)(b)(d)	6,364	6,390
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(d)	7,181	6,556
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.027% 7/25/2065 (a)(b)(d)	3,151	3,189
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (d)(f)	1,368	1,368
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (a)(d)	5,017	4,918
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(d)	8,569	8,602
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(d)	7,459	7,453
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (a)(d)	3,354	3,329
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(d)(e)	14,127	14,334
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(e)	6,137	6,224
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (a)(d)(e)	13,299	13,439
American Funds Insurance Series — Page 188 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(b)(d)	USD4,216	$4,242
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(d)(e)	21,008	21,182
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(d)(e)	4,518	4,541
		350,618
Total mortgage-backed obligations		3,901,871
Corporate bonds, notes & loans 31.94% Financials 10.59%
AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,818
AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	10,112
AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,121
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(d)(f)(g)	6,754	6,704
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (d)(e)	1,597	1,696
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (d)(e)	1,995	2,100
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (e)	EUR437	532
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (e)	2,840	3,689
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (e)	4,065	5,099
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (e)	USD604	605
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (e)	359	394
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (e)	1,618	1,662
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (e)	4,927	5,126
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (e)	2,464	2,605
American International Group, Inc. 4.85% 5/7/2030	24,445	25,023
American International Group, Inc. 5.125% 3/27/2033	2,749	2,830
Aon Corp. 5.35% 2/28/2033	1,083	1,133
Aon North America, Inc. 5.15% 3/1/2029	3,015	3,103
Aon North America, Inc. 5.30% 3/1/2031	1,005	1,048
Aon North America, Inc. 5.45% 3/1/2034	2,550	2,657
Aon North America, Inc. 5.75% 3/1/2054	1,163	1,172
Arthur J. Gallagher & Co. 4.85% 12/15/2029	3,140	3,207
Arthur J. Gallagher & Co. 5.15% 2/15/2035	1,845	1,868
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,845	1,805
Banco Santander SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (e)	1,400	1,366
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (e)	4,295	4,207
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (e)	2,635	2,645
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (e)	3,202	3,034
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (e)	339	355
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029) (e)	1,150	1,142
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (e)	3,691	3,504
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (e)	5,024	5,187
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (e)	20,927	18,592
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (e)	36,155	32,081
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (e)	1,858	1,910
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (e)	5,690	5,882
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034) (e)	2,378	2,452
Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,414
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	2,019
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (e)	USD2,585	2,612
Block, Inc. 2.75% 6/1/2026	1,975	1,951
Block, Inc. 5.625% 8/15/2030 (d)	1,735	1,759
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (d)(e)	13,134	12,852
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (d)(e)	3,594	3,371
American Funds Insurance Series — Page 189 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025) (d)(e)	USD4,729	$4,727
BPCE SA 0.895% 12/14/2026	JPY100,000	673
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (d)(e)	USD2,150	2,158
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (d)(e)	5,000	5,310
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (d)(e)	1,285	1,329
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (d)(e)	1,845	1,927
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (d)(e)	3,814	3,915
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (d)(e)	4,503	4,719
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (d)(e)	10,005	10,712
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (d)(e)	10,948	11,359
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (d)(e)	1,900	2,118
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (d)(e)	3,953	4,203
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	2,650	2,704
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (e)	31,095	31,586
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (e)	515	528
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (e)	1,204	1,303
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (e)	2,920	3,101
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (e)	2,445	2,540
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	481
Chubb INA Holdings, LLC 3.35% 5/3/2026	2,020	2,012
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,400	4,514
Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,779
Citibank, NA 5.803% 9/29/2028	4,100	4,302
Citigroup, Inc. 4.60% 3/9/2026	1,800	1,803
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (e)	7,800	8,003
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (e)	5,103	5,129
Citigroup, Inc., 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (e)	21,543	21,959
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (e)	990	902
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (e)	3,090	2,937
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (e)	123	129
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (e)	1,874	1,916
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (e)	15,346	15,999
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (e)	4,518	4,973
Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,881
Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,482
Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,788
Corebridge Financial, Inc. 4.35% 4/5/2042	361	312
Credit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026) (d)(e)	2,450	2,424
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (d)(e)	2,990	2,914
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (d)(e)	2,975	2,978
Deutsche Bank AG 4.10% 1/13/2026	7,305	7,298
Deutsche Bank AG 4.10% 1/13/2026	857	856
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (e)	27,047	26,949
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (e)	17,595	17,212
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (e)	2,818	2,859
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (e)	6,184	5,864
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (e)	3,200	3,264
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (d)(e)	1,200	1,179
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026) (e)	EUR1,845	2,159
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (e)	4,230	4,942
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (e)	3,855	4,957
American Funds Insurance Series — Page 190 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (e)	EUR12,035	$15,360
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (e)	390	489
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (e)	USD205	216
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (e)	1,968	2,000
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031) (e)	11,396	11,951
Five Corners Funding Trust III 5.791% 2/15/2033 (d)	942	997
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026) (e)	3,030	2,991
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (e)	13,275	12,948
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (e)	12,997	12,693
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (e)	3,703	3,626
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (e)	5,534	5,493
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (e)	4,895	4,953
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (e)	28,930	30,274
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (e)	13,759	14,106
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (e)	2,441	2,473
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (e)	7,315	7,566
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (e)	3,160	2,333
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (e)	14,232	13,436
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (e)	9,437	8,508
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (e)	2,000	2,065
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (e)	1,680	1,709
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)	15,400	15,435
Intesa Sanpaolo SpA 3.875% 7/14/2027 (d)	6,250	6,213
Intesa Sanpaolo SpA 3.875% 1/12/2028 (d)	1,986	1,959
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (d)(e)	5,100	6,130
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (d)	705	680
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (e)	323	319
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (e)	1,400	1,428
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (e)	20,000	20,230
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (e)	2,678	2,737
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (e)	8,670	8,804
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (e)	11,980	12,006
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (e)	6,480	6,770
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (e)	10,724	11,003
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (e)	6,549	6,627
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (e)	3,870	3,998
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (e)	850	878
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (e)	641	567
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (e)	5,313	4,767
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (e)	19,889	20,550
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (e)	51,163	53,955
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (e)	2,415	2,367
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (d)(e)	1,375	1,421
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (e)	1,625	1,648
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (e)	200	203
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (e)	1,979	2,075
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (e)	6,528	7,093
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (e)	6,357	6,760
American Funds Insurance Series — Page 191 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	USD2,285	$2,314
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	250	248
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,060	2,022
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (d)(e)	1,405	1,574
MetLife, Inc. 3.60% 11/13/2025	3,490	3,487
MetLife, Inc. 5.375% 7/15/2033	1,279	1,348
Metropolitan Life Global Funding I 5.40% 9/12/2028 (d)	840	871
Metropolitan Life Global Funding I 4.85% 1/8/2029 (d)	2,050	2,094
Metropolitan Life Global Funding I 5.15% 3/28/2033 (d)	619	642
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (e)	6,200	6,068
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (e)	2,225	2,167
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (e)	1,430	1,471
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (e)	763	785
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (e)	1,367	1,339
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (e)	1,701	1,773
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (e)	2,020	2,088
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (e)	13,336	13,052
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (e)	350	357
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (e)	21,869	22,388
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (e)	21,784	22,753
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (e)	1,704	1,723
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (e)	4,664	4,818
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (e)	3,031	2,644
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (e)	11,313	11,791
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (e)	3,069	3,168
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (e)	23,571	24,880
Morgan Stanley Bank, N.A. 5.882% 10/30/2026	2,775	2,830
MSCI, Inc. 3.25% 8/15/2033 (d)	695	621
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026) (e)	3,555	3,577
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (e)	2,170	2,211
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028 (d)	2,090	2,141
OneMain Finance Corp. 7.125% 3/15/2026	87	88
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (e)	EUR565	717
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (e)	165	203
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (e)	1,345	1,755
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (e)	USD4,594	4,761
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (e)	12,265	13,900
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (e)	635	670
Royal Bank of Canada 4.90% 1/12/2028	360	368
Royal Bank of Canada 4.95% 2/1/2029	1,360	1,398
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (e)	5,100	5,322
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029) (e)	3,706	3,781
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (d)(e)	546	577
American Funds Insurance Series — Page 192 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032) (e)	USD1,640	$1,601
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (e)	2,579	2,673
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,450
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,075
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,093
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	399
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (d)	1,400	1,455
Swedbank AB 6.136% 9/12/2026 (d)	2,100	2,140
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026) (e)	1,370	1,386
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (e)	2,605	2,645
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (e)	2,396	2,596
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (e)	1,741	1,802
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (e)	4,707	4,846
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (e)	1,586	1,681
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (e)	2,440	2,561
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (e)	2,115	2,139
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (e)	7,300	7,549
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (e)	2,839	2,852
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (e)	1,712	1,825
UBS AG 7.50% 2/15/2028	2,445	2,633
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (d)(e)	11,200	11,089
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (d)(e)	6,623	6,468
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (d)(e)	17,490	18,074
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (d)(e)	14,459	15,105
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (d)(e)	9,636	9,529
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (d)(e)	1,392	1,229
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (d)(e)	20,425	18,905
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (d)(e)	4,038	3,602
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032) (d)(e)	5,000	6,267
UniCredit SpA 4.625% 4/12/2027 (d)	1,395	1,401
Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	461
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (e)	6,615	6,557
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (e)	11,151	11,413
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (e)	1,003	975
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (e)	8,357	8,458
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (e)	2,545	2,638
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (e)	7,187	7,414
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (e)	6,025	6,262
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (e)	4,062	4,515
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (e)	5,719	5,028
		1,205,898
Health care 4.10%
AbbVie, Inc. 5.05% 3/15/2034	18,501	19,044
AbbVie, Inc. 5.35% 3/15/2044	800	805
AbbVie, Inc. 5.40% 3/15/2054	15,770	15,692
AbbVie, Inc. 5.50% 3/15/2064	550	550
Amgen, Inc. 5.15% 3/2/2028	5,326	5,451
Amgen, Inc. 4.05% 8/18/2029	7,429	7,402
Amgen, Inc. 2.45% 2/21/2030	5,131	4,754
American Funds Insurance Series — Page 193 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen, Inc. 5.25% 3/2/2030	USD2,854	$2,959
Amgen, Inc. 4.20% 3/1/2033	8,502	8,272
Amgen, Inc. 5.25% 3/2/2033	20,793	21,545
Amgen, Inc. 4.875% 3/1/2053	3,360	2,999
Amgen, Inc. 4.40% 2/22/2062	196	157
AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	7,145
Baxter International, Inc. 2.539% 2/1/2032	3,906	3,425
Bristol-Myers Squibb Co. 4.90% 2/22/2029	2,625	2,696
Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,150
Bristol-Myers Squibb Co. 5.20% 2/22/2034	22,685	23,533
Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	430
Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,270
Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,641
Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,740	1,901
Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,806
Centene Corp. 4.25% 12/15/2027	14,860	14,605
Centene Corp. 2.45% 7/15/2028	12,410	11,542
Centene Corp. 4.625% 12/15/2029	14,945	14,500
Centene Corp. 3.375% 2/15/2030	15,718	14,469
Cigna Group (The) 5.125% 5/15/2031	2,095	2,170
Cigna Group (The) 5.25% 2/15/2034	3,745	3,856
Cigna Group (The) 6.00% 1/15/2056	1,600	1,661
CVS Health Corp. 5.125% 2/21/2030	1,720	1,764
CVS Health Corp. 5.25% 1/30/2031	960	988
CVS Health Corp. 5.55% 6/1/2031	3,707	3,879
CVS Health Corp. 5.00% 9/15/2032	5,853	5,927
CVS Health Corp. 5.25% 2/21/2033	2,122	2,172
CVS Health Corp. 5.70% 6/1/2034	7,706	8,045
CVS Health Corp. 5.45% 9/15/2035	4,471	4,552
CVS Health Corp. 6.05% 6/1/2054	1,995	2,019
CVS Health Corp. 6.20% 9/15/2055	6,535	6,731
CVS Health Corp. 6.00% 6/1/2063	1,076	1,061
Elevance Health, Inc. 4.95% 11/1/2031	2,322	2,365
Elevance Health, Inc. 5.20% 2/15/2035	7,577	7,726
Elevance Health, Inc. 4.55% 5/15/2052	271	227
Elevance Health, Inc. 5.125% 2/15/2053	784	717
Elevance Health, Inc. 5.70% 2/15/2055	995	985
Eli Lilly and Co. 5.10% 2/12/2035	23,057	23,863
Eli Lilly and Co. 5.50% 2/12/2055	7,907	8,082
Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,504
HCA, Inc. 5.20% 6/1/2028	4,165	4,266
HCA, Inc. 2.375% 7/15/2031	2,233	1,982
HCA, Inc. 3.625% 3/15/2032	2,400	2,252
HCA, Inc. 4.625% 3/15/2052	226	187
Humana, Inc. 5.375% 4/15/2031	5,530	5,690
Humana, Inc. 5.55% 5/1/2035	1,735	1,769
Humana, Inc. 5.75% 4/15/2054	954	911
Johnson & Johnson 4.80% 6/1/2029	3,970	4,095
Johnson & Johnson 4.90% 6/1/2031	4,175	4,354
Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,989
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,391
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	8,026
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,437
Roche Holdings, Inc. 1.93% 12/13/2028 (d)	7,545	7,094
American Funds Insurance Series — Page 194 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Roche Holdings, Inc. 4.592% 9/9/2034 (d)	USD765	$765
Roche Holdings, Inc. 2.607% 12/13/2051 (d)	645	401
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	306	304
Stryker Corp. 4.85% 2/10/2030	1,235	1,266
Stryker Corp. 5.20% 2/10/2035	1,110	1,145
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	12,074	12,277
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	26,824	27,868
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	4,431	4,459
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	3,720	4,064
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,935	3,359
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	725	756
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	36,946	27,605
UnitedHealth Group, Inc. 4.80% 1/15/2030	395	404
UnitedHealth Group, Inc. 2.00% 5/15/2030	466	423
UnitedHealth Group, Inc. 4.95% 1/15/2032	1,910	1,958
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,631
UnitedHealth Group, Inc. 5.15% 7/15/2034	15,956	16,382
UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	989
UnitedHealth Group, Inc. 4.25% 6/15/2048	960	795
UnitedHealth Group, Inc. 3.25% 5/15/2051	572	390
UnitedHealth Group, Inc. 5.625% 7/15/2054	10,472	10,423
UnitedHealth Group, Inc. 4.95% 5/15/2062	69	61
Viatris, Inc. 4.00% 6/22/2050	3,750	2,560
		466,765
Consumer discretionary 3.77%
Advance Auto Parts, Inc. 7.375% 8/1/2033 (d)	3,110	3,210
Allied Universal Holdco, LLC 4.625% 6/1/2028 (d)	335	329
Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,657
Amazon.com, Inc. 3.45% 4/13/2029	600	592
Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,745
Amazon.com, Inc. 4.10% 4/13/2062	470	379
Atlas LuxCo 4 SARL 4.625% 6/1/2028 (d)	255	250
Bath & Body Works, Inc. 6.875% 11/1/2035	14,740	15,355
BMW US Capital, LLC 3.45% 4/1/2027 (d)	1,075	1,065
BMW US Capital, LLC 3.70% 4/1/2032 (d)	1,350	1,282
Carnival Corp. 5.125% 5/1/2029 (d)	2,085	2,085
Carnival Corp. 5.75% 8/1/2032 (d)	5,880	5,991
Carnival Corp. 6.125% 2/15/2033 (d)	4,115	4,221
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (d)	794	803
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027 (d)	3,567	3,539
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027 (d)	1,320	1,342
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028 (d)	832	859
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (d)	3,230	3,045
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (d)	565	581
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031 (d)	8,174	7,243
Daimler Trucks Finance North America, LLC 5.375% 1/13/2032 (d)	430	442
Daimler Trucks Finance North America, LLC 5.50% 9/20/2033 (d)	691	715
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034 (d)	246	251
Daimler Trucks Finance North America, LLC 5.625% 1/13/2035 (d)	3,395	3,509
Ford Motor Co. 3.25% 2/12/2032	620	543
Ford Motor Credit Co., LLC 6.95% 3/6/2026	855	862
Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	765
Ford Motor Credit Co., LLC 5.125% 11/5/2026	4,795	4,812
American Funds Insurance Series — Page 195 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 4.271% 1/9/2027	USD13,882	$13,773
Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,178
Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,940	1,965
Ford Motor Credit Co., LLC 4.125% 8/17/2027	37,170	36,569
Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,893
Ford Motor Credit Co., LLC 7.35% 11/4/2027	7,549	7,875
Ford Motor Credit Co., LLC 5.918% 3/20/2028	24,035	24,451
Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,109
Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	796
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	987
Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,841
Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,783
Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,407	5,395
Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,422
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,086
Ford Motor Credit Co., LLC 4.00% 11/13/2030	5,160	4,815
Ford Motor Credit Co., LLC 6.05% 3/5/2031	12,074	12,357
Ford Motor Credit Co., LLC 3.625% 6/17/2031	3,037	2,763
Ford Motor Credit Co., LLC 6.054% 11/5/2031	19,460	19,897
Ford Motor Credit Co., LLC 7.122% 11/7/2033	688	736
General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,587
General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,522
General Motors Financial Co., Inc. 5.45% 7/15/2030	8,013	8,257
General Motors Financial Co., Inc. 5.625% 4/4/2032	1,201	1,240
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,888	2,981
Hanesbrands, Inc. 9.00% 2/15/2031 (d)	528	560
Home Depot, Inc. 2.95% 6/15/2029	1,966	1,897
Home Depot, Inc. 4.85% 6/25/2031	2,559	2,642
Home Depot, Inc. 4.95% 6/25/2034	4,749	4,865
Home Depot, Inc. 4.50% 12/6/2048	1,915	1,684
Home Depot, Inc. 5.30% 6/25/2054	2,234	2,188
Hyatt Hotels Corp. 5.05% 3/30/2028	8,567	8,708
Hyundai Capital America 1.80% 10/15/2025 (d)	13,274	13,260
Hyundai Capital America 6.25% 11/3/2025 (d)	825	826
Hyundai Capital America 1.30% 1/8/2026 (d)	6,000	5,952
Hyundai Capital America 5.50% 3/30/2026 (d)	705	709
Hyundai Capital America 1.50% 6/15/2026 (d)	7,475	7,334
Hyundai Capital America 1.65% 9/17/2026 (d)	7,275	7,099
Hyundai Capital America 3.00% 2/10/2027 (d)	9,000	8,848
Hyundai Capital America 5.275% 6/24/2027 (d)	1,650	1,676
Hyundai Capital America 2.375% 10/15/2027 (d)	7,543	7,261
Hyundai Capital America 5.60% 3/30/2028 (d)	1,385	1,425
Hyundai Capital America 5.30% 6/24/2029 (d)	1,523	1,563
Hyundai Capital America 5.15% 3/27/2030 (d)	25,720	26,265
Hyundai Capital America 5.40% 6/24/2031 (d)	3,365	3,467
Hyundai Capital Services, Inc. 1.25% 2/8/2026 (d)	3,695	3,655
Marriott International, Inc. 5.00% 10/15/2027	4,470	4,549
Marriott International, Inc. 4.90% 4/15/2029	653	667
Marriott International, Inc. 5.35% 3/15/2035	1,365	1,397
McDonald’s Corp. 5.00% 5/17/2029	1,305	1,344
McDonald’s Corp. 4.95% 3/3/2035	786	797
McDonald’s Corp. 4.45% 3/1/2047	3,535	3,072
McDonald’s Corp. 3.625% 9/1/2049	2,938	2,203
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (d)	267	252
American Funds Insurance Series — Page 196 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (d)	USD8,000	$8,593
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	6,701	6,743
Sands China, Ltd. 2.30% 3/8/2027	2,368	2,301
Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,799
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,652
Toyota Motor Credit Corp. 5.55% 11/20/2030	690	731
Travel + Leisure Co. 6.625% 7/31/2026 (d)	675	680
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (d)	1,635	1,652
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (d)	5,190	5,577
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (d)	410	412
		429,055
Utilities 3.66%
AEP Texas, Inc. 3.45% 5/15/2051	1,380	955
AEP Transmission Co., LLC 5.375% 6/15/2035	1,075	1,113
Alabama Power Co. 3.00% 3/15/2052	3,219	2,136
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (d)	410	328
Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	456
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,227
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	876
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (d)	2,400	2,359
Comision Federal de Electricidad 4.688% 5/15/2029 (d)	3,655	3,604
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,570
DTE Energy Co. 5.10% 3/1/2029	7,900	8,098
DTE Energy Co. 3.00% 3/1/2032	259	240
Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	326
Duke Energy Florida, LLC 5.875% 11/15/2033	370	400
Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,217
Duke Energy Florida, LLC 3.00% 12/15/2051	293	192
Duke Energy Florida, LLC 5.95% 11/15/2052	575	607
Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,723
Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,562
Duke Energy Progress, LLC 2.50% 8/15/2050	644	388
Edison International 4.125% 3/15/2028	6,768	6,646
Edison International 6.95% 11/15/2029	1,575	1,672
Electricite de France SA 5.65% 4/22/2029 (d)	1,420	1,482
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (e)	EUR2,800	3,206
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (d)(e)	USD1,575	1,827
Emera US Finance, LP 2.639% 6/15/2031	4,400	3,931
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (d)	1,310	1,300
Entergy Louisiana, LLC 4.20% 9/1/2048	5,637	4,644
Eversource Energy 5.00% 1/1/2027	3,415	3,450
FirstEnergy Corp. 1.60% 1/15/2026	20,066	19,892
FirstEnergy Corp. 2.25% 9/1/2030	12,602	11,331
Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,674
Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,694
Florida Power & Light Co. 4.80% 5/15/2033	2,929	2,982
Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,236
Georgia Power Co. 4.95% 5/17/2033	1,845	1,883
Georgia Power Co. 5.25% 3/15/2034	3,200	3,302
Georgia Power Co. 3.70% 1/30/2050	190	145
Jersey Central Power & Light Co. 2.75% 3/1/2032 (d)	525	470
American Funds Insurance Series — Page 197 of 319

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
NiSource, Inc. 5.40% 6/30/2033	USD650	$674
Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	27,457
Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,777
Pacific Gas and Electric Co. 2.10% 8/1/2027	2,026	1,948
Pacific Gas and Electric Co. 3.30% 12/1/2027	7,105	6,955
Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,452
Pacific Gas and Electric Co. 3.75% 7/1/2028	13,760	13,519
Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,924
Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	35,217
Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	19,250
Pacific Gas and Electric Co. 6.40% 6/15/2033	11,619	12,495
Pacific Gas and Electric Co. 6.95% 3/15/2034	1,294	1,437
Pacific Gas and Electric Co. 5.80% 5/15/2034	3,581	3,713
Pacific Gas and Electric Co. 5.70% 3/1/2035	10,283	10,541
Pacific Gas and Electric Co. 3.30% 8/1/2040	10,340	7,842
Pacific Gas and Electric Co. 3.50% 8/1/2050	15,807	10,800
Pacific Gas and Electric Co. 5.90% 10/1/2054	2,410	2,352
PacifiCorp 3.30% 3/15/2051	325	215
PacifiCorp 2.90% 6/15/2052	586	358
PacifiCorp 5.80% 1/15/2055	7,735	7,588
PECO Energy Co. 5.25% 9/15/2054	1,775	1,721
Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,818
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,247
Public Service Electric and Gas Co. 5.50% 3/1/2055	1,503	1,512
Southern California Edison Co. 4.90% 6/1/2026	1,177	1,181
Southern California Edison Co. 3.65% 3/1/2028	225	221
Southern California Edison Co. 5.30% 3/1/2028	3,601	3,666
Southern California Edison Co. 4.20% 3/1/2029	7,286	7,196
Southern California Edison Co. 2.85% 8/1/2029	7,498	7,027
Southern California Edison Co. 5.25% 3/15/2030	19,378	19,766
Southern California Edison Co. 2.50% 6/1/2031	5,044	4,477
Southern California Edison Co. 5.45% 6/1/2031	8,795	9,064
Southern California Edison Co. 5.20% 6/1/2034	5,196	5,169
Southern California Edison Co. 5.45% 3/1/2035	1,845	1,868
Southern California Edison Co. 5.75% 4/1/2035	4,549	4,698
Southern California Edison Co. 5.35% 7/15/2035	6,450	6,483
Southern California Edison Co. 5.625% 2/1/2036	7,051	7,123
Southern California Edison Co. 3.60% 2/1/2045	2,417	1,769
Southern California Edison Co. 2.95% 2/1/2051	706	432
Southern California Edison Co. 3.65% 6/1/2051	29	20
Southern California Edison Co. 5.90% 3/1/2055	1,661	1,614
Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,509
Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,385
Virginia Electric & Power 2.40% 3/30/2032	2,575	2,276
Wisconsin Power and Light Co. 1.95% 9/16/2031	525	454
Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	791
Wisconsin Public Service Corp. 2.85% 12/1/2051	375	238
Xcel Energy, Inc. 4.75% 3/21/2028	7,808	7,907
Xcel Energy, Inc. 5.50% 3/15/2034	4,230	4,368
Xcel Energy, Inc. 5.60% 4/15/2035	3,731	3,871
		417,529
American Funds Insurance Series — Page 198 of 319

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy 2.38%	Principal amount (000)	Value (000)
Antero Resources Corp. 5.375% 3/1/2030 (d)	USD280	$282
APA Corp. 4.25% 1/15/2030	2,465	2,388
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (d)	395	402
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,109
Cenovus Energy, Inc. 4.25% 4/15/2027	13,613	13,619
Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,628
Cenovus Energy, Inc. 5.25% 6/15/2037	289	282
Cenovus Energy, Inc. 3.75% 2/15/2052	19	14
Chevron Corp. 2.954% 5/16/2026	3,365	3,344
Civitas Resources, Inc. 8.75% 7/1/2031 (d)	22,400	22,977
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (d)	268	284
Devon Energy Corp. 5.75% 9/15/2054	2,068	1,920
Diamondback Energy, Inc. 5.55% 4/1/2035	9,020	9,264
Ecopetrol SA 8.875% 1/13/2033	15,325	16,622
Energy Transfer, LP 5.25% 7/1/2029	979	1,008
Energy Transfer, LP 6.40% 12/1/2030	479	519
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,465	1,478
EOG Resources, Inc. 5.95% 7/15/2055	5,080	5,323
Equinor ASA 3.625% 9/10/2028	4,928	4,889
Equinor ASA 3.125% 4/6/2030	20,000	19,173
Equinor ASA 3.25% 11/18/2049	5,687	4,090
Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,608
Exxon Mobil Corp. 3.452% 4/15/2051	6,510	4,775
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (d)	11,320	11,897
Hess Midstream Operations, LP 5.875% 3/1/2028 (d)	1,470	1,499
Occidental Petroleum Corp. 6.625% 9/1/2030	5,120	5,490
Occidental Petroleum Corp. 5.55% 10/1/2034	5,200	5,279
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (d)	6	6
Oleoducto Central SA 4.00% 7/14/2027 (d)	1,715	1,688
Oleoducto Central SA 4.00% 7/14/2027	350	344
Petroleos Mexicanos 6.875% 10/16/2025	5,000	4,997
Petroleos Mexicanos 4.50% 1/23/2026	1,158	1,152
Petroleos Mexicanos 6.875% 8/4/2026	2,965	3,006
Petroleos Mexicanos 6.49% 1/23/2027	20,653	20,878
Petroleos Mexicanos 6.50% 3/13/2027	35,154	35,617
Petroleos Mexicanos 6.50% 1/23/2029	22,614	23,015
Petroleos Mexicanos 8.75% 6/2/2029	14,185	15,289
Petroleos Mexicanos 6.84% 1/23/2030	11,164	11,363
Shell Finance US, Inc. 2.75% 4/6/2030	377	356
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	809	816
Sunoco, LP 5.625% 3/15/2031 (d)	595	591
TotalEnergies Capital International SA 3.455% 2/19/2029	885	869
TotalEnergies Capital SA 5.275% 9/10/2054	6,805	6,544
		271,694
Industrials 1.82%
ADT Security Corp. 4.125% 8/1/2029 (d)	510	494
Air Lease Corp. 2.875% 1/15/2026	10,172	10,128
Air Lease Corp. 2.20% 1/15/2027	4,341	4,224
Air Lease Corp. 5.20% 7/15/2031	3,650	3,720
BAE Systems PLC 5.00% 3/26/2027 (d)	1,200	1,214
BAE Systems PLC 5.125% 3/26/2029 (d)	3,482	3,587
BAE Systems PLC 5.25% 3/26/2031 (d)	2,156	2,237
BAE Systems PLC 5.30% 3/26/2034 (d)	570	591
American Funds Insurance Series — Page 199 of 319

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Co. (The) 2.75% 2/1/2026	USD11,211	$11,148
Boeing Co. (The) 2.196% 2/4/2026	9,781	9,708
Boeing Co. (The) 2.70% 2/1/2027	6,473	6,343
Boeing Co. (The) 5.04% 5/1/2027	13,539	13,689
Boeing Co. (The) 6.259% 5/1/2027	4,214	4,338
Boeing Co. (The) 3.25% 2/1/2028	11,810	11,537
Boeing Co. (The) 3.25% 3/1/2028	1,925	1,880
Boeing Co. (The) 6.298% 5/1/2029	1,507	1,600
Boeing Co. (The) 5.15% 5/1/2030	25,342	26,014
Boeing Co. (The) 3.625% 2/1/2031	751	720
Boeing Co. (The) 6.388% 5/1/2031	5,632	6,137
Boeing Co. (The) 6.528% 5/1/2034	1,381	1,528
Canadian Pacific Railway Co. 3.00% 12/2/2041	578	434
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,801	1,221
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (d)	1,260	1,279
CSX Corp. 4.10% 11/15/2032	1,886	1,854
CSX Corp. 5.20% 11/15/2033	1,333	1,393
CSX Corp. 4.50% 11/15/2052	4,470	3,862
General Dynamics Corp. 3.75% 5/15/2028	479	478
General Dynamics Corp. 3.625% 4/1/2030	387	380
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,174
LG Energy Solution, Ltd. 5.25% 4/2/2028 (d)	13,205	13,463
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (d)	2,690	2,663
Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,799
Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,438
Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,931
Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,033
Republic Services, Inc. 2.375% 3/15/2033	1,635	1,427
Republic Services, Inc. 5.00% 4/1/2034	15	15
RTX Corp. 5.75% 11/8/2026	550	559
RTX Corp. 3.125% 5/4/2027	4,551	4,487
RTX Corp. 4.125% 11/16/2028	4,974	4,971
RTX Corp. 5.75% 1/15/2029	410	430
RTX Corp. 6.00% 3/15/2031	550	594
RTX Corp. 2.375% 3/15/2032	451	399
RTX Corp. 6.10% 3/15/2034	401	439
RTX Corp. 2.82% 9/1/2051	665	423
RTX Corp. 3.03% 3/15/2052	1,190	785
RTX Corp. 6.40% 3/15/2054	1,006	1,126
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (d)	2,550	2,300
TransDigm, Inc. 6.25% 1/31/2034 (d)	2,405	2,475
Triton Container International, Ltd. 3.15% 6/15/2031 (d)	2,482	2,215
Union Pacific Corp. 2.15% 2/5/2027	2,213	2,163
Union Pacific Corp. 2.40% 2/5/2030	4,454	4,152
Union Pacific Corp. 2.375% 5/20/2031	2,298	2,095
Union Pacific Corp. 2.80% 2/14/2032	5,244	4,803
Union Pacific Corp. 5.10% 2/20/2035	2,104	2,164
Union Pacific Corp. 2.95% 3/10/2052	1,405	916
Union Pacific Corp. 5.60% 12/1/2054	470	478
United Rentals (North America), Inc. 5.50% 5/15/2027	2,500	2,502
Veralto Corp. 5.50% 9/18/2026	350	354
Veralto Corp. 5.35% 9/18/2028	2,450	2,530
Veralto Corp. 5.45% 9/18/2033	1,680	1,758
American Funds Insurance Series — Page 200 of 319

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Waste Management, Inc. 1.50% 3/15/2031	USD419	$363
Waste Management, Inc. 4.80% 3/15/2032	4,135	4,228
		207,390
Communication services 1.70%
AT&T, Inc. 1.70% 3/25/2026	17,807	17,600
AT&T, Inc. 1.65% 2/1/2028	4,700	4,450
AT&T, Inc. 4.30% 2/15/2030	15,940	15,978
AT&T, Inc. 2.55% 12/1/2033	12,748	10,860
AT&T, Inc. 5.40% 2/15/2034	442	460
AT&T, Inc. 4.50% 5/15/2035	174	168
CCO Holdings, LLC 5.125% 5/1/2027 (d)	4,800	4,772
CCO Holdings, LLC 4.75% 2/1/2032 (d)	1,265	1,171
CCO Holdings, LLC 4.25% 1/15/2034 (d)	3,875	3,353
Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,427
Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	5,466
Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	1,036
Charter Communications Operating, LLC 5.85% 12/1/2035	1,302	1,315
Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,535
Charter Communications Operating, LLC 4.80% 3/1/2050	5,134	4,069
Charter Communications Operating, LLC 3.70% 4/1/2051	2,519	1,663
Charter Communications Operating, LLC 3.90% 6/1/2052	6,148	4,167
Charter Communications Operating, LLC 5.25% 4/1/2053	1,065	891
Charter Communications Operating, LLC 6.70% 12/1/2055	1,058	1,071
Comcast Corp. 3.15% 2/15/2028	7,200	7,074
Comcast Corp. 4.55% 1/15/2029	1,610	1,631
Comcast Corp. 4.80% 5/15/2033	1,841	1,860
Comcast Corp. 2.887% 11/1/2051	18	11
Comcast Corp. 5.65% 6/1/2054	3,313	3,254
Comcast Corp. 5.50% 5/15/2064	250	236
Netflix, Inc. 4.90% 8/15/2034	645	666
Netflix, Inc. 5.40% 8/15/2054	127	128
News Corp. 5.125% 2/15/2032 (d)	1,300	1,293
SBA Tower Trust 1.631% 11/15/2026 (d)	6,741	6,546
Sirius XM Radio, LLC 4.00% 7/15/2028 (d)	675	653
Sirius XM Radio, LLC 3.875% 9/1/2031 (d)	12,000	10,883
T-Mobile USA, Inc. 2.625% 4/15/2026	4,416	4,381
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,972
T-Mobile USA, Inc. 4.95% 3/15/2028	705	719
T-Mobile USA, Inc. 4.80% 7/15/2028	175	178
T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,780
T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,414
T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	13,549
T-Mobile USA, Inc. 5.125% 5/15/2032	4,970	5,116
T-Mobile USA, Inc. 5.05% 7/15/2033	832	850
T-Mobile USA, Inc. 5.75% 1/15/2034	730	774
T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,579
T-Mobile USA, Inc. 6.00% 6/15/2054	920	953
T-Mobile USA, Inc. 5.50% 1/15/2055	406	393
Verizon Communications, Inc. 1.75% 1/20/2031	9,144	8,002
Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,590
Verizon Communications, Inc. 2.355% 3/15/2032	2,775	2,434
Verizon Communications, Inc. 4.78% 2/15/2035	1,552	1,527
Verizon Communications, Inc. 3.55% 3/22/2051	625	459
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications, Inc. 3.875% 3/1/2052	USD4,006	$3,077
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	356	351
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	10,855	9,959
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	3,094	2,472
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,030	769
ZipRecruiter, Inc. 5.00% 1/15/2030 (d)	490	395
		193,380
Consumer staples 1.59%
Altria Group, Inc. 4.40% 2/14/2026	4,585	4,582
Altria Group, Inc. 4.875% 2/4/2028	1,330	1,352
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,770
BAT Capital Corp. 3.557% 8/15/2027	9,271	9,178
BAT Capital Corp. 2.259% 3/25/2028	2,353	2,249
BAT Capital Corp. 6.343% 8/2/2030	2,210	2,387
BAT Capital Corp. 4.742% 3/16/2032	2,675	2,693
BAT Capital Corp. 5.35% 8/15/2032	18,664	19,306
BAT Capital Corp. 6.421% 8/2/2033	4,665	5,123
BAT Capital Corp. 5.625% 8/15/2035	12,170	12,653
BAT Capital Corp. 7.079% 8/2/2043	1,323	1,498
BAT Capital Corp. 5.65% 3/16/2052	120	115
BAT International Finance PLC 1.668% 3/25/2026	4,070	4,021
BAT International Finance PLC 4.448% 3/16/2028	2,925	2,943
Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,428
Constellation Brands, Inc. 4.35% 5/9/2027	890	893
Constellation Brands, Inc. 4.80% 5/1/2030	1,618	1,642
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,311
Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,990
Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,835
H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,385
Imperial Brands Finance PLC 4.50% 6/30/2028 (d)	24,345	24,508
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,895
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	593
Mars, Inc. 4.80% 3/1/2030 (d)	4,670	4,759
Mars, Inc. 5.00% 3/1/2032 (d)	3,640	3,726
Mars, Inc. 5.20% 3/1/2035 (d)	15,670	16,025
Mars, Inc. 5.65% 5/1/2045 (d)	2,371	2,407
Mars, Inc. 5.70% 5/1/2055 (d)	13,235	13,416
Mondelez International, Inc. 4.75% 8/28/2034	5,520	5,517
Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,514
Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,892
Philip Morris International, Inc. 5.125% 2/15/2030	982	1,015
Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,802
Philip Morris International, Inc. 4.75% 11/1/2031	830	845
Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,717
Walmart, Inc. 4.90% 4/28/2035	1,013	1,043
Walmart, Inc. 4.50% 4/15/2053	1,416	1,270
		181,298
Information technology 1.14%
Analog Devices, Inc. 2.10% 10/1/2031	270	239
Analog Devices, Inc. 5.05% 4/1/2034	717	744
Analog Devices, Inc. 2.80% 10/1/2041	521	386
Broadcom Corp. 3.875% 1/15/2027	5,966	5,964
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom, Inc. 5.05% 7/12/2027	USD2,545	$2,589
Broadcom, Inc. 4.00% 4/15/2029 (d)	609	606
Broadcom, Inc. 5.05% 7/12/2029	2,177	2,243
Broadcom, Inc. 5.15% 11/15/2031	5,186	5,390
Broadcom, Inc. 4.15% 4/15/2032 (d)	630	618
Broadcom, Inc. 3.469% 4/15/2034 (d)	11,652	10,638
Broadcom, Inc. 4.80% 10/15/2034	1,063	1,071
Broadcom, Inc. 3.137% 11/15/2035 (d)	847	733
Broadcom, Inc. 4.926% 5/15/2037 (d)	2,879	2,873
Cisco Systems, Inc. 4.95% 2/26/2031	991	1,026
Cisco Systems, Inc. 5.05% 2/26/2034	843	872
Cisco Systems, Inc. 5.10% 2/24/2035	2,675	2,768
Cisco Systems, Inc. 5.30% 2/26/2054	784	775
Fair Isaac Corp. 6.00% 5/15/2033 (d)	1,300	1,319
Intel Corp. 3.05% 8/12/2051	1,530	972
Intel Corp. 5.60% 2/21/2054	7,880	7,571
Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,448
Oracle Corp. 1.65% 3/25/2026	4,867	4,810
Oracle Corp. 4.80% 8/3/2028	615	625
Oracle Corp. 4.45% 9/26/2030	2,610	2,609
Oracle Corp. 5.25% 2/3/2032	1,340	1,382
Oracle Corp. 4.80% 9/26/2032	5,105	5,113
Oracle Corp. 5.50% 8/3/2035	2,374	2,444
Oracle Corp. 5.20% 9/26/2035	6,715	6,755
Oracle Corp. 5.875% 9/26/2045	2,800	2,809
Oracle Corp. 6.00% 8/3/2055	5,970	5,998
Oracle Corp. 5.95% 9/26/2055	9,220	9,198
Oracle Corp. 6.10% 9/26/2065	2,295	2,293
Roper Technologies, Inc. 5.10% 9/15/2035	1,813	1,828
Synopsys, Inc. 5.15% 4/1/2035	21,470	21,849
Synopsys, Inc. 5.70% 4/1/2055	8,055	8,135
		129,693
Real estate 0.65%
American Tower Corp. 3.65% 3/15/2027	1,375	1,365
Boston Properties, LP 2.90% 3/15/2030	4,630	4,301
Boston Properties, LP 3.25% 1/30/2031	463	431
Boston Properties, LP 2.55% 4/1/2032	1,674	1,448
Boston Properties, LP 2.45% 10/1/2033	1,335	1,093
Boston Properties, LP 6.50% 1/15/2034	10,849	11,707
Boston Properties, LP 5.75% 1/15/2035	11,874	12,145
COPT Defense Properties, LP 2.00% 1/15/2029	1,139	1,056
COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,401
COPT Defense Properties, LP 2.90% 12/1/2033	564	478
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (d)	395	367
Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,943
FibraSOMA 4.375% 7/22/2031 (d)	1,475	1,277
Howard Hughes Corp. (The) 5.375% 8/1/2028 (d)	1,755	1,749
Howard Hughes Corp. (The) 4.125% 2/1/2029 (d)	2,755	2,645
Howard Hughes Corp. (The) 4.375% 2/1/2031 (d)	3,135	2,942
Iron Mountain, Inc. 5.25% 3/15/2028 (d)	3,020	3,017
Iron Mountain, Inc. 5.25% 7/15/2030 (d)	675	668
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	2,097	2,140
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (d)	4,683	4,913
American Funds Insurance Series — Page 203 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Prologis, LP 4.875% 6/15/2028	USD1,040	$1,064
Prologis, LP 4.75% 6/15/2033	1,409	1,422
Prologis, LP 5.125% 1/15/2034	6,175	6,346
Prologis, LP 5.00% 3/15/2034	360	366
Prologis, LP 5.25% 6/15/2053	117	113
Service Properties Trust 3.95% 1/15/2028	1,710	1,602
Service Properties Trust 8.625% 11/15/2031 (d)	3,040	3,239
		74,238
Materials 0.53%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,174
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	144
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	1,924	2,001
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)	700	269
Celanese US Holdings, LLC 6.665% 7/15/2027	6,297	6,464
Celanese US Holdings, LLC 6.85% 11/15/2028	3,575	3,713
Celanese US Holdings, LLC 6.83% 7/15/2029	8,862	9,159
Celanese US Holdings, LLC 7.05% 11/15/2030	4,530	4,680
Celanese US Holdings, LLC 6.879% 7/15/2032	800	818
Celanese US Holdings, LLC 7.20% 11/15/2033	1,031	1,072
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (d)	834	849
Dow Chemical Co. (The) 5.15% 2/15/2034	8	8
Dow Chemical Co. (The) 5.35% 3/15/2035	129	128
Dow Chemical Co. (The) 5.65% 3/15/2036	66	66
Dow Chemical Co. (The) 5.55% 11/30/2048	142	129
Dow Chemical Co. (The) 6.90% 5/15/2053	62	66
Dow Chemical Co. (The) 5.60% 2/15/2054	746	676
Methanex Corp. 5.125% 10/15/2027	510	511
NOVA Chemicals Corp. 8.50% 11/15/2028 (d)	205	215
NOVA Chemicals Corp. 4.25% 5/15/2029 (d)	425	412
POSCO 5.75% 1/17/2028 (d)	745	769
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	25,776	26,421
		60,744
Municipals 0.01%
Aeropuerto Internacional de Tocumen SA 4.00% 8/11/2041 (d)	730	608
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)	565	451
		1,059
Total corporate bonds, notes & loans		3,638,743
U.S. Treasury bonds & notes 21.25% U.S. Treasury 20.38%
U.S. Treasury 5.00% 10/31/2025	27,980	27,999
U.S. Treasury 2.25% 11/15/2025	6,785	6,771
U.S. Treasury 4.25% 12/31/2025	4,994	4,998
U.S. Treasury 3.625% 5/15/2026	1,926	1,924
U.S. Treasury 4.625% 6/30/2026	198	199
U.S. Treasury 4.375% 7/31/2026	271	272
U.S. Treasury 0.75% 8/31/2026	8,871	8,635
U.S. Treasury 4.625% 11/15/2026	3,589	3,624
U.S. Treasury 4.00% 1/15/2027	3,741	3,755
U.S. Treasury 1.875% 2/28/2027	4,000	3,902
U.S. Treasury 2.625% 5/31/2027	43,530	42,812
American Funds Insurance Series — Page 204 of 319

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.50% 9/30/2027	USD306,083	$305,449
U.S. Treasury 2.25% 11/15/2027	105,830	102,900
U.S. Treasury 6.125% 11/15/2027	24,000	25,221
U.S. Treasury 1.125% 2/29/2028	9,895	9,332
U.S. Treasury 4.00% 2/29/2028	4,750	4,792
U.S. Treasury 3.625% 3/31/2028	13	13
U.S. Treasury 1.00% 7/31/2028	5,630	5,235
U.S. Treasury 1.125% 8/31/2028 (h)	13,555	12,623
U.S. Treasury 3.375% 9/15/2028	95,765	95,110
U.S. Treasury 5.25% 11/15/2028	5,700	5,968
U.S. Treasury 2.375% 5/15/2029	4,070	3,893
U.S. Treasury 4.00% 7/31/2029	334	338
U.S. Treasury 3.875% 12/31/2029	44,049	44,336
U.S. Treasury 3.75% 5/31/2030	13,300	13,310
U.S. Treasury 4.125% 8/31/2030	11,215	11,404
U.S. Treasury 3.625% 9/30/2030 (h)	327,493	325,841
U.S. Treasury 4.875% 10/31/2030	92,133	96,862
U.S. Treasury 4.125% 10/31/2031	1,408	1,429
U.S. Treasury 4.125% 11/30/2031	985	999
U.S. Treasury 3.875% 9/30/2032	109,951	109,599
U.S. Treasury 4.125% 11/15/2032	114	115
U.S. Treasury 4.375% 5/15/2034	100	102
U.S. Treasury 4.25% 8/15/2035	221,819	223,604
U.S. Treasury 4.25% 5/15/2039 (h)	125,497	123,585
U.S. Treasury 1.375% 11/15/2040	24,540	16,020
U.S. Treasury 1.875% 2/15/2041	24,272	17,073
U.S. Treasury 4.75% 2/15/2041	75,066	77,066
U.S. Treasury 2.00% 11/15/2041	57	40
U.S. Treasury 2.375% 2/15/2042	2,701	2,002
U.S. Treasury 3.25% 5/15/2042	10,848	9,117
U.S. Treasury 4.875% 8/15/2045	142,111	145,264
U.S. Treasury 3.00% 2/15/2049	124,633	93,300
U.S. Treasury 2.875% 5/15/2049	19,228	14,028
U.S. Treasury 2.875% 5/15/2052	990	707
U.S. Treasury 4.00% 11/15/2052	7,328	6,483
U.S. Treasury 4.125% 8/15/2053	213	193
U.S. Treasury 4.75% 5/15/2055 (h)	262,133	262,927
U.S. Treasury 4.75% 8/15/2055	50,086	50,258
		2,321,429
U.S. Treasury inflation-protected securities 0.87%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (i)	6,088	6,056
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (i)	7,703	7,356
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (i)	11,555	11,726
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (i)	31,867	32,133
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (i)	— (j)	— (j)
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (i)	6,157	4,930
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (i)	5,780	5,337
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (i)	32,966	32,199
		99,737
Total U.S. Treasury bonds & notes		2,421,166
American Funds Insurance Series — Page 205 of 319

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations 4.77% Other asset-backed securities 2.62%	Principal amount (000)	Value (000)
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(d)	USD9,848	$9,887
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (a)(d)	11,785	11,840
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (a)(d)	3,485	3,501
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (a)(d)	1,450	1,452
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(d)	4,837	4,897
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(d)	5,014	5,081
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(d)	158	156
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(d)	3,003	2,841
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(d)	346	330
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(d)	847	851
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(d)	6,049	6,085
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(d)	12,012	12,217
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(d)	13,500	12,597
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (a)(d)	5,271	4,922
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (a)(d)	589	560
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(d)	58	57
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(d)	18,412	15,915
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(d)	1,897	1,612
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(d)	3,362	2,393
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (a)(d)	364	256
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(d)	5,966	4,996
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (a)(d)	1,898	1,488
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(d)	14,915	14,475
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(d)	6,542	6,287
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(d)	4,919	4,938
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(d)	1,462	1,372
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(d)	2,987	2,808
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(d)	269	249
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(d)	249	233
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(d)	7,565	7,685
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(d)	3,906	3,948
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(d)	1,363	1,296
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(d)	1,034	960
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(d)	115	106
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(d)	1,745	1,669
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(d)	6,432	5,994
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(d)	1,783	1,675
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(d)	1,502	1,395
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(d)	9,005	9,112
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (a)(d)	567	570
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(d)	6,290	6,340
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(d)	3,299	3,133
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(d)	50,765	42,513
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(d)	4,499	4,536
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (a)(d)	5,756	5,782
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(d)	2,314	2,322
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(d)	482	483
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(d)	2,119	2,124
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(d)	2,881	2,907
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (a)(d)	1,710	1,722
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (a)(d)	4,558	4,588
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/15/2028 (a)(d)	909	923
American Funds Insurance Series — Page 206 of 319

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(d)	USD4,623	$4,635
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (a)(d)	1,118	1,124
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (a)(d)	1,641	1,653
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (a)(d)	2,137	2,018
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (a)(d)	394	374
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(d)	1,837	1,738
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(d)	1,248	1,214
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(d)	152	150
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(d)	441	426
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(d)	506	489
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(d)	882	858
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(d)	1,848	1,758
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(d)	735	707
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(d)	1,456	1,372
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(d)	4,594	4,286
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(d)	257	239
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(d)	3,880	3,644
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (a)(d)	3,186	3,029
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(d)	95	87
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(d)	7,407	6,948
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(d)	2,585	2,390
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(d)	251	232
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (a)	7,985	8,000
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (a)(d)	5,380	5,482
		298,932
Auto loan 1.52%
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028 (a)	348	351
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027 (a)	291	289
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027 (a)	2,613	2,590
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (a)(d)	2,022	2,012
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (a)(d)	519	517
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027 (a)(d)	1,066	1,065
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(d)	3,445	3,380
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(d)	531	521
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(d)	193	189
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(d)	6,724	6,870
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(d)	1,348	1,367
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(d)	5,059	5,276
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(d)	4,665	4,833
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028 (a)	123	124
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027 (a)	25	25
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028 (a)	875	876
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029 (a)	1,400	1,408
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (a)(d)	304	306
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (a)	56	55
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029 (a)(d)	172	176
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(d)	528	536
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(d)	1,197	1,206
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(d)	799	817
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (a)(d)	1,007	1,010
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(d)	748	749
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028 (a)(d)	272	272
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	566	566
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (a)(d)	USD819	$830
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029 (a)(d)	846	878
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(d)	2,042	2,054
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(d)	8,258	8,288
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (a)(d)	897	898
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (a)(d)	141	141
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(d)	8,713	8,789
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027 (a)	919	910
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (a)	2,426	2,437
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (a)	348	350
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (a)	245	245
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (a)	758	776
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (a)	462	471
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(d)	1,014	1,094
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028 (a)(d)	485	486
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029 (a)(d)	312	315
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029 (a)(d)	454	453
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029 (a)(d)	307	302
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028 (a)	562	566
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (a)	597	606
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(d)	4,218	4,296
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (a)(d)	5,833	5,862
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (a)(d)	518	519
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (a)(d)	625	626
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(d)	561	566
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(d)	507	519
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(d)	2,076	2,082
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(d)	1,279	1,295
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (a)	162	162
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027 (a)	101	101
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (a)	348	351
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028 (a)	320	326
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (a)(d)	4,815	4,937
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(d)	2,703	2,804
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(d)	3,984	4,182
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (a)(d)	1,600	1,614
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/15/2030 (a)(d)	948	980
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(d)	330	335
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(d)	1,174	1,147
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(d)	17,770	17,329
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(d)	1,264	1,229
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(d)	859	836
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(d)	3,007	3,072
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (a)	131	132
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029 (a)	188	190
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028 (a)	110	110
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029 (a)	160	163
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027 (a)(d)	13	13
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027 (a)(d)	41	41
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (a)(d)	438	439
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (a)(d)	566	567
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (a)(d)	423	424
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (a)(d)	615	618
American Funds Insurance Series — Page 208 of 319

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(d)	USD848	$859
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(d)	1,361	1,374
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (a)(d)	3,223	3,294
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(d)	714	731
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(d)	623	630
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(d)	483	501
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(d)	123	126
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (a)	874	887
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (a)	472	476
Prestige Auto Receivables Trust, Series 2023-2, Class B, 6.64% 12/15/2027 (a)(d)	3,857	3,874
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (a)	265	265
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (a)	333	333
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (a)	409	409
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (a)	700	708
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (a)(d)	2,758	2,767
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (a)(d)	441	445
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (a)(d)	361	368
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027 (a)(d)	1,058	1,059
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027 (a)(d)	2,523	2,532
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (a)(d)	1,175	1,181
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(d)	2,219	2,250
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(d)	1,236	1,271
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (a)(d)	10,778	10,893
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(d)	9,375	9,471
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (a)	221	222
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029 (a)	232	235
		173,303
Student loan 0.38%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(d)	6,799	6,873
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(d)	1,522	1,389
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069 (a)(d)	891	804
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (a)(d)	569	515
Nelnet Student Loan Trust, Series 2025-AA, Class A1B, (30-day Average USD-SOFR + 1.10%) 5.472% 3/15/2057 (a)(b)(d)	15,670	15,630
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(d)	153	143
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(d)	2,598	2,454
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(d)	5,927	5,610
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.99% 4/20/2062 (a)(b)(d)	1,961	1,957
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.522% 7/25/2051 (a)(b)(d)	160	160
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (a)(d)	607	624
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.922% 11/15/2052 (a)(b)(d)	670	677
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(d)	6,525	6,651
		43,487
Credit card 0.22%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(d)	13,550	13,584
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(d)	2,416	2,423
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(d)	8,461	8,486
		24,493
American Funds Insurance Series — Page 209 of 319

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Commercial mortgage backed securities 0.03%	Principal amount (000)	Value (000)
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052 (a)(d)	USD2,605	$2,601
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052 (a)(d)	396	395
		2,996
Collateralized loan obligations 0.00%
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.55% 7/25/2030 (a)(b)(d)	97	97
Total asset-backed obligations		543,308
Bonds & notes of governments & government agencies outside the U.S. 1.81% Mexico 1.13%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (d)	71,695	72,829
United Mexican States 6.00% 5/13/2030	2,960	3,113
United Mexican States 6.00% 5/7/2036	32,486	33,285
United Mexican States 6.875% 5/13/2037	3,200	3,459
United Mexican States 7.375% 5/13/2055	14,311	15,749
		128,435
Greece 0.46%
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	12,085
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	10,057
Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	30,107
		52,249
Japan 0.10%
Japan, Series 86, 2.40% 3/20/2055	JPY1,908,300	11,256
Dominican Republic 0.08%
Dominican Republic 5.95% 1/25/2027 (d)	USD8,100	8,256
Dominican Republic (Government of) 7.05% 2/3/2031 (d)	680	734
		8,990
Colombia 0.02%
Colombia (Republic of) 7.50% 2/2/2034	2,530	2,665
Poland 0.01%
Poland (Republic of) 5.75% 11/16/2032	555	596
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	830	842
		1,438
Chile 0.01%
Chile (Republic of) 4.00% 1/31/2052	580	459
Paraguay 0.00%
Paraguay (Republic of) 5.00% 4/15/2026	285	286
Total bonds & notes of governments & government agencies outside the U.S.		205,778
Municipals 1.43% California 0.02%
GO Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,466
American Funds Insurance Series — Page 210 of 319

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois 1.28%	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	USD65	$64
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/ 2039	31,050	29,549
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/ 2040	8,945	8,551
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	2,500	2,482
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	102,799	104,641
		145,287
Massachusetts 0.07%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,792
Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,877
Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,500	4,454
Total municipals		162,876
Federal agency bonds & notes 0.10%
Fannie Mae 2.125% 4/24/2026	11,910	11,797
Total bonds, notes & other debt instruments (cost: $10,927,809,000)		10,885,539
Common stocks 0.00% Energy 0.00%	Shares
FORESEA Holding SA, Class C, nonvoting shares (d)	555	13
FORESEA Holding SA, Class B (d)	61	1
		14
Total common stocks (cost: $8,000)		14
Short-term securities 7.63% Money market investments 7.63%
Capital Group Central Cash Fund 4.17% (k)(l)	8,684,457	868,446
Total short-term securities (cost: $868,354,000)		868,446
Total investment securities 103.18% (cost: $11,796,171,000)		11,753,999
Other assets less liabilities (3.18)%		(361,725)
Net assets 100.00%		$11,392,274
American Funds Insurance Series — Page 211 of 319

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
3 Month SOFR Futures	Short	7,567	3/18/2026	USD(1,822,039)	$(2,566)
3 Month SOFR Futures	Long	487	9/16/2026	117,750	(92)
2 Year U.S. Treasury Note Futures	Long	15,512	1/6/2026	3,232,677	127
5 Year U.S. Treasury Note Futures	Long	7,599	1/6/2026	829,775	(1,582)
10 Year Euro-Bund Futures	Short	350	12/10/2025	(52,832)	(327)
10 Year Japanese Government Bond Futures	Short	35	12/22/2025	(32,138)	232
10 Year U.S. Treasury Note Futures	Long	1,496	12/31/2025	168,300	(236)
10 Year Ultra U.S. Treasury Note Futures	Short	848	12/31/2025	(97,586)	533
20 Year U.S. Treasury Note Futures	Short	10	12/31/2025	(1,166)	3
30 Year Ultra U.S. Treasury Bond Futures	Long	3,033	12/31/2025	364,150	8,034
					$4,126
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	12,037	INR	1,067,766	Citibank	10/3/2025	$16
INR	1,067,766	USD	12,176	Citibank	10/3/2025	(155)
AUD	18,588	USD	12,183	Citibank	10/7/2025	118
EUR	10,855	USD	12,761	Citibank	10/8/2025	(11)
USD	13,922	EUR	11,856	Citibank	10/10/2025	(6)
BRL	24,015	USD	4,394	JPMorgan Chase	10/14/2025	102
EUR	4,860	USD	5,715	UBS AG	10/17/2025	(3)
USD	44,774	EUR	38,117	Goldman Sachs	10/17/2025	(27)
USD	28,993	JPY	4,227,230	Morgan Stanley	10/20/2025	344
JPY	3,901,364	EUR	22,514	BNP Paribas	10/20/2025	(26)
USD	11,649	JPY	1,738,295	Morgan Stanley	10/22/2025	(135)
INR	1,067,766	USD	12,018	Citibank	10/30/2025	(21)
						$196
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.4555%	Annual	SOFR	Annual	12/6/2025	USD35,525	$19	$—	$19
SOFR	Annual	3.39981%	Annual	3/31/2027	88,200	100	—	100
SOFR	Annual	3.62%	Annual	6/30/2027	40,816	(137)	—	(137)
3.998%	Annual	SOFR	Annual	12/4/2028	40,040	792	—	792
SOFR	Annual	3.945%	Annual	5/31/2029	20,090	(415)	—	(415)
SOFR	Annual	3.3125%	Annual	10/7/2029	11,993	16	—	16
American Funds Insurance Series — Page 212 of 319

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.4445%	Annual	10/7/2029	USD6,052	$(25)	$—	$(25)
SOFR	Annual	3.4805%	Annual	10/7/2029	6,052	(30)	—	(30)
SOFR	Annual	3.552%	Annual	10/7/2029	4,000	(31)	—	(31)
SOFR	Annual	3.543%	Annual	10/7/2029	6,052	(45)	—	(45)
SOFR	Annual	3.455%	Annual	10/7/2029	12,103	(49)	—	(49)
SOFR	Annual	3.551%	Annual	10/7/2029	12,103	(93)	—	(93)
SOFR	Annual	3.965%	Annual	11/14/2029	30,465	(718)	—	(718)
SOFR	Annual	3.9195%	Annual	11/15/2029	8,240	(180)	—	(180)
SOFR	Annual	3.763%	Annual	12/12/2029	11,790	(188)	—	(188)
SOFR	Annual	3.2015%	Annual	2/28/2030	29,600	184	—	184
SOFR	Annual	3.4415%	Annual	2/28/2030	18,470	(66)	—	(66)
SOFR	Annual	3.797%	Annual	3/31/2030	2,774	(50)	—	(50)
SOFR	Annual	3.794%	Annual	3/31/2030	5,301	(95)	—	(95)
SOFR	Annual	3.796%	Annual	3/31/2030	5,301	(95)	—	(95)
SOFR	Annual	3.7815%	Annual	3/31/2030	10,484	(182)	—	(182)
SOFR	Annual	3.6065%	Annual	5/12/2030	9,910	(101)	—	(101)
SOFR	Annual	3.2175%	Annual	9/18/2030	15,786	115	—	115
SOFR	Annual	3.2385%	Annual	9/18/2030	8,168	52	—	52
SOFR	Annual	3.2145%	Annual	9/18/2030	3,938	29	—	29
SOFR	Annual	3.2155%	Annual	9/18/2030	3,938	29	—	29
SOFR	Annual	3.4245%	Annual	8/15/2032	19,850	65	—	65
SOFR	Annual	3.48%	Annual	10/2/2032	22,935	9	—	9
SOFR	Annual	3.482%	Annual	10/2/2032	22,361	6	—	6
SOFR	Annual	3.4815%	Annual	10/2/2032	22,954	6	—	6
SOFR	Annual	3.6025%	Annual	1/8/2034	16,295	(49)	—	(49)
SOFR	Annual	3.583%	Annual	5/15/2035	14,970	60	—	60
SOFR	Annual	3.648%	Annual	10/2/2035	20,270	10	—	10
SOFR	Annual	3.883%	Annual	7/28/2045	33,965	384	—	384
SOFR	Annual	4.137%	Annual	7/28/2045	4,100	(98)	—	(98)
SOFR	Annual	3.8475%	Annual	11/15/2052	7,340	133	—	133
						$(638)	$—	$(638)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL160,970	$1,390	$—	$1,390
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	88,380	637	—	637
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	19,180	164	—	164
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	76,120	(14)	—	(14)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	56,000	(43)	—	(43)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	41,300	(74)	—	(74)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	36,820	(81)	—	(81)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	41,300	(91)	—	(91)
American Funds Insurance Series — Page 213 of 319

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps (continued)
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL77,000	$(132)	$—	$(132)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	25,300	(182)	—	(182)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	38,509	(263)	—	(263)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	38,753	(266)	—	(266)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	38,500	(281)	—	(281)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	77,020	(529)	—	(529)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	76,900	(536)	—	(536)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	75,919	(556)	—	(556)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	19,400	(28)	—	(28)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	19,625	(30)	—	(30)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	41,625	(93)	—	(93)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	80,500	(102)	—	(102)
							$(1,110)	$—	$(1,110)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD138,260	$(11,018)	$(7,703)	$(3,315)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (m) (000)	Value at 9/30/2025 (n) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD 47,760	$1,082	$1,096	$(14)
Investments in affiliates (o)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 7.63%
Money market investments 7.63%
Capital Group Central Cash Fund 4.17% (k)	$730,121	$3,541,305	$3,402,978	$201	$(203)	$868,446	$25,096

American Funds Insurance Series — Page 214 of 319

unaudited
(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(c)	Represents securities transacted on a TBA basis.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,874,668,000, which represented 16.46% of the net assets of the fund.

(e)	Step bond; coupon rate may change at a later date.
(f)	Value determined using significant unobservable inputs.
(g)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,704,000, which represented 0.06% of the net assets of the fund.

(h)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $68,192,000, which represented 0.60% of the net assets of the fund.
(i)	Index-linked bond whose principal amount moves with a government price index.
(j)	Amount less than one thousand.
(k)	Rate represents the seven-day yield at 9/30/2025.
(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(m)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(n)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(o)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance

Fncg. = Financing
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
INR = Indian rupees
JPY = Japanese yen
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
American Funds Insurance Series — Page 215 of 319

Capital World Bond Fund®
Investment portfolio
September 30, 2025
unaudited

Bonds, notes & other debt instruments 88.26% Euros 20.02%	Principal amount (000)	Value (000)
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	EUR2,800	$3,095
Albania (Republic of) 4.75% 2/14/2035	2,290	2,715
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)	500	650
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	100	125
Altria Group, Inc. 3.125% 6/15/2031	800	929
American Tower Corp. 0.45% 1/15/2027	2,525	2,892
American Tower Corp. 0.875% 5/21/2029	1,470	1,607
Amprion Gmbh 4.125% 9/7/2034	2,600	3,173
Amprion Gmbh 3.875% 6/5/2036	1,800	2,131
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,301
AT&T, Inc. 1.60% 5/19/2028	2,350	2,692
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (a)	1,000	1,214
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)	900	1,118
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)	700	885
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	290	332
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)(b)	5,000	6,006
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027) (a)	2,800	3,337
Belgium (Kingdom of), Series 100, 2.85% 10/22/2034	880	1,007
Belgium (Kingdom of), Series 88, 1.70% 6/22/2050	2,730	2,031
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	886
BPCE SA 4.50% 1/13/2033	1,400	1,741
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)	900	1,113
British American Tobacco PLC 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026) (a)	4,980	5,847
Bulgaria (Republic of) 3.375% 7/18/2035	1,340	1,546
Coca-Cola Co. 3.375% 8/15/2037	155	180
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)	1,900	2,363
Croatia (Republic of) 3.25% 2/11/2037	1,005	1,154
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)	4,000	4,441
Deutsche Telekom AG 3.25% 6/4/2035	1,990	2,327
Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	300
Dow Chemical Co. (The) 1.125% 3/15/2032	827	835
Egypt (Arab Republic of) 5.625% 4/16/2030	300	336
Electricite de France SA 4.25% 1/25/2032	1,300	1,604
Electricite de France SA 4.00% 5/7/2037	500	587
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)	1,400	1,603
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (a)	1,200	1,549
Enel Finance International NV 4.00% 2/20/2031	465	571
Engie SA 3.875% 1/6/2031	1,000	1,215
Equinor ASA 1.375% 5/22/2032	3,650	3,836
Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027) (a)	1,090	1,460
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)	240	306
American Funds Insurance Series — Page 216 of 319

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (a)	EUR2,030	$2,547
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)	1,375	1,625
European Investment Bank 0.25% 1/20/2032	2,075	2,100
European Investment Bank 1.50% 6/15/2032	1,000	1,089
European Investment Bank 2.875% 1/12/2033	4,500	5,330
European Investment Bank 2.875% 1/15/2035	395	461
European Union 0.25% 10/22/2026	610	703
European Union 2.875% 12/6/2027	1,060	1,263
European Union 2.875% 10/5/2029	170	203
European Union 2.50% 10/14/2030	1,165	1,363
European Union 3.125% 12/4/2030	190	229
European Union 0% 7/4/2031	705	713
European Union 2.75% 12/13/2032	575	672
European Union 3.25% 7/4/2034	380	455
European Union 0% 7/4/2035	220	192
European Union 3.75% 10/12/2045	635	738
European Union 0.70% 7/6/2051	3,000	1,736
European Union 3.375% 10/5/2054	540	566
European Union 4.00% 10/12/2055	2,770	3,227
Finland (Republic of) 3.00% 9/15/2033	2,370	2,806
Ford Motor Credit Co., LLC 3.622% 7/27/2028	960	1,130
French Republic O.A.T. 0.75% 2/25/2028	980	1,111
French Republic O.A.T. 2.75% 2/25/2029	1,790	2,121
French Republic O.A.T. 0% 11/25/2030	19,550	19,944
French Republic O.A.T. 0% 5/25/2032	2,120	2,041
French Republic O.A.T. 2.00% 11/25/2032	3,170	3,461
French Republic O.A.T. 3.00% 5/25/2033	1,920	2,225
French Republic O.A.T. 3.00% 11/25/2034	4,430	5,040
French Republic O.A.T. 0.50% 5/25/2040	600	441
French Republic O.A.T. 0.75% 5/25/2052	180	95
French Republic O.A.T. 3.75% 5/25/2056	400	421
Germany (Federal Republic of) 0% 10/9/2026	2,305	2,653
Germany (Federal Republic of) 0% 11/15/2027	1,400	1,576
Germany (Federal Republic of) 0% 2/15/2030	16,355	17,445
Germany (Federal Republic of) 2.50% 2/15/2035	13,725	15,893
Germany (Federal Republic of) 1.00% 5/15/2038	1,300	1,218
Germany (Federal Republic of) 0% 8/15/2050	1,200	637
Greece (Hellenic Republic of) 3.875% 6/15/2028	615	752
Greece (Hellenic Republic of) 1.50% 6/18/2030	690	770
Greece (Hellenic Republic of) 1.75% 6/18/2032	1,915	2,081
Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,954
Greece (Hellenic Republic of) 3.625% 6/15/2035	4,385	5,251
Greece (Hellenic Republic of) 4.125% 6/15/2054	640	734
Hungary (Republic of) 4.875% 3/22/2040	305	360
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)	1,200	1,573
Ireland (Republic of) 2.60% 10/18/2034	1,820	2,079
Ireland (Republic of) 3.00% 10/18/2043	1,130	1,251
Ireland (Republic of) 3.15% 10/18/2055	755	802
Italy (Republic of) 3.10% 8/28/2026	3,425	4,059
Italy (Republic of) 1.35% 4/1/2030	7	8
Italy (Republic of) 2.70% 10/1/2030	1,365	1,596
Italy (Republic of) 3.25% 11/15/2032	2,595	3,064
Italy (Republic of) 4.20% 3/1/2034	1,430	1,789
Italy (Republic of) 3.65% 8/1/2035	4,445	5,285
Italy (Republic of) 3.85% 10/1/2040	2,180	2,530
American Funds Insurance Series — Page 217 of 319

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Italy (Republic of) 4.30% 10/1/2054	EUR4,245	$4,897
Johnson & Johnson 3.35% 2/26/2037	360	419
Lithuania (Republic of) 3.50% 7/3/2031	1,170	1,413
Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,916
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)	100	121
Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,818
Metropolitan Life Global Funding I 0.55% 6/16/2027 (b)	2,000	2,279
MPT Finance Corp. 7.00% 2/15/2032	100	123
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)	2,725	2,978
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027) (a)	185	210
Ontario (Province of) 3.25% 7/3/2035	1,120	1,312
PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,949
Philip Morris International, Inc. 2.75% 6/6/2029	770	900
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)	320	418
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)	730	913
Portugal (Republic of) 0.475% 10/18/2030	350	373
Portugal (Republic of) 2.875% 10/20/2034	1,960	2,273
Portugal (Republic of) 3.00% 6/15/2035	2,870	3,338
Portugal (Republic of) 3.50% 6/18/2038	3,140	3,723
Portugal (Republic of) 3.375% 6/15/2040	715	822
Portugal (Republic of) 3.625% 6/12/2054	685	761
Prysmian SpA 3.875% 11/28/2031	435	527
Quebec (Province of) 0.25% 5/5/2031	920	940
Quebec (Province of) 0.50% 1/25/2032	1,155	1,172
Quebec (Province of) 3.35% 7/23/2039	2,525	2,894
Queensland Treasury Corp. 3.25% 5/21/2035	360	422
Romania 2.125% 3/7/2028	500	571
Severn Trent Utilities Finance PLC 4.00% 3/5/2034	475	573
Shell International Finance BV 1.50% 4/7/2028	2,000	2,300
Slovak Republic, Series 250, 3.75% 3/6/2034	640	774
Spain (Kingdom of) 0% 1/31/2028	900	1,005
Spain (Kingdom of) 1.40% 7/30/2028	1,650	1,893
Spain (Kingdom of) 1.45% 4/30/2029	1,890	2,151
Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,424
Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,283
Spain (Kingdom of) 3.15% 4/30/2033	3,647	4,339
Spain (Kingdom of) 3.55% 10/31/2033	5,005	6,095
Spain (Kingdom of) 3.25% 4/30/2034	1,980	2,352
Spain (Kingdom of) 3.45% 10/31/2034	500	601
Spain (Kingdom of) 3.20% 10/31/2035	1,795	2,098
Spain (Kingdom of) 1.90% 10/31/2052	1,010	777
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	230
Stryker Corp. 1.00% 12/3/2031	450	467
T-Mobile USA, Inc. 3.15% 2/11/2032	1,705	1,990
Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	2,068
Treasury Corporation of Victoria 3.625% 9/29/2040	500	585
United Mexican States 3.50% 9/19/2029	650	770
Verallia SAS 3.875% 11/4/2032	4,500	5,282
Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,926
		297,913
Japanese yen 8.51%
Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY100,000	673
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	400,000	2,681
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	1,991
American Funds Insurance Series — Page 218 of 319

unaudited
Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
Japan, Series 474, 0.70% 7/1/2027	JPY762,850	$5,140
Japan, Series 352, 0.10% 9/20/2028	314,350	2,068
Japan, Series 356, 0.10% 9/20/2029	1,029,800	6,681
Japan, Series 116, 2.20% 3/20/2030	576,100	4,064
Japan, Series 362, 0.10% 3/20/2031	514,000	3,261
Japan, Series 374, 0.80% 3/20/2034	68,200	434
Japan, Series 152, 1.20% 3/20/2035	1,239,550	8,073
Japan, Series 21, 2.30% 12/20/2035	720,000	5,147
Japan, Series 162, 0.60% 9/20/2037	1,966,150	11,474
Japan, Series 173, 0.40% 6/20/2040	270,900	1,423
Japan, Series 179, 0.50% 12/20/2041	196,950	1,005
Japan, Series 182, 1.10% 9/20/2042	619,850	3,444
Japan, Series 186, 1.50% 9/20/2043	1,341,900	7,815
Japan, Series 188, 1.60% 3/20/2044	69,000	405
Japan, Series 192, 2.40% 3/20/2045	5,545,150	36,531
Japan, Series 53, 0.60% 12/20/2046	781,600	3,524
Japan, Series 37, 0.60% 6/20/2050	694,500	2,801
Japan, Series 73, 0.70% 12/20/2051	1,568,700	6,201
Japan, Series 74, 1.00% 3/20/2052	246,100	1,057
Japan, Series 76, 1.40% 9/20/2052	5,800	28
Japan, Series 77, 1.60% 12/20/2052	53,250	265
Japan, Series 79, 1.20% 6/20/2053	612,200	2,722
Japan, Series 81, 1.60% 12/20/2053	168,700	830
Japan, Series 84, 2.10% 9/20/2054	1,245,100	6,869
		126,607
British pounds 4.29%
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	GBP800	1,090
Electricite de France SA 5.50% 3/27/2037	900	1,137
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)	900	1,066
Quebec (Province of) 2.25% 9/15/2026	1,870	2,471
United Kingdom 0.125% 1/30/2026	425	566
United Kingdom 4.25% 12/7/2027	3,785	5,136
United Kingdom 1.625% 10/22/2028	3,690	4,646
United Kingdom 4.125% 7/22/2029	2,015	2,715
United Kingdom 4.75% 12/7/2030	4,770	6,611
United Kingdom 0.25% 7/31/2031	12,845	13,845
United Kingdom 1.00% 1/31/2032	7,120	7,847
United Kingdom 4.25% 6/7/2032	1,310	1,758
United Kingdom 3.25% 1/31/2033	1,090	1,356
United Kingdom 0.625% 7/31/2035	210	193
United Kingdom 0.875% 1/31/2046	4,917	2,947
United Kingdom 3.75% 10/22/2053	1,870	1,883
United Kingdom 4.375% 7/31/2054	5,570	6,269
United Kingdom 2.50% 7/22/2065	3,313	2,361
		63,897
Brazilian reais 2.30%
Brazil (Federative Republic of) 0% 1/1/2026	BRL102,863	18,656
Brazil (Federative Republic of) 10.00% 1/1/2031	17,384	2,857
Brazil (Federative Republic of) 10.00% 1/1/2035	43,767	6,729
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	2,170	356
American Funds Insurance Series — Page 219 of 319

unaudited
Bonds, notes & other debt instruments (continued) Brazilian reais (continued)	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	BRL27,323	$4,375
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)	8,086	1,273
		34,246
South Korean won 1.62%
South Korea (Republic of), Series 2709, 3.125% 9/10/2027	KRW4,513,500	3,251
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,662
South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	2,894
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	18,379,880	14,236
		24,043
Australian dollars 1.61%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	2,124
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	3,233
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,830
New South Wales Treasury Corp. 5.25% 2/24/2038	3,956	2,635
Treasury Corporation of Victoria 5.50% 9/15/2039	19,544	13,068
		23,890
Indian rupees 1.38%
Asian Development Bank 6.72% 2/8/2028	INR144,700	1,640
European Bank for Reconstruction and Development 5.25% 1/12/2027	81,400	907
European Bank for Reconstruction and Development 6.30% 10/26/2027	34,000	382
European Bank for Reconstruction and Development 6.75% 3/14/2031	248,500	2,790
European Bank for Reconstruction and Development 6.75% 1/13/2032	650,500	7,332
European Investment Bank 6.95% 3/1/2029	46,200	524
European Investment Bank 7.40% 10/23/2033	388,300	4,555
Inter-American Development Bank 7.00% 1/25/2029	18,000	205
International Bank for Reconstruction and Development 6.75% 9/8/2027	126,400	1,432
Korea Development Bank 6.75% 7/1/2030	73,000	811
		20,578
Chinese yuan renminbi 1.36%
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	CNY1,160	173
China (People’s Republic of), Series INBK, 1.57% 5/15/2032	17,280	2,398
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	22,230	3,367
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	54,910	7,978
China (People’s Republic of), Series INBK, 3.53% 10/18/2051	800	141
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	4,740	780
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	4,720	789
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	837
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	28,690	3,742
		20,205
Canadian dollars 1.25%
Canada (Government) 3.50% 3/1/2028	CAD15,013	11,038
Canada (Government) 3.25% 12/1/2033	7,330	5,341
Canada (Government) 2.75% 12/1/2048	3,500	2,187
		18,566
Malaysian ringgits 1.18%
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR5,412	1,322
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	6,143	1,519
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	10,588	2,525
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	2,484	638
American Funds Insurance Series — Page 220 of 319

unaudited
Bonds, notes & other debt instruments (continued) Malaysian ringgits (continued)	Principal amount (000)	Value (000)
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	MYR9,030	$2,280
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	35,614	8,874
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	1,277	348
		17,506
Indonesian rupiah 0.52%
Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,376
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	1,556,000	96
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	26,010,000	1,742
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	2,930,000	187
Indonesia (Republic of), Series 100, 6.625% 2/15/2034	29,412,000	1,800
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	6,937,000	473
Indonesia (Republic of). Series 103, 6.75% 7/15/2035	32,954,000	2,034
		7,708
Mexican pesos 0.46%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,920	792
America Movil, SAB de CV, 9.50% 1/27/2031	41,870	2,350
America Movil, SAB de CV, 10.30% 1/30/2034	19,710	1,149
United Mexican States, Series M30, 8.50% 11/18/2038	21,100	1,109
United Mexican States, Series M, 8.00% 7/31/2053	21,739	1,034
United Mexican States, Series S, 4.00% 10/29/2054 (c)	7,785	395
		6,829
Danish kroner 0.43%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (d)	DKK47,377	6,169
Realkredit Danmark AS 1.00% 10/1/2053 (d)	2,482	305
		6,474
Colombian pesos 0.31%
Colombia (Republic of), Series B, 7.25% 10/18/2034	COP17,270,900	3,412
Colombia (Republic of), Series B, 7.25% 10/26/2050	7,150,600	1,177
		4,589
Polish zloty 0.26%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,256
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,678
		3,934
South African rand 0.26%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	489
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	59,870	3,423
		3,912
Chilean pesos 0.18%
Chile (Republic of) 1.50% 3/1/2026 (c)	CLP908,170	947
Chile (Republic of) 5.00% 10/1/2028	955,000	992
Chile (Republic of) 6.00% 4/1/2033	675,000	722
		2,661
Turkish lira 0.13%
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY73,785	1,776
Turkey (Republic of), Series 10Y, 17.80% 7/13/2033	12,175	194
		1,970
American Funds Insurance Series — Page 221 of 319

unaudited
Bonds, notes & other debt instruments (continued) New Zealand dollars 0.07%	Principal amount (000)	Value (000)
New Zealand 3.25% 9/20/2050 (c)	NZD1,716	$1,022
Czech korunas 0.06%
Czech Republic 6.00% 2/26/2026	CZK17,550	856
Philippine pesos 0.03%
Asian Development Bank 5.25% 4/29/2035	PHP28,000	484
U.S. dollars 42.03%
1261229 B.C., Ltd. 10.00% 4/15/2032 (e)	USD200	205
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (e)	27	28
AbbVie, Inc. 5.05% 3/15/2034	2,790	2,872
AbbVie, Inc. 5.35% 3/15/2044	75	75
AbbVie, Inc. 5.50% 3/15/2064	150	150
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (d)(e)	63	64
Advance Auto Parts, Inc. 5.95% 3/9/2028	45	46
AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	2,066
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (e)(f)(g)(h)	466	462
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (e)	660	527
AG Issuer, LLC 6.25% 3/1/2028 (e)	165	165
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(e)	1,147	1,218
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(e)	2,985	3,142
Albertsons Cos., Inc. 3.50% 3/15/2029 (e)	140	133
Albion Financing 1 SARL 7.00% 5/21/2030 (e)	200	207
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.663% 5/30/2033 (g)(h)	65	67
Alfa Transmisora De Energia SA 4.55% 9/27/2051	1,295	1,037
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.455% 4/20/2032 (d)(e)(h)	425	425
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (e)	50	53
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (e)	145	145
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (e)	120	120
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (e)	180	186
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (e)	65	67
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (e)	70	72
Allied Universal Holdco, LLC 6.00% 6/1/2029 (e)	300	295
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (e)	200	208
Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,829
Amentum Holdings, Inc. 7.25% 8/1/2032 (e)	98	102
Amer Sports Co. 6.75% 2/16/2031 (e)	35	36
American Electric Power Co., Inc. 1.00% 11/1/2025	250	249
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)	1,030	1,077
Amgen, Inc. 2.20% 2/21/2027	445	434
Amgen, Inc. 5.25% 3/2/2030	981	1,017
Amgen, Inc. 5.25% 3/2/2033	2,687	2,784
Amgen, Inc. 5.65% 3/2/2053	1,284	1,282
Angola (Republic of) 9.50% 11/12/2025	4,225	4,245
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (e)	110	106
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (e)	115	107
AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.778% 9/1/2027 (g)(h)	95	93
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(e)	976	988
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (d)(e)	548	561
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.663% 9/23/2031 (g)(h)	144	145
American Funds Insurance Series — Page 222 of 319

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Aretec Group, Inc. 7.50% 4/1/2029 (e)	USD245	$246
Aretec Group, Inc. 10.00% 8/15/2030 (e)	50	55
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (d)(e)	282	282
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (e)	55	55
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (e)	25	26
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	15	15
AT&T, Inc. 3.50% 9/15/2053	2,070	1,433
ATI, Inc. 7.25% 8/15/2030	60	63
Avantor Funding, Inc. 3.875% 11/1/2029 (e)	122	116
Avient Corp. 6.25% 11/1/2031 (e)	25	25
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(e)	1,817	1,833
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(e)	996	1,039
B&G Foods, Inc. 5.25% 9/15/2027	210	203
B&G Foods, Inc. 8.00% 9/15/2028 (e)	25	24
BAE Systems PLC 5.30% 3/26/2034 (e)	865	897
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031 (e)	20	21
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(h)	219	234
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (e)	950	1,003
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (e)	425	444
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (a)	4,040	3,585
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (a)	1,535	1,601
Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025) (a)	640	640
BAT Capital Corp. 3.215% 9/6/2026	955	948
BAT Capital Corp. 4.625% 3/22/2033	188	186
BAT Capital Corp. 5.625% 8/15/2035	5,501	5,719
Bath & Body Works, Inc. 6.625% 10/1/2030 (e)	120	123
Bath & Body Works, Inc. 6.875% 11/1/2035	75	78
Baytex Energy Corp. 7.375% 3/15/2032 (e)	85	83
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)	3,056	3,393
Becton, Dickinson and Co. 4.298% 8/22/2032	320	315
Biocon Biologics Global PLC 6.67% 10/9/2029 (e)	2,595	2,522
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (e)	400	397
Block, Inc. 5.625% 8/15/2030 (e)	40	41
Block, Inc. 6.50% 5/15/2032	240	249
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(h)	1,070	1,114
BMW US Capital, LLC 4.15% 4/9/2030 (e)	900	894
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(e)	700	657
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (a)(e)	1,275	1,159
Boeing Co. (The) 6.259% 5/1/2027	45	46
Boeing Co. (The) 5.15% 5/1/2030	2,451	2,516
Boeing Co. (The) 3.625% 2/1/2031	718	688
Boeing Co. (The) 6.388% 5/1/2031	723	788
Boeing Co. (The) 6.528% 5/1/2034	457	506
Boeing Co. (The) 5.805% 5/1/2050	50	50
Boeing Co. (The) 6.858% 5/1/2054	526	600
Bombardier, Inc. 7.125% 6/15/2026 (e)	16	16
Boost Newco Borrower, LLC 7.50% 1/15/2031 (e)	25	27
Borr IHC, Ltd. 10.00% 11/15/2028 (e)	289	288
Boyd Gaming Corp. 4.75% 6/15/2031 (e)	45	43
Boyne USA, Inc. 4.75% 5/15/2029 (e)	107	105
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(e)	2,050	2,195
Braskem Netherlands Finance BV 4.50% 1/31/2030	2,228	841
Braskem Netherlands Finance BV 8.50% 1/12/2031	2,329	910
American Funds Insurance Series — Page 223 of 319

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)	USD525	$205
Braskem Netherlands Finance BV 7.25% 2/13/2033	793	305
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(d)(e)	1,508	1,521
Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,997
Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,200	2,194
Broadcom, Inc. 4.00% 4/15/2029 (e)	250	249
Broadcom, Inc. 3.469% 4/15/2034 (e)	746	681
Broadcom, Inc. 3.137% 11/15/2035 (e)	185	160
Broadcom, Inc. 4.80% 2/15/2036	3,453	3,444
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (e)	63	63
Brown & Brown, Inc. 5.25% 6/23/2032	100	103
Brown & Brown, Inc. 6.25% 6/23/2055	70	74
Buffalo Energy Mexico Holdings, SA de CV, 7.875% 2/15/2039 (e)	424	459
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	233
BWX Technologies, Inc. 4.125% 4/15/2029 (e)	175	170
BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 4.965% 9/15/2036 (d)(e)(h)	1,269	1,266
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(e)	1,724	1,781
Caesars Entertainment, Inc. 7.00% 2/15/2030 (e)	64	66
Caesars Entertainment, Inc. 6.50% 2/15/2032 (e)	45	46
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(e)	1,633	1,694
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(e)	200	223
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (a)(e)	200	213
California Resources Corp. 7.125% 2/1/2026 (e)	50	50
Canadian Pacific Railway Co. 3.00% 12/2/2041	349	262
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,085	736
CAN-PACK SA 3.875% 11/15/2029 (e)	90	85
Carnival Corp. 6.00% 5/1/2029 (e)	100	102
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(e)	157	159
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (d)(e)(h)	614	605
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(h)	100	100
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(e)	818	831
Caturus Energy, LLC 8.50% 2/15/2030 (e)	15	16
CCO Holdings, LLC 5.125% 5/1/2027 (e)	125	124
CCO Holdings, LLC 4.75% 3/1/2030 (e)	135	130
CCO Holdings, LLC 4.50% 8/15/2030 (e)	240	227
CCO Holdings, LLC 4.25% 2/1/2031 (e)	155	143
CCO Holdings, LLC 4.50% 6/1/2033 (e)	147	131
CCO Holdings, LLC 4.25% 1/15/2034 (e)	55	48
Centene Corp. 2.45% 7/15/2028	40	37
Centene Corp. 4.625% 12/15/2029	35	34
Centene Corp. 2.50% 3/1/2031	65	56
Central Garden & Pet Co. 4.125% 10/15/2030	74	70
Central Garden & Pet Co. 4.125% 4/30/2031 (e)	110	103
Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,610
Charter Communications Operating, LLC 5.85% 12/1/2035	641	647
Charter Communications Operating, LLC 4.80% 3/1/2050	384	304
Charter Communications Operating, LLC 3.70% 4/1/2051	188	124
Charter Communications Operating, LLC 3.90% 6/1/2052	458	310
Charter Communications Operating, LLC 5.25% 4/1/2053	17	14
Charter Communications Operating, LLC 6.70% 12/1/2055	168	170
Cheniere Energy Partners, LP 3.25% 1/31/2032	26	24
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	1,130	1,123
Chubb INA Holdings, LLC 3.35% 5/3/2026	195	194
American Funds Insurance Series — Page 224 of 319

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Chubb INA Holdings, LLC 4.35% 11/3/2045	USD425	$375
Cisco Systems, Inc. 5.10% 2/24/2035	990	1,024
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(h)	805	840
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(h)	1,240	1,279
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)	421	440
Civitas Resources, Inc. 8.75% 7/1/2031 (e)	90	92
Civitas Resources, Inc. 9.625% 6/15/2033 (e)	15	16
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (e)	45	43
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (e)	5	5
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (e)	100	102
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (e)	75	70
Cloud Software Group, Inc. 6.50% 3/31/2029 (e)	235	237
Cloud Software Group, Inc. 9.00% 9/30/2029 (e)	175	182
CMS Energy Corp. 3.00% 5/15/2026	1,200	1,191
CNX Resources Corp. 7.25% 3/1/2032 (e)	110	114
Coca-Cola Co. 4.65% 8/14/2034	336	342
Coinbase Global, Inc. 3.375% 10/1/2028 (e)	55	52
Coinbase Global, Inc. 3.625% 10/1/2031 (e)	85	76
Colombia (Republic of) 3.875% 4/25/2027	350	348
Colombia (Republic of) 7.375% 4/25/2030	2,400	2,558
Colombia (Republic of) 3.125% 4/15/2031	3,000	2,611
Colombia (Republic of) 8.00% 11/14/2035	445	479
Comcast Corp. 4.80% 5/15/2033	4,100	4,143
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (e)	195	181
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (e)	66	59
Comstock Resources, Inc. 5.875% 1/15/2030 (e)	65	63
Connect Finco SARL 9.00% 9/15/2029 (e)	200	211
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.656% 5/25/2043 (d)(e)(h)	1,119	1,142
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.906% 5/25/2043 (d)(e)(h)	804	849
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.256% 6/25/2043 (d)(e)(h)	576	581
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 7.456% 6/25/2043 (d)(e)(h)	305	317
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.056% 7/25/2043 (d)(e)(h)	393	394
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.156% 1/25/2044 (d)(e)(h)	206	208
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.006% 5/25/2044 (d)(e)(h)	1,148	1,152
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.356% 2/25/2045 (d)(e)(h)	256	256
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.506% 2/25/2045 (d)(e)(h)	595	595
Constellation Oil Services Holding SA 9.375% 11/7/2029 (e)	200	205
COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,098
Corebridge Financial, Inc. 3.90% 4/5/2032	748	715
CoreLogic, Inc. 4.50% 5/1/2028 (e)	384	374
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.778% 6/4/2029 (g)(h)	65	65
Coty, Inc. 5.00% 4/15/2026 (e)	36	36
Coty, Inc. 4.75% 1/15/2029 (e)	65	64
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (e)	65	69
Crescent Energy Finance, LLC 9.25% 2/15/2028 (e)	128	133
Crescent Energy Finance, LLC 7.625% 4/1/2032 (e)	165	164
American Funds Insurance Series — Page 225 of 319

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Crown Castle, Inc. 2.50% 7/15/2031	USD767	$683
CSX Corp. 3.80% 4/15/2050	75	58
Darling Ingredients, Inc. 6.00% 6/15/2030 (e)	10	10
DaVita, Inc. 6.75% 7/15/2033 (e)	40	41
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (a)	850	847
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)	1,160	1,135
Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,167
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (g)(i)	8	7
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (e)	125	132
DIRECTV Financing, LLC 5.875% 8/15/2027 (e)	21	21
DIRECTV Financing, LLC 8.875% 2/1/2030 (e)	60	59
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.57% 8/2/2027 (g)(h)	5	5
DISH Network Corp. 11.75% 11/15/2027 (e)	296	313
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.145% 8/10/2042 (d)(e)(h)	1,597	1,628
EchoStar Corp. 10.75% 11/30/2029	105	116
Edison International 5.25% 11/15/2028	1,862	1,877
Edison International 5.45% 6/15/2029	75	76
Edison International 6.95% 11/15/2029	350	372
Edison International 6.25% 3/15/2030	1,510	1,571
Edison International 5.25% 3/15/2032	705	699
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027) (a)	100	95
Egypt (Arab Republic of) 6.588% 2/21/2028	1,550	1,570
Egypt (Arab Republic of) 9.45% 2/4/2033 (e)	460	492
Electricite de France SA 5.65% 4/22/2029 (e)	800	835
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)	435	505
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(e)	300	348
Element Solutions, Inc. 3.875% 9/1/2028 (e)	105	102
Ellucian Holdings, Inc. 6.50% 12/1/2029 (e)	25	25
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.913% 11/22/2032 (g)(h)	25	26
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (e)	190	204
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.163% 4/23/2031 (g)(h)	84	84
Enel Finance International NV 1.625% 7/12/2026 (a)(e)	1,248	1,224
Enel Finance International NV 2.125% 7/12/2028 (e)	1,227	1,159
Enel Finance International NV 4.125% 9/30/2028 (e)	2,125	2,120
Enfragen Energia Sur SA 5.375% 12/30/2030	3,329	3,102
Enterprise Products Operating, LLC 4.95% 2/15/2035	168	169
Enviri Corp. 5.75% 7/31/2027 (e)	145	144
EQT Corp. 6.375% 4/1/2029	20	21
EQT Corp. 7.50% 6/1/2030	45	50
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(e)	828	841
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(e)	1,301	1,315
EquipmentShare.com, Inc. 9.00% 5/15/2028 (e)	90	95
EquipmentShare.com, Inc. 8.625% 5/15/2032 (e)	15	16
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(e)	148	150
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (d)	38	38
Expand Energy Corp. 6.75% 4/15/2029 (e)	30	30
Expand Energy Corp. 5.375% 3/15/2030	55	56
Expand Energy Corp. 4.75% 2/1/2032	15	15
Expand Energy Corp. 4.875% 4/15/2032 (j)	915	4
Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,470
Fair Isaac Corp. 4.00% 6/15/2028 (e)	15	15
Fair Isaac Corp. 6.00% 5/15/2033 (e)	125	127
American Funds Insurance Series — Page 226 of 319

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (d)	USD70	$73
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)	6	5
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (d)	1	1
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (d)	123	121
Fannie Mae Pool #CB0046 3.00% 4/1/2051 (d)	1,599	1,407
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)	245	207
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (d)	1,387	1,123
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (d)	1,354	1,098
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (d)	3,374	2,733
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (d)	3,873	3,775
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (d)	50	49
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (d)	1,655	1,613
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	90	91
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	193	197
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (d)	841	868
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (d)	19	18
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	514	521
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	16	16
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	56	57
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (d)	28	26
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (d)	410	408
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	212	214
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	1,478	1,498
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)	816	826
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (d)	1,769	1,813
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	423	428
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)	2,109	2,160
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	621	628
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	214	216
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	446	451
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (d)	268	275
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (d)	313	317
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	547	559
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (d)	1,609	1,635
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	1,525	1,573
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	922	944
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (d)	633	651
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	216	221
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	193	200
Fannie Mae Pool #MA5389 6.00% 6/1/2054 (d)	26	26
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)	3,967	4,017
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	1,031	1,044
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	1,423	1,459
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)	1,260	1,290
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	811	833
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (d)	566	580
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	559	575
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	405	418
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)	311	321
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	164	169
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (d)	15	15
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	385	390
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (d)	798	817
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	487	501
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	333	341
American Funds Insurance Series — Page 227 of 319

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	USD233	$239
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (d)	194	199
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	192	198
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (d)	188	192
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (d)	172	176
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	163	166
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (d)	88	91
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	74	76
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	66	68
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (d)	38	39
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (d)	943	965
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	445	457
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (d)	731	748
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (d)	1,784	1,771
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	121	122
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	47	47
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (d)	666	681
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (d)	4,022	3,904
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (d)	600	583
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (d)	100	102
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (d)	635	616
Fannie Mae Pool #DD6324 5.00% 4/1/2055 (d)	369	366
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (d)	445	455
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	345	343
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (d)	1,175	1,201
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)	1,594	1,582
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (d)	733	749
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.595% 8/1/2054 (d)(e)(h)	321	289
Fertitta Entertainment, LLC 6.75% 1/15/2030 (e)	25	23
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (e)	150	158
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (e)	30	32
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.913% 2/12/2031 (g)(h)	15	15
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.288% 9/13/2029 (b)(g)(h)	27	27
First Student Bidco, Inc. 4.00% 7/31/2029 (e)	45	43
FirstEnergy Corp., Series B, 3.90% 7/15/2027	1,763	1,753
Flutter Treasury DAC 5.875% 6/4/2031 (e)	200	203
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.60% 12/15/2039 (d)(e)(h)	483	484
Ford Motor Co. 6.10% 8/19/2032	30	31
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,175	2,203
Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	300
Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	195
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	209
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	190
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,000	3,045
Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	117
Ford Motor Credit Co., LLC 6.50% 2/7/2035	1,500	1,542
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (e)	255	262
Freddie Mac Pool #RB5111 2.00% 5/1/2041 (d)	2,037	1,766
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (d)	190	188
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)	599	485
Freddie Mac Pool #QE6084 5.00% 7/1/2052 (d)	864	862
Freddie Mac Pool #SD2986 3.50% 9/1/2052 (d)	895	819
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (d)	365	355
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (d)	971	968
American Funds Insurance Series — Page 228 of 319

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (d)	USD2,726	$2,657
Freddie Mac Pool #SD8327 3.50% 4/1/2053 (d)	24	22
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	251	254
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	21	21
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	677	685
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	168	174
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	57	58
Freddie Mac Pool #RA9795 4.00% 9/1/2053 (d)	34	32
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)	1,535	1,573
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (d)	12,078	12,031
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (d)	121	126
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	190	192
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (d)	1,717	1,757
Freddie Mac Pool #QI1357 4.00% 3/1/2054 (d)	923	871
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	102	105
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	124	128
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (d)	269	268
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (d)	14,529	14,749
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	795	808
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (d)	958	984
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	1,035	1,047
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	506	512
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	1,480	1,514
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	1,224	1,269
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	856	879
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	520	536
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	332	341
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	221	227
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	182	187
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	3,435	3,475
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	605	612
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	298	307
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	28	28
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (d)	524	546
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (d)	638	644
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	1,061	1,088
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	579	596
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	539	556
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	507	524
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	326	334
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	434	438
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (d)	26	27
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)	421	409
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	1,133	1,144
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)	514	511
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	338	342
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	13	13
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (d)	24	25
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (d)	62	63
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	55	57
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	149	148
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	604	618
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	317	315
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (d)	160	164
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	444	441
American Funds Insurance Series — Page 229 of 319

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (d)	USD727	$733
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (d)	171	170
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (d)	821	840
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033 (d)	1,680	1,632
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.256% 4/25/2042 (d)(e)(h)	441	454
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.306% 1/25/2045 (d)(e)(h)	241	241
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (e)	25	25
Frontier Communications Holdings, LLC 5.875% 11/1/2029	65	66
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (e)	103	104
FXI Holdings, Inc. 12.25% 11/15/2026 (e)	497	439
Garda World Security Corp. 8.375% 11/15/2032 (e)	65	68
Gartner, Inc. 3.75% 10/1/2030 (e)	70	66
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(e)	1,039	1,052
Genesis Energy, LP 8.25% 1/15/2029	25	26
Genesis Energy, LP 8.875% 4/15/2030	38	40
Genesis Energy, LP 7.875% 5/15/2032	60	63
Georgia (Republic of) 2.75% 4/22/2026 (e)	400	392
Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,408
Gilead Sciences, Inc. 5.55% 10/15/2053	1,155	1,167
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.449% 11/4/2031 (g)(h)	51	51
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (a)	1,080	1,053
Government National Mortgage Assn. 6.50% 10/1/2055 (d)(k)	1,708	1,754
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)	750	559
Gray Media, Inc. 5.375% 11/15/2031 (e)	19	14
Greenko Dutch BV 3.85% 3/29/2026	1,488	1,475
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	1,645	1,729
Group 1 Automotive, Inc. 4.00% 8/15/2028 (e)	115	112
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (e)	660	659
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 6.913% 3/7/2032 (g)(h)	56	57
Harvest Midstream I, LP 7.50% 9/1/2028 (e)	25	25
Harvest Midstream I, LP 7.50% 5/15/2032 (e)	25	26
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.543% 3/15/2042 (d)(e)(h)	1,066	1,068
HCA, Inc. 5.625% 9/1/2028	120	124
Helios Software Holdings, Inc. 8.75% 5/1/2029 (e)	200	208
Herc Holdings, Inc. 7.00% 6/15/2030 (e)	65	68
Herc Holdings, Inc. 7.25% 6/15/2033 (e)	30	31
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(e)	249	254
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(e)	1,188	1,200
Hess Midstream Operations, LP 5.50% 10/15/2030 (e)	14	14
Hightower Holding, LLC 6.75% 4/15/2029 (e)	235	232
Hilcorp Energy I, LP 6.00% 4/15/2030 (e)	105	104
Hilcorp Energy I, LP 6.00% 2/1/2031 (e)	25	24
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (e)	115	109
Honduras (Republic of) 6.25% 1/19/2027	653	662
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(e)(h)	1,949	2,019
Howard Hughes Corp. (The) 5.375% 8/1/2028 (e)	175	174
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	195	187
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	120	113
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (e)	200	208
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	1,700	1,715
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)	2,000	2,277
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (a)	1,200	1,321
American Funds Insurance Series — Page 230 of 319

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (d)(e)(h)	USD396	$402
HUB International, Ltd. 7.375% 1/31/2032 (e)	130	135
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.825% 6/20/2030 (g)(h)	3	3
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(e)(h)	2,712	2,805
Hyundai Capital America 1.50% 6/15/2026 (e)	2,375	2,330
Hyundai Capital America 1.65% 9/17/2026 (e)	269	263
Hyundai Capital America 2.00% 6/15/2028 (e)	600	564
Hyundai Capital America 4.25% 9/18/2028 (e)	2,577	2,572
Hyundai Capital America 6.50% 1/16/2029 (e)	132	140
Icahn Enterprises, LP 9.75% 1/15/2029	65	66
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (e)	500	516
Ingles Markets, Inc. 4.00% 6/15/2031 (e)	130	122
Intel Corp. 3.05% 8/12/2051	740	470
Intel Corp. 5.60% 2/21/2054	168	161
Intesa Sanpaolo SpA 7.00% 11/21/2025 (e)	225	226
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(e)	1,500	1,803
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.50% 3/15/2042 (d)(e)(h)	3,679	3,684
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	55	53
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	235	233
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (e)	200	209
Jane Street Group, LLC 6.75% 5/1/2033 (e)	80	83
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (e)	80	84
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (a)	1,243	1,229
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	1,268	1,337
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (a)	730	751
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.413% 3/20/2032 (g)(h)	75	75
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.163% 3/20/2033 (g)(h)	50	50
KB Home 6.875% 6/15/2027	50	51
Kennedy-Wilson, Inc. 4.75% 3/1/2029	20	19
Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	229
Kodiak Gas Services, LLC 7.25% 2/15/2029 (e)	10	10
Korea Electric Power Corp. 5.375% 7/31/2026 (e)	1,290	1,303
Korea Electric Power Corp. 4.75% 2/13/2028 (e)	2,250	2,283
Korea Gas Corp. 5.00% 7/8/2029 (e)	225	232
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.693% 12/15/2039 (d)(e)(h)	1,139	1,141
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027 (d)(e)	38	38
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (d)(e)	194	198
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(e)	219	220
Lamar Media Corp. 3.75% 2/15/2028	10	10
Lamar Media Corp. 3.625% 1/15/2031	120	112
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (e)	30	29
LATAM Airlines Group SA 7.875% 4/15/2030 (e)	25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (e)	110	108
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (e)	40	42
Levi Strauss & Co. 3.50% 3/1/2031 (e)	115	107
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (e)	130	129
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (a)	7,000	6,889
Lockheed Martin Corp. 5.20% 2/15/2064	309	292
LPL Holdings, Inc. 4.375% 5/15/2031 (e)	10	10
LSB Industries, Inc. 6.25% 10/15/2028 (e)	90	89
American Funds Insurance Series — Page 231 of 319

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.568% 7/15/2036 (d)(e)(h)	USD563	$563
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.275% 1/20/2033 (d)(e)(h)	2,502	2,493
Marriott International, Inc. 2.75% 10/15/2033	5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (e)	45	43
Mars, Inc. 4.80% 3/1/2030 (e)	2,925	2,981
Mars, Inc. 5.00% 3/1/2032 (e)	3,575	3,659
Mars, Inc. 5.20% 3/1/2035 (e)	1,475	1,508
Marsh & McLennan Cos., Inc. 5.70% 9/15/2053	282	289
Mastercard, Inc. 2.00% 11/18/2031	600	530
Matador Resources Co. 6.50% 4/15/2032 (e)	50	51
Matador Resources Co. 6.25% 4/15/2033 (e)	45	45
MEG Energy Corp. 5.875% 2/1/2029 (e)	30	30
Meituan 2.125% 10/28/2025	1,730	1,727
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (e)	393	392
Methanex Corp. 5.125% 10/15/2027	55	55
Methanex Corp. 5.25% 12/15/2029	5	5
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(e)	1,265	1,277
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(d)(e)	1,023	1,027
MGM Resorts International 5.50% 4/15/2027	90	91
Microchip Technology, Inc. 5.05% 2/15/2030	709	725
Mineral Resources, Ltd. 8.00% 11/1/2027 (e)	155	158
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)	85	89
Minerva Luxembourg SA 8.875% 9/13/2033	2,161	2,374
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(e)	1,094	1,104
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(e)	539	543
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (d)(e)	472	473
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(e)	1,136	1,139
Molina Healthcare, Inc. 4.375% 6/15/2028 (e)	80	78
Molina Healthcare, Inc. 3.875% 11/15/2030 (e)	75	69
Molina Healthcare, Inc. 6.25% 1/15/2033 (e)	115	116
Moog, Inc. 4.25% 12/9/2027 (e)	120	118
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (a)	3,700	3,742
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (a)	1,433	1,250
MPLX, LP 5.40% 9/15/2035	278	279
MPT Operating Partnership, LP 8.50% 2/15/2032 (e)	35	37
MSCI, Inc. 3.625% 11/1/2031 (e)	210	197
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.106% 7/25/2054 (d)(e)(h)	493	500
Murphy Oil Corp. 6.00% 10/1/2032	25	25
Murphy Oil USA, Inc. 4.75% 9/15/2029	48	47
MV24 Capital BV 6.748% 6/1/2034	1,025	1,019
Nabors Industries, Inc. 7.375% 5/15/2027 (e)	43	44
Nabors Industries, Inc. 9.125% 1/31/2030 (e)	160	167
National Australia Bank, Ltd. 5.181% 6/11/2034 (e)	1,250	1,311
Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030 (e)	135	137
Navient Corp. 5.00% 3/15/2027	45	45
Navient Corp. 4.875% 3/15/2028	145	142
Navient Corp. 7.875% 6/15/2032	55	58
New York Life Global Funding 1.20% 8/7/2030 (e)	2,725	2,364
New York Life Global Funding 5.00% 1/9/2034 (e)	1,500	1,536
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(h)	531	494
Newell Brands, Inc. 8.50% 6/1/2028 (e)	30	32
Nexstar Media, Inc. 4.75% 11/1/2028 (e)	165	161
American Funds Insurance Series — Page 232 of 319

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	USD1,025	$1,036
NFE Financing, LLC 12.00% 11/15/2029 (e)	710	209
NGL Energy Operating, LLC 8.125% 2/15/2029 (e)	55	56
NGL Energy Operating, LLC 8.375% 2/15/2032 (e)	70	72
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (e)	200	212
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (e)	200	215
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(e)	615	618
Norfolk Southern Corp. 5.35% 8/1/2054	496	489
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (e)	50	50
NOVA Chemicals Corp. 5.25% 6/1/2027 (e)	20	20
NOVA Chemicals Corp. 9.00% 2/15/2030 (e)	90	97
NuStar Logistics, LP 5.625% 4/28/2027	80	81
Occidental Petroleum Corp. 6.375% 9/1/2028	54	57
OCP SA 3.75% 6/23/2031	500	470
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(e)	269	271
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(e)	120	121
OneMain Finance Corp. 7.125% 9/15/2032	25	26
OneSky Flight, LLC 8.875% 12/15/2029 (e)	35	37
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(d)(e)	713	721
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(e)	1,376	1,396
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(d)(e)	2,447	2,474
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(e)	2,524	2,548
Open Text Corp. 3.875% 2/15/2028 (e)	25	24
Oracle Corp. 2.65% 7/15/2026	2,327	2,300
Oracle Corp. 3.25% 11/15/2027	1,880	1,847
Oracle Corp. 4.45% 9/26/2030	4,475	4,474
Oracle Corp. 3.95% 3/25/2051	22	16
Orange 9.00% 3/1/2031 (a)	2,434	2,958
Owens & Minor, Inc. 6.625% 4/1/2030 (e)	40	33
Pacific Gas and Electric Co. 3.15% 1/1/2026	3,000	2,991
Pacific Gas and Electric Co. 4.65% 8/1/2028	542	544
Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,613
Pacific Gas and Electric Co. 3.30% 8/1/2040	4,525	3,432
PacifiCorp 3.30% 3/15/2051	150	99
PacifiCorp 2.90% 6/15/2052	280	171
PacifiCorp 5.35% 12/1/2053	525	485
PacifiCorp 5.50% 5/15/2054	980	926
PacifiCorp 5.80% 1/15/2055	500	491
Panama (Republic of) 3.75% 4/17/2026	465	462
Panama (Republic of) 7.50% 3/1/2031	2,325	2,559
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (e)	65	65
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (e)	65	63
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (e)	55	57
Party City Holdings, Inc. 0% 8/27/2030 (f)	2	— (l)
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(e)	1,059	1,067
Performance Food Group, Inc. 5.50% 10/15/2027 (e)	11	11
Permian Resources Operating, LLC 9.875% 7/15/2031 (e)	3	3
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)	25	26
Permian Resources Operating, LLC 6.25% 2/1/2033 (e)	106	108
Petroleos Mexicanos 6.875% 10/16/2025	946	945
Petroleos Mexicanos 6.875% 8/4/2026	638	647
Petroleos Mexicanos 6.49% 1/23/2027	5,999	6,064
Petroleos Mexicanos 6.50% 3/13/2027	4,242	4,298
Petroleos Mexicanos 6.84% 1/23/2030	20,114	20,472
Petroleos Mexicanos 5.95% 1/28/2031	65	63
American Funds Insurance Series — Page 233 of 319

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Petroleos Mexicanos 6.70% 2/16/2032	USD779	$772
Petroleos Mexicanos 6.95% 1/28/2060	55	45
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,150
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	182
PG&E Corp. 5.00% 7/1/2028	235	233
PG&E Corp. 5.25% 7/1/2030	175	173
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (a)	145	149
Philip Morris International, Inc. 5.125% 11/17/2027	315	322
Philip Morris International, Inc. 2.10% 5/1/2030	634	578
Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,657
Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,444
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)	375	396
POSCO 4.875% 1/23/2027 (e)	510	514
Post Holdings, Inc. 5.50% 12/15/2029 (e)	80	80
Post Holdings, Inc. 4.625% 4/15/2030 (e)	444	429
Post Holdings, Inc. 6.25% 2/15/2032 (e)	33	34
Prestige Brands, Inc. 3.75% 4/1/2031 (e)	120	111
Prio Luxembourg Holding SARL 6.125% 6/9/2026	910	909
Procter & Gamble Co. 3.00% 3/25/2030	338	325
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (d)(e)	902	855
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(e)	413	399
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (a)	2,755	2,676
PT Freeport Indonesia 5.315% 4/14/2032	449	455
Quikrete Holdings, Inc. 6.375% 3/1/2032 (e)	40	41
Quikrete Holdings, Inc. 6.75% 3/1/2033 (e)	10	10
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (e)(i)	296	290
Raizen Fuels Finance SA 6.45% 3/5/2034 (e)	910	883
Range Resources Corp. 4.75% 2/15/2030 (e)	145	142
Repsol E&P Capital Markets US, LLC 5.204% 9/16/2030 (e)	689	694
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (e)	683	696
Reworld Holding Corp. 4.875% 12/1/2029 (e)	25	24
RHP Hotel Properties, LP 7.25% 7/15/2028 (e)	80	83
RHP Hotel Properties, LP 4.50% 2/15/2029 (e)	90	88
RHP Hotel Properties, LP 6.50% 6/15/2033 (e)	30	31
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,420	1,464
RLJ Lodging Trust, LP 4.00% 9/15/2029 (e)	25	24
Roper Technologies, Inc. 4.45% 9/15/2030	2,900	2,913
Roper Technologies, Inc. 5.10% 9/15/2035	925	933
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	1,700	1,752
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR + 1.13% on 5/2/2030) (a)	500	512
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (e)	75	76
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (e)	90	92
Sabre GLBL, Inc. 11.125% 7/15/2030 (e)	25	24
Sally Holdings, LLC 6.75% 3/1/2032	107	111
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (a)(i)	3,331	3,351
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (a)(e)(i)	454	456
Sands China, Ltd. 5.40% 8/8/2028	2,710	2,774
Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,714
Sasol Financing USA, LLC 8.75% 5/3/2029 (b)	1,330	1,381
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	350	357
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (e)	64	66
Scentre Group Trust 1 3.75% 3/23/2027 (e)	110	109
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(e)	2,846	2,916
American Funds Insurance Series — Page 234 of 319

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Science Applications International Corp. 5.875% 11/1/2033 (e)	USD10	$10
Scientific Games Holdings, LP 6.625% 3/1/2030 (e)	46	43
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (e)	115	112
Sealed Air Corp. 6.125% 2/1/2028 (e)	180	183
Sealed Air Corp. 6.50% 7/15/2032 (e)	123	127
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(e)	140	141
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (d)(e)	709	716
Serbia (Republic of) 6.25% 5/26/2028 (e)	740	773
Service Corp. International 5.75% 10/15/2032	35	35
Service Properties Trust 0% 9/30/2027 (e)	30	26
Service Properties Trust 8.625% 11/15/2031 (e)	60	64
ServiceNow, Inc. 1.40% 9/1/2030	756	662
Sirius XM Radio, LLC 3.125% 9/1/2026 (e)	50	49
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	195	189
Sirius XM Radio, LLC 4.125% 7/1/2030 (e)	39	37
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	111	101
SK hynix, Inc. 1.50% 1/19/2026	563	558
SLM Corp. 6.50% 1/31/2030	85	89
SM Energy Co. 6.50% 7/15/2028	45	45
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.922% 11/15/2052 (d)(e)(h)	514	520
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029 (e)	595	609
Sonic Automotive, Inc. 4.625% 11/15/2029 (e)	45	44
Sonic Automotive, Inc. 4.875% 11/15/2031 (e)	20	19
Southern California Edison Co. 2.85% 8/1/2029	200	187
Southern California Edison Co. 3.65% 2/1/2050	1,700	1,190
Southern California Edison Co. 5.90% 3/1/2055	1,100	1,069
Sprint, LLC 7.625% 3/1/2026	130	130
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.601% 2/17/2042 (d)(e)(h)	216	216
Starwood Property Trust, Inc. 5.25% 10/15/2028 (e)	100	100
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	681
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)	1,450	1,484
Station Casinos, LLC 6.625% 3/15/2032 (e)	35	36
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.318% 7/15/2032 (d)(e)(h)	1,749	1,749
Stillwater Mining Co. 4.00% 11/16/2026 (b)	2,090	2,071
Sunoco, LP 7.00% 5/1/2029 (e)	30	31
Sunoco, LP 4.50% 5/15/2029	290	283
Sunoco, LP 4.50% 4/30/2030	35	34
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (e)	45	46
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.593% 2/15/2042 (d)(e)(h)	6,917	6,891
Synopsys, Inc. 5.15% 4/1/2035	1,410	1,435
Talen Energy Supply, LLC 8.625% 6/1/2030 (e)	69	73
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.733% 5/17/2030 (g)(h)	44	44
Talos Production, Inc. 9.00% 2/1/2029 (e)	15	16
Talos Production, Inc. 9.375% 2/1/2031 (e)	55	57
Tenet Healthcare Corp. 6.125% 10/1/2028	25	25
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	455	458
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	208
TGS ASA 8.50% 1/15/2030 (e)	200	206
Tidewater, Inc. 9.125% 7/15/2030 (e)	10	11
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	863	850
American Funds Insurance Series — Page 235 of 319

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 2.40% 3/15/2029	USD1,079	$1,016
T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,384
Toronto-Dominion Bank (The) 4.783% 12/17/2029	424	434
TotalEnergies Capital SA 5.488% 4/5/2054	1,500	1,485
TransDigm, Inc. 4.875% 5/1/2029	80	79
TransDigm, Inc. 6.875% 12/15/2030 (e)	85	88
TransDigm, Inc. 6.625% 3/1/2032 (e)	45	46
TransDigm, Inc. 6.375% 5/31/2033 (e)	75	76
TransDigm, Inc. 6.75% 1/31/2034 (e)	140	145
Transocean Poseidon, Ltd. 6.875% 2/1/2027 (e)	34	34
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (e)	83	85
Transocean, Inc. 8.75% 2/15/2030 (e)	30	32
Transocean, Inc. 6.80% 3/15/2038	35	30
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(f)	100	100
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(e)	251	252
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(e)	100	100
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.752% 5/6/2032 (g)(h)	124	126
Turkey (Republic of), Series 30Y, 7.125% 7/17/2032	1,360	1,405
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(e)	659	661
U.S. Treasury 3.875% 5/31/2027	662	664
U.S. Treasury 3.75% 6/30/2027	30	30
U.S. Treasury 3.50% 9/30/2029	399	396
U.S. Treasury 4.125% 10/31/2029	328	333
U.S. Treasury 4.00% 5/31/2030	2,995	3,030
U.S. Treasury 3.875% 6/30/2030 (m)	13,418	13,501
U.S. Treasury 4.125% 11/30/2031	704	714
U.S. Treasury 3.875% 8/15/2034	540	532
U.S. Treasury 4.625% 2/15/2035 (m)	1,681	1,747
U.S. Treasury 1.75% 8/15/2041 (m)	4,650	3,156
U.S. Treasury 4.75% 11/15/2043 (m)	2,650	2,679
U.S. Treasury 4.625% 5/15/2044	1,210	1,201
U.S. Treasury 3.00% 8/15/2048 (m)	5,045	3,793
U.S. Treasury 1.25% 5/15/2050 (m)	1,625	797
U.S. Treasury 4.75% 11/15/2053 (m)	4,809	4,818
U.S. Treasury 4.25% 2/15/2054	681	629
U.S. Treasury 4.625% 5/15/2054	1,836	1,804
U.S. Treasury 4.50% 11/15/2054	143	138
U.S. Treasury 4.625% 2/15/2055 (m)	2,915	2,865
U.S. Treasury 4.75% 5/15/2055 (m)	2,222	2,229
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (c)	843	841
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)(m)	10,643	11,088
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	3,511	1,947
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (c)	185	148
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)(m)	2,868	2,649
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)(m)	4,617	4,509
UKG, Inc. 6.875% 2/1/2031 (e)	77	80
Uniform Mortgage-Backed Security 3.50% 10/1/2055 (d)(k)	1,250	1,142
Uniform Mortgage-Backed Security 4.50% 10/1/2055 (d)(k)	32	31
Uniform Mortgage-Backed Security 5.50% 10/1/2055 (d)(k)	221	223
Uniform Mortgage-Backed Security 6.50% 10/1/2055 (d)(k)	742	767
Uniform Mortgage-Backed Security 7.00% 10/1/2055 (d)(k)	10,002	10,463
Uniform Mortgage-Backed Security 3.50% 11/1/2055 (d)(k)	922	842
Uniform Mortgage-Backed Security 5.50% 11/1/2055 (d)(k)	101	101
Uniform Mortgage-Backed Security 6.50% 11/1/2055 (d)(k)	556	575
United Mexican States 5.375% 3/22/2033	765	765
American Funds Insurance Series — Page 236 of 319

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
United Mexican States 6.00% 5/7/2036	USD970	$994
United Mexican States 6.338% 5/4/2053	425	414
United Natural Foods, Inc. 6.75% 10/15/2028 (e)	85	85
United Rentals (North America), Inc. 3.875% 2/15/2031	130	123
UnitedHealth Group, Inc. 5.30% 6/15/2035	1,450	1,499
UnitedHealth Group, Inc. 5.95% 6/15/2055	1,450	1,513
Univision Communications, Inc. 8.00% 8/15/2028 (e)	110	114
Univision Communications, Inc. 4.50% 5/1/2029 (e)	250	236
US Foods, Inc. 4.625% 6/1/2030 (e)	35	34
Vail Resorts, Inc. 5.625% 7/15/2030 (e)	35	35
Vail Resorts, Inc. 6.50% 5/15/2032 (e)	20	21
Valvoline, Inc. 3.625% 6/15/2031 (e)	85	78
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.261% Cash 1/16/2026 (f)(g)(h)(i)	33	8
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK 7/16/2026 (f)(g)(h)(i)	33	8
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.322% Cash 10/12/2028 (f)(g)(h)(i)	55	14
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (e)	35	34
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (e)	31	32
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)	110	104
Venture Global LNG, Inc. 8.125% 6/1/2028 (e)	80	83
Venture Global LNG, Inc. 9.875% 2/1/2032 (e)	82	89
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (e)	55	61
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (e)	115	121
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (e)	25	28
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)	85	90
Veralto Corp. 5.35% 9/18/2028	2,900	2,994
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(e)	589	597
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(h)	801	807
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(d)(e)	1,454	1,462
Voyager Parent, LLC 9.25% 7/1/2032 (e)	150	159
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	125	100
Warrior Met Coal, Inc. 7.875% 12/1/2028 (e)	71	72
Waste Management, Inc. 3.875% 1/15/2029	50	50
Weatherford International, Ltd. 8.625% 4/30/2030 (e)	93	95
Weatherford International, Ltd. 6.75% 10/15/2033 (e)	65	65
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (a)	4,698	4,657
WESCO Distribution, Inc. 7.25% 6/15/2028 (e)	200	203
WESCO Distribution, Inc. 6.625% 3/15/2032 (e)	150	156
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028 (d)(e)	14	14
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(e)	121	122
WMG Acquisition Corp. 3.75% 12/1/2029 (e)	110	105
WMG Acquisition Corp. 3.00% 2/15/2031 (e)	80	74
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)(i)	88	97
Wynn Macau, Ltd. 6.75% 2/15/2034 (e)	875	888
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (e)	43	46
		625,393
Total bonds, notes & other debt instruments (cost: $1,334,835,000)		1,313,283
Preferred securities 0.01% U.S. dollars 0.01%	Shares
ACR III LSC Holdings, LLC, Series B, preferred shares (e)(f)(n)	48	78
Total preferred securities (cost: $49,000)		78
American Funds Insurance Series — Page 237 of 319

unaudited
Common stocks 0.00% U.S. dollars 0.00%	Shares	Value (000)
Altera Infrastructure, LP (f)	1,441	$57
DSG TopCo, Inc. (n)	420	5
Endo, LP, nonvoting shares (f)(n)	205,000	— (l)
Venator Materials PLC (f)(n)	232	— (l)
		62
Total common stocks (cost: $982,000)		62
Investment funds 1.52%
Capital Group Central Corporate Bond Fund (o)	2,643,693	22,577
Total investment funds (cost: $20,724,000)		22,577
Short-term securities 10.54% Money market investments 10.54%
Capital Group Central Cash Fund 4.17% (o)(p)	1,569,095	156,910
Total short-term securities (cost: $156,906,000)		156,910
Options purchased (equity style) 0.00%
Options purchased (equity style)*		2
Total options purchased (equity style) (cost: $21,000)		2
Total investment securities 100.33% (cost: $1,513,517,000)		1,492,912
Total options written† 0.00% (premium received: $6,000)		— (l)
Other assets less liabilities (0.33)%		(4,957)
Net assets 100.00%		$1,487,955
*Options purchased (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2025 (000)
Call
CALL GBP/USD FX Option	Goldman Sachs	12/15/2025	USD1.43	GBP3,625	$2
†Options written (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2025 (000)
Call
CALL GBP/USD FX Option	Goldman Sachs	12/15/2025	USD1.49	GBP(3,625)	$— (l)
American Funds Insurance Series — Page 238 of 319

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
3 Month Euro EURIBOR Futures	Short	1	12/15/2025	USD(288)	$— (l)
3 Month SONIA Futures	Long	141	3/18/2026	45,568	29
3 Month CORRA Futures	Long	1,793	6/17/2026	314,889	1,029
3 Month Euro EURIBOR Futures	Long	1	12/14/2026	288	— (l)
2 Year Italy Government Bond Futures	Long	291	12/10/2025	36,876	(23)
2 Year Euro-Schatz Futures	Short	293	12/10/2025	(36,801)	48
2 Year Canadian Government Bond Futures	Long	344	12/31/2025	26,169	99
2 Year U.S. Treasury Note Futures	Long	934	1/6/2026	194,644	(310)
3 Year Australian Treasury Bond Futures	Short	1	12/16/2025	(71)	— (l)
5 Year Euro-Bobl Futures	Long	227	12/10/2025	31,398	(39)
5 Year Canadian Government Bond Futures	Long	209	12/31/2025	17,318	222
5 Year U.S. Treasury Note Futures	Long	312	1/6/2026	34,069	(8)
10 Year French Government Bond Futures	Long	46	12/10/2025	6,554	34
10 Year Italy Government Bond Futures	Short	12	12/10/2025	(1,688)	(18)
10 Year Euro-Bund Futures	Short	694	12/10/2025	(104,758)	(629)
10 Year Australian Treasury Bond Futures	Long	78	12/15/2025	5,850	(7)
10 Year Japanese Government Bond Futures	Short	122	12/22/2025	(112,022)	807
10 Year UK Gilt Futures	Long	401	12/31/2025	48,990	193
10 Year U.S. Treasury Note Futures	Long	208	12/31/2025	23,400	139
10 Year Ultra U.S. Treasury Note Futures	Long	75	12/31/2025	8,631	81
10 Year Canadian Government Bond Futures	Short	87	12/31/2025	(7,655)	(170)
20 Year U.S. Treasury Note Futures	Long	157	12/31/2025	18,305	418
30 Year Euro-Buxl Futures	Short	70	12/10/2025	(9,408)	(125)
30 Year Ultra U.S. Treasury Bond Futures	Long	137	12/31/2025	16,449	177
					$1,947
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	5,495	JPY	780,000	Morgan Stanley	10/3/2025	$219
USD	6,274	EUR	5,280	BNP Paribas	10/3/2025	74
TRY	115,595	USD	2,733	Barclays Bank PLC	10/3/2025	41
TRY	22,140	USD	525	Citibank	10/3/2025	6
USD	1,387	AUD	2,130	Goldman Sachs	10/7/2025	(23)
USD	12,826	AUD	19,449	HSBC Bank	10/7/2025	(44)
EUR	5,100	CAD	8,217	JPMorgan Chase	10/8/2025	84
HUF	1,284,310	EUR	3,254	JPMorgan Chase	10/8/2025	42
USD	1,527	NOK	14,900	BNP Paribas	10/8/2025	34
HUF	563,270	USD	1,681	Citibank	10/8/2025	14
CZK	47,290	EUR	1,932	Goldman Sachs	10/8/2025	12
CZK	18,000	USD	857	UBS AG	10/8/2025	11
MYR	21,930	USD	5,204	HSBC Bank	10/8/2025	10
USD	868	NOK	8,645	Goldman Sachs	10/8/2025	1
USD	276	PLN	1,000	UBS AG	10/8/2025	— (l)
SEK	19,550	USD	2,077	BNP Paribas	10/8/2025	— (l)
SGD	1,400	USD	1,088	Bank of America	10/8/2025	(2)
American Funds Insurance Series — Page 239 of 319

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
PLN	6,680	EUR	1,568	Standard Chartered Bank	10/8/2025	$(4)
USD	2,227	HUF	741,960	Bank of America	10/8/2025	(5)
SEK	44,125	USD	4,709	Bank of America	10/8/2025	(20)
USD	7,419	MYR	31,305	HSBC Bank	10/8/2025	(24)
USD	1,806	ZAR	31,710	Goldman Sachs	10/8/2025	(29)
JPY	540,730	USD	3,692	BNP Paribas	10/8/2025	(33)
USD	1,828	HUF	619,035	Citibank	10/8/2025	(34)
USD	2,106	THB	66,700	Citibank	10/9/2025	50
USD	3,110	THB	99,660	Standard Chartered Bank	10/9/2025	36
ZAR	27,630	USD	1,576	Citibank	10/9/2025	23
USD	1,834	SEK	17,170	Citibank	10/9/2025	9
MYR	3,695	USD	876	HSBC Bank	10/9/2025	2
EUR	1,783	RON	9,075	BNP Paribas	10/9/2025	— (l)
EUR	3,120	USD	3,669	HSBC Bank	10/9/2025	(4)
EUR	19,565	USD	22,994	Citibank	10/9/2025	(10)
USD	4,794	JPY	696,200	BNP Paribas	10/10/2025	81
USD	8,086	GBP	5,975	Morgan Stanley	10/10/2025	50
EUR	35,264	USD	41,409	Citibank	10/10/2025	19
BRL	81,240	USD	14,865	JPMorgan Chase	10/14/2025	345
USD	5,866	INR	518,075	Standard Chartered Bank	10/14/2025	39
USD	1,335	IDR	21,992,435	BNP Paribas	10/14/2025	17
MXN	46,800	USD	2,543	Goldman Sachs	10/14/2025	8
USD	2,614	INR	232,320	Standard Chartered Bank	10/14/2025	1
INR	25,000	USD	283	HSBC Bank	10/14/2025	(2)
USD	1,686	CLP	1,623,750	Morgan Stanley	10/14/2025	(3)
USD	2,933	BRL	15,740	Goldman Sachs	10/14/2025	(14)
USD	2,365	MXN	44,515	BNP Paribas	10/14/2025	(62)
CNH	779,737	USD	109,503	HSBC Bank	10/16/2025	18
USD	2,280	CAD	3,148	BNP Paribas	10/16/2025	16
EUR	4,535	USD	5,328	HSBC Bank	10/16/2025	2
CNH	10,800	USD	1,520	Barclays Bank PLC	10/16/2025	(3)
CNH	20,515	USD	2,890	UBS AG	10/16/2025	(8)
CAD	2,280	USD	1,647	Bank of New York Mellon	10/16/2025	(8)
CAD	5,525	USD	4,024	Citibank	10/16/2025	(51)
CAD	16,013	USD	11,584	BNP Paribas	10/16/2025	(69)
CAD	15,460	USD	11,239	Morgan Stanley	10/16/2025	(121)
THB	190,470	USD	6,017	UBS AG	10/16/2025	(141)
EUR	20,871	USD	24,516	Goldman Sachs	10/17/2025	15
USD	3,530	COP	13,816,730	Citibank	10/17/2025	14
USD	2,866	JPY	421,190	Goldman Sachs	10/17/2025	13
USD	3,256	EUR	2,766	HSBC Bank	10/17/2025	6
CNH	47,945	USD	6,746	HSBC Bank	10/17/2025	(12)
AUD	4,287	USD	2,856	HSBC Bank	10/17/2025	(18)
USD	8,073	GBP	5,910	Morgan Stanley	10/20/2025	123
EUR	7,017	GBP	6,085	BNP Paribas	10/20/2025	64
USD	970	JPY	141,435	Morgan Stanley	10/20/2025	11
DKK	46,980	EUR	6,296	Citibank	10/20/2025	(1)
NZD	2,799	USD	1,675	HSBC Bank	10/20/2025	(51)
USD	11,450	DKK	73,090	JPMorgan Chase	10/20/2025	(62)
JPY	3,845,822	USD	26,298	UBS AG	10/20/2025	(233)
CNH	21,500	USD	3,031	Bank of New York Mellon	10/22/2025	(9)
American Funds Insurance Series — Page 240 of 319

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	32,489	BRL	173,627	Citibank	10/27/2025	$95
USD	3,803	NOK	37,576	HSBC Bank	10/27/2025	37
GBP	4,043	EUR	4,620	Morgan Stanley	10/27/2025	5
CHF	1,007	USD	1,263	Bank of America	10/29/2025	7
IDR	14,450,980	USD	858	Citibank	10/30/2025	7
COP	135,700	USD	35	UBS AG	10/30/2025	— (l)
USD	10,120	KRW	14,246,054	Citibank	10/30/2025	(39)
CZK	109,150	EUR	4,450	Citibank	11/7/2025	32
JPY	910,380	USD	6,173	JPMorgan Chase	12/15/2025	32
CZK	117,510	USD	5,603	Goldman Sachs	12/17/2025	76
USD	2,245	GBP	1,645	Citibank	12/17/2025	32
USD	3,445	THB	110,640	BNP Paribas	12/17/2025	20
USD	4,914	CNH	34,715	Citibank	12/17/2025	17
USD	771	EUR	649	BNP Paribas	12/17/2025	5
USD	2,881	SGD	3,690	Standard Chartered Bank	12/17/2025	3
MYR	8,120	USD	1,931	HSBC Bank	12/17/2025	2
EUR	1,475	USD	1,740	Citibank	12/17/2025	— (l)
USD	1,936	CNH	13,730	Standard Chartered Bank	12/17/2025	(1)
EUR	1,480	SEK	16,367	BNP Paribas	12/17/2025	(2)
CNH	34,715	USD	4,910	HSBC Bank	12/17/2025	(13)
USD	4,629	EUR	3,935	HSBC Bank	12/17/2025	(13)
THB	55,355	USD	1,733	Citibank	12/17/2025	(19)
USD	4,978	PLN	18,215	Goldman Sachs	12/17/2025	(27)
NOK	19,804	USD	2,017	BNP Paribas	12/17/2025	(32)
EUR	4,155	USD	4,945	Citibank	12/17/2025	(44)
USD	2,251	BRL	12,460	JPMorgan Chase	12/17/2025	(47)
NOK	48,486	USD	4,943	Goldman Sachs	12/17/2025	(83)
EUR	2,825	USD	3,350	Citibank	12/18/2025	(17)
						$443
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN14,940	$6	$—	$6
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK83,740	(5)	—	(5)
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	EUR9,730	(11)	—	(11)
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	9,720	(11)	—	(11)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP4,083	38	—	38
2.5225%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	5/22/2027	CAD25,620	61	—	61
3.5175%	Annual	SOFR	Annual	8/15/2027	USD24,180	48	—	48
SOFR	Annual	3.4925%	Annual	8/19/2027	67,090	(105)	—	(105)
6-month PLN-WIBOR	Semi-annual	4.14%	Annual	9/2/2027	PLN70,510	(15)	—	(15)
3.515%	Annual	6-month CZK-PRIBOR	Semi-annual	9/2/2027	CZK396,600	(61)	—	(61)
SOFR	Annual	3.2685%	Annual	9/9/2027	USD88,350	211	—	211
American Funds Insurance Series — Page 241 of 319

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.3395%	Annual	9/23/2027	USD67,500	$65	$—	$65
1.9308%	Annual	Euro STR	Annual	9/24/2027	EUR32,500	(13)	—	(13)
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	5,930	(132)	—	(132)
3.4928%	Annual	SONIA	Annual	8/6/2029	GBP5,260	(76)	—	(76)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD16,910	(76)	—	(76)
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR2,690	12	—	12
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	2,690	12	—	12
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	2,690	12	—	12
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK32,270	(20)	—	(20)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR2,500	19	—	19
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK26,280	10	—	10
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	16,900	7	—	7
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	16,890	6	—	6
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	62,070	24	—	24
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	SEK67,510	(9)	—	(9)
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	67,510	(10)	—	(10)
2.2033%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR6,350	(49)	—	(49)
2.2053%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	6,330	(49)	—	(49)
3-month SEK-STIBOR	Quarterly	2.2732%	Annual	8/14/2030	SEK60,130	24	—	24
2.3523%	Annual	6-month EURIBOR	Semi-annual	8/14/2030	EUR5,570	(7)	—	(7)
3.8108%	Annual	6-month NOK-NIBOR	Semi-annual	8/14/2030	NOK98,800	(112)	—	(112)
6-month NOK-NIBOR	Semi-annual	3.99%	Annual	9/22/2030	64,900	22	—	22
6-month NOK-NIBOR	Semi-annual	4.09%	Annual	9/23/2030	32,700	(4)	—	(4)
6-month NOK-NIBOR	Semi-annual	4.08%	Annual	9/23/2030	64,270	(5)	—	(5)
6-month NOK-NIBOR	Semi-annual	4.095%	Annual	9/23/2030	64,260	(9)	—	(9)
SOFR	Annual	3.944%	Annual	9/9/2055	USD3,010	(6)	—	(6)
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR1,740	4	—	4
SOFR	Annual	3.9305%	Annual	9/23/2055	USD7,440	3	—	3
6-month EURIBOR	Semi-annual	2.9287%	Annual	9/24/2055	EUR3,250	(17)	—	(17)
						$(218)	$—	$(218)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	BRL44,390	$(286)	$—	$(286)
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	30,865	(352)	—	(352)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	79,860	(603)	—	(603)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	100,270	(958)	—	(958)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	52,510	231	—	231
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	14,440	75	—	75
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	10,600	51	—	51
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	6,440	31	—	31
American Funds Insurance Series — Page 242 of 319

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps (continued)
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL35,980	$(487)	$—	$(487)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	55,145	(1,508)	—	(1,508)
							$(3,806)	$—	$(3,806)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD743	$(17)	$(17)	$— (l)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	11,405	(909)	(735)	(174)
CDX.EM.44	1.00%	Quarterly	12/20/2030	9,890	216	212	4
ITRAXX.EUR.44	1.00%	Quarterly	12/20/2030	EUR22,640	(571)	(572)	1
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD3,739	(84)	(83)	(1)
ITRAXX.EUR.XO.44	5.00%	Quarterly	12/20/2030	EUR4,900	(610)	(608)	(2)
					$(1,975)	$(1,803)	$(172)
Investments in affiliates (o)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Investment funds 1.52%
Capital Group Central Corporate Bond Fund	$21,147	$780	$—	$—	$650	$22,577	$780
Short-term securities 10.54%
Money market investments 10.54%
Capital Group Central Cash Fund 4.17% (p)	23,214	493,591	359,891	(6)	2	156,910	2,114
Total 12.06%				$(6)	$652	$179,487	$2,894
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)	5/19/2020	$5,739	$6,006	0.41%
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	2,055	2,279	0.15
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	1,992	2,071	0.14
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,338	1,381	0.09
American Funds Insurance Series — Page 243 of 319

unaudited
	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)	9/29/2025	$88	$97	0.01%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.288% 9/13/2029 (g)(h)	9/13/2023	26	27	0.00 (q)
Total		$11,238	$11,861	0.80%

(a)	Step bond; coupon rate may change at a later date.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $158,372,000, which represented 10.64% of the net assets of the fund.

(f)	Value determined using significant unobservable inputs.
(g)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,432,000, which represented 0.10% of the net assets of the fund.

(h)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Represents securities transacted on a TBA basis.
(l)	Amount less than one thousand.
(m)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $18,323,000, which represented 1.23% of the net assets of the fund.
(n)	Security did not produce income during the last 12 months.
(o)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(p)	Rate represents the seven-day yield at 9/30/2025.
(q)	Amount less than 0.01%.

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Aver- age
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner

EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate

Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
STR = Short-Term Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
American Funds Insurance Series — Page 244 of 319

American High-Income Trust®
Investment portfolio
September 30, 2025
unaudited

Bonds, notes & other debt instruments 87.64% Corporate bonds, notes & loans 87.54% Communication services 14.53%	Principal amount (000)	Value (000)
CCO Holdings, LLC 5.50% 5/1/2026 (a)	USD102	$102
CCO Holdings, LLC 5.00% 2/1/2028 (a)	1,041	1,032
CCO Holdings, LLC 5.375% 6/1/2029 (a)	720	716
CCO Holdings, LLC 6.375% 9/1/2029 (a)	445	451
CCO Holdings, LLC 4.75% 3/1/2030 (a)	3,281	3,151
CCO Holdings, LLC 4.50% 8/15/2030 (a)	2,484	2,348
CCO Holdings, LLC 4.25% 2/1/2031 (a)	3,164	2,917
CCO Holdings, LLC 7.375% 3/1/2031 (a)	70	72
CCO Holdings, LLC 4.75% 2/1/2032 (a)	3,163	2,928
CCO Holdings, LLC 4.50% 5/1/2032	2,469	2,248
CCO Holdings, LLC 4.50% 6/1/2033 (a)	3,357	2,987
CCO Holdings, LLC 4.25% 1/15/2034 (a)	4,712	4,077
Charter Communications Operating, LLC 4.80% 3/1/2050	437	346
Charter Communications Operating, LLC 3.70% 4/1/2051	473	312
Charter Communications Operating, LLC 3.90% 6/1/2052	950	644
Charter Communications Operating, LLC 5.25% 4/1/2053	577	482
Charter Communications Operating, LLC 3.85% 4/1/2061	175	109
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	1,010	1,009
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	510	496
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (a)	925	957
Connect Finco SARL 9.00% 9/15/2029 (a)	7,780	8,190
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.663% 9/27/2029 (b)(c)	554	548
Consolidated Communications, Inc. 5.00% 10/1/2028 (a)	65	66
CSC Holdings, LLC 5.50% 4/15/2027 (a)	430	409
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 9.00% 4/15/2027 (b)(c)	328	318
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.65% 1/18/2028 (b)(c)	1,693	1,687
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)	285	74
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (b)(d)	41	36
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	2,109	2,108
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	2,840	2,809
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.57% 8/2/2027 (b)(c)	73	73
DISH Network Corp. 11.75% 11/15/2027 (a)	12,748	13,501
EchoStar Corp. 10.75% 11/30/2029	6,183	6,807
EchoStar Corp. 6.75% PIK 11/30/2030 (d)	5,125	5,288
Embarq, LLC 7.995% 6/1/2036	4,729	2,367
Frontier Communications Holdings, LLC 5.875% 10/15/2027 (a)	445	445
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)	3,655	3,695
Frontier Communications Holdings, LLC 5.875% 11/1/2029	2,625	2,655
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)	3,161	3,201
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)	50	52
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (a)	225	237
Gray Media, Inc. 10.50% 7/15/2029 (a)	3,990	4,318
Gray Media, Inc. 4.75% 10/15/2030 (a)	791	608
Gray Media, Inc. 5.375% 11/15/2031 (a)	2,538	1,908
Gray Media, Inc. 9.625% 7/15/2032 (a)	1,403	1,435
American Funds Insurance Series — Page 245 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.395% 12/1/2028 (b)(c)	USD2	$2
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.53% 6/4/2029 (b)(c)	23	23
Lamar Media Corp. 4.00% 2/15/2030	260	249
Lamar Media Corp. 3.625% 1/15/2031	360	335
Lamar Media Corp. 5.375% 11/1/2033 (a)	450	447
Ligado Networks, LLC, 17.50% PIK 11/1/2023 (a)(d)(e)	3,031	1,008
Ligado Networks, LLC, Term Loan, 17.50% PIK 05/05/2028 (b)(d)(f)	926	926
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	883	901
News Corp. 3.875% 5/15/2029 (a)	310	299
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	3,780	3,693
Paramount Global 7.875% 7/30/2030	130	145
Paramount Global 6.875% 4/30/2036	490	520
Scripps Escrow II, Inc. 3.875% 1/15/2029 (a)	280	247
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	1,120	1,150
Sirius XM Radio, LLC 3.125% 9/1/2026 (a)	1,760	1,737
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)	700	697
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	3,489	3,374
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	510	511
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	3,380	3,172
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	5,756	5,220
Snap, Inc. 6.875% 3/1/2033 (a)	1,540	1,576
Stagwell Global, LLC 5.625% 8/15/2029 (a)	1,205	1,172
TEGNA, Inc. 5.00% 9/15/2029	1,151	1,146
Univision Communications, Inc. 8.00% 8/15/2028 (a)	2,180	2,261
Univision Communications, Inc. 4.50% 5/1/2029 (a)	4,970	4,692
Univision Communications, Inc. 7.375% 6/30/2030 (a)	2,552	2,566
Univision Communications, Inc. 8.50% 7/31/2031 (a)	995	1,028
Univision Communications, Inc. 9.375% 8/1/2032 (a)	3,805	4,058
VMED O2 UK Financing I PLC 4.25% 1/31/2031 (a)	550	510
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	360	355
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	2,756	2,662
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	1,345	1,234
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	7,984	6,379
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	434	324
WMG Acquisition Corp. 3.75% 12/1/2029 (a)	1,498	1,430
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	957	908
WMG Acquisition Corp. 3.00% 2/15/2031 (a)	225	209
X Corp., Term Loan B3, 9.50% 10/26/2029 (b)	370	372
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.958% 10/26/2029 (b)(c)	1,460	1,434
Ziggo BV 4.875% 1/15/2030 (a)	215	203
		149,394
Energy 12.64%
3R Lux SARL 9.75% 2/5/2031 (a)	675	713
Archrock Partners, LP 6.25% 4/1/2028 (a)	255	256
Archrock Partners, LP 6.625% 9/1/2032 (a)	520	534
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	725	724
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	1,175	1,200
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	1,150	1,170
Baytex Energy Corp. 8.50% 4/30/2030 (a)	645	664
Baytex Energy Corp. 7.375% 3/15/2032 (a)	330	323
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	1,210	1,200
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	125	130
Blue Racer Midstream, LLC 7.25% 7/15/2032 (a)	40	42
American Funds Insurance Series — Page 246 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	USD2,097	$2,088
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	663	665
California Resources Corp. 7.125% 2/1/2026 (a)	195	196
California Resources Corp. 8.25% 6/15/2029 (a)	520	543
Caturus Energy, LLC 8.50% 2/15/2030 (a)	1,080	1,125
Chord Energy Corp. 6.75% 3/15/2033 (a)	990	1,004
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	1,220	1,271
Civitas Resources, Inc. 5.00% 10/15/2026 (a)	585	583
Civitas Resources, Inc. 8.375% 7/1/2028 (a)	740	768
Civitas Resources, Inc. 8.625% 11/1/2030 (a)	730	757
Civitas Resources, Inc. 8.75% 7/1/2031 (a)	2,547	2,613
Civitas Resources, Inc. 9.625% 6/15/2033 (a)	290	306
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)	280	269
CNX Resources Corp. 6.00% 1/15/2029 (a)	1,754	1,756
CNX Resources Corp. 7.375% 1/15/2031 (a)	931	961
CNX Resources Corp. 7.25% 3/1/2032 (a)	2,160	2,242
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	405	405
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	890	858
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	2,150	2,206
Crescent Energy Finance, LLC 9.25% 2/15/2028 (a)	907	942
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	1,635	1,625
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	1,490	1,452
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	495	502
Diamond Foreign Asset Co. 8.50% 10/1/2030 (a)	420	445
DT Midstream, Inc. 4.125% 6/15/2029 (a)	1,408	1,374
DT Midstream, Inc. 4.375% 6/15/2031 (a)	307	297
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)	730	718
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	765	735
Energy Transfer, LP 6.00% 2/1/2029 (a)	55	56
EQT Corp. 6.375% 4/1/2029	185	192
EQT Corp. 4.75% 1/15/2031	1,350	1,348
EQT Corp. 3.625% 5/15/2031 (a)	290	271
Expand Energy Corp. 6.75% 4/15/2029 (a)	280	283
Expand Energy Corp. 5.375% 3/15/2030	780	793
Expand Energy Corp. 4.75% 2/1/2032	290	285
Expand Energy Corp. 4.875% 4/15/2032 (e)	4,300	18
Genesis Energy, LP 7.75% 2/1/2028	72	73
Genesis Energy, LP 8.25% 1/15/2029	1,545	1,612
Genesis Energy, LP 8.875% 4/15/2030	1,225	1,298
Genesis Energy, LP 7.875% 5/15/2032	2,785	2,907
Global Partners, LP 6.875% 1/15/2029	135	136
Global Partners, LP 8.25% 1/15/2032 (a)	580	612
Global Partners, LP 7.125% 7/1/2033 (a)	385	395
Harbour Energy PLC 5.50% 10/15/2026 (a)	1,065	1,055
Harvest Midstream I, LP 7.50% 9/1/2028 (a)	1,432	1,448
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	860	881
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	775	790
Hess Midstream Operations, LP 5.125% 6/15/2028 (a)	361	361
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)	695	717
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)	1,430	1,387
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	490	494
Hilcorp Energy I, LP 5.75% 2/1/2029 (a)	805	794
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	837	826
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	783	757
American Funds Insurance Series — Page 247 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	USD605	$581
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	1,258	1,322
Kodiak Gas Services, LLC 7.25% 2/15/2029 (a)	350	363
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	200	204
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	200	205
Matador Resources Co. 6.875% 4/15/2028 (a)	275	281
Matador Resources Co. 6.50% 4/15/2032 (a)	720	727
Matador Resources Co. 6.25% 4/15/2033 (a)	1,245	1,254
Mesquite Energy, Inc. 7.25% 2/15/2026 (a)(e)	739	2
Murphy Oil Corp. 6.375% 7/15/2028	243	244
Murphy Oil Corp. 6.00% 10/1/2032	410	405
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)	820	764
Nabors Industries, Inc. 7.375% 5/15/2027 (a)	259	263
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	1,100	1,145
Nabors Industries, Inc. 8.875% 8/15/2031 (a)	445	415
Nabors Industries, Ltd. 7.50% 1/15/2028 (a)	75	75
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)	745	188
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.57% 10/30/2028 (b)(c)	266	131
NFE Financing, LLC 12.00% 11/15/2029 (a)	18,263	5,387
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	105	108
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	490	502
Noble Finance II, LLC 8.00% 4/15/2030 (a)	1,695	1,756
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	360	372
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	665	663
NuStar Logistics, LP 6.00% 6/1/2026	286	288
Occidental Petroleum Corp. 6.60% 3/15/2046	582	609
Occidental Petroleum Corp. 6.05% 10/1/2054	1,200	1,172
Parkland Corp. 5.875% 7/15/2027 (a)	535	536
Parkland Corp. 4.625% 5/1/2030 (a)	440	428
Parkland Corp. 6.625% 8/15/2032 (a)	70	72
Permian Resources Operating, LLC 8.00% 4/15/2027 (a)	58	59
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	955	991
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	1,490	1,519
Petrobras Global Finance BV 5.125% 9/10/2030	1,070	1,059
Petroleos Mexicanos 6.875% 10/16/2025	350	350
Petroleos Mexicanos 4.50% 1/23/2026	445	443
Petroleos Mexicanos 6.875% 8/4/2026	85	86
Petroleos Mexicanos 5.35% 2/12/2028	1,025	1,021
Petroleos Mexicanos 8.75% 6/2/2029	880	948
Petroleos Mexicanos 6.84% 1/23/2030	510	519
Petroleos Mexicanos 5.95% 1/28/2031	1,010	979
Petroleos Mexicanos 7.69% 1/23/2050	185	168
Petroleos Mexicanos 6.95% 1/28/2060	320	263
Range Resources Corp. 8.25% 1/15/2029	500	512
Range Resources Corp. 4.75% 2/15/2030 (a)	285	279
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	200	208
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	335	319
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	1,785	1,795
Sunoco, LP 6.00% 4/15/2027	547	547
Sunoco, LP 5.875% 3/15/2028	290	291
Sunoco, LP 7.00% 5/1/2029 (a)	300	311
Sunoco, LP 4.50% 5/15/2029	1,970	1,923
Sunoco, LP 4.50% 4/30/2030	1,880	1,812
Sunoco, LP 5.625% 3/15/2031 (a)	740	735
American Funds Insurance Series — Page 248 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Sunoco, LP 7.25% 5/1/2032 (a)	USD1,335	$1,402
Sunoco, LP 6.25% 7/1/2033 (a)	810	825
Sunoco, LP 5.875% 3/15/2034 (a)	810	803
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(g)	1,775	1,804
Talos Production, Inc. 9.00% 2/1/2029 (a)	985	1,019
Talos Production, Inc. 9.375% 2/1/2031 (a)	1,290	1,345
Targa Resources Partners, LP 5.50% 3/1/2030	327	333
Targa Resources Partners, LP 4.875% 2/1/2031	180	181
TGS ASA 8.50% 1/15/2030 (a)	710	732
Tidewater, Inc. 9.125% 7/15/2030 (a)	265	284
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	387	398
Transocean International, Ltd. 7.875% 10/15/2032 (a)	290	294
Transocean Poseidon, Ltd. 6.875% 2/1/2027 (a)	316	317
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (a)	961	987
Transocean, Inc. 8.00% 2/1/2027 (a)	495	495
Transocean, Inc. 8.75% 2/15/2030 (a)	374	394
Transocean, Inc. 8.50% 5/15/2031 (a)	665	652
Transocean, Inc. 6.80% 3/15/2038	425	360
USA Compression Partners, LP 6.875% 9/1/2027	332	332
USA Compression Partners, LP 7.125% 3/15/2029 (a)	430	444
USA Compression Partners, LP 6.25% 10/1/2033 (a)	1,045	1,050
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	1,410	1,352
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	195	203
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	2,135	2,017
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	1,260	1,136
Venture Global LNG, Inc. 8.125% 6/1/2028 (a)	915	948
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)	405	447
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	1,025	1,061
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	1,500	1,576
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	885	964
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(g)	413	410
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	1,330	1,470
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	1,690	1,780
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	970	1,095
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	1,470	1,562
Vital Energy, Inc. 7.875% 4/15/2032 (a)	700	680
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	3,751	3,837
Weatherford International, Ltd. 6.75% 10/15/2033 (a)	1,030	1,031
Western Midstream Operating, LP 4.50% 3/1/2028	239	239
Western Midstream Operating, LP 5.25% 2/1/2050	300	261
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	395	400
		129,970
Consumer discretionary 10.19%
Advance Auto Parts, Inc. 5.95% 3/9/2028	853	873
Advance Auto Parts, Inc. 3.90% 4/15/2030	920	855
Advance Auto Parts, Inc. 3.50% 3/15/2032	1,039	909
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	305	315
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.765% 3/11/2030 (b)(c)(f)	556	556
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.98% Cash 3/11/2030 (b)(c)(d)(f)	517	517
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	555	544
American Funds Insurance Series — Page 249 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	USD1,245	$1,225
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	1,375	1,414
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)	305	320
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	1,275	1,238
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	600	577
Bath & Body Works, Inc. 6.875% 11/1/2035	1,581	1,647
Bath & Body Works, Inc. 6.75% 7/1/2036	910	938
Beach Acquisition Bidco, LLC 10.75% PIK or 10.00% Cash 7/15/2033 (a)(d)	605	654
Belron Finance 2019, LLC 6.742% 10/16/2031 (b)(c)	589	593
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	1,210	1,167
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	1,394	1,334
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	1,870	1,925
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	1,025	1,046
Carnival Corp. 4.00% 8/1/2028 (a)	1,450	1,430
Carnival Corp. 5.125% 5/1/2029 (a)	870	870
Carnival Corp. 7.00% 8/15/2029 (a)	135	142
Carnival Corp. 5.75% 8/1/2032 (a)	2,804	2,857
Carnival Corp. 6.125% 2/15/2033 (a)	3,765	3,862
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	575	612
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	1,250	1,191
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	1,760	1,653
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	1,295	1,233
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.711% 8/15/2030 (b)(c)	334	334
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.711% 8/15/2030 (b)(c)	102	102
Flutter Treasury DAC 6.125% 6/4/2031	GBP320	435
Ford Motor Co. 3.25% 2/12/2032	USD2,790	2,442
Ford Motor Credit Co., LLC 4.271% 1/9/2027	495	491
Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	112
Ford Motor Credit Co., LLC 5.918% 3/20/2028	200	203
Ford Motor Credit Co., LLC 6.798% 11/7/2028	335	350
Ford Motor Credit Co., LLC 5.113% 5/3/2029	360	357
Ford Motor Credit Co., LLC 5.875% 11/7/2029	225	229
Ford Motor Credit Co., LLC 7.20% 6/10/2030	370	396
Ford Motor Credit Co., LLC 5.73% 9/5/2030	2,063	2,081
Ford Motor Credit Co., LLC 4.00% 11/13/2030	550	513
Ford Motor Credit Co., LLC 6.05% 3/5/2031	570	583
Ford Motor Credit Co., LLC 3.625% 6/17/2031	440	400
Ford Motor Credit Co., LLC 6.532% 3/19/2032	1,985	2,066
Ford Motor Credit Co., LLC 7.122% 11/7/2033	405	433
Ford Motor Credit Co., LLC 6.125% 3/8/2034	1,260	1,267
Ford Motor Credit Co., LLC 6.50% 2/7/2035	2,355	2,421
Gap, Inc. 3.625% 10/1/2029 (a)	170	159
Gap, Inc. 3.875% 10/1/2031 (a)	108	99
General Motors Financial Co., Inc. 5.90% 1/7/2035	530	547
Genting New York, LLC 7.25% 10/1/2029 (a)	1,440	1,488
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	1,790	1,771
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 6.913% 3/7/2032 (b)(c)	1,120	1,127
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.07% 6/30/2028 (b)(c)	71	64
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.07% 6/30/2028 (b)(c)	15	14
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	1,045	990
Hilton Domestic Operating Co., Inc. 5.75% 9/15/2033 (a)	655	664
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	591	569
Hyatt Hotels Corp. 5.75% 3/30/2032	269	281
Hyundai Capital America 1.65% 9/17/2026 (a)	70	68
American Funds Insurance Series — Page 250 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
International Game Technology PLC 5.25% 1/15/2029 (a)	USD1,065	$1,061
KB Home 6.875% 6/15/2027	220	225
KB Home 7.25% 7/15/2030	330	341
Kohl’s Corp. 5.125% 5/1/2031	90	72
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)	370	351
Las Vegas Sands Corp. 6.20% 8/15/2034	25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	3,405	3,339
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	1,365	1,445
Levi Strauss & Co. 3.50% 3/1/2031 (a)	1,200	1,116
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)	395	396
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	1,090	1,042
Lithia Motors, Inc. 5.50% 10/1/2030 (a)	625	625
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	700	665
M.D.C. Holdings, Inc. 6.00% 1/15/2043	803	765
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)	555	536
Mercury Aggregator, LP, Term Loan, 19.00% 2/3/2026 (b)(f)	166	63
Mercury Aggregator, LP, Term Loan 2, 19.00% 2/3/2026 (b)(f)	95	36
MGM Resorts International 5.50% 4/15/2027	200	201
Newell Brands, Inc. 8.50% 6/1/2028 (a)	580	615
Newell Brands, Inc. 6.625% 9/15/2029	435	438
Newell Brands, Inc. 6.375% 5/15/2030	935	929
Newell Brands, Inc. 6.625% 5/15/2032	1,270	1,257
Newell Brands, Inc. 7.375% 4/1/2036	535	533
Newell Brands, Inc. 7.00% 4/1/2046	285	252
Nissan Motor Acceptance Co., LLC 5.30% 9/13/2027 (a)	400	400
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (a)	560	561
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (a)	350	338
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)	355	349
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)	1,695	1,780
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	1,665	1,763
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	3,670	3,942
Party City Holdings, Inc. 0% 10/12/2028 (f)	500	— (h)
Party City Holdings, Inc. 0% 8/27/2030 (f)	2,510	50
PENN Entertainment, Inc. 4.125% 7/1/2029 (a)	15	14
Petco Health and Wellness Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.513% 3/3/2028 (b)(c)	225	220
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	492	508
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	660	648
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	585	603
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	112	113
Sally Holdings, LLC 6.75% 3/1/2032	2,887	3,005
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.286% 4/4/2029 (b)(c)	1,619	1,608
Service Corp. International 3.375% 8/15/2030	190	176
Service Corp. International 4.00% 5/15/2031	515	486
Somnigroup International, Inc. 4.00% 4/15/2029 (a)	95	91
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	2,181	2,120
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	2,669	2,554
Station Casinos, LLC 6.625% 3/15/2032 (a)	320	329
TopBuild Corp. 5.625% 1/31/2034 (a)	885	882
Travel + Leisure Co. 4.50% 12/1/2029 (a)	995	962
Travel + Leisure Co. 4.625% 3/1/2030 (a)	200	193
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	2,720	2,703
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	315	317
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	820	848
Valvoline, Inc. 3.625% 6/15/2031 (a)	630	578
American Funds Insurance Series — Page 251 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.752% 7/1/2032 (b)(c)	USD750	$752
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	10	11
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	555	542
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	832	836
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	487	525
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)	1,300	1,321
ZF North America Capital, Inc. 7.50% 3/24/2031 (a)	700	696
		104,706
Financials 9.24%
AG Issuer, LLC 6.25% 3/1/2028 (a)	751	753
Alera Group Intermediate Holdings, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.25%) 7.413% 5/30/2032 (b)(c)	615	618
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.663% 5/30/2033 (b)(c)	1,265	1,304
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)	555	546
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028 (a)	305	311
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	1,745	1,743
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	660	682
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	1,045	1,070
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	3,585	3,698
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	1,650	1,605
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	1,095	1,147
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	2,015	2,120
Aretec Group, Inc. 7.50% 4/1/2029 (a)	3,193	3,211
Aretec Group, Inc. 10.00% 8/15/2030 (a)	755	823
Blackstone Private Credit Fund 6.00% 11/22/2034	795	815
Block, Inc. 2.75% 6/1/2026	510	504
Block, Inc. 5.625% 8/15/2030 (a)	1,145	1,161
Block, Inc. 3.50% 6/1/2031	1,660	1,546
Block, Inc. 6.50% 5/15/2032	920	953
Block, Inc. 6.00% 8/15/2033 (a)	565	579
Blue Owl Credit Income Corp. 6.65% 3/15/2031	380	399
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	3,711	3,525
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	2,829	2,527
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	3,725	3,444
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	722	648
Denali Intermediate Holdings, Inc., Term Loan, (1-month CME Term SOFR + 5.50%) 9.666% 8/26/2032 (b)(c)(f)	940	940
FS KKR Capital Corp. 6.125% 1/15/2031	540	535
Hightower Holding, LLC 6.75% 4/15/2029 (a)	1,140	1,126
Hightower Holding, LLC 9.125% 1/31/2030 (a)	195	208
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	1,100	1,133
HUB International, Ltd. 7.25% 6/15/2030 (a)	857	894
HUB International, Ltd. 7.375% 1/31/2032 (a)	1,265	1,318
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.825% 6/20/2030 (b)(c)	145	146
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	546	532
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	2,515	2,498
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	1,520	1,466
Jane Street Group, LLC 7.125% 4/30/2031 (a)	136	143
Jane Street Group, LLC 6.75% 5/1/2033 (a)	955	993
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (a)	510	534
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030) (g)	160	150
LPL Holdings, Inc. 4.375% 5/15/2031 (a)	715	692
MSCI, Inc. 3.875% 2/15/2031 (a)	510	489
American Funds Insurance Series — Page 252 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
MSCI, Inc. 3.625% 11/1/2031 (a)	USD256	$240
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032 (a)	380	398
Navient Corp. 6.75% 6/15/2026	510	516
Navient Corp. 5.00% 3/15/2027	2,253	2,245
Navient Corp. 4.875% 3/15/2028	550	540
Navient Corp. 5.50% 3/15/2029	4,240	4,160
Navient Corp. 9.375% 7/25/2030	1,907	2,109
Navient Corp. 11.50% 3/15/2031	880	993
Navient Corp. 7.875% 6/15/2032	1,725	1,817
Navient Corp. 5.625% 8/1/2033	2,463	2,249
OneMain Finance Corp. 3.875% 9/15/2028	165	159
OneMain Finance Corp. 6.625% 5/15/2029	1,055	1,086
OneMain Finance Corp. 5.375% 11/15/2029	1,155	1,143
OneMain Finance Corp. 7.875% 3/15/2030	915	969
OneMain Finance Corp. 6.125% 5/15/2030	1,885	1,910
OneMain Finance Corp. 4.00% 9/15/2030	245	228
OneMain Finance Corp. 7.50% 5/15/2031	125	131
OneMain Finance Corp. 7.125% 11/15/2031	1,335	1,385
OneMain Finance Corp. 7.125% 9/15/2032	1,975	2,043
OneMain Finance Corp. 6.50% 3/15/2033	1,055	1,058
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	765	791
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	1,575	1,634
Osaic Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.163% 7/30/2032 (b)(c)	700	700
Oxford Finance, LLC 6.375% 2/1/2027 (a)	1,488	1,489
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (a)	845	879
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	440	456
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)	520	538
Planet Financial Group, LLC 10.50% 12/15/2029 (a)	150	158
Rocket Mortgage, LLC 2.875% 10/15/2026 (a)	520	510
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	720	698
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	805	815
SLM Corp. 6.50% 1/31/2030	680	709
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)	655	650
Starwood Property Trust, Inc. 5.25% 10/15/2028 (a)	1,015	1,016
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)	600	631
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)	410	424
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)	385	399
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.752% 5/6/2032 (b)(c)	2,891	2,949
Voyager Parent, LLC 9.25% 7/1/2032 (a)	3,825	4,047
WEX, Inc. 6.50% 3/15/2033 (a)	550	562
		94,963
Materials 8.01%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	975	1,033
AmeriTex HoldCo Intermediate, LLC 7.625% 8/15/2033 (a)	495	516
ArcelorMittal SA 7.00% 10/15/2039	488	548
ArcelorMittal SA 6.75% 3/1/2041	825	896
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)	890	824
Avient Corp. 6.25% 11/1/2031 (a)	225	229
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	240	251
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	460	458
Ball Corp. 6.875% 3/15/2028	465	474
Ball Corp. 6.00% 6/15/2029	350	359
Ball Corp. 2.875% 8/15/2030	160	145
American Funds Insurance Series — Page 253 of 319

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Ball Corp. 3.125% 9/15/2031	USD1,530	$1,390
Ball Corp. 5.50% 9/15/2033	1,765	1,785
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	27	28
CAN-PACK SA 3.875% 11/15/2029 (a)	2,075	1,949
Capstone Copper Corp. 6.75% 3/31/2033 (a)	245	253
Celanese US Holdings, LLC 6.665% 7/15/2027	45	46
Celanese US Holdings, LLC 6.50% 4/15/2030	520	524
Celanese US Holdings, LLC 7.05% 11/15/2030	265	274
Celanese US Holdings, LLC 6.75% 4/15/2033	1,290	1,285
Celanese US Holdings, LLC 7.20% 11/15/2033	70	73
Century Aluminum Co. 6.875% 8/1/2032 (a)	400	415
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	1,363	1,364
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	2,036	1,963
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	2,404	2,452
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (a)	1,105	1,124
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	2,025	1,897
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	1,930	1,991
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	2,035	2,058
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	290	296
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	1,175	1,211
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	655	549
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	3,465	3,175
CVR Partners, LP 6.125% 6/15/2028 (a)	485	485
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)	4,040	4,287
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (a)	490	507
Freeport-McMoRan, Inc. 4.25% 3/1/2030	432	427
Freeport-McMoRan, Inc. 5.45% 3/15/2043	381	367
FXI Holdings, Inc. 12.25% 11/15/2026 (a)	9,297	8,204
FXI Holdings, Inc. 12.25% 11/15/2026 (a)	6,051	5,319
INEOS Finance PLC 6.75% 5/15/2028 (a)	500	491
INEOS Finance PLC 7.50% 4/15/2029 (a)	285	278
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	510	518
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	805	825
Kaiser Aluminum Corp. 4.625% 3/1/2028 (a)	638	631
LSB Industries, Inc. 6.25% 10/15/2028 (a)	155	153
Magnera Corp. 4.75% 11/15/2029 (a)	815	722
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026 (a)	382	381
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027 (a)	555	557
Mercer International, Inc. 12.875% 10/1/2028 (a)	395	360
Mercer International, Inc. 5.125% 2/1/2029	280	207
Methanex Corp. 5.125% 10/15/2027	2,415	2,420
Methanex Corp. 5.25% 12/15/2029	747	746
Methanex Corp. 5.65% 12/1/2044	465	398
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)	985	1,003
Minera Mexico, SA de CV, 5.625% 2/12/2032 (a)	200	207
Mineral Resources, Ltd. 8.125% 5/1/2027 (a)	393	393
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)	2,079	2,121
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	1,820	1,909
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	750	781
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	245	257
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	1,365	1,322
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	2,100	2,254
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	665	701
Novelis Corp. 3.875% 8/15/2031 (a)	497	454
American Funds Insurance Series — Page 254 of 319

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Olin Corp. 6.625% 4/1/2033 (a)	USD80	$80
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	560	580
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	995	1,035
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (a)(d)(g)	1,576	1,585
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (d)(g)	668	672
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	1,060	1,037
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	900	904
Trident TPI Holdings, Inc. 12.75% 12/31/2028 (a)	470	502
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	585	625
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	1,015	1,100
Tronox, Inc. 4.625% 3/15/2029 (a)	370	242
Tronox, Inc. 9.125% 9/30/2030 (a)	550	539
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.261% Cash 1/16/2026 (b)(c)(d)(f)	551	137
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK 7/16/2026 (b)(c)(d)(f)	554	137
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.322% Cash 10/12/2028 (b)(c)(d)(f)	912	226
Veritiv Operating Co. 10.50% 11/30/2030 (a)	780	838
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	598	609
		82,368
Information technology 7.88%
Acuris Finance US, Inc. 9.00% 8/1/2029 (a)	1,550	1,621
ams-OSRAM AG 12.25% 3/30/2029 (a)	3,050	3,285
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	60	59
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	1,875	1,894
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	5,185	5,384
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	1,935	2,055
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	1,905	1,941
CommScope Technologies, LLC 5.00% 3/15/2027 (a)	1,350	1,341
CommScope, LLC 8.25% 3/1/2027 (a)	1,404	1,421
CommScope, LLC 7.125% 7/1/2028 (a)	1,107	1,112
CommScope, LLC 4.75% 9/1/2029 (a)	103	102
CommScope, LLC 9.50% 12/15/2031 (a)	525	544
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.913% 12/17/2029 (b)(c)	645	653
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	5,475	5,789
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	275	280
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.913% 11/22/2032 (b)(c)	300	307
Fair Isaac Corp. 4.00% 6/15/2028 (a)	1,175	1,144
Fair Isaac Corp. 6.00% 5/15/2033 (a)	2,200	2,233
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.288% 9/13/2029 (b)(c)(i)	1,009	1,016
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 8.129% 7/30/2032 (b)(c)	2,945	2,936
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 11.038% 9/15/2033 (b)(c)	160	160
Fortress Intermediate 3, Inc. 7.50% 6/1/2031 (a)	440	461
Gen Digital, Inc. 6.25% 4/1/2033 (a)	725	742
Helios Software Holdings, Inc. 8.75% 5/1/2029 (a)	3,875	4,021
Hughes Satellite Systems Corp. 5.25% 8/1/2026	5,299	5,201
Hughes Satellite Systems Corp. 6.625% 8/1/2026	5,052	4,809
Imola Merger Corp. 4.75% 5/15/2029 (a)	300	292
Intel Corp. 3.05% 8/12/2051	150	95
Intel Corp. 5.60% 2/21/2054	253	243
ION Trading Technologies SARL 9.50% 5/30/2029 (a)	2,825	2,998
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.413% 3/20/2032 (b)(c)	622	624
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.163% 3/20/2033 (b)(c)	875	877
McAfee Corp. 7.375% 2/15/2030 (a)	275	255
American Funds Insurance Series — Page 255 of 319

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
NCR Atleos Corp. 9.50% 4/1/2029 (a)	USD1,785	$1,934
NCR Voyix Corp. 5.125% 4/15/2029 (a)	343	338
Pagaya US Holding Co., LLC 8.875% 8/1/2030 (a)	700	654
Qnity Electronics, Inc. 5.75% 8/15/2032 (a)	120	121
Qnity Electronics, Inc. 6.25% 8/15/2033 (a)	120	123
Shift4 Payments, LLC 6.75% 8/15/2032 (a)	985	1,019
Synaptics, Inc. 4.00% 6/15/2029 (a)	375	359
UKG, Inc. 6.875% 2/1/2031 (a)	1,325	1,368
Unisys Corp. 10.625% 1/15/2031 (a)	1,875	1,999
Viasat, Inc. 5.625% 4/15/2027 (a)	5,540	5,522
Viasat, Inc. 6.50% 7/15/2028 (a)	1,505	1,472
Viasat, Inc. 7.50% 5/30/2031 (a)	2,559	2,405
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.778% 3/2/2029 (b)(c)	2,092	2,070
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.75% 5/30/2030 (b)(c)	1,152	1,135
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)	230	218
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (d)(i)	3,066	3,357
X.AI Corp. 12.50% 6/30/2030	200	210
Xerox Holdings Corp. 5.50% 8/15/2028 (a)	935	552
Xerox Holdings Corp. 8.875% 11/30/2029 (a)	269	147
Ziff Davis, Inc. 4.625% 10/15/2030 (a)	125	118
		81,016
Health care 7.65%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	2,015	2,067
AdaptHealth, LLC 6.125% 8/1/2028 (a)	305	304
AdaptHealth, LLC 4.625% 8/1/2029 (a)	1,105	1,046
AdaptHealth, LLC 5.125% 3/1/2030 (a)	1,505	1,437
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)	570	590
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	590	586
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	2,040	2,009
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	620	590
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)	205	214
Bausch + Lomb Corp., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 8.413% 1/15/2031 (b)(c)	426	427
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	1,786	1,770
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)	442	380
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	1,535	1,375
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)	530	552
Bausch Health Cos., Inc. 7.25% 5/30/2029 (a)	20	16
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	682	481
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	592	388
Biocon Biologics Global PLC 6.67% 10/9/2029	200	194
Centene Corp. 4.625% 12/15/2029	945	917
Centene Corp. 3.375% 2/15/2030	42	39
Centene Corp. 2.50% 3/1/2031	1,125	970
Centene Corp. 2.625% 8/1/2031	100	86
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	186	182
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)	805	782
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	2,360	2,137
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)	1,020	883
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	180	191
DaVita, Inc. 4.625% 6/1/2030 (a)	1,085	1,041
DaVita, Inc. 3.75% 2/15/2031 (a)	875	802
DaVita, Inc. 6.875% 9/1/2032 (a)	2,255	2,331
DaVita, Inc. 6.75% 7/15/2033 (a)	2,035	2,100
American Funds Insurance Series — Page 256 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)	USD2,565	$2,755
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.163% 4/23/2031 (b)(c)	1,752	1,757
Grifols SA 4.75% 10/15/2028 (a)	1,590	1,546
Grifols SA 7.50% 5/1/2030	EUR410	509
HCA, Inc. 4.625% 3/15/2052	USD233	193
HCA, Inc. 7.50% 11/15/2095	210	234
Insulet Corp. 6.50% 4/1/2033 (a)	57	59
IQVIA, Inc. 6.25% 6/1/2032 (a)	1,475	1,518
Jazz Securities DAC 4.375% 1/15/2029 (a)	506	493
Medline Borrower, LP 3.875% 4/1/2029 (a)	2,330	2,249
Medline Borrower, LP 6.25% 4/1/2029 (a)	914	938
Medline Borrower, LP 5.25% 10/1/2029 (a)	1,985	1,969
Medline Borrower, LP, Term Loan B, (1-month USD CME Term SOFR + 2.00%) 6.163% 10/23/2028 (b)(c)	290	291
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)	1,115	1,088
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	1,514	1,402
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	3,275	2,974
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	1,190	1,204
Owens & Minor, Inc. 4.50% 3/31/2029 (a)	2,077	1,669
Owens & Minor, Inc. 6.625% 4/1/2030 (a)	6,150	5,080
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	400	403
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(d)	2,278	2,231
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	2,945	3,051
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031 (a)	635	668
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	665	684
Team Health Holdings, Inc. 8.375% 6/30/2028 (a)	260	266
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.796% 6/30/2028 (b)(c)	259	259
Tenet Healthcare Corp. 4.25% 6/1/2029	1,785	1,745
Tenet Healthcare Corp. 4.375% 1/15/2030	895	871
Tenet Healthcare Corp. 6.75% 5/15/2031	1,070	1,109
Tenet Healthcare Corp. 6.875% 11/15/2031	100	109
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	452	452
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	200	208
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	6,990	7,033
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	400	437
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	1,159	1,327
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	1,345	1,402
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	1,257	939
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	610	629
		78,638
Real estate 6.69%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (a)	1,818	1,754
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	1,157	1,081
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (a)	345	349
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (a)	739	738
Fideicomiso Fibra Uno 7.70% 1/23/2032 (a)	405	438
Forestar Group, Inc. 5.00% 3/1/2028 (a)	92	91
Forestar Group, Inc. 6.50% 3/15/2033 (a)	1,900	1,945
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	2,763	2,653
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	3,873	3,634
Hudson Pacific Properties, LP 5.95% 2/15/2028	200	197
Hudson Pacific Properties, LP 3.25% 1/15/2030	430	370
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	367	365
Iron Mountain, Inc. 7.00% 2/15/2029 (a)	210	217
American Funds Insurance Series — Page 257 of 319

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	USD3,225	$3,191
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	1,995	1,906
Iron Mountain, Inc. 5.625% 7/15/2032 (a)	220	219
Kennedy-Wilson, Inc. 4.75% 3/1/2029	1,785	1,707
Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,645	2,472
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,455	2,285
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	565	555
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	38	39
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	215	226
MPT Operating Partnership, LP 5.00% 10/15/2027	10,273	9,962
MPT Operating Partnership, LP 4.625% 8/1/2029	170	142
MPT Operating Partnership, LP 3.50% 3/15/2031	1,524	1,122
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	4,589	4,880
MPT Operating Partnership, LP, Term Loan A, (1-month USD CME Term SOFR + 2.35%) 6.623% 6/30/2027 (b)(c)	190	189
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (a)	370	370
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	820	800
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)	740	763
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	655	665
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	45	45
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)	460	435
SBA Communications Corp. 3.125% 2/1/2029	131	123
Service Properties Trust 4.75% 10/1/2026	1,515	1,519
Service Properties Trust 4.95% 2/15/2027	1,261	1,257
Service Properties Trust 0% 9/30/2027 (a)	1,175	1,037
Service Properties Trust 5.50% 12/15/2027	750	737
Service Properties Trust 3.95% 1/15/2028	3,031	2,839
Service Properties Trust 8.375% 6/15/2029	2,460	2,500
Service Properties Trust 4.95% 10/1/2029	3,518	3,104
Service Properties Trust 4.375% 2/15/2030	3,180	2,706
Service Properties Trust 8.625% 11/15/2031 (a)	4,850	5,167
Service Properties Trust 8.875% 6/15/2032	1,385	1,394
VICI Properties, LP 3.875% 2/15/2029 (a)	625	611
		68,799
Industrials 5.87%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	261	269
ADT Security Corp. 4.125% 8/1/2029 (a)	200	194
AECOM 6.00% 8/1/2033 (a)	45	46
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	645	669
Allison Transmission, Inc. 3.75% 1/30/2031 (a)	1,045	966
Ambipar Lux SARL 10.875% 2/5/2033 (a)	200	34
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	1,265	1,315
ATI, Inc. 4.875% 10/1/2029	690	679
ATI, Inc. 5.125% 10/1/2031	775	763
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)	767	766
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	55	53
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	925	903
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	445	461
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)	61	61
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	1,205	1,241
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	1,230	1,269
BWX Technologies, Inc. 4.125% 6/30/2028 (a)	165	161
BWX Technologies, Inc. 4.125% 4/15/2029 (a)	335	325
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	915	881
American Funds Insurance Series — Page 258 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	USD890	$842
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	1,605	1,620
CoreLogic, Inc. 4.50% 5/1/2028 (a)	3,294	3,204
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.778% 6/4/2029 (b)(c)	310	310
Enviri Corp. 5.75% 7/31/2027 (a)	800	794
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	2,745	2,908
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	490	530
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)	45	48
Garda World Security Corp. 8.375% 11/15/2032 (a)	1,735	1,802
Herc Holdings, Inc. 5.50% 7/15/2027 (a)	280	279
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	455	468
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	890	925
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	1,300	1,358
Hertz Corp. (The) 4.625% 12/1/2026 (a)	645	635
Icahn Enterprises, LP 6.25% 5/15/2026	273	273
Icahn Enterprises, LP 5.25% 5/15/2027	3,754	3,693
Icahn Enterprises, LP 9.75% 1/15/2029	735	743
Icahn Enterprises, LP 4.375% 2/1/2029	855	739
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	90	90
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	309	318
Moog, Inc. 4.25% 12/9/2027 (a)	395	390
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	885	867
OneSky Flight, LLC 8.875% 12/15/2029 (a)	360	379
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.013% 2/1/2028 (b)(c)	1,476	1,248
Pitney Bowes, Inc. 6.875% 3/15/2027 (a)	600	600
Prime Security Services Borrower, LLC 3.375% 8/31/2027 (a)	475	462
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	1,745	1,811
QXO Building Products, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.00%) 7.163% 4/30/2032 (b)(c)	185	187
Reworld Holding Corp. 4.875% 12/1/2029 (a)	815	767
Sabre GLBL, Inc. 11.125% 7/15/2030 (a)	1,675	1,624
Science Applications International Corp. 5.875% 11/1/2033 (a)	505	505
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	795	734
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	440	443
Spirit AeroSystems, Inc. 4.60% 6/15/2028	798	798
Spirit AeroSystems, Inc. 9.375% 11/30/2029 (a)	34	36
Spirit AeroSystems, Inc. 9.75% 11/15/2030 (a)	195	215
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.808% 1/15/2027 (b)(c)	1,078	1,085
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)	435	447
Standard Building Solutions, Inc. 6.25% 8/1/2033 (a)	1,515	1,537
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(f)	98	98
TransDigm, Inc. 6.75% 8/15/2028 (a)	75	76
TransDigm, Inc. 4.625% 1/15/2029	180	177
TransDigm, Inc. 6.375% 3/1/2029 (a)	235	241
TransDigm, Inc. 6.875% 12/15/2030 (a)	355	368
TransDigm, Inc. 6.625% 3/1/2032 (a)	1,775	1,830
TransDigm, Inc. 6.00% 1/15/2033 (a)	645	653
TransDigm, Inc. 6.375% 5/31/2033 (a)	2,900	2,940
TransDigm, Inc. 6.25% 1/31/2034 (a)	1,190	1,225
TransDigm, Inc. 6.75% 1/31/2034 (a)	3,705	3,833
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)	115	118
United Rentals (North America), Inc. 3.875% 2/15/2031	745	705
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	310	323
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	225	234
American Funds Insurance Series — Page 259 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	USD425	$442
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	320	332
		60,365
Consumer staples 3.15%
Albertsons Cos., Inc. 5.875% 2/15/2028 (a)	400	400
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	998	947
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	1,620	1,593
Amer Sports Co. 6.75% 2/16/2031 (a)	765	796
B&G Foods, Inc. 5.25% 9/15/2027	2,103	2,037
B&G Foods, Inc. 8.00% 9/15/2028 (a)	3,510	3,405
B&G Foods, Inc. 7.663% 10/10/2029 (b)(c)	192	184
Central Garden & Pet Co. 4.125% 10/15/2030	755	718
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	2,150	2,009
Coty, Inc. 5.00% 4/15/2026 (a)	280	279
Coty, Inc. 4.75% 1/15/2029 (a)	1,070	1,049
Coty, Inc. 6.625% 7/15/2030 (a)	380	389
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	485	490
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	915	967
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	775	839
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.913% 2/12/2031 (b)(c)	158	158
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	370	348
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)	75	75
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	1,145	1,101
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	855	809
Mars, Inc. 4.60% 3/1/2028 (a)	150	152
Mars, Inc. 5.20% 3/1/2035 (a)	45	46
Mars, Inc. 5.70% 5/1/2055 (a)	45	46
Opal Bidco SAS 6.50% 3/31/2032 (a)	460	472
Post Holdings, Inc. 5.50% 12/15/2029 (a)	451	450
Post Holdings, Inc. 4.625% 4/15/2030 (a)	1,815	1,752
Post Holdings, Inc. 4.50% 9/15/2031 (a)	1,145	1,071
Post Holdings, Inc. 6.25% 2/15/2032 (a)	920	947
Post Holdings, Inc. 6.375% 3/1/2033 (a)	415	420
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	138	137
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	1,275	1,175
TreeHouse Foods, Inc. 4.00% 9/1/2028	2,200	2,144
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	963	966
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.913% 5/1/2031 (b)(c)	2,994	3,014
US Foods, Inc. 4.625% 6/1/2030 (a)	510	499
US Foods, Inc. 5.75% 4/15/2033 (a)	470	474
		32,358
Utilities 1.69%
AmeriGas Partners, LP 5.75% 5/20/2027	302	302
Calpine Corp. 4.50% 2/15/2028 (a)	150	149
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (g)	470	487
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (g)	1,155	1,162
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (g)	350	366
FirstEnergy Corp. 2.25% 9/1/2030	820	737
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (a)	355	372
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	2,508	2,580
American Funds Insurance Series — Page 260 of 319

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.502% 2/19/2032 (b)(c)	USD726	$710
MI Windows and Doors, LLC, Term Loan B3, (3-month USD CME Term SOFR + 2.75%) 6.913% 3/28/2031 (b)(c)	277	279
Pacific Gas and Electric Co. 5.05% 10/15/2032	120	120
Pacific Gas and Electric Co. 3.30% 8/1/2040	280	212
Pacific Gas and Electric Co. 4.95% 7/1/2050	745	640
Pacific Gas and Electric Co. 3.50% 8/1/2050	1,305	892
Pacific Gas and Electric Co. 6.10% 10/15/2055	200	200
PG&E Corp. 5.00% 7/1/2028	390	387
PG&E Corp. 5.25% 7/1/2030	2,960	2,921
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (g)	2,050	2,110
Saavi Energia SARL 8.875% 2/10/2035 (a)	620	668
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	1,307	1,388
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.733% 5/17/2030 (b)(c)	279	279
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)	395	414
		17,375
Total corporate bonds, notes & loans		899,952
Mortgage-backed obligations 0.06% Collateralized mortgage-backed obligations 0.06%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(f)	580	580
Municipals 0.04% Puerto Rico 0.04%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	327	217
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	361	244
		461
Total municipals		461
Total bonds, notes & other debt instruments (cost: $898,323,000)		900,993
Convertible bonds & notes 0.09% Communication services 0.09%
EchoStar Corp., convertible notes, 3.875% PIK 11/30/2030 (d)	379	932
Total convertible bonds & notes (cost: $403,000)		932
Common stocks 6.40% Health care 1.72%	Shares
Rotech Healthcare, Inc. (f)(i)(j)	201,793	14,563
Mallinckrodt PLC (j)	28,965	3,027
Endo, LP, Class A1 (a)(j)	192,719	123
Endo, LP, nonvoting shares (f)(j)	6,550,000	— (h)
		17,713
Utilities 1.59%
Talen Energy Corp. (j)	37,868	16,108
PG&E Corp.	18,786	284
		16,392
American Funds Insurance Series — Page 261 of 319

unaudited
Common stocks (continued) Information technology 1.56%	Shares	Value (000)
Diebold Nixdorf, Inc. (j)	281,243	$16,039
Energy 1.14%
Constellation Oil Services Holding SA (NDR) (j)	624,465	6,852
Ascent Resources, LLC, Class A (f)(i)	62,978	2,897
Expand Energy Corp.	6,708	713
Weatherford International	9,659	661
Altera Infrastructure, LP (f)	9,127	364
Mesquite Energy, Inc. (f)(j)	3,558	202
		11,689
Consumer discretionary 0.35%
Aimbridge Topco, LLC (f)(j)	46,955	3,636
NMG Parent, LLC (f)(j)	8,350	— (h)
		3,636
Financials 0.03%
Navient Corp.	20,000	263
Communication services 0.01%
iHeartMedia, Inc., Class A (j)	22,639	65
DSG TopCo, Inc. (j)	2,108	24
		89
Materials 0.00%
Venator Materials PLC (f)(j)	3,232	— (h)
Total common stocks (cost: $38,625,000)		65,821
Preferred securities 0.16% Industrials 0.16%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(f)(j)	1,022	1,672
Total preferred securities (cost: $1,057,000)		1,672
Rights & warrants 0.02% Communication services 0.01%
SES SA (CVR) (j)	8,182	113
Energy 0.01%
Expand Energy Corporation, Class C, warrants, expire 2/9/2026 (j)	457	45
Total rights & warrants (cost: $371,000)		158
American Funds Insurance Series — Page 262 of 319

unaudited
Short-term securities 4.62% Money market investments 4.62%	Shares	Value (000)
Capital Group Central Cash Fund 4.17% (k)(l)	474,566	$47,457
Total short-term securities (cost: $47,454,000)		47,457
Total investment securities 98.93% (cost: $986,233,000)		1,017,033
Other assets less liabilities 1.07%		11,030
Net assets 100.00%		$1,028,063
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	77	1/6/2026	USD16,047	$11
5 Year U.S. Treasury Note Futures	Long	94	1/6/2026	10,264	14
10 Year Ultra U.S. Treasury Note Futures	Short	6	12/31/2025	(691)	(8)
10 Year U.S. Treasury Note Futures	Short	12	12/31/2025	(1,350)	(5)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	12/31/2025	(120)	(3)
					$9
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD17,610	$(1,403)	$(1,213)	$(190)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (m) (000)	Value at 9/30/2025 (n) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD 34	$1	$1	$— (h)
Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 4.62%
Money market investments 4.62%
Capital Group Central Cash Fund 4.17% (k)	$45,641	$208,159	$206,342	$—	$(1)	$47,457	$1,421
American Funds Insurance Series — Page 263 of 319

unaudited
Restricted securities (i)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (f)(j)	9/26/2013	$4,331	$14,563	1.42%
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (d)	9/29/2025	3,055	3,357	0.32
Ascent Resources, LLC, Class A (f)	11/15/2016	302	2,897	0.28
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.288% 9/13/2029 (b)(c)	9/13/2023	994	1,016	0.10
Total		$8,682	$21,833	2.12%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $638,187,000, which represented 62.08% of the net assets of the fund.

(b)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $38,848,000, which represented 3.78% of the net assets of the fund.

(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(e)	Scheduled interest and/or principal payment was not received.
(f)	Value determined using significant unobservable inputs.
(g)	Step bond; coupon rate may change at a later date.
(h)	Amount less than one thousand.
(i)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(j)	Security did not produce income during the last 12 months.
(k)	Rate represents the seven-day yield at 9/30/2025.
(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(m)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(n)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
CAB = Capital Appreciation Bonds
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
EUR = Euros
GBP = British pounds
GO = General Obligation
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
American Funds Insurance Series — Page 264 of 319

American Funds Mortgage Fund®
Investment portfolio
September 30, 2025
unaudited

Bonds, notes & other debt instruments 91.00% Mortgage-backed obligations 85.59% Federal agency mortgage-backed obligations 84.30%	Principal amount (000)	Value (000)
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	USD— (b)	$— (b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	1	1
Fannie Mae Pool #256583 5.00% 12/1/2036 (a)(c)	27	27
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	92	87
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	4	5
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	2	2
Fannie Mae Pool #MA4232 2.00% 1/1/2041 (a)	123	107
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)	215	181
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)	274	231
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	7	7
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	15	13
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)	68	61
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)	146	131
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)	81	73
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	5	5
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (a)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	3	3
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)	165	147
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	1	1
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)	207	185
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	2	2
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)	34	36
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)	25	21
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	26	25
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	14	14
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	19	19
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	3	3
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (a)	90	76
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)	17	14
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (a)	696	563
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	4	4
Fannie Mae Pool #BN7466 2.00% 10/1/2050 (a)	94	76
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	62	53
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	34	27
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	127	104
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	11	9
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	22	22
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (a)	1,356	1,152
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (a)(c)	1,459	1,194
American Funds Insurance Series — Page 265 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	USD337	$276
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	162	131
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	1	1
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	170	153
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	22	19
Fannie Mae Pool #FM8038 3.00% 7/1/2051 (a)	31	27
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	362	308
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	22	19
Fannie Mae Pool #FM9646 2.00% 11/1/2051 (a)	141	114
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	2	2
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	376	323
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	176	152
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	31	27
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	195	168
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	77	69
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	226	202
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	376	319
Fannie Mae Pool #BV9613 3.00% 4/1/2052 (a)	40	35
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	897	791
Fannie Mae Pool #BU8818 3.50% 5/1/2052 (a)	11	10
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)	1,659	1,399
Fannie Mae Pool #FS5851 4.00% 7/1/2052 (a)	905	855
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (a)	31	27
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	160	147
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	957	959
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	677	549
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	95	94
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	35	35
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	31	32
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)	419	409
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)	96	96
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)	1,106	1,045
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	62	62
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	90	94
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	74	76
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)(c)	611	609
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)	209	220
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	59	62
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	48	48
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	48	48
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	246	253
Fannie Mae Pool #MA5062 3.00% 6/1/2053 (a)	422	371
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	716	726
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	330	339
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	194	196
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	401	412
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	819	829
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	39	40
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	12	12
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	284	296
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	76	77
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	426	441
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	206	215
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	1,437	1,452
American Funds Insurance Series — Page 266 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	USD145	$146
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	136	137
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	36	38
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	123	127
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	16	17
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	264	271
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	231	238
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	43	44
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	37	38
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	21	21
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	272	282
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	537	552
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	163	167
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	128	132
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	111	114
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	58	60
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	36	37
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	7	8
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	661	689
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	418	436
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	124	129
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	123	128
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	72	75
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	218	223
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	188	192
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	139	142
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	73	74
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	54	55
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	27	28
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	27	28
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	25	26
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	18	19
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	18	18
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	9	10
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	153	159
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	495	503
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	265	269
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	209	211
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	445	457
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	2	2
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	1	1
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (a)	107	108
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	394	403
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	25	26
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	57	57
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	48	49
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	42	43
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	186	181
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	535	547
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	42	43
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (a)	133	125
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	220	225
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	39	40
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	567	572
American Funds Insurance Series — Page 267 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	USD423	$432
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	88	90
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	276	282
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	2	2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	2	2
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	294	292
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	395	404
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	151	149
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (a)	318	325
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	16	16
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)	130	133
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	11	11
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	112	102
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	121	110
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	42	37
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	41	39
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	703	632
Freddie Mac Pool #ZA1922 5.00% 2/1/2026 (a)(c)	— (b)	— (b)
Freddie Mac Pool #ZS8950 5.00% 10/1/2029 (a)	1	1
Freddie Mac Pool #A18781 5.00% 3/1/2034 (a)	443	447
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	138	130
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)	39	37
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)	1,426	1,206
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)	267	240
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	75	65
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	1	1
Freddie Mac Pool #760014 4.639% 8/1/2045 (a)(d)	245	245
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	15	14
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	21	20
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	13	13
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	10	9
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	6	6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	20	19
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	39	39
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	19	19
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	13	12
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	35	34
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	13	13
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)	126	113
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	4	3
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	665	538
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)	166	136
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	175	149
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	293	239
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	2	1
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	3	2
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	274	225
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	205	182
Freddie Mac Pool #QC8778 2.50% 10/1/2051 (a)	995	839
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	66	54
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	55	47
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	695	587
Freddie Mac Pool #RA6598 3.50% 1/1/2052 (a)	132	122
Freddie Mac Pool #QD6327 3.00% 2/1/2052 (a)	480	423
American Funds Insurance Series — Page 268 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)(c)	USD640	$596
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	6	6
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	676	547
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	1,332	1,174
Freddie Mac Pool #QE4001 3.00% 5/1/2052 (a)	42	37
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	652	574
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	1,229	1,081
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	122	99
Freddie Mac Pool #SL0761 3.50% 9/1/2052 (a)	854	786
Freddie Mac Pool #QF0213 4.50% 9/1/2052 (a)	185	181
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	551	550
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (a)	204	207
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (a)	220	220
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	95	97
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	312	311
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	665	691
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	29	25
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	38	38
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	109	108
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	74	74
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	84	85
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	1,054	1,048
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	48	49
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	267	270
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	55	57
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	48	50
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	33	34
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	27	28
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	780	789
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	48	49
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	34	35
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)(c)	2,464	2,525
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	898	921
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	109	112
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	407	417
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	304	312
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	68	70
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	421	426
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (a)	1,580	1,621
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (a)	1,260	1,294
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	49	51
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	10	10
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	49	50
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	62	63
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	13	13
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	100	103
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	19	19
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	53	55
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	62	62
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	25	26
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	8	8
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	415	431
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	61	64
American Funds Insurance Series — Page 269 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)	USD642	$667
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	208	216
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	48	50
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	15	16
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	221	226
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	197	202
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	175	181
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	70	71
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	62	64
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	32	33
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	685	708
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	189	196
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	69	72
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	284	289
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	247	253
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	166	169
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	135	139
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	36	37
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	1	1
Freddie Mac Pool #SD6323 6.50% 8/1/2054 (a)	1,522	1,577
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)	354	366
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	236	246
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	108	112
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	96	100
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	57	59
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	40	42
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	27	28
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	208	210
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	121	124
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	64	66
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	62	64
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	56	58
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	35	36
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	16	16
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	35	37
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	19	20
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	9	9
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	460	464
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	514	512
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)	376	380
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	7	7
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	1,230	1,258
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	26	27
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	273	265
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	809	828
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	62	64
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	17	18
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	911	942
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	127	126
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	76	77
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	44	45
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	270	268
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	18	18
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	15	15
American Funds Insurance Series — Page 270 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	USD15	$15
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	90	89
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	412	416
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (a)(c)	2,211	2,261
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (a)	447	451
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	1,618	1,654
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)	1,488	1,523
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	15	15
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	300	304
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	76	72
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	78	69
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	148	140
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)	103	97
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	20	17
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(d)	78	76
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	25	23
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	15	13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	622	545
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	182	178
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	10	10
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/25/2030 (a)	295	268
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030 (a)	283	255
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031 (a)	287	262
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031 (a)	246	221
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	246	238
Government National Mortgage Assn. 3.50% 10/1/2055 (a)(e)	295	269
Government National Mortgage Assn. 5.00% 10/1/2055 (a)(e)	80	80
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034 (a)	545	533
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	62	65
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041 (a)	152	154
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041 (a)	11	10
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)	77	77
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042 (a)	76	68
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042 (a)	178	164
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043 (a)	38	35
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044 (a)(c)	765	734
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	81	67
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	34	29
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	72	60
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	310	264
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	74	63
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	483	412
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	303	261
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	66	57
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	158	136
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	130	112
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	41	35
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	48	43
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	212	182
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	57	51
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	4	4
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	149	141
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	13	13
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	78	74
American Funds Insurance Series — Page 271 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	USD222	$224
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	49	50
Government National Mortgage Assn. Pool #AN1825 4.53% 6/20/2065 (a)	16	16
Government National Mortgage Assn. Pool #AO0461 4.582% 8/20/2065 (a)	4	4
Government National Mortgage Assn. Pool #AO0409 4.441% 12/20/2065 (a)	9	9
Government National Mortgage Assn. Pool #AO0385 4.349% 1/20/2066 (a)	64	64
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	203	151
Uniform Mortgage-Backed Security 4.00% 10/1/2040 (a)(e)	125	123
Uniform Mortgage-Backed Security 2.50% 10/1/2055 (a)(e)	1,992	1,678
Uniform Mortgage-Backed Security 3.50% 10/1/2055 (a)(e)	1,604	1,465
Uniform Mortgage-Backed Security 5.50% 10/1/2055 (a)(e)	411	414
Uniform Mortgage-Backed Security 6.00% 10/1/2055 (a)(e)	7,443	7,605
Uniform Mortgage-Backed Security 6.50% 10/1/2055 (a)(e)	2,142	2,214
Uniform Mortgage-Backed Security 7.00% 10/1/2055 (a)(e)	822	860
Uniform Mortgage-Backed Security 2.50% 11/1/2055 (a)(e)	762	642
Uniform Mortgage-Backed Security 5.50% 11/1/2055 (a)(e)	186	188
Uniform Mortgage-Backed Security 6.50% 11/1/2055 (a)(e)	3,856	3,988
		102,106
Commercial mortgage-backed securities 0.71%
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.265% 6/15/2027 (a)(d)(f)	100	101
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.641% 4/15/2037 (a)(d)(f)	84	83
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.75% 7/15/2042 (a)(d)(f)	200	201
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(d)(f)	379	391
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.345% 7/15/2038 (a)(d)(f)	84	84
		860
Collateralized mortgage-backed obligations (privately originated) 0.58%
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(d)(f)	132	126
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(d)(f)	54	49
FARM Mortgage Trust, Series 2024-1, Class A, 4.694% 10/1/2053 (a)(d)(f)	179	175
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.195% 8/1/2054 (a)(d)(f)	83	83
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(d)(f)	171	174
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(d)(f)	92	93
		700
Total mortgage-backed obligations		103,666
U.S. Treasury bonds & notes 4.24% U.S. Treasury 4.24%
U.S. Treasury 4.375% 7/31/2026	535	538
U.S. Treasury 4.25% 2/15/2028	460	466
U.S. Treasury 3.875% 3/15/2028	550	553
U.S. Treasury 4.125% 7/31/2028	450	456
U.S. Treasury 4.50% 5/31/2029	1,025	1,054
U.S. Treasury 4.00% 2/28/2030	330	334
U.S. Treasury 4.00% 3/31/2030	100	101
U.S. Treasury 4.00% 6/30/2032	300	302
U.S. Treasury 1.875% 2/15/2041 (c)	240	169
U.S. Treasury 3.25% 5/15/2042	106	89
U.S. Treasury 4.75% 2/15/2045	190	191
American Funds Insurance Series — Page 272 of 319

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)		Principal amount (000)	Value (000)
U.S. Treasury 1.875% 11/15/2051		USD65	$37
U.S. Treasury 4.625% 2/15/2055		345	339
U.S. Treasury 4.75% 8/15/2055		505	507
Total U.S. Treasury bonds & notes			5,136
Asset-backed obligations 1.17% Auto loan 0.79%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (a)(f)		5	5
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(f)		3	3
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (a)		3	3
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(f)		37	37
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)		7	7
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)		21	21
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(f)		257	265
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (a)(f)		8	8
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (a)(f)		8	8
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(f)		45	45
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (a)		4	4
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027 (a)		6	6
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027 (a)		1	1
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028 (a)		—	0 (b)
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (a)		2	2
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (a)(f)		100	103
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (a)(f)		432	436
			954
Student loan 0.24%
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (a)(f)		62	57
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(f)		81	74
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(f)		93	88
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.99% 4/20/2062 (a)(d)(f)		78	77
			296
Other asset-backed securities 0.14%
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(f)		90	77
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(f)		100	84
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)		12	12
			173
Total asset-backed obligations			1,4231,423
Total bonds, notes & other debt instruments (cost: $110,044,000)			110,225
Short-term securities 23.84% Commercial paper 18.10%	Weighted average yield at acquisition
Apple, Inc. 11/17/2025 (f)	4.000%	2,500	2,487
Cabot Trail Funding, LLC. 10/1/2025 (f)	4.080	2,500	2,500
Chariot Funding, LLC 10/16/2025 (f)	4.320	2,500	2,495
CHARTA, LLC 11/18/2025 (f)	4.220	1,000	994
CHARTA, LLC 12/12/2025 (f)	4.220	1,000	992
CRC Funding, LLC 12/12/2025 (f)	4.160	500	496
Komatsu Finance America, Inc. 11/3/2025 (f)	4.260	2,000	1,992
American Funds Insurance Series — Page 273 of 319

unaudited
Short-term securities (continued) Commercial paper (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Linde, Inc. 12/1/2025	4.030%	USD2,500	$2,483
Nestle Finance International, Ltd. 10/17/2025 (f)	4.300	1,400	1,397
Paccar Financial Corp. 10/3/2025	4.290	2,400	2,399
Procter & Gamble Co. 12/9/2025 (f)	4.000	1,200	1,191
Wal-Mart Stores, Inc. 10/8/2025 (f)	4.090	2,500	2,498
			21,924
Federal agency bills & notes 5.00%
Federal Home Loan Bank 10/29/2025	4.140	1,500	1,496
Federal Home Loan Bank 11/14/2025	4.140	900	896
Federal Home Loan Bank 12/5/2025	3.950	1,000	993
Federal Home Loan Bank 12/12/2025	3.944	1,700	1,687
Federal Home Loan Bank 1/9/2026	3.810	1,000	989
			6,061
U.S. Treasury bills 0.74%
U.S. Treasury 11/6/2025	4.021	900	896
Total short-term securities (cost: $28,881,000)			28,881
Options purchased (equity style) 0.00%
Options purchased (equity style)*			1
Total investment securities 114.84% (cost: $138,925,000)			139,107
Other assets less liabilities (14.84)%			(17,981)
Net assets 100.00%			$121,126
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2025 (000)
Put
3 Month SOFR Futures Option	120	12/12/2025	USD95.69	USD30,000	$1
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
3 Month SOFR Futures	Long	2	9/16/2026	USD484	$(1)
2 Year U.S. Treasury Note Futures	Long	309	1/6/2026	64,395	21
5 Year U.S. Treasury Note Futures	Long	137	1/6/2026	14,960	1
10 Year Ultra U.S. Treasury Note Futures	Long	31	12/31/2025	3,567	21
10 Year U.S. Treasury Note Futures	Short	18	12/31/2025	(2,025)	7
American Funds Insurance Series — Page 274 of 319

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
20 Year U.S. Treasury Note Futures	Long	19	12/31/2025	USD2,215	$34
30 Year Ultra U.S. Treasury Bond Futures	Long	18	12/31/2025	2,161	42
					$125
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	$(1)	$—	$(1)
SOFR	Annual	3.8215%	Annual	4/23/2035	100	(2)	—	(2)
SOFR	Annual	3.41%	Annual	7/28/2045	1,300	100	—	100
						$97	$—	$97

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $930,000, which represented 0.77% of the net assets of the fund.
(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Represents securities transacted on a TBA basis.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,969,000, which represented 16.49% of the net assets of the fund.

Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 275 of 319

Ultra-Short Bond Fund
Investment portfolio
September 30, 2025
unaudited

Short-term securities 99.96% Commercial paper 83.05%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Alberta (Province of) 10/20/2025 (a)	0.611%	USD10,000	$9,977
ANZ (Delaware), Inc. 11/18/2025 (a)	0.927	6,250	6,215
Apple, Inc. 11/17/2025 (a)	0.546	7,000	6,962
Atlantic Industries 10/17/2025 (a)	0.327	11,000	10,979
BNG Bank NV 10/8/2025 (a)	0.233	5,800	5,795
Cabot Trail Funding, LLC. 10/6/2025 (a)	1.068	10,700	10,693
Caisse d’Amortissement de la Dette Sociale 10/17/2025	1.052	9,100	9,082
DBS Bank, Ltd. 1/23/2026 (a)	1.044	11,500	11,354
Desjardins Group 12/19/2025 (a)	0.801	10,000	9,910
Essilor International 11/17/2025 (a)	0.836	7,000	6,962
Export Development Canada 11/4/2025	1.149	10,000	9,961
ING (U.S.) Funding, LLC 10/7/2025 (a)	0.575	2,600	2,598
KfW 12/18/2025 (a)	0.854	9,000	8,922
Komatsu Finance America, Inc. 10/15/2025 (a)	0.339	5,000	4,991
Komatsu Finance America, Inc. 11/14/2025 (a)	1.026	4,200	4,179
Linde, Inc. 10/10/2025	0.471	9,600	9,589
LVMH Moet Hennessy Louis Vuitton, Inc. 10/1/2025 (a)	1.165	8,900	8,899
Manhattan Asset Funding Company, LLC 11/14/2025 (a)	1.314	4,700	4,676
Mizuho Bank, Ltd. 10/1/2025 (a)	0.749	9,400	9,399
Nestle Finance International, Ltd. 10/17/2025 (a)	0.667	7,000	6,986
Nestle Finance International, Ltd. 11/12/2025 (a)	0.667	1,900	1,891
Novartis Finance Corp. 10/16/2025 (a)	0.241	10,000	9,982
Ontario (Province of) 10/14/2025	0.306	4,600	4,593
Paccar Financial Corp. 10/8/2025	0.335	10,000	9,991
Procter & Gamble Co. 12/9/2025 (a)	0.685	10,000	9,923
Prudential Funding, LLC 10/3/2025	0.372	10,000	9,997
Roche Holdings, Inc. 11/6/2025 (a)	0.393	12,000	11,950
Sanofi 11/25/2025 (a)	0.771	4,700	4,670
Starbird Funding Corp. 12/8/2025 (a)	1.112	8,300	8,235
Sumitomo Mitsui Trust Bank, Ltd. 12/23/2025 (a)	0.828	10,100	10,004
TOTAL Holdings USA, Inc. 10/3/2025 (a)	0.243	4,000	3,999
Victory Receivables Corp. 10/20/2025 (a)	1.075	11,000	10,975
Wal-Mart Stores, Inc. 10/14/2025 (a)	0.152	4,950	4,942
			259,281
U.S. Treasury bills 3.19%
U.S. Treasury 10/28/2025	0.590	10,000	9,970
Federal agency bills & notes 13.72% Discount bills & notes 13.72%
Fannie Mae 12/1/2025	0.635	10,000	9,935
Federal Home Loan Bank 10/17/2025	0.663	7,000	6,988
Federal Home Loan Bank 10/29/2025	0.591	10,000	9,970
American Funds Insurance Series — Page 276 of 319

unaudited
Short-term securities (continued) Federal agency bills & notes (continued) Discount bills & notes (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal Home Loan Mortgage Corp. 10/6/2025	0.363%	USD10,000	$9,995
Federal Home Loan Mortgage Corp. 12/5/2025	0.958	6,000	5,958
			42,846
Total short-term securities (cost: $312,098,000)			312,097
Total investment securities 99.96% (cost: $312,098,000)			312,097
Other assets less liabilities 0.04%			123
Net assets 100.00%			$312,220

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $206,068,000, which represented 66.00% of the net assets of the fund.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 277 of 319

U.S. Government Securities Fund®
Investment portfolio
September 30, 2025
unaudited

Bonds, notes & other debt instruments 87.94% Mortgage-backed obligations 45.23% Federal agency mortgage-backed obligations 45.18%	Principal amount (000)	Value (000)
Fannie Mae Pool #745316 6.50% 2/1/2026 (a)	USD2	$2
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (a)	6	6
Fannie Mae Pool #257431 6.50% 10/1/2028 (a)	1	1
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	— (b)	— (b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	2	3
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (a)	430	426
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)	988	978
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	737	693
Fannie Mae Pool #940890 6.50% 6/1/2037 (a)	— (b)	— (b)
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	309	291
Fannie Mae Pool #256828 7.00% 7/1/2037 (a)	2	2
Fannie Mae Pool #256860 6.50% 8/1/2037 (a)	9	9
Fannie Mae Pool #888698 7.00% 10/1/2037 (a)	11	12
Fannie Mae Pool #970343 6.00% 2/1/2038 (a)	12	12
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	4	4
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	18	18
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	6	6
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (a)	23,496	20,455
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	254	260
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	127	130
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	28	28
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	118	121
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	15	14
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	66	68
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	12	12
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	6	6
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	16	16
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	4	4
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	6	5
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	29	27
Fannie Mae Pool #MA5235 6.50% 12/1/2043 (a)	954	988
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	7	6
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	52	49
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	3,439	3,234
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	44	41
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	12	12
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	6	6
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	6	5
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	2	2
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	5	5
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	81	78
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (a)	2,472	2,312
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	31	29
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	47	46
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	63	61
American Funds Insurance Series — Page 278 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	USD19	$18
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	13	13
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	885	832
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	332	311
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	84	79
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	435	408
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	245	229
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (a)	2,817	2,533
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	723	622
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	25	22
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	456	388
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	154	133
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (a)	1,558	1,329
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	191	155
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (a)	1,320	1,066
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	67	54
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (a)	894	735
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	570	464
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	9	7
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (a)	341	291
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	5	4
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)	1,352	1,091
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	837	706
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (a)	4,347	3,903
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (a)	1,306	1,110
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)	262	221
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	153	131
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (a)	494	417
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	1,230	1,038
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	565	481
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	369	311
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (a)	991	836
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	41	33
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (a)	1,986	1,677
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	1,019	873
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	649	584
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (a)	466	378
Fannie Mae Pool #CB2668 3.00% 1/1/2052 (a)	2,337	2,057
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	1,908	1,698
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (a)	973	856
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	391	317
Fannie Mae Pool #FS5037 2.50% 2/1/2052 (a)	375	316
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (a)	163	140
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	3,002	2,688
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (a)	5,208	4,202
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (a)	1,985	1,748
Fannie Mae Pool #FS1294 3.00% 3/1/2052 (a)	860	756
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (a)	412	390
Fannie Mae Pool #CB3345 2.00% 4/1/2052 (a)	3,328	2,692
Fannie Mae Pool #BV7703 2.00% 4/1/2052 (a)	3,166	2,565
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	7,087	5,978
Fannie Mae Pool #CB3247 3.00% 4/1/2052 (a)	500	440
Fannie Mae Pool #BV9262 3.00% 5/1/2052 (a)	788	693
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	169	149
American Funds Insurance Series — Page 279 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (a)	USD556	$525
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (a)	100	81
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (a)	2,520	2,383
Fannie Mae Pool #FS2159 5.00% 6/1/2052 (a)	51	51
Fannie Mae Pool #BV2558 5.00% 6/1/2052 (a)	46	46
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (a)	206	167
Fannie Mae Pool #BW7290 3.00% 7/1/2052 (a)	998	879
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	2,224	2,037
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	299	300
Fannie Mae Pool #FS2489 5.00% 8/1/2052 (a)	47	47
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	637	620
Fannie Mae Pool #FS4611 5.00% 9/1/2052 (a)	8,259	8,235
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	3,237	2,622
Fannie Mae Pool #BW9458 4.50% 10/1/2052 (a)	917	895
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (a)	836	814
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (a)	7,940	7,918
Fannie Mae Pool #BX1004 5.00% 10/1/2052 (a)	4,750	4,730
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	591	599
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	532	540
Fannie Mae Pool #CB4917 5.50% 10/1/2052 (a)	81	82
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)	208	216
Fannie Mae Pool #CB5118 4.00% 11/1/2052 (a)	51	48
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	8	8
Fannie Mae Pool #BX3198 4.00% 12/1/2052 (a)	49	46
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)	2,520	2,461
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (a)	1,858	1,915
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)	1,375	1,298
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	9	9
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	682	709
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (a)	764	784
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	561	579
Fannie Mae Pool #BY2249 4.00% 4/1/2053 (a)	224	212
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	2,037	2,064
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	348	365
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	304	307
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	1,729	1,778
Fannie Mae Pool #CB6590 4.00% 6/1/2053 (a)	72	68
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	2,774	2,808
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	2,802	2,873
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (a)	1,826	1,874
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	1,738	1,784
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	1,352	1,387
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	1,278	1,319
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (a)	352	343
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	9,474	9,573
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)	1,619	1,660
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	269	276
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	431	419
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	195	197
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	21,057	21,307
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	493	505
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	653	677
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	211	218
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (a)	957	903
American Funds Insurance Series — Page 280 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS8361 3.50% 12/1/2053 (a)	USD260	$238
Fannie Mae Pool #MA5236 4.00% 12/1/2053 (a)	23	21
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	507	513
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	142	144
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (a)	11,396	11,825
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	3,275	3,388
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	465	471
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	933	943
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (a)	398	403
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	1,211	1,231
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	605	624
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	1,201	1,253
Fannie Mae Pool #MA5353 5.50% 5/1/2054 (a)	5,455	5,511
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (a)	1,756	1,831
Fannie Mae Pool #MA5458 3.50% 6/1/2054 (a)	25	23
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	3,016	3,097
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	798	816
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	4,262	4,414
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	7,276	7,472
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	3,755	3,875
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	978	1,002
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	171	175
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	6,548	6,826
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	1,884	1,958
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	1,038	1,082
Fannie Mae Pool #DC1075 6.00% 8/1/2054 (a)	261	267
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	229	236
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	207	212
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	122	125
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	108	111
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	105	107
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	92	94
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	1,922	1,954
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	97	99
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	50	51
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	1,445	1,483
Fannie Mae Pool #DC5704 4.00% 11/1/2054 (a)	132	125
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	203	205
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	24	24
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (a)	2,886	2,955
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	392	403
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	802	796
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	35	36
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	1,765	1,805
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	1,040	1,067
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	28	28
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	7,747	7,818
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	217	222
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	2,086	2,132
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	77	78
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	73	74
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	3,117	3,187
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	701	717
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)	803	821
American Funds Insurance Series — Page 281 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	USD479	$494
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	1,130	989
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	335	325
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	431	388
Fannie Mae Pool #DB0754 5.50% 3/1/2054 (a)	42	42
Freddie Mac Pool #ZS8907 6.50% 10/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZA2024 6.50% 9/1/2027 (a)	1	1
Freddie Mac Pool #1H1354 6.903% 11/1/2036 (a)(c)	30	31
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (a)	1,108	1,042
Freddie Mac Pool #C03518 5.00% 9/1/2040 (a)	231	237
Freddie Mac Pool #G06459 5.00% 5/1/2041 (a)	468	480
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	616	533
Freddie Mac Pool #RB5154 2.50% 4/1/2042 (a)	8,853	7,871
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	2	2
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	21	20
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	22	21
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (a)	111	108
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	163	154
Freddie Mac Pool #760014 4.639% 8/1/2045 (a)(c)	208	207
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	41	38
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	59	55
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)	5,621	5,391
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	41	38
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	40	37
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	34	32
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	27	26
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	19	18
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	18	17
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	12	11
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	11	10
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	707	681
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	45	43
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	33	31
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	23	22
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	13	12
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	66	63
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (a)	5,252	5,049
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	157	156
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	77	76
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	50	50
Freddie Mac Pool #ZT0522 4.50% 9/1/2048 (a)	16	16
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	124	116
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	36	34
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	299	280
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	155	146
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	24	21
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	1,342	1,085
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	1,154	940
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	1,753	1,491
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	31	25
Freddie Mac Pool #RA4528 2.50% 2/1/2051 (a)	723	610
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	52	42
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	2,011	1,646
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	909	734
American Funds Insurance Series — Page 282 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	USD131	$117
Freddie Mac Pool #SD0726 2.50% 10/1/2051 (a)	8,084	6,931
Freddie Mac Pool #QD0910 2.00% 11/1/2051 (a)	1,384	1,117
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	404	328
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	431	371
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	105	89
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (a)	1,326	1,070
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (a)	266	228
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	124	111
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (a)	2,387	1,927
Freddie Mac Pool #QD7087 2.00% 2/1/2052 (a)	1,271	1,026
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (a)	295	239
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	7,856	7,313
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	148	136
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (a)	332	269
Freddie Mac Pool #QD8673 3.00% 3/1/2052 (a)	1,996	1,755
Freddie Mac Pool #QD9477 4.00% 4/1/2052 (a)	331	313
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (a)	820	693
Freddie Mac Pool #8D0226 2.545% 5/1/2052 (a)(c)	421	386
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	7,628	6,720
Freddie Mac Pool #QE1489 3.50% 5/1/2052 (a)	794	726
Freddie Mac Pool #QE3999 3.50% 5/1/2052 (a)	412	378
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	268	235
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	3,155	2,775
Freddie Mac Pool #RA7572 3.00% 8/1/2052 (a)	48	43
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (a)	137	129
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	181	177
Freddie Mac Pool #QE8282 5.00% 8/1/2052 (a)	784	782
Freddie Mac Pool #QE7647 5.00% 8/1/2052 (a)	45	45
Freddie Mac Pool #SD1496 5.00% 8/1/2052 (a)	37	37
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	812	792
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	200	196
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	120	117
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	9,144	9,131
Freddie Mac Pool #SD3782 4.50% 10/1/2052 (a)	3,133	3,054
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	81	79
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	974	970
Freddie Mac Pool #QF2560 4.50% 11/1/2052 (a)	953	930
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	1,865	1,889
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (a)	4,021	4,181
Freddie Mac Pool #SD8320 3.00% 2/1/2053 (a)	667	587
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	837	847
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (a)	795	816
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (a)	424	435
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	81	79
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	746	756
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	485	491
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	3,588	3,683
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (a)	1,613	1,658
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (a)	243	254
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	1,411	1,428
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	13,980	14,345
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (a)	3,643	3,738
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)	1,863	1,911
American Funds Insurance Series — Page 283 of 319

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (a)	USD779	$799
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	388	400
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	339	348
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	231	238
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	189	197
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	1,894	1,974
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	1,685	1,756
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	1,580	1,660
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	1,549	1,629
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	1,088	1,146
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	845	886
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	527	547
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	463	493
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	16,483	16,670
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	598	607
Freddie Mac Pool #SD8343 6.00% 7/1/2053 (a)	17,618	18,056
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)	19,241	19,715
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	706	714
Freddie Mac Pool #SD3857 6.00% 9/1/2053 (a)	37,203	38,178
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	2,046	2,098
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)	82	85
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	4,528	4,645
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (a)	699	679
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (a)	3,110	3,147
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (a)	10,268	10,686
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	1,917	1,938
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	367	381
Freddie Mac Pool #QI0100 4.00% 2/1/2054 (a)	158	149
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	923	933
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (a)	4,058	4,186
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (a)	195	200
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	491	496
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	561	570
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	97	98
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	492	507
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	479	485
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	74	76
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	2,324	2,415
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (a)	1,160	1,209
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	11,682	12,064
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	1	1
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (a)	2,651	2,770
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	1,027	1,067
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	619	647
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	8,049	8,247
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	2,979	3,055
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	238	245
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	6,654	6,895
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	4,089	4,157
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (a)	973	983
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	3,180	3,260
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	1,440	1,475
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	144	149
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	87	89
American Funds Insurance Series — Page 284 of 319

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	USD54	$55
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	3,807	3,968
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)	3,617	3,738
Freddie Mac Pool #QJ4811 5.50% 9/1/2054 (a)	676	682
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	493	506
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	266	274
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	247	255
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	235	243
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	150	154
Freddie Mac Pool #SD6288 6.50% 9/1/2054 (a)	4,767	4,974
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	4	4
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	400	404
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	3	3
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	3,776	3,889
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	3,555	3,636
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)	1,509	1,557
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	1,073	1,105
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	2,486	2,544
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	6	6
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	1,480	1,514
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	434	444
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	388	397
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	659	654
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (a)	1,233	1,244
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	1,300	1,329
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	666	681
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	3,875	3,928
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	3,405	3,209
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	713	625
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	287	254
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	3,509	3,311
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(c)	3,109	2,919
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	775	665
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (a)(c)	1,082	981
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(c)	335	327
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (a)	3,421	3,072
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	401	389
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	602	538
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (a)	1,509	1,459
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	322	289
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (a)	1,303	1,208
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	13,388	13,115
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (a)	3,374	3,222
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (a)	964	891
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (a)	435	384
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	3,304	3,206
Government National Mortgage Assn. 3.50% 10/1/2055 (a)(d)	1,411	1,287
Government National Mortgage Assn. 5.00% 10/1/2055 (a)(d)	5	5
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (a)	57	60
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (a)	11	11
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038 (a)	117	125
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038 (a)	25	26
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (a)	115	118
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	62	65
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)	USD1,690	$1,747
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)	614	625
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)	418	411
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042 (a)	14	13
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	750	621
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	657	543
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	4,406	3,756
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (a)	1,906	1,643
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	607	519
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	3,434	2,928
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (a)	80	69
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	2,936	2,525
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	1,504	1,298
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	921	794
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	726	621
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	230	206
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	847	730
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	180	161
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	2,053	1,890
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	636	583
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	3,908	3,579
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	299	284
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)	408	388
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)	203	193
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (a)	51	51
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	4,192	4,086
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	2,691	2,619
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	1,134	1,104
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	4,365	4,130
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	1,378	1,338
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (a)	7,490	7,050
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (a)	2,806	2,640
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	557	561
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (a)	997	1,006
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	345	348
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	422	314
Uniform Mortgage-Backed Security 2.00% 10/1/2040 (a)(d)	949	872
Uniform Mortgage-Backed Security 4.00% 10/1/2040 (a)(d)	920	905
Uniform Mortgage-Backed Security 5.00% 10/1/2040 (a)(d)	780	788
Uniform Mortgage-Backed Security 2.00% 11/1/2040 (a)(d)	166	153
Uniform Mortgage-Backed Security 2.50% 10/1/2055 (a)(d)	3,472	2,926
Uniform Mortgage-Backed Security 3.50% 10/1/2055 (a)(d)	16,326	14,918
Uniform Mortgage-Backed Security 4.50% 10/1/2055 (a)(d)	4	4
Uniform Mortgage-Backed Security 5.50% 10/1/2055 (a)(d)	4,542	4,580
Uniform Mortgage-Backed Security 6.00% 10/1/2055 (a)(d)	19,518	19,942
Uniform Mortgage-Backed Security 6.50% 10/1/2055 (a)(d)	29,139	30,117
Uniform Mortgage-Backed Security 7.00% 10/1/2055 (a)(d)	15,590	16,309
Uniform Mortgage-Backed Security 2.50% 11/1/2055 (a)(d)	1,328	1,119
Uniform Mortgage-Backed Security 5.50% 11/1/2055 (a)(d)	2,063	2,079
Uniform Mortgage-Backed Security 6.50% 11/1/2055 (a)(d)	50,559	52,284
		847,819
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations 0.05%	Principal amount (000)	Value (000)
FARM Mortgage Trust, Series 2024-1, Class A, 4.694% 10/1/2053 (a)(c)(e)	USD965	$942
Total mortgage-backed obligations		848,761
U.S. Treasury bonds & notes 40.12% U.S. Treasury 36.04%
U.S. Treasury 3.00% 10/31/2025	1,395	1,394
U.S. Treasury 4.25% 12/31/2025	17,685	17,699
U.S. Treasury 4.25% 1/31/2026	5,535	5,540
U.S. Treasury 4.625% 2/28/2026	9,375	9,402
U.S. Treasury 4.625% 3/15/2026	11,050	11,089
U.S. Treasury 4.50% 3/31/2026	1,435	1,440
U.S. Treasury 4.875% 4/30/2026	35,525	35,742
U.S. Treasury 0.875% 6/30/2026	2,065	2,021
U.S. Treasury 4.50% 7/15/2026	10,366	10,426
U.S. Treasury 4.375% 7/31/2026	25,795	25,922
U.S. Treasury 4.625% 9/15/2026	10,209	10,295
U.S. Treasury 3.50% 9/30/2026	11,100	11,078
U.S. Treasury 3.875% 3/31/2027	23,000	23,072
U.S. Treasury 4.50% 4/15/2027	30,000	30,373
U.S. Treasury 0.50% 4/30/2027	1,250	1,190
U.S. Treasury 2.625% 5/31/2027	2,290	2,252
U.S. Treasury 3.75% 6/30/2027	33,220	33,284
U.S. Treasury 3.875% 7/31/2027	10,000	10,042
U.S. Treasury 3.75% 8/15/2027	5,043	5,054
U.S. Treasury 3.625% 8/31/2027	2,945	2,945
U.S. Treasury 4.25% 2/15/2028	48,655	49,353
U.S. Treasury 3.625% 5/31/2028	14,850	14,853
U.S. Treasury 1.25% 6/30/2028	3,325	3,120
U.S. Treasury 4.00% 6/30/2028	6,907	6,975
U.S. Treasury 1.00% 7/31/2028	970	902
U.S. Treasury 4.125% 7/31/2028	17,685	17,920
U.S. Treasury 2.625% 2/15/2029	3,270	3,165
U.S. Treasury 4.50% 5/31/2029	825	848
U.S. Treasury 2.625% 7/31/2029	9,309	8,962
U.S. Treasury 4.00% 7/31/2029	15,070	15,238
U.S. Treasury 4.125% 10/31/2029	4,800	4,877
U.S. Treasury 4.125% 11/30/2029	10,200	10,365
U.S. Treasury 4.375% 12/31/2029	23,475	24,085
U.S. Treasury 4.00% 2/28/2030	11,270	11,401
U.S. Treasury 4.00% 3/31/2030	15,000	15,173
U.S. Treasury 3.75% 6/30/2030	17,030	17,038
U.S. Treasury 3.875% 6/30/2030	6,000	6,037
U.S. Treasury 4.00% 7/31/2030	1,185	1,198
U.S. Treasury 4.625% 9/30/2030	1,290	1,341
U.S. Treasury 4.875% 10/31/2030	625	657
U.S. Treasury 4.25% 6/30/2031	9,625	9,838
U.S. Treasury 4.125% 11/30/2031	3,240	3,287
U.S. Treasury 4.125% 2/29/2032	9,305	9,432
U.S. Treasury 4.125% 3/31/2032	3,000	3,040
U.S. Treasury 4.125% 5/31/2032	10,295	10,427
U.S. Treasury 4.00% 6/30/2032	16,910	17,001
U.S. Treasury 2.75% 8/15/2032	8,095	7,527
U.S. Treasury 3.875% 8/15/2033	3,180	3,155
U.S. Treasury 4.375% 5/15/2034	1,687	1,726
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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.875% 8/15/2034	USD1,970	$1,940
U.S. Treasury 4.25% 11/15/2034	1,790	1,810
U.S. Treasury 4.625% 2/15/2035	5,000	5,197
U.S. Treasury 4.25% 5/15/2035	1,800	1,817
U.S. Treasury 4.25% 8/15/2035	5,315	5,358
U.S. Treasury 4.50% 8/15/2039 (f)	13,655	13,759
U.S. Treasury 4.625% 2/15/2040	90	92
U.S. Treasury 1.375% 11/15/2040	1,945	1,270
U.S. Treasury 3.875% 5/15/2043	820	743
U.S. Treasury 4.375% 8/15/2043	40	39
U.S. Treasury 4.50% 2/15/2044	3,780	3,697
U.S. Treasury 4.125% 8/15/2044	11,760	10,919
U.S. Treasury 2.50% 2/15/2045	4,850	3,475
U.S. Treasury 5.00% 5/15/2045	8,955	9,300
U.S. Treasury 2.50% 2/15/2046	3,900	2,752
U.S. Treasury 2.50% 5/15/2046	1,585	1,115
U.S. Treasury 2.875% 11/15/2046	2,700	2,021
U.S. Treasury 3.00% 8/15/2048	750	564
U.S. Treasury 2.375% 11/15/2049	1,435	939
U.S. Treasury 1.25% 5/15/2050	14,825	7,273
U.S. Treasury 1.375% 8/15/2050	4,330	2,177
U.S. Treasury 1.625% 11/15/2050 (f)	26,165	14,038
U.S. Treasury 1.875% 2/15/2051	5,892	3,364
U.S. Treasury 2.375% 5/15/2051	6,280	4,040
U.S. Treasury 2.00% 8/15/2051	5,226	3,061
U.S. Treasury 1.875% 11/15/2051	3,164	1,790
U.S. Treasury 3.00% 8/15/2052	895	655
U.S. Treasury 4.00% 11/15/2052	1,849	1,636
U.S. Treasury 4.75% 11/15/2053	205	205
U.S. Treasury 4.25% 2/15/2054 (f)	11,130	10,273
U.S. Treasury 4.625% 5/15/2054	5,610	5,511
U.S. Treasury 4.25% 8/15/2054	50	46
U.S. Treasury 4.625% 2/15/2055	7,370	7,243
U.S. Treasury 4.75% 8/15/2055 (f)	18,325	18,388
U.S. Treasury, interest only, 0% 11/15/2040 (f)	1,110	544
		676,252
U.S. Treasury inflation-protected securities 4.08%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (g)	9,544	9,494
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (g)	2,937	2,896
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (g)	37,030	37,773
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (g)	1,085	1,013
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (g)	3,373	3,106
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (g)	7,320	7,428
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (g)	140	140
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (f)(g)	1,494	1,185
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (g)	1,742	1,324
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (g)	321	237
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (g)	365	216
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (g)	143	79
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (g)	808	647
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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)		Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (g)		USD2,331	$2,153
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (f)(g)		9,047	8,836
			76,527
Total U.S. Treasury bonds & notes			752,779
Federal agency bonds & notes 2.59%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026		69	68
Fannie Mae 7.125% 1/15/2030		2,000	2,268
Federal Home Loan Bank 3.25% 11/16/2028		6,500	6,425
Federal Home Loan Bank 5.50% 7/15/2036		300	329
Private Export Funding Corp. 1.40% 7/15/2028		3,000	2,813
Tennessee Valley Authority 2.875% 2/1/2027		5,000	4,944
Tennessee Valley Authority 4.875% 5/15/2035		2,445	2,528
Tennessee Valley Authority 4.65% 6/15/2035		1,780	1,819
Tennessee Valley Authority 5.88% 4/1/2036		875	981
Tennessee Valley Authority, Series A, 4.625% 9/15/2060		250	220
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		660	637
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026		645	654
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		2,200	2,181
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		10,250	10,095
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		3,064	3,015
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		2,020	1,979
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		1,773	1,722
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		2,074	1,994
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		2,167	2,052
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		1,639	1,543
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		330	308
			48,575
Total bonds, notes & other debt instruments (cost: $1,672,637,000)			1,650,115
Short-term securities 18.97% Commercial paper 16.09%	Weighted average yield at acquisition
ADP Tax Services, Inc. 10/1/2025 (e)	4.110%	3,500	3,500
Alphabet, Inc. 12/5/2025 (e)	4.050	10,000	9,926
Apple, Inc. 11/17/2025 (e)	4.000	38,500	38,294
Atlantic Industries 10/17/2025 (e)	4.120	11,700	11,677
Cabot Trail Funding, LLC. 10/1/2025 (e)	4.080	12,700	12,699
CAFCO, LLC 1/14/2026 (e)	4.040	10,000	9,882
Chariot Funding, LLC 10/16/2025 (e)	4.320	20,100	20,063
CHARTA, LLC 11/18/2025 (e)	4.220	19,000	18,893
CRC Funding, LLC 12/12/2025 (e)	4.160	10,000	9,917
Essilor International 11/17/2025 (e)	4.240	8,000	7,957
Komatsu Finance America, Inc. 10/15/2025 (e)	4.200	16,000	15,973
Liberty Street Funding, LLC 10/22/2025 (e)	4.321	8,500	8,478
Linde, Inc. 10/10/2025	4.190	12,800	12,785
Linde, Inc. 12/1/2025	4.030	15,000	14,898
LVMH Moet Hennessy Louis Vuitton, Inc. 10/1/2025 (e)	4.310	5,000	4,999
Manhattan Asset Funding Company, LLC 11/12/2025 (e)	4.150	10,000	9,951
Nestle Finance International, Ltd. 10/17/2025 (e)	4.300	10,500	10,480
Paccar Financial Corp. 10/3/2025	4.286	12,600	12,596
Paccar Financial Corp. 10/29/2025	4.080	9,000	8,970
American Funds Insurance Series — Page 289 of 319

unaudited
Short-term securities (continued) Commercial paper (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Procter & Gamble Co. 10/20/2025 (e)	4.310%	USD20,000	$19,955
Prudential Funding, LLC 10/3/2025	4.300	20,000	19,993
Wal-Mart Stores, Inc. 10/14/2025 (e)	4.085	20,050	20,018
			301,904
Federal agency bills & notes 1.82%
Federal Home Loan Bank 10/1/2025	4.263	5,000	5,000
Federal Home Loan Bank 10/24/2025	4.145	17,400	17,357
Federal Home Loan Bank 1/23/2026	3.842	11,960	11,817
			34,174
Bonds & notes of governments & government agencies outside the U.S. 1.06%
KfW International Finance, Inc. 10/30/2025 (e)	4.250	20,000	19,933
Total short-term securities (cost: $356,022,000)			356,011
Options purchased (equity style) 0.00%
Options purchased (equity style)*			36
Total options purchased (equity style) (cost: $413,000)			36
Total investment securities 106.91% (cost: $2,028,659,000)			2,006,162
Other assets less liabilities (6.91)%			(129,602)
Net assets 100.00%			$1,876,560
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2025 (000)
Call
3 Month SOFR Futures Option	106	12/12/2025	USD96.50	USD26,500	$7
3 Month SOFR Futures Option	106	12/12/2025	97.00	26,500	2
3 Month SOFR Futures Option	105	12/12/2025	97.50	26,250	1
3 Month SOFR Futures Option	338	12/12/2025	98.00	84,500	2
					$12
Put
3 Month SOFR Futures Option	3,768	12/12/2025	USD95.69	USD942,000	$24
					$36
American Funds Insurance Series — Page 290 of 319

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
30 Day Federal Funds Futures	Long	253	11/3/2025	USD101,124	$(32)
3 Month SOFR Futures	Long	255	3/18/2026	61,401	68
3 Month SOFR Futures	Long	3	6/17/2026	724	(4)
3 Month SOFR Futures	Long	176	9/16/2026	42,554	(33)
2 Year U.S. Treasury Note Futures	Long	5,458	1/6/2026	1,137,439	181
5 Year U.S. Treasury Note Futures	Long	2,740	1/6/2026	299,195	143
10 Year Ultra U.S. Treasury Note Futures	Short	122	12/31/2025	(14,040)	28
10 Year U.S. Treasury Note Futures	Short	582	12/31/2025	(65,475)	148
20 Year U.S. Treasury Note Futures	Long	183	12/31/2025	21,337	455
30 Year Ultra U.S. Treasury Bond Futures	Long	297	12/31/2025	35,658	756
					$1,710
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.63358%	Annual	10/31/2025	USD1,381	$— (b)	$—	$— (b)
4.2035%	Annual	SOFR	Annual	1/10/2026	11,197	4	—	4
4.184%	Annual	SOFR	Annual	1/10/2026	11,198	3	—	3
4.2045%	Annual	SOFR	Annual	1/10/2026	1,020	— (b)	—	— (b)
4.27%	Annual	SOFR	Annual	2/16/2026	9,621	10	—	10
4.265%	Annual	SOFR	Annual	2/16/2026	4,777	5	—	5
4.3035%	Annual	SOFR	Annual	2/17/2026	2,874	3	—	3
4.2515%	Annual	SOFR	Annual	2/17/2026	2,847	3	—	3
4.2675%	Annual	SOFR	Annual	2/17/2026	2,771	3	—	3
4.3005%	Annual	SOFR	Annual	2/17/2026	1,989	2	—	2
4.288%	Annual	SOFR	Annual	2/17/2026	2,021	2	—	2
4.56%	Annual	SOFR	Annual	3/1/2026	27,400	67	—	67
4.568%	Annual	SOFR	Annual	3/1/2026	27,000	66	—	66
4.6275%	Annual	SOFR	Annual	3/20/2026	49,370	157	—	157
4.9005%	Annual	SOFR	Annual	4/17/2026	14,100	76	—	76
4.815%	Annual	SOFR	Annual	5/6/2026	31,500	176	—	176
4.723%	Annual	SOFR	Annual	5/7/2026	30,490	155	—	155
4.659%	Annual	SOFR	Annual	5/17/2026	45,400	230	—	230
SOFR	Annual	4.528%	Annual	6/18/2026	2,700	(14)	—	(14)
3.5405%	Annual	SOFR	Annual	1/23/2027	12,100	1	—	1
3.535%	Annual	SOFR	Annual	1/23/2027	13,000	— (b)	—	— (b)
3.53%	Annual	SOFR	Annual	1/23/2027	7,300	— (b)	—	— (b)
SOFR	Annual	4.186%	Annual	2/18/2027	54,150	(486)	—	(486)
3.7645%	Annual	SOFR	Annual	2/20/2027	23,600	80	—	80
3.761%	Annual	SOFR	Annual	2/20/2027	11,800	40	—	40
4.5895%	Annual	SOFR	Annual	5/6/2027	22,710	394	—	394
SOFR	Annual	3.41338%	Annual	6/30/2027	8,149	1	—	1
SOFR	Annual	3.62%	Annual	6/30/2027	7,849	(26)	—	(26)
American Funds Insurance Series — Page 291 of 319

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.45%	Annual	SOFR	Annual	2/1/2028	12,500	$24	$—	$24
3.47%	Annual	SOFR	Annual	2/2/2028	11,600	27	—	27
3.6475%	Annual	SOFR	Annual	2/27/2028	19,700	155	—	155
SOFR	Annual	3.528%	Annual	1/29/2030	4,000	(27)	—	(27)
SOFR	Annual	3.529%	Annual	1/29/2030	4,800	(33)	—	(33)
SOFR	Annual	3.5485%	Annual	1/29/2030	5,200	(40)	—	(40)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	49,000	5,621	—	5,621
3.18%	Annual	SOFR	Annual	4/17/2030	2,600	(20)	—	(20)
3.275%	Annual	SOFR	Annual	4/18/2030	2,600	(10)	—	(10)
3.353%	Annual	SOFR	Annual	4/19/2030	2,600	(1)	—	(1)
3.342%	Annual	SOFR	Annual	4/19/2030	2,600	(3)	—	(3)
3.344%	Annual	SOFR	Annual	4/20/2030	2,600	(2)	—	(2)
3.128%	Annual	SOFR	Annual	4/28/2030	2,600	(26)	—	(26)
3.285%	Annual	SOFR	Annual	5/1/2030	2,500	(9)	—	(9)
3.259%	Annual	SOFR	Annual	5/1/2030	2,600	(12)	—	(12)
3.186%	Annual	SOFR	Annual	5/9/2030	2,600	(20)	—	(20)
3.215%	Annual	SOFR	Annual	5/10/2030	2,500	(16)	—	(16)
3.29%	Annual	SOFR	Annual	5/19/2030	3,100	(10)	—	(10)
3.31%	Annual	SOFR	Annual	6/9/2030	26,800	(69)	—	(69)
2.665%	At maturity	U.S. Urban CPI	At maturity	8/18/2030	5,938	2	—	2
2.625%	At maturity	U.S. Urban CPI	At maturity	8/21/2030	5,941	(9)	—	(9)
2.6825%	At maturity	U.S. Urban CPI	At maturity	8/27/2030	5,877	9	—	9
2.755%	At maturity	U.S. Urban CPI	At maturity	8/29/2030	5,900	30	—	30
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	15,500	1,941	—	1,941
SOFR	Annual	3.326%	Annual	9/19/2032	10,880	107	—	107
SOFR	Annual	3.4225%	Annual	9/22/2032	10,938	42	—	42
SOFR	Annual	4.1615%	Annual	5/15/2033	330	(14)	—	(14)
SOFR	Annual	4.15%	Annual	5/15/2033	880	(37)	—	(37)
4.0135%	Annual	SOFR	Annual	8/21/2033	1,185	39	—	39
SOFR	Annual	3.6025%	Annual	1/8/2034	4,655	(14)	—	(14)
SOFR	Annual	3.7175%	Annual	8/8/2035	1,180	(7)	—	(7)
SOFR	Annual	3.175%	Annual	2/1/2038	16,000	883	—	883
3.065%	Annual	SOFR	Annual	4/7/2040	12,300	(1,096)	—	(1,096)
3.616%	Annual	SOFR	Annual	8/5/2044	5,600	(255)	—	(255)
3.561%	Annual	SOFR	Annual	8/9/2044	4,800	(254)	—	(254)
SOFR	Annual	3.9815%	Annual	11/6/2044	10,330	(34)	—	(34)
SOFR	Annual	3.045%	Annual	7/27/2050	3,600	530	—	530
SOFR	Annual	2.85282%	Annual	12/6/2052	540	100	—	100
SOFR	Annual	2.93542%	Annual	12/6/2052	550	94	—	94
SOFR	Annual	3.01413%	Annual	1/12/2053	1,402	221	—	221
SOFR	Annual	3.02%	Annual	1/12/2053	1,400	220	—	220
SOFR	Annual	2.974%	Annual	4/17/2053	800	132	—	132
SOFR	Annual	3.044%	Annual	4/18/2053	800	123	—	123
SOFR	Annual	3.0875%	Annual	4/19/2053	800	117	—	117
SOFR	Annual	3.1035%	Annual	4/19/2053	800	115	—	115
SOFR	Annual	3.0895%	Annual	4/20/2053	800	117	—	117
SOFR	Annual	2.9405%	Annual	4/28/2053	800	137	—	137
SOFR	Annual	3.0535%	Annual	5/1/2053	1,600	243	—	243
American Funds Insurance Series — Page 292 of 319

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	$132	$—	$132
SOFR	Annual	3.1135%	Annual	5/10/2053	800	113	—	113
SOFR	Annual	3.1605%	Annual	5/19/2053	1,000	134	—	134
SOFR	Annual	3.6765%	Annual	2/20/2054	2,019	94	—	94
SOFR	Annual	3.6815%	Annual	2/20/2054	1,510	69	—	69
SOFR	Annual	3.7205%	Annual	2/21/2054	520	20	—	20
SOFR	Annual	3.47875%	Annual	8/5/2054	4,200	337	—	337
SOFR	Annual	3.415%	Annual	8/9/2054	3,700	338	—	338
SOFR	Annual	3.9745%	Annual	8/5/2055	570	(4)	—	(4)
						$11,196	$—	$11,196

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	Represents securities transacted on a TBA basis.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $253,537,000, which represented 13.51% of the net assets of the fund.

(f)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,791,000, which represented 0.79% of the net assets of the fund.
(g)	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)
Assn. = Association
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 293 of 319

Managed Risk Growth Fund
Investment portfolio
September 30, 2025
unaudited

Growth funds 84.74%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,208,456	$445,558
Total growth funds (cost: $308,568,000)		445,558
Fixed income funds 9.97%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,368,659	52,398
Total fixed income funds (cost: $51,307,000)		52,398
Short-term securities 4.82%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.09% (a)	25,341,180	25,341
Total short-term securities (cost: $25,341,000)		25,341
Options purchased (equity style) 0.31%
Options purchased (equity style)*		1,621
Total options purchased (cost: $4,499,000)		1,621
Total investment securities 99.84% (cost: $389,715,000)		524,918
Other assets less liabilities 0.16%		842
Net assets 100.00%		$525,760
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2025 (000)
Put
S&P 500 Index	10	USD6,689	USD4,225.00	12/19/2025	$5
S&P 500 Index	450	300,981	4,250.00	12/19/2025	212
S&P 500 Index	30	20,065	4,300.00	12/19/2025	15
S&P 500 Index	45	30,098	4,325.00	12/19/2025	23
S&P 500 Index	50	33,442	4,350.00	12/19/2025	26
S&P 500 Index	20	13,377	4,375.00	12/19/2025	11
S&P 500 Index	90	60,196	4,250.00	3/20/2026	157
S&P 500 Index	415	277,571	4,275.00	3/20/2026	739
S&P 500 Index	10	6,689	4,375.00	3/20/2026	19
S&P 500 Index	25	16,721	4,500.00	3/20/2026	53
S&P 500 Index	25	16,721	4,650.00	3/20/2026	61
S&P 500 Index	15	10,033	4,750.00	3/20/2026	41
S&P 500 Index	10	6,688	4,775.00	3/20/2026	27
American Funds Insurance Series — Page 294 of 319

unaudited
*Options purchased (equity style) (continued)

Equity index options (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2025 (000)
S&P 500 Index	20	USD13,377	USD4,825.00	3/20/2026	$57
S&P 500 Index	25	16,721	4,850.00	3/20/2026	73
S&P 500 Index	20	13,377	4,900.00	3/20/2026	61
S&P 500 Index	10	6,688	4,625.00	6/18/2026	41
					$1,621
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
S&P 500 E-mini Index Futures	Long	57	12/19/2025	USD19,205	$265
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.74%
American Funds Insurance Series – Growth Fund, Class 1	$445,562	$112,600	$154,274	$58,656	$(16,986)	$445,558	$852	$34,295
Fixed income funds 9.97%
American Funds Insurance Series – The Bond Fund of America, Class 1	52,786	34,607	37,634	90	2,549	52,398	457	—
Total 94.71%				$58,746	$(14,437)	$497,956	$1,309	$34,295

(a)	Rate represents the seven-day yield at 9/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 295 of 319

Managed Risk International Fund
Investment portfolio
September 30, 2025
unaudited

Growth funds 84.92%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,589,526	$99,684
Total growth funds (cost: $72,600,000)		99,684
Fixed income funds 9.97%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,199,524	11,707
Total fixed income funds (cost: $11,411,000)		11,707
Short-term securities 4.66%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.09% (a)	5,472,706	5,473
Total short-term securities (cost: $5,473,000)		5,473
Options purchased (equity style) 0.38%
Options purchased (equity style)*		452
Total options purchased (cost: $810,000)		452
Total investment securities 99.93% (cost: $90,294,000)		117,316
Other assets less liabilities 0.07%		78
Net assets 100.00%		$117,394
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2025 (000)
Put
iShares MSCI EAFE ETF	1,500	USD14,006	USD65.00	12/19/2025	$16
iShares MSCI EAFE ETF	750	7,003	75.00	12/19/2025	15
iShares MSCI EAFE ETF	350	3,268	76.00	12/19/2025	6
iShares MSCI EAFE ETF	250	2,334	65.00	3/20/2026	7
iShares MSCI EAFE ETF	4,900	45,751	70.00	3/20/2026	220
iShares MSCI EAFE ETF	2,600	24,276	72.00	3/20/2026	155
iShares MSCI EAFE ETF	125	1,167	74.00	3/20/2026	7
iShares MSCI EAFE ETF	300	2,801	75.00	3/20/2026	15
iShares MSCI EAFE ETF	200	1,867	76.00	3/20/2026	11
					$452
American Funds Insurance Series — Page 296 of 319

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
MSCI EAFE Index Futures	Long	32	12/19/2025	USD4,456	$(19)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.92%
American Funds Insurance Series – International Fund, Class 1	$96,701	$9,611	$25,803	$4,171	$15,004	$99,684	$101	$—
Fixed income funds 9.97%
American Funds Insurance Series – The Bond Fund of America, Class 1	11,472	5,074	5,453	21	593	11,707	62	—
Total 94.89%				$4,192	$15,597	$111,391	$163	$—

(a)	Rate represents the seven-day yield at 9/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 297 of 319

Managed Risk Washington Mutual Investors
Fund
Investment portfolio
September 30, 2025
unaudited

Growth-and-income funds 84.74%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	15,132,942	$272,241
Total growth-and-income funds (cost: $202,152,000)		272,241
Fixed income funds 9.96%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,150,816	31,981
Total fixed income funds (cost: $31,059,000)		31,981
Short-term securities 4.73%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.09% (a)	15,199,771	15,200
Total short-term securities (cost: $15,200,000)		15,200
Options purchased (equity style) 0.36%
Options purchased (equity style)*		1,175
Total options purchased (cost: $2,405,000)		1,175
Total investment securities 99.79% (cost: $250,816,000)		320,597
Other assets less liabilities 0.21%		669
Net assets 100.00%		$321,266
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2025 (000)
Put
S&P 500 Index	25	USD16,721	USD4,225.00	12/19/2025	$11
S&P 500 Index	50	33,442	4,250.00	12/19/2025	23
S&P 500 Index	40	26,754	4,300.00	12/19/2025	20
S&P 500 Index	40	26,754	4,325.00	12/19/2025	21
S&P 500 Index	10	6,688	4,350.00	12/19/2025	5
S&P 500 Index	35	23,410	4,375.00	12/19/2025	19
S&P 500 Index	15	10,033	4,175.00	3/20/2026	24
S&P 500 Index	125	83,606	4,275.00	3/20/2026	223
S&P 500 Index	15	10,033	4,375.00	3/20/2026	29
S&P 500 Index	20	13,377	4,500.00	3/20/2026	42
S&P 500 Index	270	180,588	4,625.00	3/20/2026	647
S&P 500 Index	15	10,033	4,650.00	3/20/2026	37
American Funds Insurance Series — Page 298 of 319

unaudited
*Options purchased (equity style) (continued)

Equity index options (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2025 (000)
S&P 500 Index	15	USD10,033	USD4,850.00	3/20/2026	$44
S&P 500 Index	10	6,688	4,900.00	3/20/2026	30
					$1,175
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
S&P 500 E-mini Index Futures	Long	36	12/19/2025	USD12,130	$167
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.74%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$273,106	$43,656	$63,162	$13,564	$5,077	$272,241	$933	$17,905
Fixed income funds 9.96%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,524	12,460	14,865	(319)	2,181	31,981	257	—
Total 94.70%				$13,245	$7,258	$304,222	$1,190	$17,905

(a)	Rate represents the seven-day yield at 9/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 299 of 319

Managed Risk Growth-Income Fund
Investment portfolio
September 30, 2025
unaudited

Growth-and-income funds 79.51%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	25,583,784	$1,707,462
Total growth-and-income funds (cost: $1,388,244,000)		1,707,462
Fixed income funds 14.88%
American Funds Insurance Series – The Bond Fund of America, Class 1	32,730,859	319,453
Total fixed income funds (cost: $310,576,000)		319,453
Short-term securities 4.67%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.09% (a)	100,392,264	100,392
Total short-term securities (cost: $100,392,000)		100,392
Options purchased (equity style) 0.60%
Options purchased (equity style)*		12,848
Total options purchased (cost: $27,189,000)		12,848
Total investment securities 99.66% (cost: $1,826,401,000)		2,140,155
Other assets less liabilities 0.34%		7,319
Net assets 100.00%		$2,147,474
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2025 (000)
Put
S&P 500 Index	120	USD80,262	USD4,125.00	12/19/2025	$49
S&P 500 Index	150	100,327	4,225.00	12/19/2025	68
S&P 500 Index	1,285	859,467	4,250.00	12/19/2025	604
S&P 500 Index	500	334,423	4,300.00	12/19/2025	245
S&P 500 Index	120	80,262	4,325.00	12/19/2025	62
S&P 500 Index	160	107,015	4,375.00	12/19/2025	86
S&P 500 Index	80	53,508	4,175.00	3/20/2026	130
S&P 500 Index	1,830	1,223,988	4,275.00	3/20/2026	3,257
S&P 500 Index	205	137,113	4,375.00	3/20/2026	397
S&P 500 Index	40	26,754	4,425.00	3/20/2026	81
S&P 500 Index	95	63,540	4,500.00	3/20/2026	202
S&P 500 Index	50	33,442	4,525.00	3/20/2026	110
S&P 500 Index	2,480	1,658,738	4,625.00	3/20/2026	5,940
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*Options purchased (equity style) (continued)

Equity index options (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2025 (000)
S&P 500 Index	165	USD110,360	USD4,650.00	3/20/2026	$403
S&P 500 Index	40	26,754	4,825.00	3/20/2026	115
S&P 500 Index	150	100,327	4,850.00	3/20/2026	436
S&P 500 Index	95	63,540	4,900.00	3/20/2026	290
S&P 500 Index	90	60,196	4,625.00	6/18/2026	373
					$12,848
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
S&P 500 E-mini Index Futures	Long	401	12/19/2025	USD135,112	$1,738
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.51%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,736,906	$414,482	$407,802	$75,675	$(111,799)	$1,707,462	$4,029	$278,792
Fixed income funds 14.88%
American Funds Insurance Series – The Bond Fund of America, Class 1	325,683	109,052	132,478	(535)	17,731	319,453	2,800	—
Total 94.39%				$75,140	$(94,068)	$2,026,915	$6,829	$278,792

(a)	Rate represents the seven-day yield at 9/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 301 of 319

Managed Risk Asset Allocation Fund
Investment portfolio
September 30, 2025
unaudited

Asset allocation funds 95.19%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	68,030,862	$1,857,243
Total asset allocation funds (cost: $1,594,088,000)		1,857,243
Short-term securities 4.79%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.09% (a)	93,365,232	93,365
Total short-term securities (cost: $93,365,000)		93,365
Options purchased (equity style) 0.06%
Options purchased (equity style)*		1,153
Total options purchased (cost: $3,765,000)		1,153
Total investment securities 100.04% (cost: $1,691,218,000)		1,951,761
Other assets less liabilities (0.04)%		(709)
Net assets 100.00%		$1,951,052
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2025 (000)
Put
S&P 500 Index	30	USD20,065	USD4,125.00	12/19/2025	$12
S&P 500 Index	35	23,410	4,225.00	12/19/2025	16
S&P 500 Index	405	270,883	4,250.00	12/19/2025	190
S&P 500 Index	105	70,229	4,300.00	12/19/2025	52
S&P 500 Index	30	20,065	4,350.00	12/19/2025	16
S&P 500 Index	385	257,506	4,275.00	3/20/2026	685
S&P 500 Index	40	26,754	4,375.00	3/20/2026	77
S&P 500 Index	15	10,033	4,850.00	3/20/2026	44
S&P 500 Index	20	13,377	4,900.00	3/20/2026	61
					$1,153
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Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
S&P 500 E-mini Index Futures	Long	40	12/19/2025	USD13,478	$186
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.19%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,923,478	$243,682	$403,349	$(6,490)	$99,922	$1,857,243	$8,184	$127,660

(a)	Rate represents the seven-day yield at 9/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 303 of 319

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Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and the official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilities, and terms of the contract.
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The following table presents the average month-end notional amounts of options contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund while held (dollars in thousands):
	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$9,643	$20,281	$1,160*	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	Not applicable	645*	Not applicable	Not applicable
Capital Income Builder	Not applicable	Not applicable	163,733	291	7,628	$5,067
Asset Allocation Fund	Not applicable	Not applicable	2,577,804	Not applicable	373,690	61,302
Global Balanced Fund	$13,706*	Not applicable	55,222	80,094	18,021	6,402
The Bond Fund of America	Not applicable	Not applicable	5,920,144	257,710	690,863	163,905
Capital World Bond Fund	41,783*	$17,601	722,606	511,823	279,007	83,772
American High-Income Trust	Not applicable	Not applicable	35,887	Not applicable	Not applicable	15,789
American Funds Mortgage Fund	27,504	Not applicable	96,037	Not applicable	1,845	Not applicable
U.S. Government Securities Fund	985,596	Not applicable	1,991,196	Not applicable	965,804	Not applicable
Managed Risk Growth Fund	531,050	Not applicable	1,308	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	89,208	Not applicable	323	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	327,086	Not applicable	3,229	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,440,562	Not applicable	58,193	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation	450,510	Not applicable	26,174	Not applicable	Not applicable	Not applicable
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
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Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of September 30, 2025, were as follows (dollars in thousands):
Global Growth Fund

As of September 30, 2025, all of the fund’s investment securities were classified as Level 1.
Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$615,234	$—	$—	$615,234
Financials	474,208	14,550	—	488,758
Information technology	421,043	—	333	421,376
Consumer discretionary	346,663	—	—	346,663
Health care	346,450	—	—	346,450
Materials	219,666	—	—	219,666
Communication services	105,576	—	—	105,576
Consumer staples	98,986	—	—	98,986
Energy	90,668	—	—	90,668
Real estate	70,457	—	—	70,457
Utilities	61,129	—	—	61,129
Preferred securities	10,029	—	14,827	24,856
Convertible stocks	15,395	—	—	15,395
Convertible bonds & notes	—	698	1,847	2,545
Bonds, notes & other debt instruments	—	1,038	—	1,038
Short-term securities	90,825	—	—	90,825
Total	$2,966,329	$16,286	$17,007	$2,999,622
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Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$15,991,096	$—	$5,985	$15,997,081
Communication services	9,908,353	—	—	9,908,353
Consumer discretionary	8,648,212	—	—	8,648,212
Industrials	5,541,787	—	8,739	5,550,526
Health care	5,434,389	—	9,825	5,444,214
Financials	4,289,556	—	—	4,289,556
Energy	943,442	—	—	943,442
Consumer staples	935,786	—	3,095	938,881
Materials	876,491	—	—	876,491
Utilities	390,561	—	—	390,561
Real estate	232,461	—	—	232,461
Preferred securities	—	—	234,594	234,594
Rights & warrants	—	—	34,351	34,351
Convertible stocks	4,875	—	686	5,561
Short-term securities	895,688	—	—	895,688
Total	$54,092,697	$—	$297,275	$54,389,972
International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$1,291,901	$—	$—	$1,291,901
Financials	1,259,776	—	—	1,259,776
Information technology	1,038,004	—	6,168	1,044,172
Communication services	849,052	—	—	849,052
Materials	794,348	—	—	794,348
Consumer discretionary	737,794	—	—	737,794
Health care	468,965	—	—	468,965
Consumer staples	394,541	—	—	394,541
Energy	365,886	—	—	365,886
Utilities	124,111	—	—	124,111
Preferred securities	33,162	—	565	33,727
Rights & warrants	—	—	— *	— *
Short-term securities	160,980	—	—	160,980
Total	$7,518,520	$—	$6,733	$7,525,253
*
Amount less than one thousand.
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New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$762,462	$5,077	$493	$768,032
Financials	655,199	564	— *	655,763
Consumer discretionary	517,858	—	—	517,858
Industrials	496,085	—	—	496,085
Communication services	383,460	—	—	383,460
Materials	221,533	—	— *	221,533
Health care	201,338	—	—	201,338
Consumer staples	188,288	—	—	188,288
Energy	81,317	—	— *	81,317
Real estate	57,720	—	—	57,720
Utilities	49,062	—	—	49,062
Preferred securities	20,879	103	8,496	29,478
Bonds, notes & other debt instruments	—	126,824	—	126,824
Short-term securities	158,927	246	—	159,173
Total	$3,794,128	$132,814	$8,989	$3,935,931

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$28	$—	$—	$28
Unrealized appreciation on open forward currency contracts	—	102	—	102
Liabilities:
Unrealized depreciation on futures contracts	(17)	—	—	(17)
Unrealized depreciation on open forward currency contracts	—	(124)	—	(124)
Total	$11	$(22)	$—	$(11)
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
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Washington Mutual Investors Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,922,788	$—	$—	$2,922,788
Financials	2,173,362	298	—	2,173,660
Industrials	1,412,496	—	—	1,412,496
Health care	1,286,203	—	—	1,286,203
Consumer staples	936,104	—	—	936,104
Consumer discretionary	835,050	—	—	835,050
Communication services	647,486	—	—	647,486
Utilities	496,208	—	—	496,208
Energy	395,733	—	—	395,733
Materials	323,046	—	—	323,046
Real estate	309,472	—	—	309,472
Convertible stocks	58,356	—	—	58,356
Short-term securities	306,342	—	—	306,342
Total	$12,102,646	$298	$—	$12,102,944
U.S. Small and Mid Cap Equity Fund

As of September 30, 2025, all of the fund’s investment securities were classified as Level 1.
Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$483,112	$—	$—	$483,112
Industrials	335,640	—	—	335,640
Financials	312,973	—	— *	312,973
Communication services	193,015	—	—	193,015
Consumer discretionary	182,936	—	—	182,936
Health care	144,688	—	—	144,688
Materials	110,689	1,930	—	112,619
Consumer staples	103,311	—	—	103,311
Energy	78,814	—	—	78,814
Utilities	32,326	891	—	33,217
Real estate	14,829	—	—	14,829
Preferred securities	6,213	—	—	6,213
Bonds, notes & other debt instruments	—	1,544	—	1,544
Short-term securities	63,656	—	—	63,656
Total	$2,062,202	$4,365	$— *	$2,066,567
*
Amount less than one thousand.
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Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$13,444,109	$—	$—	$13,444,109
Industrials	6,639,840	—	—	6,639,840
Financials	5,286,037	—	—	5,286,037
Consumer discretionary	4,734,064	—	—	4,734,064
Health care	3,860,764	—	—	3,860,764
Communication services	3,523,659	—	—	3,523,659
Energy	1,422,987	—	—	1,422,987
Consumer staples	1,328,769	—	—	1,328,769
Materials	1,082,707	—	—	1,082,707
Utilities	912,294	—	—	912,294
Real estate	751,709	—	—	751,709
Bonds, notes & other debt instruments	—	828	—	828
Short-term securities	1,042,231	—	—	1,042,231
Total	$44,029,170	$828	$—	$44,029,998
International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$99,906	$—	$— *	$99,906
Industrials	66,825	—	—	66,825
Information technology	48,929	415	—	49,344
Consumer discretionary	38,280	—	—	38,280
Consumer staples	34,717	—	—	34,717
Materials	29,033	—	— *	29,033
Communication services	28,299	—	—	28,299
Health care	25,294	—	—	25,294
Energy	18,892	—	— *	18,892
Utilities	8,548	—	—	8,548
Real estate	4,923	—	—	4,923
Preferred securities	184	—	—	184
Short-term securities	9,163	—	—	9,163
Total	$412,993	$415	$— *	$413,408
*
Amount less than one thousand.
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Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$251,374	$—	$— *	$251,374
Information technology	176,916	—	—	176,916
Industrials	141,845	—	—	141,845
Health care	135,319	—	—	135,319
Consumer staples	135,273	—	—	135,273
Utilities	85,588	791	—	86,379
Consumer discretionary	82,476	—	—	82,476
Energy	74,354	—	—	74,354
Communication services	58,058	—	—	58,058
Materials	57,715	—	—	57,715
Real estate	48,495	—	—	48,495
Convertible stocks	5,520	—	—	5,520
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	88,788	—	88,788
Mortgage-backed obligations	—	87,015	100	87,115
Corporate bonds, notes & loans	—	42,510	231	42,741
Asset-backed obligations	—	13,359	—	13,359
Bonds & notes of governments & government agencies outside the U.S.	—	832	—	832
Municipals	—	340	—	340
Investment funds	33,011	—	—	33,011
Short-term securities	127,544	—	—	127,544
Total	$1,413,488	$233,635	$331	$1,647,454

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$353	$—	$—	$353
Unrealized appreciation on open forward currency contracts	—	9	—	9
Unrealized appreciation on centrally cleared interest rate swaps	—	218	—	218
Liabilities:
Unrealized depreciation on futures contracts	(69)	—	—	(69)
Unrealized depreciation on centrally cleared interest rate swaps	—	(8)	—	(8)
Unrealized depreciation on centrally cleared credit default swaps	—	(1)	—	(1)
Total	$284	$218	$—	$502
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 311 of 319

unaudited
Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,951,538	$—	$—	$4,951,538
Financials	3,178,158	—	— *	3,178,158
Industrials	2,510,222	—	—	2,510,222
Consumer discretionary	1,787,741	—	830	1,788,571
Health care	1,592,798	3,770	13,339	1,609,907
Materials	1,466,671	—	— *	1,466,671
Communication services	1,121,774	—	—	1,121,774
Consumer staples	944,727	—	—	944,727
Energy	255,081	—	644	255,725
Utilities	236,665	—	—	236,665
Real estate	62,367	—	—	62,367
Preferred securities	—	—	736	736
Rights & warrants	51	—	— *	51
Convertible stocks	35,616	—	—	35,616
Convertible bonds & notes	—	18,291	—	18,291
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	3,078,925	—	3,078,925
U.S. Treasury bonds & notes	—	2,297,734	—	2,297,734
Corporate bonds, notes & loans	—	2,021,393	10,268	2,031,661
Asset-backed obligations	—	552,446	—	552,446
Bonds & notes of governments & government agencies outside the U.S.	—	58,630	—	58,630
Municipals	—	22,753	—	22,753
Investment funds	840,931	—	—	840,931
Short-term securities	1,620,846	—	—	1,620,846
Total	$20,605,186	$8,053,942	$25,817	$28,684,945

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,818	$—	$—	$4,818
Unrealized appreciation on centrally cleared interest rate swaps	—	188	—	188
Liabilities:
Unrealized depreciation on futures contracts	(1,786)	—	—	(1,786)
Unrealized depreciation on centrally cleared credit default swaps	—	(674)	—	(674)
Total	$3,032	$(486)	$—	$2,546
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 312 of 319

unaudited
American Funds Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$51,795	$—	$—	$51,795
Industrials	42,918	—	—	42,918
Financials	42,352	—	—	42,352
Health care	31,157	—	—	31,157
Consumer discretionary	23,129	—	—	23,129
Materials	20,333	374	—	20,707
Communication services	20,024	—	—	20,024
Consumer staples	15,362	—	—	15,362
Utilities	14,907	—	—	14,907
Energy	10,010	—	—	10,010
Real estate	2,213	—	—	2,213
Convertible stocks	2,589	—	—	2,589
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	54,408	—	54,408
Corporate bonds, notes & loans	—	26,934	—	26,934
U.S. Treasury bonds & notes	—	24,649	—	24,649
Mortgage-backed obligations	—	22,223	—	22,223
Asset-backed obligations	—	2,407	—	2,407
Municipals	—	131	—	131
Federal agency bonds & notes	—	111	—	111
Investment funds	4,221	—	—	4,221
Short-term securities	34,014	—	—	34,014
Total	$315,024	$131,237	$—	$446,261

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$258	$—	$—	$258
Unrealized appreciation on open forward currency contracts	—	364	—	364
Unrealized appreciation on centrally cleared interest rate swaps	—	49	—	49
Unrealized appreciation on bilateral interest rate swaps	—	44	—	44
Unrealized appreciation on centrally cleared credit default swaps	—	— †	—	— †
Liabilities:
Unrealized depreciation on futures contracts	(80)	—	—	(80)
Unrealized depreciation on open forward currency contracts	—	(197)	—	(197)
Unrealized depreciation on centrally cleared interest rate swaps	—	(19)	—	(19)
Unrealized depreciation on bilateral interest rate swaps	—	(329)	—	(329)
Unrealized appreciation on centrally cleared credit default swaps	—	— †	—	— †
Total	$178	$(88)	$—	$90
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†
Amount less than one thousand.
American Funds Insurance Series — Page 313 of 319

unaudited
The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,900,503	$1,368	$3,901,871
Corporate bonds, notes & loans	—	3,632,039	6,704	3,638,743
U.S. Treasury bonds & notes	—	2,421,166	—	2,421,166
Asset-backed obligations	—	543,308	—	543,308
Bonds & notes of governments & government agencies outside the U.S.	—	205,778	—	205,778
Municipals	—	162,876	—	162,876
Federal agency bonds & notes	—	11,797	—	11,797
Common stocks	—	14	—	14
Short-term securities	868,446	—	—	868,446
Total	$868,446	$10,877,481	$8,072	$11,753,999

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$8,929	$—	$—	$8,929
Unrealized appreciation on open forward currency contracts	—	580	—	580
Unrealized appreciation on centrally cleared interest rate swaps	—	2,009	—	2,009
Unrealized appreciation on bilateral interest rate swaps	—	2,191	—	2,191
Liabilities:
Unrealized depreciation on futures contracts	(4,803)	—	—	(4,803)
Unrealized depreciation on open forward currency contracts	—	(384)	—	(384)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,647)	—	(2,647)
Unrealized depreciation on bilateral interest rate swaps	—	(3,301)	—	(3,301)
Unrealized depreciation on centrally cleared credit default swaps	—	(3,329)	—	(3,329)
Total	$4,126	$(4,881)	$—	$(755)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 314 of 319

unaudited
Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$297,913	$—	$297,913
Japanese yen	—	126,607	—	126,607
British pounds	—	63,897	—	63,897
Brazilian reais	—	34,246	—	34,246
South Korean won	—	24,043	—	24,043
Australian dollars	—	23,890	—	23,890
Indian rupees	—	20,578	—	20,578
Chinese yuan renminbi	—	20,205	—	20,205
Canadian dollars	—	18,566	—	18,566
Malaysian ringgits	—	17,506	—	17,506
Indonesian rupiah	—	7,708	—	7,708
Mexican pesos	—	6,829	—	6,829
Danish kroner	—	6,474	—	6,474
Colombian pesos	—	4,589	—	4,589
Polish zloty	—	3,934	—	3,934
South African rand	—	3,912	—	3,912
Chilean pesos	—	2,661	—	2,661
Turkish lira	—	1,970	—	1,970
New Zealand dollars	—	1,022	—	1,022
Czech korunas	—	856	—	856
Philippine pesos	—	484	—	484
U.S. dollars	—	624,801	592	625,393
Preferred securities	—	—	78	78
Common stocks	—	5	57	62
Investment funds	22,577	—	—	22,577
Short-term securities	156,910	—	—	156,910
Options purchased on foreign currencies (equity style)	—	2	—	2
Total	$179,487	$1,312,698	$727	$1,492,912

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,276	$—	$—	$3,276
Unrealized appreciation on open forward currency contracts	—	1,880	—	1,880
Unrealized appreciation on centrally cleared interest rate swaps	—	584	—	584
Unrealized appreciation on bilateral interest rate swaps	—	388	—	388
Unrealized appreciation on centrally cleared credit default swaps	—	5	—	5
Liabilities:
Value of options written (equity style)	—	— †	—	— †
Unrealized depreciation on futures contracts	(1,329)	—	—	(1,329)
Unrealized depreciation on open forward currency contracts	—	(1,437)	—	(1,437)
Unrealized depreciation on centrally cleared interest rate swaps	—	(802)	—	(802)
Unrealized depreciation on bilateral interest rate swaps	—	(4,194)	—	(4,194)
Unrealized depreciation on centrally cleared credit default swaps	—	(177)	—	(177)
Total	$1,947	$(3,753)	$—	$(1,806)
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†
Amount less than one thousand.
American Funds Insurance Series — Page 315 of 319

unaudited
American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$896,266	$3,686	$899,952
Mortgage-backed obligations	—	—	580	580
Municipals	—	461	—	461
Convertible bonds & notes	—	932	—	932
Common stocks	40,985	3,174	21,662	65,821
Preferred securities	—	—	1,672	1,672
Rights & warrants	45	113	—	158
Short-term securities	47,457	—	—	47,457
Total	$88,487	$900,946	$27,600	$1,017,033

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$25	$—	$—	$25
Liabilities:
Unrealized depreciation on futures contracts	(16)	—	—	(16)
Unrealized depreciation on centrally cleared credit default swaps	—	(190)	—	(190)
Total	$9	$(190)	$—	$(181)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2025 (dollars in thousands):
	Beginning value at 1/1/2025	Transfers into Level 3†	Purchases	Sales	Net realized gain (loss)	Unrealized appreciation (depreciation)	Transfers out of Level 3†	Ending value at 9/30/2025
Investment securities	$36,440	$1,868	$7,372	$(4,535)	$(3,727)	$(6,067)	$(3,751)	$27,600
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at September 30, 2025								$(7,137)
†
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
American Funds Insurance Series — Page 316 of 319

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 9/30/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$4,266	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Vendor price	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Common stocks	$21,662	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	15% - 20%	17%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	5.5x - 10.0x	8.0x	Increase
			EV/EBITDA-CAPEX multiple	10.5x	10.5x	Increase
			DLOM	7%	7%	Decrease
Preferred securities	$1,672	Market comparables	EV/EBITDA multiple	4.7x	4.7x	Increase
			DLOM	15%	15%	Decrease
	$27,600
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations and symbols
CAPEX = Capital expenditures
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$103,666	$—	$103,666
U.S. Treasury bonds & notes	—	5,136	—	5,136
Asset-backed obligations	—	1,423	—	1,423
Short-term securities	—	28,881	—	28,881
Options purchased on futures (equity style)	1	—	—	1
Total	$1	$139,106	$—	$139,107

American Funds Insurance Series — Page 317 of 319

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$126	$—	$—	$126
Unrealized appreciation on centrally cleared interest rate swaps	—	100	—	100
Liabilities:
Unrealized depreciation on futures contracts	(1)	—	—	(1)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3)	—	(3)
Total	$125	$97	$—	$222
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund

As of September 30, 2025, all of the fund’s investment securities were classified as Level 2.
U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$848,761	$—	$848,761
U.S. Treasury bonds & notes	—	752,779	—	752,779
Federal agency bonds & notes	—	48,575	—	48,575
Short-term securities	—	356,011	—	356,011
Options purchased on futures (equity style)	36	—	—	36
Total	$36	$2,006,126	$—	$2,006,162

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,779	$—	$—	$1,779
Unrealized appreciation on centrally cleared interest rate swaps	—	13,744	—	13,744
Liabilities:
Unrealized depreciation on futures contracts	(69)	—	—	(69)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,548)	—	(2,548)
Total	$1,710	$11,196	$—	$12,906
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund

As of September 30, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund

As of September 30, 2025, all of the fund’s investments were classified as Level 1.
American Funds Insurance Series — Page 318 of 319

unaudited
Managed Risk Washington Mutual Investors Fund

As of September 30, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund

As of September 30, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund

As of September 30, 2025, all of the fund’s investments were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
INGEFP3-998-1125
American Funds Insurance Series — Page 319 of 319